UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06719

Sterling Capital Funds

(Exact name of registrant as specified in charter)

3605 Glenwood Ave., Suite 100
Raleigh, NC 27612

(Address of principal executive offices) (Zip code)

James T. Gillespie, President
Sterling Capital Funds
3605 Glenwood Ave., Suite 100
Raleigh, NC 27612

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

S
MCMLXX
PULSUS UT LIBERA™

STERLING
CAPITAL FUNDS

SEMI-ANNUAL REPORT
MARCH 31, 2021

May lose value • Not FDIC insured • Not insured by any government agency • Not guaranteed by the bank • Not a deposit

Sterling Capital Funds

(This page is intentionally left blank.)

Letter from the President and the Investment Advisor

Dear Shareholders:

We are pleased to present this Sterling Capital Funds semiannual report covering the six months from October 1, 2020 to March 31, 2021.

Equity markets posted strong returns during the six-month period, which began with a broad-based surge in the fourth quarter of 2020. Most major stock indices posted double-digit returns in the quarter, including both domestic and international indices. The gains came amid positive news about the development of COVID-19 vaccines, which helped ease investor fears. The momentum carried through into the first quarter of 2021, with many domestic indices posting record highs by the close of the period under review.

The gain in U.S. stocks during the fourth quarter of 2020 was a continuation of a sustained rally following the initial pandemic-triggered drawdown in March 2020. However, most of the market rebound through the third quarter of 2020 was driven by a handful of large-cap technology companies. In fact, in the absence of the gains from these tech names, along with a handful of other top performers including large-cap consumer discretionary names, the S&P 500 Index1 would have ended 2020 with a loss.

The market dominance by a relatively small subset of stocks eased in the final months of 2020. Positive vaccine developments helped improve investor sentiment, which lifted all segments of the market to close out a tumultuous 2020. Small-cap stocks did particularly well during this final quarter of 2020, outperforming large-cap companies by a wide margin. The Russell 2000 Index2 surged to a 31.4% return during the three months through December 31, 2020.

This renewed appetite for risk during the final months of 2020 also affected the fixed income markets, along with improving economic data and the Fed’s promise to maintain short-term interest rates at near 0% through the end of 2021. The combination of these factors led the yield curve to steepen and the spread between corporate and Treasury yields to tighten. The yield curve between 2-year and 10-year Treasuries jumped from 56 basis points to 80 basis points over the course of the fourth quarter, while the spread between 10-year Treasuries and investment grade “BBB” bonds tightened from 170 basis points in September down to 108 basis points by the end of the year.

Investors carried their optimism through into the start of 2021, helped along by the new administration’s $1.9 trillion stimulus package and confirmation from Federal Reserve Chairman Jay Powell that the Fed would continue to act in support of the economic recovery. Equity markets rallied as investors pivoted to sections of the market that had long been overlooked. Small- and mid-cap stocks continued to outperform their large-cap counterparts during the first quarter of 2021, while value stocks outperformed growth names.

Along with this newfound confidence in the strength of the U.S. economic recovery, investors also turned their attention to signs of rising inflation. This combination of factors led to a jump in interest rates through the first quarter and a steepening yield curve. Yields on 10-year Treasuries rose during the quarter from 0.93% to 1.74%, even as the Fed kept short-term rates anchored near 0%. Meanwhile, the upbeat economic news and rising interest rates weighed on corporate bond prices, even as the spread relative to Treasuries further compressed to 78 basis points by the end of March—the tightest margin in over a decade. The decline in prices was felt across all major bond indices. In particular, the Bloomberg Barclays Government/Corporate Index3 returned -4.35% for the first quarter, and the Bloomberg Barclays 1-10 Year Municipal Index4 declined a modest 0.26%.

Domestic macro-economic data reflected the story told by equity markets during the six-month period. U.S. GDP increased at an annualized rate of 4.3% in the final quarter of 2020—a strong but more modest level of growth compared to the 33.4% growth in the preceding quarter. The monthly unemployment rate also continued to paint an optimistic picture as it continued to trend downward from its high of 14.7% in April 2020. By March 2021, unemployment sat at just 6%.

The S&P 500® Index gained 19.1% (total return) during the six months under review. Small-cap stocks generally fared far better than large caps during the end of 2020 and into the start of 2021, with the Russell 2000® Index of small-cap stocks gaining an impressive 48.1% (total return).

International markets posted similar returns, with the MSCI EAFE Index5 up 20.1% and the MSCI Emerging Markets Index6 gaining 22.4%.

During the first half of the period under review, the Energy and Financials sectors posted the strongest gains among U.S. stocks, with the Industrials, Materials and Communications Services sectors also generally outperforming the broader market, even as all sectors posted gains. The Energy and Financials sectors continued to outperform through the first quarter of 2021. The Energy sector gaining 30.9% as oil prices rose, and the steepening yield curve helped stocks in the Financials sector rally 16% for the first quarter of 2021. Meanwhile, the administration’s promise of an infrastructure plan helped buoy stocks in the Industrials and Materials sectors, which gained 11.4% and 9.1% for the quarter, respectively. GDP for the first quarter of 2021 increased at a similarly strong annualized rate of 6.4%. By comparison, the previous market-leading Information Technology, Health Care and Consumer Discretionary sectors all posted relatively small gains of less than 4% during the first quarter of 2021.

We will continue to monitor the evolving economic and market climate and will manage the Sterling Capital Funds accordingly. Thank you for your confidence in Sterling Capital Management. We look forward to serving your investment needs during the months and years ahead.

If you have any questions, please call us at 1-800-228-1872.

Sincerely,

James T. Gillespie

President

Sterling Capital Funds

Jeffrey J. Schappe, CFA

Managing Director

Sterling Capital Management LLC

[1]	“S&P 500®” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Sterling Capital Funds. The S&P 500® Index is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. A Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.
[2]	“Russell 2000®” Index is a registered service mark of FTSE Russell, which does not sponsor and is in no way affiliated with the Sterling Capital Funds. The Russell 2000® Index is a small-cap market index of the bottom 2,000 stocks in the Russell 3000® Index. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. A Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.
[3]	The Bloomberg Barclays Government/Corporate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s, S&P, or Fitch. All issues have at least one year to maturity and an outstanding par value of at least $250 million. This index includes only U.S. Government or Investment Grade Credit Only. Total return includes price appreciation/depreciation and income as a percent of the original investment.
[4]	The Bloomberg Barclays 1-10 Year Municipal Index is a market value-weighted index which covers the short and intermediate components of the Barclays Municipal Bond Index—an unmanaged, market value-weighted index which covers the U.S. investment-grade tax-exempt bond market.
[5]	The MSCI EAFE® Index measures the performance of the developed stock markets of Europe, Australia, and the Far East.
[6]	The MSCI Emerging Markets Index captures large and mid cap equity representation across 27 developing market countries. The Index covers approximately 85% of the free float-adjusted market capitalization in each country.

Past performance does not guarantee future results. Mutual fund investing involves risk including the possible loss of principal.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. Sterling Capital Management LLC (“Sterling Capital”) serves as investment advisor to the Sterling Capital Funds (each a “Fund” and collectively, the “Funds”) and is paid a fee for its services. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Truist Financial Corporation or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds currently are distributed by Sterling Capital Distributors, LLC. The distributor is not affiliated with Truist Financial Corporation or its affiliates.

The foregoing information and opinions are for general information only. Sterling Capital does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or as offering individual or personalized investment advice.

1

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Funds invested, as a percentage of net assets, in the following industries, countries, states, funds or security types, as of March 31, 2021:

Sterling Capital Behavioral Large Cap Value Equity Fund	Percentage of net assets
Air Freight & Logistics	3.1%
Automobiles	2.1%
Banks	9.8%
Biotechnology	3.2%
Building Products	0.6%
Capital Markets	5.7%
Chemicals	3.4%
Construction & Engineering	0.6%
Consumer Finance	2.2%
Diversified Consumer Services	1.4%
Diversified Telecommunication Services	2.6%
Electric Utilities	3.5%
Electrical Equipment	3.0%
Electronic Equipment, Instruments & Components	0.5%
Energy Equipment & Services	1.9%
Equity Real Estate Investment Trusts (REITS)	3.2%
Food & Staples Retailing	0.8%
Food Products	1.6%
Health Care Providers & Services	5.6%
Hotels, Restaurants & Leisure	0.2%
Household Durables	2.1%
Household Products	0.0%*
Insurance	3.5%
Interactive Media & Services	0.9%
IT Services	2.0%
Life Sciences Tools & Services	1.5%
Machinery	5.5%
Media	3.9%
Metals & Mining	2.2%
Multiline Retail	1.8%
Multi-Utilities	0.5%
Oil, Gas & Consumable Fuels	2.4%
Personal Products	0.6%
Pharmaceuticals	2.3%
Semiconductors & Semiconductor Equipment	4.6%
Software	1.4%
Specialty Retail	1.8%
Technology Hardware, Storage & Peripherals	3.3%
Textiles, Apparel & Luxury Goods	0.4%
Tobacco	3.3%
Trading Companies & Distributors	0.6%
Money Market Fund	0.4%
100.0%

*	Amount represents less than 0.05%.

Sterling Capital Mid Value Fund	Percentage of net assets
Auto Components	2.9%
Banks	5.3%
Chemicals	6.5%
Consumer Finance	4.6%
Containers & Packaging	3.2%
Diversified Financial Services	2.4%
Diversified Telecommunication Services	2.0%
Electric Utilities	5.7%
Electrical Equipment	2.8%
Energy Equipment & Services	1.2%
Food Products	1.6%
Health Care Equipment & Supplies	2.4%
Health Care Providers & Services	11.0%
Hotels, Restaurants & Leisure	3.2%
Household Durables	2.8%
Household Products	1.5%
Insurance	6.4%
Internet & Direct Marketing Retail	1.7%
IT Services	2.7%
Machinery	1.9%
Media	4.5%
Oil, Gas & Consumable Fuels	1.5%
Professional Services	6.0%
Real Estate Management & Development	4.1%
Specialty Retail	2.8%
Technology Hardware, Storage & Peripherals	3.0%
Trading Companies & Distributors	1.7%
Money Market Fund	4.2%
99.6%

2

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Behavioral Small Cap Value Equity Fund	Percentage of net assets
Air Freight & Logistics	0.7%
Airlines	0.8%
Auto Components	0.7%
Banks	14.9%
Building Products	2.3%
Capital Markets	1.0%
Chemicals	1.6%
Commercial Services & Supplies	0.7%
Communications Equipment	0.7%
Construction & Engineering	3.5%
Construction Materials	0.5%
Consumer Finance	3.9%
Diversified Financial Services	0.6%
Electric Utilities	1.0%
Electrical Equipment	0.7%
Electronic Equipment, Instruments & Components	2.4%
Energy Equipment & Services	2.3%
Equity Real Estate Investment Trusts (REITS)	6.7%
Food & Staples Retailing	1.9%
Gas Utilities	0.5%
Health Care Providers & Services	5.6%
Household Durables	4.3%
Household Products	0.8%
Independent Power and Renewable Electricity Producers	1.3%
Insurance	2.2%
IT Services	0.4%
Leisure Products	1.5%
Machinery	1.0%
Marine	1.1%
Media	2.3%
Metals & Mining	3.2%
Mortgage Real Estate Investment Trusts (REITS)	1.3%
Multiline Retail	0.7%
Multi-Utilities	0.9%
Oil, Gas & Consumable Fuels	2.4%
Paper & Forest Products	0.8%
Personal Products	0.5%
Pharmaceuticals	0.8%
Real Estate Management & Development	1.4%
Road & Rail	1.1%
Semiconductors & Semiconductor Equipment	2.5%
Specialty Retail	6.5%
Textiles, Apparel & Luxury Goods	0.3%
Thrifts & Mortgage Finance	3.4%
Trading Companies & Distributors	5.2%
Exchange Traded Fund	0.5%
Money Market Fund	0.5%
99.9%

Sterling Capital Special Opportunities Fund	Percentage of net assets
Aerospace & Defense	2.0%
Air Freight & Logistics	2.9%
Auto Components	1.9%
Biotechnology	2.9%
Capital Markets	4.0%
Communications Equipment	5.0%
Consumer Finance	2.4%
Containers & Packaging	1.7%
Entertainment	2.9%
Health Care Equipment & Supplies	11.3%
Health Care Providers & Services	9.5%
Health Care Technology	2.3%
Household Durables	1.9%
Interactive Media & Services	6.4%
IT Services	13.0%
Media	4.5%
Pharmaceuticals	4.0%
Professional Services	5.1%
Real Estate Management & Development	2.2%
Semiconductors & Semiconductor Equipment	5.6%
Software	5.4%
Specialty Retail	1.8%
Money Market Fund	1.8%
100. 5%

Sterling Capital Equity Income Fund	Percentage of net assets
Aerospace & Defense	2.4%
Air Freight & Logistics	3.5%
Banks	2.3%
Beverages	4.9%
Biotechnology	3.0%
Capital Markets	6.1%
Communications Equipment	3.4%
Consumer Finance	3.9%
Diversified Telecommunication Services	2.6%
Electronic Equipment, Instruments & Components	3.3%
Equity Real Estate Investment Trusts (REITS)	2.8%
Food Products	2.6%
Health Care Equipment & Supplies	6.8%
Health Care Providers & Services	7.8%
Hotels, Restaurants & Leisure	4.7%
Industrial Conglomerates	3.2%
Insurance	5.5%
IT Services	5.8%
Oil, Gas & Consumable Fuels	2.6%
Pharmaceuticals	6.3%
Semiconductors & Semiconductor Equipment	4.0%
Software	4.0%
Specialty Retail	5.5%
Money Market Fund	3.1%
100.1%
3

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Behavioral International Equity Fund	Percentage of net assets
Australia	5.9%
Austria	2.1%
Belgium	1.7%
Denmark	0.3%
Finland	2.0%
France	9.9%
Germany	9.9%
Hong Kong	2.3%
Ireland	0.9%
Israel	1.2%
Italy	4.6%
Japan	26.3%
Netherlands	2.0%
Norway	1.0%
Singapore	0.8%
Spain	1.7%
Sweden	3.8%
Switzerland	9.7%
United Kingdom	12.2%
Money Market Fund	0.6%
98.9%

Sterling Capital SMID Opportunities Fund	Percentage of net assets
Auto Components	3.5%
Capital Markets	1.8%
Chemicals	3.0%
Commercial Services & Supplies	4.7%
Communications Equipment	3.9%
Consumer Finance	4.6%
Containers & Packaging	4.5%
Entertainment	1.2%
Equity Real Estate Investment Trusts (REITS)	3.5%
Health Care Equipment & Supplies	8.6%
Health Care Providers & Services	8.7%
Household Durables	1.4%
Independent Power and Renewable Electricity Producers	2.1%
Insurance	3.5%
IT Services	23.9%
Oil, Gas & Consumable Fuels	1.5%
Professional Services	3.7%
Real Estate Management & Development	2.8%
Software	5.4%
Specialty Retail	1.1%
Money Market Fund	9.6%
103.0%

Sterling Capital Stratton Mid Cap Value Fund	Percentage of net assets
Auto Components	2.6%
Banks	8.4%
Capital Markets	2.5%
Chemicals	2.1%
Communications Equipment	1.2%
Construction & Engineering	1.9%
Containers & Packaging	5.8%
Electronic Equipment, Instruments & Components	4.3%
Entertainment	3.7%
Equity Real Estate Investment Trusts (REITS)	10.5%
Food & Staples Retailing	4.1%
Food Products	1.7%
Gas Utilities	4.4%
Health Care Equipment & Supplies	3.7%
Household Durables	2.0%
Industrial Conglomerates	2.1%
Insurance	6.6%
IT Services	2.1%
Leisure Products	2.0%
Life Sciences Tools & Services	7.1%
Machinery	2.9%
Oil, Gas & Consumable Fuels	3.7%
Professional Services	2.5%
Semiconductors & Semiconductor Equipment	3.0%
Software	1.6%
Trading Companies & Distributors	3.5%
Exchange Traded Fund	2.3%
Money Market Fund	1.7%
100.0%

Sterling Capital Stratton Real Estate Fund	Percentage of net assets
Health Care	9.1%
Hotel & Resort	5.4%
Industrial	15.1%
Office	6.7%
Real Estate Development	1.6%
Residential	13.7%
Retail	10.0%
Specialized	37.1%
Money Market Fund	1.2%
99.9%
4

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Stratton Small Cap Value Fund	Percentage of net assets
Aerospace & Defense	2.4%
Auto Components	1.0%
Banks	22.4%
Capital Markets	1.9%
Chemicals	3.5%
Construction & Engineering	3.9%
Consumer Finance	0.5%
Diversified Telecommunication Services	0.5%
Electric Utilities	2.3%
Electrical Equipment	3.1%
Electronic Equipment, Instruments & Components	2.7%
Entertainment	2.1%
Equity Real Estate Investment Trusts (REITS)	8.9%
Food & Staples Retailing	7.3%
Gas Utilities	2.2%
Health Care Equipment & Supplies	2.7%
Household Durables	2.0%
Insurance	5.9%
Machinery	7.1%
Professional Services	3.0%
Semiconductors & Semiconductor Equipment	6.9%
Software	2.8%
Trading Companies & Distributors	3.4%
Money Market Fund	1.5%
100.0%

Sterling Capital Ultra Short Bond Fund	Percentage of net assets
Asset Backed Securities	13.3%
Collateralized Mortgage Obligations	0.9%
Commercial Mortgage-Backed Securities	12.4%
Corporate Bonds	70.7%
Municipal Bonds	2.9%
Money Market Fund	0.8%
101.0%

Sterling Capital Short Duration Bond Fund	Percentage of net assets
Asset Backed Securities	17.5%
Collateralized Mortgage Obligations	1.0%
Commercial Mortgage-Backed Securities	6.3%
Corporate Bonds	62.9%
Municipal Bonds	11.3%
Money Market Fund	1.6%
100.6%

Sterling Capital Intermediate U.S. Government Fund	Percentage of net assets
Asset Backed Securities	2.1%
Collateralized Mortgage Obligations	11.6%
Commercial Mortgage-Backed Securities	18.3%
Corporate Bonds	2.0%
Mortgage-Backed Securities	46.3%
Municipal Bonds	0.9%
U.S. Government Agencies	10.2%
U.S. Treasury Notes	5.8%
Money Market Fund	2.5%
99.7%

Sterling Capital Total Return Bond Fund	Percentage of net assets
Asset Backed Securities	12.6%
Collateralized Mortgage Obligations	4.5%
Commercial Mortgage-Backed Securities	13.8%
Corporate Bonds	42.9%
Mortgage-Backed Securities	18.3%
Municipal Bonds	4.9%
U.S. Treasury Notes	2.0%
Money Market Fund	1.1%
100.1%

Sterling Capital Corporate Fund	Percentage of net assets
Corporate Bonds	94.6%
Preferred Stocks	2.2%
Money Market Fund	2.5%
99.3%

Sterling Capital Quality Income Fund	Percentage of net assets
Asset Backed Securities	19.1%
Collateralized Mortgage Obligations	17.2%
Commercial Mortgage-Backed Securities	25.3%
Corporate Bonds	1.7%
Mortgage-Backed Securities	38.1%
Money Market Fund	1.6%
103.0%

Sterling Capital North Carolina Intermediate Tax-Free Fund	Percentage of net assets
North Carolina Municipal Bonds	97.7%
Money Market Fund	1.2%
98.9%

Sterling Capital South Carolina Intermediate Tax-Free Fund	Percentage of net assets
South Carolina Municipal Bonds	99.0%
Money Market Fund	1.3%
100.3%

Sterling Capital Virginia Intermediate Tax-Free Fund	Percentage of net assets
District of Columbia Municipal Bonds	4.5%
Virginia Municipal Bonds	93.1%
Money Market Fund	1.5%
99.1%

Sterling Capital West Virginia Intermediate Tax-Free Fund	Percentage of net assets
West Virginia Municipal Bonds	97.8%
Money Market Fund	1.0%
98.8%
5

Sterling Capital Funds

Expense Example (Unaudited)

As a shareholder of the Sterling Capital Funds (each, a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 through March 31, 2021.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period* 10/1/20 - 3/31/21	Annualized Expense Ratio During Period 10/1/20 - 3/31/21
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares	$1,000.00	$1,308.79	$5.07	0.88%
Class C Shares	1,000.00	1,303.81	9.36	1.63%
Institutional Shares	1,000.00	1,310.55	3.63	0.63%
Class R6 Shares	1,000.00	1,309.58	3.51	0.61%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,426.73	7.02	1.16%
Class C Shares	1,000.00	1,421.09	11.53	1.91%
Institutional Shares	1,000.00	1,428.11	5.51	0.91%
Class R Shares	1,000.00	1,425.15	8.22	1.36%
Class R6 Shares	1,000.00	1,429.40	4.91	0.81%
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares	1,000.00	1,551.24	6.81	1.07%
Class C Shares	1,000.00	1,546.98	11.56	1.82%
Institutional Shares	1,000.00	1,553.40	5.22	0.82%
Class R Shares	1,000.00	1,549.90	8.39	1.32%
Class R6 Shares	1,000.00	1,554.87	4.71	0.74%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,274.96	6.30	1.11%
Class C Shares	1,000.00	1,270.59	10.53	1.86%
Institutional Shares	1,000.00	1,276.58	4.88	0.86%
Class R Shares	1,000.00	1,273.28	7.65	1.35%
Class R6 Shares	1,000.00	1,277.44	4.43	0.78%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,246.94	5.71	1.02%
Class C Shares	1,000.00	1,242.72	9.90	1.77%
Institutional Shares	1,000.00	1,248.57	4.32	0.77%
Class R Shares	1,000.00	1,245.64	7.11	1.27%
Class R6 Shares	1,000.00	1,249.41	3.76	0.67%
Sterling Capital Behavioral International Equity Fund
Class A Shares	1,000.00	1,210.61	5.18	0.94%
Class C Shares	1,000.00	1,206.69	9.30	1.69%
Institutional Shares	1,000.00	1,213.33	3.70	0.67%
Class R6 Shares	1,000.00	1,211.80	3.58	0.65%
Sterling Capital SMID Opportunities Fund
Class A Shares	1,000.00	1,269.88	5.89	1.04%
Class C Shares	1,000.00	1,264.85	10.11	1.79%
Institutional Shares	1,000.00	1,271.71	4.47	0.79%
6

Sterling Capital Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period* 10/1/20 - 3/31/21		Annualized Expense Ratio During Period 10/1/20 - 3/31/21
Sterling Capital Stratton Mid Cap Value Fund
Class A Shares	$1,000.00	$1,328.67	$6.68		1.15%
Class C Shares	1,000.00	1,324.54	10.20		1.76%
Institutional Shares	1,000.00	1,330.49	5.23		0.90%
Sterling Capital Stratton Real Estate Fund
Class A Shares	1,000.00	1,158.58	6.62		1.23%
Class C Shares	1,000.00	1,154.33	10.74		2.00%
Institutional Shares	1,000.00	1,160.02	5.28		0.98%
Class R6 Shares	1,000.00	1,161.78	3.83		0.71%
Sterling Capital Stratton Small Cap Value Fund
Class A Shares	1,000.00	1,500.81	7.86		1.26%
Class C Shares	1,000.00	1,494.82	12.50		2.01%
Institutional Shares	1,000.00	1,502.17	6.24		1.00%
Class R6 Shares	1,000.00	1,503.69	5.56		0.89%
Sterling Capital Ultra Short Bond Fund
Class A Shares	1,000.00	1,002.93	2.80		0.56%
Institutional Shares	1,000.00	1,004.19	1.60		0.32%
Sterling Capital Short Duration Bond Fund
Class A Shares	1,000.00	1,006.34	3.40		0.68%
Class C Shares	1,000.00	1,002.55	7.14		1.43%
Institutional Shares	1,000.00	1,006.43	2.15		0.43%
Class R6 Shares	1,000.00	999.40	0.27	**	0.17%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	983.69	3.41		0.69%
Class C Shares	1,000.00	979.93	7.11		1.44%
Institutional Shares	1,000.00	984.94	2.18		0.44%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	984.49	3.46		0.70%
Class C Shares	1,000.00	980.87	7.16		1.45%
Institutional Shares	1,000.00	985.73	2.23		0.45%
Class R Shares	1,000.00	984.05	4.70		0.95%
Class R6 Shares	1,000.00	986.23	1.73		0.35%
Sterling Capital Corporate Fund
Class A Shares	1,000.00	1,005.49	5.20		1.04%
Class C Shares	1,000.00	1,002.21	8.59		1.72%
Institutional Shares	1,000.00	1,006.68	3.85		0.77%
Sterling Capital Quality Income Fund
Class A Shares	1,000.00	993.05	4.17		0.84%
Class C Shares	1,000.00	990.45	7.69		1.55%
Institutional Shares	1,000.00	994.27	2.98		0.60%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	997.70	4.08		0.82%
Class C Shares	1,000.00	993.08	7.80		1.57%
Institutional Shares	1,000.00	998.94	2.84		0.57%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,002.09	4.09		0.82%
Class C Shares	1,000.00	999.22	7.83		1.57%
Institutional Shares	1,000.00	1,003.28	2.85		0.57%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	993.46	4.13		0.83%
Class C Shares	1,000.00	990.52	7.79		1.57%
Institutional Shares	1,000.00	995.49	2.89		0.58%
7

Sterling Capital Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period* 10/1/20 - 3/31/21	Annualized Expense Ratio During Period 10/1/20 - 3/31/21
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	$1,000.00	$1,001.69	$4.09	0.82%
Class C Shares	1,000.00	996.95	7.77	1.56%
Institutional Shares	1,000.00	1,001.98	2.85	0.57%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period).

**	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 59 days divided by 365 (to reflect the period from February 1, 2021 (commencement of operations) to March 31, 2021).
8

Sterling Capital Funds

Expense Example (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period* 10/1/20 - 3/31/21	Annualized Expense Ratio During Period 10/1/20 - 3/31/21
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares	$1,000.00	$1,020.54	$4.43	0.88%
Class C Shares	1,000.00	1,016.80	8.20	1.63%
Institutional Shares	1,000.00	1,021.79	3.18	0.63%
Class R6 Shares	1,000.00	1,021.89	3.07	0.61%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,019.15	5.84	1.16%
Class C Shares	1,000.00	1,015.41	9.60	1.91%
Institutional Shares	1,000.00	1,020.39	4.58	0.91%
Class R Shares	1,000.00	1,018.15	6.84	1.36%
Class R6 Shares	1,000.00	1,020.89	4.08	0.81%
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares	1,000.00	1,019.60	5.39	1.07%
Class C Shares	1,000.00	1,015.86	9.15	1.82%
Institutional Shares	1,000.00	1,020.84	4.13	0.82%
Class R Shares	1,000.00	1,018.35	6.64	1.32%
Class R6 Shares	1,000.00	1,021.24	3.73	0.74%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,019.40	5.59	1.11%
Class C Shares	1,000.00	1,015.66	9.35	1.86%
Institutional Shares	1,000.00	1,020.64	4.33	0.86%
Class R Shares	1,000.00	1,018.20	6.79	1.35%
Class R6 Shares	1,000.00	1,021.04	3.93	0.78%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,019.85	5.14	1.02%
Class C Shares	1,000.00	1,016.11	8.90	1.77%
Institutional Shares	1,000.00	1,021.09	3.88	0.77%
Class R Shares	1,000.00	1,018.60	6.39	1.27%
Class R6 Shares	1,000.00	1,021.59	3.38	0.67%
Sterling Capital Behavioral International Equity Fund
Class A Shares	1,000.00	1,020.24	4.73	0.94%
Class C Shares	1,000.00	1,016.50	8.50	1.69%
Institutional Shares	1,000.00	1,021.59	3.38	0.67%
Class R6 Shares	1,000.00	1,021.69	3.28	0.65%
Sterling Capital SMID Opportunities Fund
Class A Shares	1,000.00	1,019.75	5.24	1.04%
Class C Shares	1,000.00	1,016.01	9.00	1.79%
Institutional Shares	1,000.00	1,020.99	3.98	0.79%
Sterling Capital Stratton Mid Cap Value Fund
Class A Shares	1,000.00	1,019.20	5.79	1.15%
Class C Shares	1,000.00	1,016.16	8.85	1.76%
Institutional Shares	1,000.00	1,020.44	4.53	0.90%
9

Sterling Capital Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period* 10/1/20 - 3/31/21		Annualized Expense Ratio During Period 10/1/20 - 3/31/21
Sterling Capital Stratton Real Estate Fund
Class A Shares	$1,000.00	$1,018.80	$6.19		1.23%
Class C Shares	1,000.00	1,014.96	10.05		2.00%
Institutional Shares	1,000.00	1,020.04	4.94		0.98%
Class R6 Shares	1,000.00	1,021.39	3.58		0.71%
Sterling Capital Stratton Small Cap Value Fund
Class A Shares	1,000.00	1,018.65	6.34		1.26%
Class C Shares	1,000.00	1,014.91	10.10		2.01%
Institutional Shares	1,000.00	1,019.95	5.04		1.00%
Class R6 Shares	1,000.00	1,020.49	4.48		0.89%
Sterling Capital Ultra Short Bond Fund
Class A Shares	1,000.00	1,022.14	2.82		0.56%
Institutional Shares	1,000.00	1,023.34	1.61		0.32%
Sterling Capital Short Duration Bond Fund
Class A Shares	1,000.00	1,021.54	3.43		0.68%
Class C Shares	1,000.00	1,017.80	7.19		1.43%
Institutional Shares	1,000.00	1,022.79	2.17		0.43%
Class R6 Shares	1,000.00	1,007.81	0.28	**	0.17%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,021.49	3.48		0.69%
Class C Shares	1,000.00	1,017.75	7.24		1.44%
Institutional Shares	1,000.00	1,022.74	2.22		0.44%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	1,021.44	3.53		0.70%
Class C Shares	1,000.00	1,017.70	7.29		1.45%
Institutional Shares	1,000.00	1,022.69	2.27		0.45%
Class R Shares	1,000.00	1,020.19	4.78		0.95%
Class R6 Shares	1,000.00	1,023.19	1.77		0.35%
Sterling Capital Corporate Fund
Class A Shares	1,000.00	1,019.75	5.24		1.04%
Class C Shares	1,000.00	1,016.36	8.65		1.72%
Institutional Shares	1,000.00	1,021.09	3.88		0.77%
Sterling Capital Quality Income Fund
Class A Shares	1,000.00	1,020.74	4.23		0.84%
Class C Shares	1,000.00	1,017.20	7.80		1.55%
Institutional Shares	1,000.00	1,021.94	3.02		0.60%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.84	4.13		0.82%
Class C Shares	1,000.00	1,017.10	7.90		1.57%
Institutional Shares	1,000.00	1,022.09	2.87		0.57%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.84	4.13		0.82%
Class C Shares	1,000.00	1,017.10	7.90		1.57%
Institutional Shares	1,000.00	1,022.09	2.87		0.57%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.79	4.18		0.83%
Class C Shares	1,000.00	1,017.10	7.90		1.57%
Institutional Shares	1,000.00	1,022.04	2.92		0.58%
10

Sterling Capital Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period* 10/1/20 - 3/31/21	Annualized Expense Ratio During Period 10/1/20 - 3/31/21
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	$1,000.00	$1,020.84	$4.13	0.82%
Class C Shares	1,000.00	1,017.15	7.85	1.56%
Institutional Shares	1,000.00	1,022.09	2.87	0.57%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period).

**	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 59 days divided by 365 (to reflect the period from February 1, 2021 (commencement of operations) to March 31, 2021).
11

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.6%
	Air Freight & Logistics — 3.1%
1,950	FedEx Corp.	$553,878
2,650	United Parcel Service, Inc., Class B	450,474
		1,004,352
	Automobiles — 2.1%
8,350	Ford Motor Co.(a)	102,288
10,300	General Motors Co.(a)	591,838
		694,126
	Banks — 9.8%
4,453	Bank OZK	181,905
9,729	Citigroup, Inc.	707,785
4,109	Citizens Financial Group, Inc.	181,412
2,600	Comerica, Inc.	186,524
11,150	Huntington Bancshares, Inc.	175,278
4,344	JPMorgan Chase & Co.	661,287
1,200	PNC Financial Services Group, Inc. (The)	210,492
3,750	Synovus Financial Corp.	171,563
10,450	U.S. Bancorp	577,990
8,050	Umpqua Holdings Corp.	141,277
		3,195,513
	Biotechnology — 3.2%
3,656	AbbVie, Inc.	395,652
1,200	Alexion Pharmaceuticals, Inc.(a)	183,492
2,900	Moderna, Inc.(a)	379,755
550	United Therapeutics Corp.(a)	91,999
		1,050,898
	Building Products — 0.6%
4,700	Carrier Global Corp.	198,434
	Capital Markets — 5.7%
1,950	Goldman Sachs Group, Inc. (The)	637,650
3,650	Lazard, Ltd., Class A	158,811
7,775	Morgan Stanley	603,807
2,736	T. Rowe Price Group, Inc.	469,498
		1,869,766
	Chemicals — 3.4%
8,050	Dow, Inc.	514,717
3,850	LyondellBasell Industries NV, Class A	400,592
1,291	PPG Industries, Inc.	193,986
		1,109,295
	Construction & Engineering — 0.6%
2,413	Quanta Services, Inc.	212,296
	Consumer Finance — 2.2%
4,200	Capital One Financial Corp.	534,366
3,150	OneMain Holdings, Inc.	169,218
		703,584
	Diversified Consumer Services — 1.4%
300	Graham Holdings Co., Class B	168,732
7,250	H&R Block, Inc.	158,050

Shares		Fair Value
COMMON STOCKS — (continued)
	Diversified Consumer Services — (continued)
2,650	Service Corp. International	$135,282
		462,064
	Diversified Telecommunication Services — 2.6%
5,700	Lumen Technologies, Inc.	76,095
13,457	Verizon Communications, Inc.	782,525
		858,620
	Electric Utilities — 3.5%
2,750	Duke Energy Corp.	265,457
1,062	Exelon Corp.	46,452
3,750	NRG Energy, Inc.	141,488
5,300	PPL Corp.	152,852
8,700	Southern Co. (The)	540,792
		1,147,041
	Electrical Equipment — 3.0%
2,341	Eaton Corp. PLC	323,713
5,800	Emerson Electric Co.	523,276
12,200	GrafTech International, Ltd.	149,206
		996,195
	Electronic Equipment, Instruments & Components — 0.5%
1,500	Arrow Electronics, Inc.(a)	166,230
	Energy Equipment & Services — 1.9%
5,249	Halliburton Co.	112,644
18,350	Schlumberger NV	498,936
		611,580
	Equity Real Estate Investment Trusts (REITS) — 3.2%
4,100	Omega Healthcare Investors, Inc.	150,183
3,800	Simon Property Group, Inc.	432,326
1,950	SL Green Realty Corp.	136,481
3,900	VEREIT, Inc.	150,618
5,843	VICI Properties, Inc.	165,006
		1,034,614
	Food & Staples Retailing — 0.8%
4,700	Walgreens Boots Alliance, Inc.	258,030
	Food Products — 1.6%
13,264	Kraft Heinz Co. (The)	530,560
	Health Care Providers & Services — 5.6%
1,374	Anthem, Inc.	493,197
1,900	Cigna Corp.	459,306
1,400	DaVita, Inc.(a)	150,878
2,650	HCA Healthcare, Inc.	499,101
974	McKesson Corp.	189,969
300	Quest Diagnostics, Inc.	38,502
		1,830,953
	Hotels, Restaurants & Leisure — 0.2%
1,200	Travel + Leisure Co.	73,392

See accompanying Notes to the Financial Statements.

12

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Household Durables — 2.1%
2,200	DR Horton, Inc.	$196,064
1,750	Lennar Corp., Class A	177,153
3,328	PulteGroup, Inc.	174,520
700	Whirlpool Corp.	154,245
		701,982
	Household Products — 0.0%
50	Spectrum Brands Holdings, Inc.	4,250
	Insurance — 3.5%
3,050	American International Group, Inc.	140,940
9,030	MetLife, Inc.	548,934
3,100	Travelers Cos., Inc. (The)	466,240
		1,156,114
	Interactive Media & Services — 0.9%
2,150	Zillow Group, Inc., Class C(a)	278,726
	IT Services — 2.0%
1,850	Alliance Data Systems Corp.	207,366
5,890	Cognizant Technology Solutions Corp., Class A	460,127
		667,493
	Life Sciences Tools & Services — 1.5%
1,050	Thermo Fisher Scientific, Inc.	479,199
	Machinery — 5.5%
1,879	Cummins, Inc.	486,868
1,700	Deere & Co.	636,038
1,600	Parker-Hannifin Corp.	504,688
2,243	Timken Co. (The)	182,064
		1,809,658
	Media — 3.9%
4,300	Altice USA, Inc., Class A(a)	139,879
200	DISH Network Corp., Class A(a)	7,240
3,750	Fox Corp., Class B	130,988
5,450	Interpublic Group of Cos., Inc. (The)	159,140
2,100	John Wiley & Sons, Inc., Class A	113,820
3,500	Liberty Media Corp-Liberty SiriusXM(a)	154,385
1,144	Nexstar Media Group, Inc., Class A	160,652
1,950	Omnicom Group, Inc.	144,592
5,600	ViacomCBS, Inc., Class B	252,560
		1,263,256
	Metals & Mining — 2.2%
9,599	Freeport-McMoRan, Inc.(a)	316,095
6,051	Southern Copper Corp.	410,681
		726,776
	Multiline Retail — 1.8%
2,999	Target Corp.	594,012
	Multi-Utilities — 0.5%
5,050	MDU Resources Group, Inc.	159,630

Shares		Fair Value
COMMON STOCKS — (continued)
	Oil, Gas & Consumable Fuels — 2.4%
2,800	Cimarex Energy Co.	$166,292
7,100	EOG Resources, Inc.	514,963
700	Pioneer Natural Resources Co.	111,174
		792,429
	Personal Products — 0.6%
1,144	Herbalife Nutrition, Ltd.(a)	50,748
2,801	Nu Skin Enterprises, Inc., Class A	148,145
		198,893
	Pharmaceuticals — 2.3%
8,250	Bristol-Myers Squibb Co.	520,823
6,750	Pfizer, Inc.	244,552
		765,375
	Semiconductors & Semiconductor Equipment — 4.6%
3,950	Applied Materials, Inc.	527,720
976	Broadcom, Inc.	452,532
600	KLA Corp.	198,240
600	Microchip Technology, Inc.	93,132
1,850	QUALCOMM, Inc.	245,292
		1,516,916
	Software — 1.4%
6,344	Oracle Corp.	445,158
	Specialty Retail — 1.8%
2,500	L Brands, Inc.(a)	154,650
2,221	Lowe's Cos., Inc.	422,390
		577,040
	Technology Hardware, Storage & Peripherals — 3.3%
5,775	Dell Technologies, Inc., Class C(a)	509,066
17,550	HP, Inc.	557,213
		1,066,279
	Textiles, Apparel & Luxury Goods — 0.4%
2,450	Capri Holdings, Ltd.(a)	124,950
	Tobacco — 3.3%
8,200	Altria Group, Inc.	419,512
7,450	Philip Morris International, Inc.	661,113
		1,080,625
	Trading Companies & Distributors — 0.6%
574	United Rentals, Inc.(a)	189,024
	Total Common Stocks (Cost $25,440,839)	32,605,328

Continued

13

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 0.4%
125,214	Federated Treasury Obligations Fund, Institutional Shares, 0.01%(b)	$125,214
	Total Money Market Fund (Cost $125,214)	125,214
Total Investments — 100.0%
(Cost $25,566,053)		32,730,542
Net Other Assets (Liabilities) — (0.0)%		(15,831)
NET ASSETS — 100.0%		$32,714,711

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

Continued

14

Sterling Capital Mid Value Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 95.4%
	Auto Components — 2.9%
68,298	Gentex Corp.	$2,436,190
	Banks — 5.3%
19,126	M&T Bank Corp.	2,899,693
19,504	South State Corp.	1,531,259
		4,430,952
	Chemicals — 6.5%
78,983	Axalta Coating Systems, Ltd.(a)	2,336,317
66,677	Corteva, Inc.	3,108,482
		5,444,799
	Consumer Finance — 4.6%
134,154	SLM Corp.	2,410,747
34,791	Synchrony Financial	1,414,602
		3,825,349
	Containers & Packaging — 3.2%
27,893	Crown Holdings, Inc.	2,706,737
	Diversified Financial Services — 2.4%
66,412	Jefferies Financial Group, Inc.	1,999,001
	Diversified Telecommunication Services — 2.0%
123,639	Lumen Technologies, Inc.	1,650,581
	Electric Utilities — 5.7%
35,034	ALLETE, Inc.	2,353,934
51,395	Portland General Electric Co.	2,439,721
		4,793,655
	Electrical Equipment — 2.8%
41,313	Sensata Technologies Holding PLC(a)	2,394,088
	Energy Equipment & Services — 1.2%
34,110	Core Laboratories NV	982,027
	Food Products — 1.6%
35,241	Cal-Maine Foods, Inc.(a)	1,353,959
	Health Care Equipment & Supplies — 2.4%
12,700	Zimmer Biomet Holdings, Inc.	2,033,016
	Health Care Providers & Services — 11.0%
38,777	Centene Corp.(a)	2,478,238
9,061	HCA Healthcare, Inc.	1,706,549
11,838	Laboratory Corp. of America Holdings(a)	3,019,045
10,575	McKesson Corp.	2,062,548
		9,266,380
	Hotels, Restaurants & Leisure — 3.2%
5,507	Cracker Barrel Old Country Store, Inc.	952,050
14,236	Hilton Worldwide Holdings, Inc.(a)	1,721,417
		2,673,467
	Household Durables — 2.8%
12,048	Mohawk Industries, Inc.(a)	2,316,951

Shares		Fair Value
COMMON STOCKS — (continued)
	Household Products — 1.5%
14,574	Spectrum Brands Holdings, Inc.	$1,238,790
	Insurance — 6.4%
8,109	Enstar Group, Ltd.(a)	2,000,734
13,706	Lincoln National Corp.	853,473
2,238	Markel Corp.(a)	2,550,469
		5,404,676
	Internet & Direct Marketing Retail — 1.7%
23,932	eBay, Inc.	1,465,596
	IT Services — 2.7%
16,366	Euronet Worldwide, Inc.(a)	2,263,418
	Machinery — 1.9%
55,738	Trinity Industries, Inc.	1,587,976
	Media — 4.5%
13,632	Liberty Broadband Corp., Class C(a)	2,046,845
72,722	News Corp., Class B	1,706,058
		3,752,903
	Oil, Gas & Consumable Fuels — 1.5%
83,775	CNX Resources Corp.(a)	1,231,492
	Professional Services — 6.0%
22,458	ASGN, Inc.(a)	2,143,392
22,583	Jacobs Engineering Group, Inc.	2,919,304
		5,062,696
	Real Estate Management & Development — 4.1%
43,848	CBRE Group, Inc., Class A(a)	3,468,815
	Specialty Retail — 2.8%
17,426	CarMax, Inc.(a)	2,311,733
	Technology Hardware, Storage & Peripherals — 3.0%
65,610	NCR Corp.(a)	2,489,899
	Trading Companies & Distributors — 1.7%
28,673	Air Lease Corp.	1,404,977
	Total Common Stocks (Cost $49,265,604)	79,990,123

See accompanying Notes to the Financial Statements.

15

Sterling Capital Mid Value Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 4.2%
3,538,510	Federated Treasury Obligations Fund, Institutional Shares, 0.01%(b)	$3,538,510
	Total Money Market Fund (Cost $3,538,510)	3,538,510
Total Investments — 99.6%
(Cost $52,804,114)		83,528,633
Net Other Assets (Liabilities) — 0.4%		304,261
NET ASSETS — 100.0%		$83,832,894

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

Continued

16

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.9%
	Air Freight & Logistics — 0.7%
15,430	Atlas Air Worldwide Holdings, Inc.(a)	$932,589
	Airlines — 0.8%
32,758	Mesa Air Group, Inc.(a)	440,595
11,582	SkyWest, Inc.(a)	630,988
		1,071,583
	Auto Components — 0.7%
49,918	Goodyear Tire & Rubber Co. (The)(a)	877,059
	Banks — 14.9%
46,303	Bancorp, Inc. (The)(a)	959,398
16,946	Bank OZK	692,244
29,261	Berkshire Hills Bancorp, Inc.	653,105
4,549	BOK Financial Corp.	406,317
29,712	Cadence BanCorp	615,930
10,172	Community Trust Bancorp, Inc.	447,873
18,600	ConnectOne Bancorp, Inc.	471,510
29,437	Customers Bancorp, Inc.(a)	936,685
20,055	Eagle Bancorp, Inc.	1,067,126
18,085	First Financial Corp.	814,006
20,464	Flushing Financial Corp.	434,451
33,188	FNB Corp.	421,488
22,560	Hanmi Financial Corp.	445,109
7,254	Heartland Financial USA, Inc.	364,586
35,168	Hilltop Holdings, Inc.	1,200,284
72,042	Hope Bancorp, Inc.	1,084,952
24,948	Horizon Bancorp, Inc.	463,534
18,479	Independent Bank Corp.	436,844
11,982	Independent Bank Group, Inc.	865,580
45,130	Investors Bancorp, Inc.	662,960
23,609	National Bank Holdings Corp., Class A	936,805
11,585	Popular, Inc.	814,657
19,249	QCR Holdings, Inc.	908,938
22,505	Simmons First National Corp., Class A	667,723
16,832	Synovus Financial Corp.	770,064
21,613	Umpqua Holdings Corp.	379,308
70,107	Valley National Bancorp	963,270
5,079	Wintrust Financial Corp.	384,988
		19,269,735
	Building Products — 2.3%
34,084	Cornerstone Building Brands, Inc.(a)	478,199
11,054	JELD-WEN Holding, Inc.(a)	306,085
5,059	Masonite International Corp.(a)	582,999
8,035	Owens Corning	739,943
31,895	Quanex Building Products Corp.	836,606
		2,943,832
	Capital Markets — 1.0%
20,348	Brightsphere Investment Group, Inc.	414,692
26,017	Cowen, Inc., Class A	914,498
		1,329,190

Shares		Fair Value
COMMON STOCKS — (continued)
	Chemicals — 1.6%
22,888	Chemours Co. (The)	$638,804
26,420	Mosaic Co. (The)	835,136
27,181	Tronox Holdings PLC, Class A	497,412
968	Westlake Chemical Corp.	85,949
		2,057,301
	Commercial Services & Supplies — 0.7%
97,895	CoreCivic, Inc.(a)	885,950
	Communications Equipment — 0.7%
21,285	NETGEAR, Inc.(a)	874,814
	Construction & Engineering — 3.5%
10,618	Dycom Industries, Inc.(a)	985,881
3,499	Granite Construction, Inc.	140,835
9,336	MasTec, Inc.(a)	874,783
11,500	MYR Group, Inc.(a)	824,205
26,237	Primoris Services Corp.	869,232
9,340	Quanta Services, Inc.	821,733
		4,516,669
	Construction Materials — 0.5%
8,978	U.S. Concrete, Inc.(a)	658,267
	Consumer Finance — 3.9%
17,236	Ally Financial, Inc.	779,239
28,435	Enova International, Inc.(a)	1,008,874
89,054	Navient Corp.	1,274,363
13,648	OneMain Holdings, Inc.	733,170
14,833	Santander Consumer USA Holdings, Inc.	401,381
44,145	SLM Corp.	793,286
		4,990,313
	Diversified Financial Services — 0.6%
26,296	Jefferies Financial Group, Inc.	791,510
	Electric Utilities — 1.0%
8,187	NRG Energy, Inc.	308,896
12,187	OGE Energy Corp.	394,371
52,458	PG&E Corp.(a)	614,283
		1,317,550
	Electrical Equipment — 0.7%
8,881	AZZ, Inc.	447,159
2,765	Regal Beloit Corp.	394,510
		841,669
	Electronic Equipment, Instruments & Components — 2.4%
6,315	Arrow Electronics, Inc.(a)	699,828
6,321	Insight Enterprises, Inc.(a)	603,150
3,925	Jabil, Inc.	204,728
12,508	Sanmina Corp.(a)	517,581
3,935	SYNNEX Corp.	451,896
42,380	TTM Technologies, Inc.(a)	614,510
		3,091,693

See accompanying Notes to the Financial Statements.

17

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Energy Equipment & Services — 2.3%
5,569	Nabors Industries, Ltd.(a)	$520,423
33,718	Oceaneering International, Inc.(a)	385,060
138,673	Patterson-UTI Energy, Inc.	988,738
39,472	ProPetro Holding Corp.(a)	420,772
169,399	Transocean, Ltd.(a)	601,366
		2,916,359
	Equity Real Estate Investment Trusts (REITS) — 6.7%
57,039	Acadia Realty Trust	1,082,030
3,229	CareTrust REIT, Inc.	75,187
23,137	Essential Properties Realty Trust, Inc.	528,218
80,666	GEO Group, Inc. (The)	625,968
16,935	Getty Realty Corp.	479,599
25,381	Healthcare Realty Trust, Inc.	769,552
42,268	Kimco Realty Corp.	792,525
45,928	Macerich Co. (The)	537,358
23,427	Medical Properties Trust, Inc.	498,527
7,832	National Health Investors, Inc.	566,097
21,246	Piedmont Office Realty Trust, Inc., Class A	369,043
13,446	PotlatchDeltic Corp.	711,562
535	Retail Value, Inc.	10,010
5,461	SL Green Realty Corp.	382,215
15,250	VEREIT, Inc.	588,955
23,961	VICI Properties, Inc.	676,659
642	Weingarten Realty Investors	17,276
		8,710,781
	Food & Staples Retailing — 1.9%
36,354	SpartanNash Co.	713,629
23,323	Sprouts Farmers Market, Inc.(a)	620,858
33,303	United Natural Foods, Inc.(a)	1,097,001
		2,431,488
	Gas Utilities — 0.5%
11,970	National Fuel Gas Co.	598,380
	Health Care Providers & Services — 5.6%
47,311	Community Health Systems, Inc.(a)	639,645
5,579	DaVita, Inc.(a)	601,249
4,500	Ensign Group, Inc. (The)	422,280
4,821	Hanger, Inc.(a)	110,015
4,427	ModivCare, Inc.(a)	655,727
32,113	Owens & Minor, Inc.	1,207,128
22,885	Select Medical Holdings Corp.(a)	780,378
18,172	Surgery Partners, Inc.(a)	804,293
18,662	Tenet Healthcare Corp.(a)	970,424
17,875	Tivity Health, Inc.(a)	398,970
4,501	Universal Health Services, Inc., Class B	600,388
		7,190,497
	Household Durables — 4.3%
21,808	Beazer Homes USA, Inc.(a)	456,224
18,132	Century Communities, Inc.(a)	1,093,722
16,305	Ethan Allen Interiors, Inc.	450,181
15,300	KB Home	711,909

Shares		Fair Value
COMMON STOCKS — (continued)
	Household Durables — (continued)
8,843	M/I Homes, Inc.(a)	$522,356
6,039	PulteGroup, Inc.	316,685
21,220	Taylor Morrison Home Corp.(a)	653,788
3,718	Toll Brothers, Inc.	210,922
57,894	TRI Pointe Homes, Inc.(a)	1,178,722
		5,594,509
	Household Products — 0.8%
19,856	Central Garden & Pet Co., Class A(a)	1,075,371
		1,075,371
	Independent Power and Renewable Electricity Producers — 1.3%
27,366	AES Corp. (The)	733,683
148,078	Atlantic Power Corp.(a)	427,945
31,277	Vistra Corp.	552,977
		1,714,605
	Insurance — 2.2%
9,272	Assured Guaranty, Ltd.	392,020
9,074	Brighthouse Financial, Inc.(a)	401,524
52,179	CNO Financial Group, Inc.	1,267,428
17,771	Old Republic International Corp.	388,119
10,400	Watford Holdings, Ltd.(a)	359,944
		2,809,035
	IT Services — 0.4%
4,324	Alliance Data Systems Corp.	484,677
4,288	BM Technologies, Inc.(a)	49,955
		534,632
	Leisure Products — 1.5%
28,796	Nautilus, Inc.(a)	450,369
25,844	Smith & Wesson Brands, Inc.	450,978
30,752	Vista Outdoor, Inc.(a)	986,217
		1,887,564
	Machinery — 1.0%
3,003	AGCO Corp.	431,381
5,164	Timken Co. (The)	419,162
22,439	Wabash National Corp.	421,853
		1,272,396
	Marine — 1.1%
42,680	Costamare, Inc.	410,582
15,468	Matson, Inc.	1,031,715
		1,442,297
	Media — 2.3%
8,846	AMC Networks, Inc., Class A(a)	470,253
25,059	EW Scripps Co. (The), Class A	482,887
46,717	Gray Television, Inc.	859,593
13,884	Interpublic Group of Cos., Inc. (The)	405,413
2,784	Nexstar Media Group, Inc., Class A	390,957
14,672	Sinclair Broadcast Group, Inc., Class A	429,303
		3,038,406

Continued

18

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Metals & Mining — 3.2%
17,523	Alcoa Corp.(a)	$569,322
13,894	Carpenter Technology Corp.	571,738
25,996	Commercial Metals Co.	801,717
22,903	Schnitzer Steel Industries, Inc., Class A	957,116
17,738	Worthington Industries, Inc.	1,190,043
		4,089,936
	Mortgage Real Estate Investment Trusts (REITS) — 1.3%
36,069	Arbor Realty Trust, Inc.	573,497
48,573	Ellington Financial, Inc.	777,654
36,686	Granite Point Mortgage Trust, Inc.	439,131
1,020	Great Ajax Corp.	11,118
		1,801,400
	Multiline Retail — 0.7%
4,830	Dillard's, Inc., Class A	466,433
6,695	Kohl's Corp.	399,089
		865,522
	Multi-Utilities — 0.9%
17,973	CenterPoint Energy, Inc.	407,089
23,961	MDU Resources Group, Inc.	757,407
		1,164,496
	Oil, Gas & Consumable Fuels — 2.4%
12,732	Bonanza Creek Energy, Inc.(a)	454,914
7,923	Cimarex Energy Co.	470,547
20,594	CNX Resources Corp.(a)	302,732
25,122	PDC Energy, Inc.(a)	864,197
63,436	SM Energy Co.	1,038,447
		3,130,837
	Paper & Forest Products — 0.8%
15,717	Domtar Corp.	580,743
7,045	Louisiana-Pacific Corp.	390,716
		971,459
	Personal Products — 0.5%
11,784	Nu Skin Enterprises, Inc., Class A	623,256
	Pharmaceuticals — 0.8%
53,513	Endo International PLC(a)	396,531
32,483	Innoviva, Inc.(a)	388,172
1,872	Jazz Pharmaceuticals PLC(a)	307,701
		1,092,404
	Real Estate Management & Development — 1.4%
36,952	Forestar Group, Inc.(a)	860,242
2,751	Jones Lang LaSalle, Inc.(a)	492,539
50,529	Newmark Group, Inc., Class A	505,543
		1,858,324
	Road & Rail — 1.1%
15,709	ArcBest Corp.	1,105,442

Shares		Fair Value
COMMON STOCKS — (continued)
	Road & Rail — (continued)
4,880	Ryder System, Inc.	$369,172
		1,474,614
	Semiconductors & Semiconductor Equipment — 2.5%
48,775	Amkor Technology, Inc.	1,156,455
48,868	Rambus, Inc.(a)	949,994
14,504	SMART Global Holdings, Inc.(a)	667,474
7,510	Ultra Clean Holdings, Inc.(a)	435,881
		3,209,804
	Specialty Retail — 6.5%
20,917	Abercrombie & Fitch Co., Class A(a)	717,662
18,804	At Home Group, Inc.(a)	539,675
8,456	AutoNation, Inc.(a)	788,268
23,721	Bed Bath & Beyond, Inc.(a)	691,467
9,192	Camping World Holdings, Inc., Class A	334,405
10,103	Dick's Sporting Goods, Inc.	769,343
6,859	Foot Locker, Inc.	385,819
20,229	Guess? Inc	475,382
12,334	Haverty Furniture Cos., Inc.	458,701
7,102	Hibbett Sports, Inc.(a)	489,257
23,064	Lumber Liquidators Holdings, Inc.(a)	579,368
9,558	MarineMax, Inc.(a)	471,783
16,069	Signet Jewelers, Ltd.(a)	931,681
16,583	Sonic Automotive, Inc., Class A	822,019
		8,454,830
	Textiles, Apparel & Luxury Goods — 0.3%
15,452	Movado Group, Inc.	439,609
	Thrifts & Mortgage Finance — 3.4%
15,325	Axos Financial, Inc.(a)	720,428
24,351	Flagstar Bancorp, Inc.	1,098,230
11,450	HomeStreet, Inc.	504,602
49,957	MGIC Investment Corp.	691,904
16,193	PennyMac Financial Services, Inc.	1,082,826
12,486	Waterstone Financial, Inc.	254,964
		4,352,954
	Trading Companies & Distributors — 5.2%
18,308	Boise Cascade Co.	1,095,368
9,609	CAI International, Inc.	437,402
15,916	GMS, Inc.(a)	664,493
13,220	H&E Equipment Services, Inc.	502,360
7,063	Herc Holdings, Inc.(a)	715,694
22,239	Rush Enterprises, Inc., Class A	1,108,169
20,295	Textainer Group Holdings, Ltd.(a)	581,452
17,839	Titan Machinery, Inc.(a)	454,894
23,189	Triton International, Ltd.	1,275,163
		6,834,995
	Total Common Stocks (Cost $91,624,431)	128,030,484

Continued

19

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Shares		Fair Value
EXCHANGE TRADED FUND — 0.5%
4,000	iShares Russell 2000 Value ETF	$637,880
	Total Exchange Traded Fund (Cost $618,550)	637,880
MONEY MARKET FUND — 0.5%
663,809	Federated Treasury Obligations Fund, Institutional Shares, 0.01%(b)	663,809
	Total Money Market Fund (Cost $663,809)	663,809
Total Investments — 99.9%
(Cost $92,906,790)		129,332,173
Net Other Assets (Liabilities) — 0.1%		88,059
NET ASSETS — 100.0%		$129,420,232

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ETF	Exchange Traded Fund

Continued

20

Sterling Capital Special Opportunities Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.7%
	Aerospace & Defense — 2.0%
70,000	General Dynamics Corp.	$12,709,200
	Air Freight & Logistics — 2.9%
65,500	FedEx Corp.	18,604,620
	Auto Components — 1.9%
88,000	Aptiv PLC(a)	12,135,200
	Biotechnology — 2.9%
137,000	Gilead Sciences, Inc.	8,854,310
21,000	Regeneron Pharmaceuticals, Inc.(a)	9,935,940
		18,790,250
	Capital Markets — 4.0%
229,000	Charles Schwab Corp. (The)	14,926,220
30,000	S&P Global, Inc.	10,586,100
		25,512,320
	Communications Equipment — 5.0%
67,600	Cisco Systems, Inc.	3,495,596
137,000	F5 Networks, Inc.(a)	28,580,940
		32,076,536
	Consumer Finance — 2.4%
119,500	Capital One Financial Corp.	15,203,985
	Containers & Packaging — 1.7%
127,000	Ball Corp.	10,761,980
	Entertainment — 2.9%
198,000	Activision Blizzard, Inc.	18,414,000
	Health Care Equipment & Supplies — 11.3%
357,700	Boston Scientific Corp.(a)	13,825,105
128,500	Danaher Corp.	28,922,780
396,000	Hologic, Inc.(a)	29,454,480
		72,202,365
	Health Care Providers & Services — 9.5%
168,000	HCA Healthcare, Inc.	31,641,120
77,300	UnitedHealth Group, Inc.	28,761,011
		60,402,131
	Health Care Technology — 2.3%
206,500	Cerner Corp.	14,843,220
	Household Durables — 1.9%
122,000	Lennar Corp., Class A	12,350,060
	Interactive Media & Services — 6.4%
19,700	Alphabet, Inc., Class C(a)	40,752,011
	IT Services — 13.0%
261,000	Akamai Technologies, Inc.(a)	26,595,900
26,900	Broadridge Financial Solutions, Inc.	4,118,390
195,000	Fiserv, Inc.(a)	23,212,800
589,000	Rackspace Technology, Inc.(a)	14,006,420

Shares		Fair Value
COMMON STOCKS — (continued)
	IT Services — (continued)
72,200	Visa, Inc., Class A	$15,286,906
		83,220,416
	Media — 4.5%
527,000	Comcast Corp., Class A	28,515,970
	Pharmaceuticals — 4.0%
403,000	Bristol-Myers Squibb Co.	25,441,390
	Professional Services — 5.1%
176,500	TransUnion	15,885,000
94,000	Verisk Analytics, Inc.	16,608,860
		32,493,860
	Real Estate Management & Development — 2.2%
176,000	CBRE Group, Inc., Class A(a)	13,923,360
	Semiconductors & Semiconductor Equipment — 5.6%
178,000	NXP Semiconductors NV	35,838,520
	Software — 5.4%
50,000	Intuit, Inc.	19,153,000
110,500	PTC, Inc.(a)	15,210,325
		34,363,325
	Specialty Retail — 1.8%
8,100	AutoZone, Inc.(a)	11,374,830
	Total Common Stocks (Cost $330,065,850)	629,929,549
MONEY MARKET FUND — 1.8%
11,266,503	Federated Treasury Obligations Fund, Institutional Shares, 0.01%(b)	11,266,503
	Total Money Market Fund (Cost $11,266,503)	11,266,503
Total Investments — 100.5%
(Cost $341,332,353)		641,196,052
Net Other Assets (Liabilities) — (0.5)%		(3,300,660)
NET ASSETS — 100.0%		$637,895,392

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

21

Sterling Capital Equity Income Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.0%
	Aerospace & Defense — 2.4%
236,500	L3Harris Technologies, Inc.	$47,933,820
	Air Freight & Logistics — 3.5%
414,000	United Parcel Service, Inc., Class B	70,375,860
	Banks — 2.3%
637,000	Citigroup, Inc.	46,341,750
	Beverages — 4.9%
787,000	Coca-Cola Co. (The)	41,482,770
412,000	PepsiCo, Inc.	58,277,400
		99,760,170
	Biotechnology — 3.0%
569,000	AbbVie, Inc.	61,577,180
	Capital Markets — 6.1%
192,500	Goldman Sachs Group, Inc. (The)	62,947,500
101,000	Nasdaq, Inc.	14,893,460
431,000	Northern Trust Corp.	45,302,410
		123,143,370
	Communications Equipment — 3.4%
743,000	Cisco Systems, Inc.	38,420,530
159,000	Motorola Solutions, Inc.	29,899,950
		68,320,480
	Consumer Finance — 3.9%
841,000	Discover Financial Services	79,886,590
	Diversified Telecommunication Services — 2.6%
900,000	Verizon Communications, Inc.	52,335,000
	Electronic Equipment, Instruments & Components — 3.3%
1,522,000	Corning, Inc.	66,222,220
	Equity Real Estate Investment Trusts (REITS) — 2.8%
329,000	Crown Castle International Corp.	56,630,770
	Food Products — 2.6%
707,000	Tyson Foods, Inc., Class A	52,530,100
	Health Care Equipment & Supplies — 6.8%
643,000	Abbott Laboratories	77,057,120
515,000	Medtronic PLC	60,836,950
		137,894,070
	Health Care Providers & Services — 7.8%
222,000	Anthem, Inc.	79,686,900
871,000	CVS Health Corp.	65,525,330
144,734	Encompass Health Corp.	11,853,714
		157,065,944
	Hotels, Restaurants & Leisure — 4.7%
907,000	Restaurant Brands International, Inc.	58,955,000

Shares		Fair Value
COMMON STOCKS — (continued)
	Hotels, Restaurants & Leisure — (continued)
333,000	Starbucks Corp.	$36,386,910
		95,341,910
	Industrial Conglomerates — 3.2%
298,000	Honeywell International, Inc.	64,686,860
	Insurance — 5.5%
462,000	Chubb, Ltd.	72,982,140
308,000	Marsh & McLennan Cos., Inc.	37,514,400
		110,496,540
	IT Services — 5.8%
289,700	Accenture PLC, Class A	80,029,625
540,000	Amdocs, Ltd.	37,881,000
		117,910,625
	Oil, Gas & Consumable Fuels — 2.6%
626,000	EOG Resources, Inc.	45,403,780
86,433	Phillips 66	7,047,747
		52,451,527
	Pharmaceuticals — 6.3%
401,000	Johnson & Johnson	65,904,350
800,000	Merck & Co., Inc.	61,672,000
		127,576,350
	Semiconductors & Semiconductor Equipment — 4.0%
521,000	Analog Devices, Inc.	80,796,680
	Software — 4.0%
346,000	Microsoft Corp.	81,576,420
	Specialty Retail — 5.5%
498,000	Dick's Sporting Goods, Inc.	37,922,700
243,000	Home Depot, Inc. (The)	74,175,750
		112,098,450
	Total Common Stocks (Cost $1,220,838,972)	1,962,952,686
MONEY MARKET FUND — 3.1%
62,544,165	Federated Treasury Obligations Fund, Institutional Shares, 0.01%(a)	62,544,165
	Total Money Market Fund (Cost $62,544,165)	62,544,165
Total Investments — 100.1%
(Cost $1,283,383,137)		2,025,496,851
Net Other Assets (Liabilities) — (0.1)%		(1,206,595)
NET ASSETS — 100.0%		$2,024,290,256

(a)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

22

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.2%
	Australia — 5.9%
47,100	BlueScope Steel, Ltd.	$692,242
9,200	Commonwealth Bank of Australia	601,655
14,500	Computershare, Ltd.	165,643
1,648	Computershare, Ltd. Rights 4/19/2021(a)	1,902
45,650	Fortescue Metals Group, Ltd.	693,122
15,325	Ramsay Health Care, Ltd.	779,887
825	Rio Tinto, Ltd.	69,399
145,300	Santos, Ltd.	783,575
28,300	Sonic Healthcare, Ltd.	754,269
135,000	Tabcorp Holdings, Ltd.	479,884
		5,021,578
	Austria — 2.1%
15,975	ANDRITZ AG	718,257
14,400	OMV AG	730,526
7,800	voestalpine AG	323,166
		1,771,949
	Belgium — 1.7%
13,575	Ageas	820,804
15,600	Telenet Group Holding NV	632,611
		1,453,415
	Denmark — 0.3%
2,700	Pandora A/S	289,271
		289,271
	Finland — 2.0%
31,825	Fortum OYJ	849,430
28,400	Kesko OYJ, Class B	868,586
		1,718,016
	France — 9.9%
30,575	ArcelorMittal SA(a)	883,116
5,000	Capgemini SE	850,794
16,250	Cie de Saint-Gobain(a)	958,917
6,175	Cie Generale des Etablissements Michelin SCA	924,367
36,975	CNP Assurances(a)	702,875
54,625	Credit Agricole SA(a)	790,805
8,575	Eurofins Scientific SE(a)	819,657
8,225	Ipsen SA	705,565
45,375	Orange SA	558,984
14,025	Publicis Groupe SA	855,908
7,875	TOTAL SE	367,323
		8,418,311
	Germany — 7.8%
5,500	Bayerische Motoren Werke AG	570,618
13,925	Daimler AG	1,241,232
19,800	Deutsche Post AG	1,084,813
53,725	Deutsche Telekom AG	1,081,767
18,800	Fresenius SE & Co. KGaA	837,336
7,400	Henkel AG & Co. KGaA	732,856
3,100	Volkswagen AG	1,124,056
		6,672,678

Shares		Fair Value
COMMON STOCKS — (continued)
	Hong Kong — 2.3%
42,300	ASM Pacific Technology, Ltd.	$538,945
211,000	BOC Hong Kong Holdings, Ltd.	736,889
507,925	Sino Land Co., Ltd.	706,931
		1,982,765
	Ireland — 0.9%
16,500	Smurfit Kappa Group PLC	777,078
		777,078
	Israel — 1.2%
2,000	Check Point Software Technologies, Ltd.(a)	223,940
72,000	Teva Pharmaceutical Industries, Ltd., ADR(a)	830,880
		1,054,820
	Italy — 4.6%
61,050	CNH Industrial NV(a)	944,674
133,975	Snam SpA	742,828
133,975	Snam SpA, Rights, 4/7/2021(a)	—
1,377,350	Telecom Italia SpA	744,939
1,265,550	Telecom Italia SpA, RSP	727,808
97,900	Terna Rete Elettrica Nazionale SpA	739,129
		3,899,378
	Japan — 26.3%
7,600	Aozora Bank, Ltd.	173,930
18,800	Asahi Group Holdings, Ltd.	792,071
53,400	Astellas Pharma, Inc.	820,834
33,100	Brother Industries, Ltd.	732,101
169,800	ENEOS Holdings, Inc.	769,218
4,800	Fujitsu, Ltd.	693,610
37,500	Fukuoka Financial Group, Inc.	710,883
34,600	Iida Group Holdings Co., Ltd.	836,212
121,800	Inpex Corp.	831,617
32,400	ITOCHU Corp.	1,049,617
800	Japan Metropolitan Fund Invest	817,160
26,200	Japan Tobacco, Inc.	502,822
18,900	Kajima Corp.	268,159
103,600	Marubeni Corp.	861,548
328,200	Mebuki Financial Group, Inc.	773,630
31,200	Mitsubishi Corp.	881,969
41,300	Mitsui & Co., Ltd.	858,637
61,580	Mizuho Financial Group, Inc.	889,288
24,800	Nippon Yusen KK	845,518
69,700	Panasonic Corp.	896,075
75,500	Renesas Electronics Corp.(a)	818,243
196,900	Resona Holdings, Inc.	826,544
28,400	SBI Holdings, Inc.	769,474
49,900	Seiko Epson Corp.	811,199
6,200	Sony Group Corp.	649,257
54,600	Sumitomo Corp.	777,640
28,800	Sumitomo Mitsui Financial Group, Inc.	1,042,236
27,200	Takeda Pharmaceutical Co., Ltd.	978,930
17,400	Toyota Tsusho Corp.	729,944
		22,408,366

See accompanying Notes to the Financial Statements.

23

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Netherlands — 2.0%
18,375	NN Group NV	$898,351
11,800	Randstad NV	829,995
		1,728,346
	Norway — 1.0%
38,975	DNB ASA	829,338
		829,338
	Singapore — 0.8%
46,600	Venture Corp., Ltd.	694,912
		694,912
	Spain — 1.7%
25,950	Endesa SA	686,536
177,150	Telefonica SA	792,958
		1,479,494
	Sweden — 3.8%
55,075	Husqvarna AB, Class B	793,322
44,225	Securitas AB, Class B	751,984
29,350	Skanska AB, Class B	735,980
36,650	Volvo AB, Class B(a)	927,009
		3,208,295
	Switzerland — 9.7%
11,250	Adecco Group AG	757,499
15,450	LafargeHolcim, Ltd.	907,891
8,275	Logitech International SA	867,993
18,875	Nestle SA	2,103,679
20,125	Novartis AG	1,719,829
2,600	Roche Holding AG	840,258
37,400	UBS Group AG	579,114
1,050	Zurich Insurance Group AG	448,151
		8,224,414
	United Kingdom — 12.2%
152,800	Aviva PLC	859,873
12,500	BHP Group PLC	360,935
110,050	Evraz PLC	876,912
3,250	Ferguson PLC	388,365
41,850	Imperial Brands PLC	860,801
36,175	JD Sports Fashion PLC(a)	411,235
19,300	Johnson Matthey PLC	801,668
184,675	Kingfisher PLC(a)	810,369
211,525	Legal & General Group PLC	813,879
255,975	M&G PLC	731,888
7,925	Next PLC(a)	859,392
71,000	Phoenix Group Holdings PLC	718,639
14,725	Rio Tinto PLC	1,126,644
60,700	WPP PLC	770,368
		10,390,968
	Total Common Stocks (Cost $72,258,700)	82,023,392

Shares		Fair Value
PREFERRED STOCKS — 2.1%
	Germany — 2.1%
6,900	Henkel AG & Co. KGaA	$775,663
3,550	Volkswagen AG	993,313
		1,768,976
	Total Preferred Stocks (Cost $1,416,537)	1,768,976
MONEY MARKET FUND — 0.6%
	United States — 0.6%
494,927	Federated Treasury Obligations Fund, Institutional Shares, 0.01%(b)	494,927
	Total Money Market Fund (Cost $494,927)	494,927
Total Investments — 98.9%
(Cost $74,170,164)		84,287,295
Net Other Assets (Liabilities) — 1.1%		969,934
NET ASSETS - 100.0%		$85,257,229

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ADR	American Depositary Receipt

Continued

24

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Industry	Percentage of net assets
Air Freight & Logistics	1.3%
Auto Components	1.1%
Automobiles	4.6%
Banks	8.6%
Beverages	0.9%
Building Products	1.1%
Capital Markets	1.6%
Chemicals	0.9%
Commercial Services & Supplies	0.9%
Construction & Engineering	1.2%
Construction Materials	1.1%
Containers & Packaging	0.9%
Diversified Financial Services	0.9%
Diversified Telecommunication Services	4.6%
Electric Utilities	2.7%
Electronic Equipment, Instruments & Components	0.8%
Equity Real Estate Investment Trusts (REITS)	1.0%
Food & Staples Retailing	1.0%
Food Products	2.5%
Gas Utilities	0.9%
Health Care Providers & Services	2.8%
Hotels, Restaurants & Leisure	0.6%
Household Durables	3.7%
Household Products	1.7%
Insurance	6.1%
IT Services	2.0%
Life Sciences Tools & Services	1.0%
Machinery	3.0%
Marine	1.0%
Media	2.6%
Metals & Mining	5.9%
Money Market Fund	0.6%
Multiline Retail	1.0%
Oil, Gas & Consumable Fuels	4.1%
Pharmaceuticals	6.9%
Professional Services	1.9%
Real Estate Management & Development	0.8%
Semiconductors & Semiconductor Equipment	1.6%
Software	0.2%
Specialty Retail	1.5%
Technology Hardware, Storage & Peripherals	2.9%
Textiles, Apparel & Luxury Goods	0.3%
Tobacco	1.6%
Trading Companies & Distributors	6.5%
98.9%

Continued

25

Sterling Capital SMID Opportunities Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 93.4%
	Auto Components — 3.5%
1,891	Aptiv PLC(a)	$260,769
5,648	Gentex Corp.	201,464
		462,233
	Capital Markets — 1.8%
1,064	Morningstar, Inc.	239,442
	Chemicals — 3.0%
3,604	FMC Corp.	398,638
	Commercial Services & Supplies — 4.7%
5,816	Waste Connections, Inc.	628,012
	Communications Equipment — 3.9%
2,480	F5 Networks, Inc.(a)	517,378
	Consumer Finance — 4.6%
34,108	SLM Corp.	612,921
	Containers & Packaging — 4.5%
7,062	Ball Corp.	598,434
	Entertainment — 1.2%
900	Take-Two Interactive Software, Inc.(a)	159,030
	Equity Real Estate Investment Trusts (REITS) — 3.5%
15,480	Healthcare Realty Trust, Inc.	469,353
	Health Care Equipment & Supplies — 8.6%
6,441	Hologic, Inc.(a)	479,082
1,583	Teleflex, Inc.	657,673
		1,136,755
	Health Care Providers & Services — 8.7%
8,976	Centene Corp.(a)	573,656
4,300	Universal Health Services, Inc., Class B	573,577
		1,147,233
	Household Durables — 1.4%
39	NVR, Inc.(a)	183,726
	Independent Power and Renewable Electricity Producers — 2.1%
3,808	NextEra Energy Partners L.P.	277,527
	Insurance — 3.5%
3,697	Arthur J Gallagher & Co.	461,275
	IT Services — 23.9%
3,535	Akamai Technologies, Inc.(a)	360,216
6,535	Amdocs, Ltd.	458,430
1,734	Black Knight, Inc.(a)	128,299
700	Broadridge Financial Solutions, Inc.	107,170
5,766	Fiserv, Inc.(a)	686,385
12,000	Genpact, Ltd.	513,840
2,962	Global Payments, Inc.	597,080

Shares		Fair Value
COMMON STOCKS — (continued)
	IT Services — (continued)
13,000	Rackspace Technology, Inc.(a)	$309,140
		3,160,560
	Oil, Gas & Consumable Fuels — 1.5%
1,245	Pioneer Natural Resources Co.	197,731
	Professional Services — 3.7%
5,486	TransUnion	493,740
	Real Estate Management & Development — 2.8%
2,470	FirstService Corp.	366,029
	Software — 5.4%
6,059	CDK Global, Inc.	327,549
2,784	PTC, Inc.(a)	383,218
		710,767
	Specialty Retail — 1.1%
1,054	CarMax, Inc.(a)	139,824
	Total Common Stocks (Cost $8,281,098)	12,360,608
MONEY MARKET FUND — 9.6%
1,275,765	Federated Treasury Obligations Fund, Institutional Shares, 0.01%(b)	1,275,765
	Total Money Market Fund (Cost $1,275,765)	1,275,765
Total Investments — 103.0%
(Cost $9,556,863)		13,636,373
Net Other Assets (Liabilities) — (3.0)%		(396,963)
NET ASSETS — 100.0%		$13,239,410

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

26

Sterling Capital Stratton Mid Cap Value Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.0%
	Auto Components — 2.6%
19,540	Magna International, Inc.	$1,720,302
	Banks — 8.4%
18,700	East West Bancorp, Inc.	1,380,060
8,100	First Republic Bank	1,350,675
67,700	Huntington Bancshares, Inc.	1,064,244
47,700	KeyCorp	953,046
12,100	Wintrust Financial Corp.	917,180
		5,665,205
	Capital Markets — 2.5%
7,200	Ameriprise Financial, Inc.	1,673,640
	Chemicals — 2.1%
15,700	Westlake Chemical Corp.	1,394,003
	Communications Equipment — 1.2%
14,500	Ciena Corp.(a)	793,440
	Construction & Engineering — 1.9%
13,900	MasTec, Inc.(a)	1,302,430
	Containers & Packaging — 5.8%
11,300	Avery Dennison Corp.	2,075,245
29,100	Berry Global Group, Inc.(a)	1,786,740
		3,861,985
	Electronic Equipment, Instruments & Components — 4.3%
10,500	Arrow Electronics, Inc.(a)	1,163,610
10,500	CDW Corp.	1,740,375
		2,903,985
	Entertainment — 3.7%
12,700	Activision Blizzard, Inc.	1,181,100
7,300	Take-Two Interactive Software, Inc.(a)	1,289,910
		2,471,010
	Equity Real Estate Investment Trusts (REITS) — 10.5%
19,600	Americold Realty Trust	754,012
13,200	CyrusOne, Inc.	893,904
6,900	Digital Realty Trust, Inc.	971,796
9,700	EastGroup Properties, Inc.	1,389,816
21,500	Highwoods Properties, Inc.	923,210
29,000	Hudson Pacific Properties, Inc.	786,770
9,500	Mid-America Apartment Communities, Inc.	1,371,420
		7,090,928
	Food & Staples Retailing — 4.1%
6,900	Casey's General Stores, Inc.	1,491,711
21,300	Performance Food Group Co.(a)	1,227,093
		2,718,804
	Food Products — 1.7%
15,100	Lamb Weston Holdings, Inc.	1,169,948

Shares		Fair Value
COMMON STOCKS — (continued)
	Gas Utilities — 4.4%
21,800	Southwest Gas Holdings, Inc.	$1,497,878
35,000	UGI Corp.	1,435,350
		2,933,228
	Health Care Equipment & Supplies — 3.7%
3,400	Becton Dickinson & Co.	826,710
10,400	Zimmer Biomet Holdings, Inc.	1,664,832
		2,491,542
	Household Durables — 2.0%
25,700	PulteGroup, Inc.	1,347,708
	Industrial Conglomerates — 2.1%
8,400	Carlisle Cos., Inc.	1,382,472
	Insurance — 6.6%
8,300	American Financial Group, Inc.	947,030
22,300	First American Financial Corp.	1,263,295
12,200	Globe Life, Inc.	1,178,886
8,300	Hanover Insurance Group, Inc. (The)	1,074,518
		4,463,729
	IT Services — 2.1%
12,000	Fiserv, Inc.(a)	1,428,480
	Leisure Products — 2.0%
10,000	Polaris, Inc.	1,335,000
	Life Sciences Tools & Services — 7.1%
8,500	ICON PLC(a)	1,669,145
4,610	Medpace Holdings, Inc.(a)	756,270
10,100	PerkinElmer, Inc.	1,295,729
2,300	Thermo Fisher Scientific, Inc.	1,049,674
		4,770,818
	Machinery — 2.9%
16,500	Oshkosh Corp.	1,957,890
	Oil, Gas & Consumable Fuels — 3.7%
46,700	Cabot Oil & Gas Corp.	877,026
19,300	Phillips 66	1,573,722
		2,450,748
	Professional Services — 2.5%
6,800	CACI International, Inc., Class A(a)	1,677,288
	Semiconductors & Semiconductor Equipment — 3.0%
10,900	Skyworks Solutions, Inc.	1,999,932
	Software — 1.6%
7,900	PTC, Inc.(a)	1,087,435
	Trading Companies & Distributors — 3.5%
7,100	United Rentals, Inc.(a)	2,338,101
	Total Common Stocks (Cost $32,061,282)	64,430,051

See accompanying Notes to the Financial Statements.

27

Sterling Capital Stratton Mid Cap Value Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Shares		Fair Value
EXCHANGE TRADED FUND — 2.3%
14,000	iShares Russell Mid-Cap Value ETF	$1,530,200
	Total Exchange Traded Fund (Cost $949,037)	1,530,200
MONEY MARKET FUND — 1.7%
1,164,955	Federated Treasury Obligations Fund, Institutional Shares, 0.01%(b)	1,164,955
	Total Money Market Fund (Cost $1,164,955)	1,164,955
Total Investments — 100.0%
(Cost $34,175,274)		67,125,206
Net Other Assets (Liabilities) — 0.0%		8,982
NET ASSETS — 100.0%		$67,134,188

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ETF	Exchange Traded Fund

Continued

28

Sterling Capital Stratton Real Estate Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.7%
	Health Care — 9.1%
123,000	Medical Properties Trust, Inc.	$2,617,440
54,500	Ventas, Inc.	2,907,030
53,500	Welltower, Inc.	3,832,205
		9,356,675
	Hotel & Resort — 5.4%
150,000	DiamondRock Hospitality Co.(a)	1,545,000
61,500	MGM Growth Properties, LLC, Class A	2,006,130
25,000	Ryman Hospitality Properties, Inc.(a)	1,937,750
		5,488,880
	Industrial — 15.1%
56,000	Americold Realty Trust	2,154,320
69,000	Duke Realty Corp.	2,893,170
14,300	EastGroup Properties, Inc.	2,048,904
50,000	First Industrial Realty Trust, Inc.	2,289,500
7,300	Innovative Industrial Properties, Inc.	1,315,168
44,275	Prologis, Inc.	4,693,150
		15,394,212
	Office — 6.7%
18,800	Alexandria Real Estate Equities, Inc.	3,088,840
41,000	Highwoods Properties, Inc.	1,760,540
75,000	Hudson Pacific Properties, Inc.	2,034,750
		6,884,130
	Real Estate Development — 1.6%
17,000	Howard Hughes Corp. (The)(a)	1,617,210
	Residential — 13.7%
40,000	American Campus Communities, Inc.	1,726,800
11,800	Essex Property Trust, Inc.	3,207,712
99,000	Invitation Homes, Inc.	3,167,010
18,700	Mid-America Apartment Communities, Inc.	2,699,532
73,500	UDR, Inc.	3,223,710
		14,024,764
	Retail — 10.0%
48,000	Getty Realty Corp.	1,359,360
128,500	Kite Realty Group Trust	2,478,765
49,250	National Retail Properties, Inc.	2,170,447
71,000	NETSTREIT Corp.	1,312,790
113,350	Retail Opportunity Investments Corp.	1,798,865
108,000	Retail Properties of America, Inc., Class A	1,131,840
		10,252,067
	Specialized — 37.1%
34,000	American Tower Corp.	8,128,040
36,800	Crown Castle International Corp.	6,334,384
68,000	CubeSmart	2,572,440
27,700	CyrusOne, Inc.	1,875,844
31,500	Digital Realty Trust, Inc.	4,436,460
9,500	Equinix, Inc.	6,456,105
32,250	Life Storage, Inc.	2,771,888
43,000	PotlatchDeltic Corp.	2,275,560

Shares		Fair Value
COMMON STOCKS — (continued)
	Specialized — (continued)
11,100	SBA Communications Corp.	$3,080,805
		37,931,526
	Total Common Stocks (Cost $59,635,849)	100,949,464
MONEY MARKET FUND — 1.2%
1,184,971	Federated Treasury Obligations Fund, Institutional Shares, 0.01%(b)	1,184,971
	Total Money Market Fund (Cost $1,184,971)	1,184,971
Total Investments — 99.9% (Cost $60,820,820)		102,134,435
Net Other Assets (Liabilities) — 0.1%		119,567
NET ASSETS — 100.0%		$102,254,002

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

 See accompanying Notes to the Financial Statements.

29

Sterling Capital Stratton Small Cap Value Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.5%
	Aerospace & Defense — 2.4%
157,895	Moog, Inc., Class A	$13,128,969
	Auto Components — 1.0%
53,000	Dorman Products, Inc.(a)	5,439,920
	Banks — 22.4%
232,170	Community Bank System, Inc.	17,812,082
185,803	First Horizon Corp	3,141,929
308,420	First Midwest Bancorp, Inc.	6,757,482
288,090	Glacier Bancorp, Inc.	16,444,177
90,090	Signature Bank	20,369,349
24,950	SVB Financial Group(a)	12,316,817
137,420	TCF Financial Corp.	6,384,533
363,811	Umpqua Holdings Corp.	6,384,883
147,540	United Bankshares, Inc.	5,692,093
249,840	Webster Financial Corp.	13,768,683
195,300	Wintrust Financial Corp.	14,803,740
		123,875,768
	Capital Markets — 1.9%
69,960	Affiliated Managers Group, Inc.	10,426,139
	Chemicals — 3.5%
405,807	Avient Corp.	19,182,497
	Construction & Engineering — 3.9%
229,830	MasTec, Inc.(a)	21,535,071
	Consumer Finance — 0.5%
60,000	PROG Holdings, Inc.(a)	2,597,400
	Diversified Telecommunication Services — 0.5%
380,000	ORBCOMM, Inc.(a)	2,899,400
	Electric Utilities — 2.3%
263,750	Portland General Electric Co.	12,520,213
	Electrical Equipment — 3.1%
190,590	EnerSys	17,305,572
	Electronic Equipment, Instruments &
	Components — 2.7%
208,668	Belden, Inc.	9,258,599
58,200	ePlus, Inc.(a)	5,799,048
		15,057,647
	Entertainment — 2.1%
65,030	Take-Two Interactive Software, Inc.(a)	11,490,801
	Equity Real Estate Investment Trusts (REITS) — 8.9%
170,240	American Campus Communities, Inc.	7,349,261
376,863	First Industrial Realty Trust, Inc.	17,256,557
246,994	Highwoods Properties, Inc.	10,605,922
462,150	Medical Properties Trust, Inc.	9,834,552
63,767	SL Green Realty Corp.	4,463,052
		49,509,344

Shares		Fair Value
COMMON STOCKS — (continued)
	Food & Staples Retailing — 7.3%
270,850	BJ's Wholesale Club Holdings, Inc.(a)	$12,150,331
84,000	Casey's General Stores, Inc.	18,159,960
173,420	Performance Food Group Co.(a)	9,990,726
		40,301,017
	Gas Utilities — 2.2%
173,090	Southwest Gas Holdings, Inc.	11,893,014
	Health Care Equipment & Supplies — 2.7%
52,833	West Pharmaceutical Services, Inc.	14,887,283
	Household Durables — 2.0%
100,500	Ethan Allen Interiors, Inc.	2,774,805
90,650	Meritage Homes Corp.(a)	8,332,548
		11,107,353
	Insurance — 5.9%
126,460	Hanover Insurance Group, Inc. (The)	16,371,512
224,730	Selective Insurance Group, Inc.	16,301,914
		32,673,426
	Machinery — 7.1%
196,670	Crane Co.	18,469,280
172,570	Oshkosh Corp.	20,477,156
		38,946,436
	Professional Services — 3.0%
66,250	CACI International, Inc., Class A(a)	16,341,225
	Semiconductors & Semiconductor Equipment — 6.9%
490,547	ON Semiconductor Corp.(a)	20,411,660
97,444	Qorvo, Inc.(a)	17,803,019
		38,214,679
	Software — 2.8%
111,917	PTC, Inc.(a)	15,405,375
	Trading Companies & Distributors — 3.4%
56,851	United Rentals, Inc.(a)	18,721,603
	Total Common Stocks (Cost $164,361,965)	543,460,152
MONEY MARKET FUND — 1.5%
8,396,585	Federated Treasury Obligations Fund, Institutional Shares, 0.01%(b)	8,396,585
	Total Money Market Fund (Cost $8,396,585)	8,396,585
Total Investments — 100.0% (Cost $172,758,550)		551,856,737
Net Other Assets (Liabilities) — (0.0)%		(77,433)
NET ASSETS — 100.0%		$551,779,304

See accompanying Notes to the Financial Statements.

30

Sterling Capital Stratton Small Cap Value Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

Continued

31

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
ASSET BACKED SECURITIES — 13.3%
$52,394	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	$52,502
100,000	AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.260%, 1/18/24	101,040
247,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class B, 3.130%, 2/18/25	254,101
350,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class C, 2.320%, 7/18/25	361,030
115,026	ARI Fleet Lease Trust, Series 2019-A, Class A2A, 2.410%, 11/15/27(a)	116,000
350,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2016-2A, Class A, 2.720%, 11/20/22(a)	353,407
200,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-1A, Class A, 3.450%, 3/20/23(a)	204,453
4,347	CarMax Auto Owner Trust, Series 2017-4, Class A3, 2.110%, 10/17/22	4,354
20,715	Chesapeake Funding II, LLC, Series 2017- 3A, Class A1, 1.910%, 8/15/29(a)	20,726
147,368	Chesapeake Funding II, LLC, Series 2018- 2A, Class A1, 3.230%, 8/15/30(a)	149,247
7,484	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 4.962%, 6/25/37	7,611
21,054	Enterprise Fleet Financing, LLC, Series 2018-1, Class A2, 2.870%, 10/20/23(a)	21,103
128,651	Enterprise Fleet Financing, LLC, Series 2019-3, Class A2, 2.060%, 5/20/25(a)	130,539
165,543	GreatAmerica Leasing Receivables Funding, LLC, Series 2020-1, Class A2, 1.760%, 6/15/22(a)	166,386
178,021	GreatAmerica Leasing Receivables Funding, LLC, Series 2018-1, Class A4, 2.830%, 6/17/24(a)	179,518
330,000	GreatAmerica Leasing Receivables Funding, LLC, Series 2021-1, Class A3, 0.340%, 8/15/24(a)	328,973
12,346	Hyundai Auto Receivables Trust, Series 2018-A, Class A3, 2.790%, 7/15/22	12,388
40,557	New Century Home Equity Loan Trust, Series 2005-3, Class M3, 0.874%, (LIBOR USD 1-Month plus 0.51%), 7/25/35(b)	40,554
6,112	Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.210%, 9/15/23	6,119
16,652	Santander Drive Auto Receivables Trust, Series 2018-1, Class C, 2.960%, 3/15/24	16,684
400,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class B, 0.690%, 3/17/25	401,223

Principal
Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$13,729	Saxon Asset Securities Trust, Series 2006- 2, Class A3C, 0.259%, (LIBOR USD 1-Month plus 0.15%), 9/25/36(b)	$13,722
61,796	SoFi Professional Loan Program Trust, Series 2020-A, Class A1FX, 2.060%, 5/15/46(a)	62,148
21,805	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 0.959%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	21,851
581,939	Wheels SPV 2, LLC, Series 2018-1A, Class A3, 3.240%, 4/20/27(a)	587,236
99,392	Wheels SPV 2, LLC, Series 2019-1A, Class A2, 2.300%, 5/22/28(a)	100,228
228,000	World Omni Auto Receivables Trust, Series 2018-B, Class A4, 3.030%, 6/17/24	234,296
	Total Asset Backed Securities (Cost $3,939,171)	3,947,439
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
61,702	Freddie Mac, Series 3959, Class PN, 2.000%, 1/15/26	61,935
112,028	Freddie Mac, Series 4172, Class PB, 1.500%, 7/15/40	113,075
37,869	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(a) (c)	38,276
44,723	Galton Funding Mortgage Trust, Series 2019-1, Class A41, 4.500%, 2/25/59(a) (c)	45,032
	Total Collateralized Mortgage Obligations (Cost $256,705)	258,318
COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.4%
341,792	COMM 2012-CCRE1 Mortgage Trust, Series 2012-CR1, Class A3, 3.391%, 5/15/45	347,223
250,000	COMM 2012-CCRE2 Mortgage Trust, Series 2012-CR2, Class A4, 3.147%, 8/15/45	256,405
371,000	COMM 2013-CCRE6 Mortgage Trust, Series 2013-CR6, Class A4, 3.101%, 3/10/46	381,900
253,708	COMM 2014-CCRE15 Mortgage Trust, Series 2014-CR15, Class A2, 2.928%, 2/10/47	251,939
41,503	COMM 2015-CCRE22 Mortgage Trust, Series 2015-CR22, Class A2, 2.856%, 3/10/48	41,492
47,044	COMM 2015-CCRE23 Mortgage Trust, Series 2015-CR23, Class A2, 2.852%, 5/10/48	47,044

See accompanying Notes to the Financial Statements.

32

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$118,640	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(a)	$118,866
350,000	GS Mortgage Securities Trust, Series 2013- GC16, Class A4, 4.271%, 11/10/46	378,754
367,000	GS Mortgage Securities Trust 2013-GCJ12, Series 2013-GC12, Class A4, 3.135%, 6/10/46	383,169
6,445	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.717%, 2/15/46(a)	6,440
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.805%, 7/15/47	323,672
83,067	Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661%, 6/15/44(a)	83,816
300,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.850%, 12/10/45	309,104
185,474	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.091%, 8/10/49	190,550
11,910	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(a)	11,900
59,439	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902%, 6/15/44(a)(c)	59,686
297,402	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.667%, 11/15/44	299,467
70,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2, 3.431%, 6/15/45	71,473
121,184	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/47	121,679
	Total Commercial Mortgage-Backed Securities (Cost $3,709,721)	3,684,579
CORPORATE BONDS — 70.7%
	Aerospace & Defense — 0.3%
100,000	Raytheon Technologies Corp., 2.800%, 3/15/22	102,117
	Automobiles — 3.5%
300,000	Daimler Finance North America, LLC, 2.000%, 7/6/21(a)	301,242
250,000	Ford Motor Credit Co., LLC, 3.813%, 10/12/21	252,654

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	Automobiles — (continued)
$150,000	General Motors Financial Co., Inc., 1.784%, (LIBOR USD 3-Month plus 1.55%), 1/14/22(b)	$151,531
150,000	General Motors Financial Co., Inc., 3.200%, 7/6/21	150,651
189,000	Hyundai Capital America, 1.174%, (LIBOR USD 3-Month plus 0.94%), 7/8/21(a)(b)	189,206
		1,045,284
	Banks — 18.0%
200,000	American Express Co., 0.795%, (LIBOR USD 3-Month plus 0.60%), 11/5/21(b)	200,540
250,000	Bank of America Corp., MTN, 2.503%, 10/21/22	252,907
200,000	BNP Paribas SA, 2.950%, 5/23/22(a)	205,654
250,000	BNZ International Funding, Ltd., 2.100%, 9/14/21(a)	252,045
250,000	BPCE SA, 1.402%, (LIBOR USD 3-Month plus 1.22%), 5/22/22(a)(b)	252,600
250,000	Capital One Financial Corp., 4.750%, 7/15/21	253,035
231,000	Citigroup, Inc., 2.350%, 8/2/21	232,623
150,000	Citigroup, Inc., 3.500%, 5/15/23	158,607
250,000	Credit Agricole SA, 1.655%, (LIBOR USD 3-Month plus 1.43%), 1/10/22(a)(b)	252,476
200,000	Fifth Third Bank N.A., BKNT, 0.845%, (LIBOR USD 3-Month plus 0.64%), 2/1/22(b)	200,957
250,000	Goldman Sachs Group, Inc. (The), 1.325%, (LIBOR USD 3-Month plus 1.11%), 4/26/22(b)	250,143
200,000	HSBC Holdings PLC, 2.950%, 5/25/21	200,745
100,000	Huntington Bancshares, Inc., 2.300%, 1/14/22	101,416
250,000	Huntington National Bank (The), 3.250%, 5/14/21	250,184
178,000	JPMorgan Chase & Co., 2.776%, (LIBOR USD 3-Month plus 0.94%), 4/25/23(d)	182,278
270,000	Lloyds Banking Group PLC, 0.987%, (LIBOR USD 3-Month plus 0.80%), 6/21/21(b)	270,410
150,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(a)	150,053
200,000	Mitsubishi UFJ Financial Group, Inc., 0.865%, (LIBOR USD 3-Month plus 0.65%), 7/26/21(b)	200,377
250,000	Morgan Stanley, MTN, 2.625%, 11/17/21	253,778
250,000	NatWest Markets PLC, 1.593%, (LIBOR USD 3-Month plus 1.40%), 9/29/22(a) (b)	254,383
250,000	NatWest Markets PLC, 3.625%, 9/29/22(a)	261,432
250,000	PNC Bank N.A., BKNT, 0.713%, (LIBOR
	USD 3-Month plus 0.50%), 7/27/22(b)	251,381

Continued

33

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	Banks — (continued)
$200,000	Royal Bank of Canada, GMTN, 0.935%, (LIBOR USD 3-Month plus 0.73%), 2/1/22(b)	$200,946
250,000	Standard Chartered PLC, 2.744%, (LIBOR USD 3-Month plus 1.20%), 9/10/22(a) (d)	252,212
		5,341,182
	Biotechnology — 1.0%
296,000	AbbVie, Inc., 2.300%, 5/14/21	296,137
	Chemicals — 2.7%
160,000	FMC Corp., 3.950%, 2/1/22	163,276
350,000	Nutrition & Biosciences, Inc., 0.697%, 9/15/22(a)	350,637
275,000	Westlake Chemical Corp., 3.600%, 7/15/22	281,357
		795,270
	Commercial Services — 0.7%
100,000	ERAC USA Finance, LLC, 2.600%, 12/1/21(a)	101,261
100,000	ERAC USA Finance, LLC, 4.500%, 8/16/21(a)	101,492
		202,753
	Diversified Financial Services — 4.4%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.950%, 2/1/22	153,470
225,000	Air Lease Corp., 3.500%, 1/15/22	230,078
150,000	Ally Financial, Inc., 4.250%, 4/15/21	150,153
83,000	Discover Financial Services, 5.200%, 4/27/22	87,007
340,000	Intercontinental Exchange, Inc., 0.834%, (LIBOR USD 3-Month plus 0.65%), 6/15/23(b)	340,285
200,000	Siemens Financieringsmaatschappij NV, 0.800%, (LIBOR USD 3-Month plus 0.61%), 3/16/22(a)(b)	201,169
130,000	TD Ameritrade Holding Corp., 0.635%, (LIBOR USD 3-Month plus 0.43%), 11/1/21(b)	130,278
		1,292,440
	Diversified Telecommunication Services — 2.6%
350,000	America Movil SAB de CV, 3.125%, 7/16/22	361,586
140,750	Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 144A, 3.360%, 9/20/21(a)	141,805
250,000	T-Mobile USA, Inc., 4.000%, 4/15/22	254,380
		757,771
	Electric Utilities — 6.0%
250,000	Alabama Power Co., 3.950%, 6/1/21	251,360
310,000	CenterPoint Energy, Inc., 3.600%, 11/1/21	315,727
260,000	Consumers Energy Co., 0.350%, 6/1/23	259,559

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	Electric Utilities — (continued)
$250,000	Dominion Energy, Inc., STEP, 4.104%, 4/1/21	$250,000
350,000	Duke Energy Progress, LLC, Series A, 0.369%, (LIBOR USD 3-Month plus 0.18%), 2/18/22(b)	349,906
200,000	Exelon Corp., 3.497%, 6/1/22	206,282
150,000	San Diego Gas & Electric Co., 3.000%, 8/15/21	151,486
		1,784,320
	Electrical Equipment — 2.1%
315,000	Honeywell International, Inc., 0.483%, 8/19/22	315,289
300,000	Roper Technologies, Inc., 0.450%, 8/15/22	299,866
		615,155
	Energy Equipment & Services — 2.5%
200,000	Enbridge, Inc., 0.689%, (LIBOR USD 3-Month plus 0.50%), 2/18/22(b)	200,566
225,000	Midwest Connector Capital Co., LLC, 3.625%, 4/1/22(a)	228,213
200,000	ONEOK, Inc., 4.250%, 2/1/22	204,202
100,000	Williams Cos., Inc. (The), 3.600%, 3/15/22	102,410
		735,391
	Equity Real Estate Investment Trusts (REITS) — 4.3%
265,000	American Tower Corp., 4.700%, 3/15/22	275,751
250,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	261,795
228,000	SL Green Operating Partnership L.P., 1.174%, (LIBOR USD 3-Month plus 0.98%), 8/16/21(b)	228,006
179,000	Starwood Property Trust, Inc., 5.500%, 11/1/23(a)	187,055
125,000	Ventas Realty L.P./Ventas Capital Corp., 3.250%, 8/15/22	128,677
200,000	WEA Finance, LLC, 3.150%, 4/5/22(a)	203,952
		1,285,236
	Food & Staples Retailing — 2.9%
250,000	Albertsons Cos., Inc./Safeway, Inc./ New Albertsons L.P./Albertsons, LLC, 3.500%, 2/15/23(a)	255,000
125,000	Cargill, Inc., 3.250%, 11/15/21(a)	127,312
250,000	CVS Health Corp., 2.125%, 6/1/21	250,332
90,000	Smithfield Foods, Inc., 2.650%, 10/3/21(a)	90,675
119,000	Smithfield Foods, Inc., 3.350%, 2/1/22(a)	121,380
		844,699
	Food Products — 0.6%
175,000	Tyson Foods, Inc., 2.250%, 8/23/21	176,033
	Insurance — 4.6%
200,000	American International Group, Inc., 4.875%, 6/1/22	210,022
350,000	Athene Global Funding, 3.000%, 7/1/22(a)	360,793

Continued

34

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	Insurance — (continued)
$290,000	Fidelity National Financial, Inc., 5.500%, 9/1/22	$309,633
165,000	Guardian Life Global Funding, 1.950%, 10/27/21(a)	166,494
175,000	Principal Life Global Funding II, 2.375%, 11/21/21(a)	177,384
150,000	Protective Life Global Funding, 0.713%, (LIBOR USD 3-Month plus 0.52%), 6/28/21(a)(b)	150,174
		1,374,500
	Media — 2.5%
300,000	Charter Communications Operating, LLC/ Charter Communications Operating Capital, 4.464%, 7/23/22	312,879
280,000	Interpublic Group of Cos., Inc. (The), 3.750%, 10/1/21	284,676
150,000	Omnicom Group, Inc./Omnicom Capital, Inc., 3.625%, 5/1/22	155,162
		752,717
	Metals & Mining — 2.3%
200,000	Anglo American Capital PLC, 4.125%, 4/15/21(a)	200,165
175,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	182,233
100,000	Glencore Finance Canada, Ltd., 4.950%, 11/15/21(a)	102,792
200,000	Nucor Corp., 4.125%, 9/15/22	208,447
		693,637
	Oil, Gas & Consumable Fuels — 1.9%
250,000	Ovintiv Exploration, Inc., 5.750%, 1/30/22	258,187
51,000	Ovintiv, Inc., 3.900%, 11/15/21	51,557
250,000	Southern California Gas Co., 0.534%, (LIBOR USD 3-Month plus 0.35%), 9/14/23(b)	250,034
		559,778
	Pharmaceuticals — 0.8%
218,000	EMD Finance, LLC, 2.950%, 3/19/22(a)	222,401
	Road & Rail — 1.4%
275,000	Penske Truck Leasing Co. L.P./PTL
	Finance Corp., 3.375%, 2/1/22(a)	280,072
125,000	Ryder System, Inc., MTN, 2.800%, 3/1/22	127,466
		407,538
	Semiconductors & Semiconductor Equipment — 1.9%
90,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.000%, 1/15/22	91,603
150,000	Lam Research Corp., 2.800%, 6/15/21	150,412
125,000	Microchip Technology, Inc., 3.922%, 6/1/21	125,723
200,000	NVIDIA Corp., 2.200%, 9/16/21	201,458
		569,196

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	Software — 0.8%
$225,000	Dell International, LLC/EMC Corp., 5.450%, 6/15/23(a)	$245,884
	Specialty Retail — 1.0%
300,000	7-Eleven, Inc., 0.625%, 2/10/23(a)	300,292
	Telecommunication Services — 1.4%
250,000	AT&T, Inc., 0.650%, (SOFR plus 0.64%), 3/25/24(b)	250,297
160,000	Verizon Communications, Inc., 1.190%, (LIBOR USD 3-Month plus 1.00%), 3/16/22(b)	161,312
		411,609
	Tobacco — 0.5%
150,000	BAT Capital Corp., 1.074%, (LIBOR USD 3-Month plus 0.88%), 8/15/22(b)	151,129
	Total Corporate Bonds (Cost $20,911,524)	20,962,469
MUNICIPAL BONDS — 2.9%
	Connecticut — 0.7%
200,000	State Of Connecticut, CT, Public Improvements, Taxable Revenue Bonds, G.O., Series A, 3.000%, 7/1/21	201,304
	Illinois — 0.9%
275,000	Chicago O'Hare International Airport, IL, Refunding, Taxable Revenue Bonds, Series D, 0.959%, 1/1/23	276,763
	Kansas — 0.5%
150,000	Wyandotte County, KS, Advance Refunding, Taxable Revenue Bonds, Series B, 0.689%, 9/1/21	150,145
	Pennsylvania — 0.8%
250,000	Allegheny County, PA, Advance Refunding, Taxable Revenue Bonds, G.O., Series C79, 0.573%, 11/1/22	251,265
	Total Municipal Bonds (Cost $875,716)	879,477
Shares
MONEY MARKET FUND — 0.8%
223,672	Federated Treasury Obligations Fund, Institutional Shares, 0.01%(e)	223,672
	Total Money Market Fund (Cost $223,672)	223,672
Total Investments — 101.0% (Cost $29,916,509)		29,955,954
Net Other Assets (Liabilities) — (1.0)%		(308,155)
NET ASSETS — 100.0%		$29,647,799

Continued

35

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

(a)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2021. The maturity date reflected is the final maturity date.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2021. The maturity date reflected is the final maturity date.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e)	Represents the current yield as of report date.

BKNT	Bank Note
GMTN	Global Medium Term Note
G.O.	General Obligation
MTN	Medium Term Note
STEP	Step Coupon Bond

Continued

36

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
ASSET BACKED SECURITIES — 17.5%
$1,500,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.600%, 9/18/23	$1,520,190
1,290,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class C, 3.740%, 10/18/24	1,353,629
815,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class B, 3.130%, 2/18/25	838,431
1,060,797	ARI Fleet Lease Trust, Series 2019-A, Class A2A, 2.410%, 11/15/27(a)	1,069,778
1,800,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-1A, Class A, 3.450%, 3/20/23(a)	1,840,079
770,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(a)	794,421
1,387,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(a)	1,443,689
426,072	Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.430%, 5/20/22(a)	426,747
890,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class C, 2.700%, 9/20/22(a)	895,702
1,250,000	Capital One Prime Auto Receivables Trust, Series 2019-2, Class A4, 1.960%, 2/18/25	1,284,634
300,000	CarMax Auto Owner Trust, Series 2017-3, Class B, 2.440%, 2/15/23	302,633
1,110,000	CarMax Auto Owner Trust, Series 2020-3, Class A4, 0.770%, 3/16/26	1,113,747
278,581	Chesapeake Funding II, LLC, Series 2018- 1A, Class A1, 3.040%, 4/15/30(a)	280,151
165,789	Chesapeake Funding II, LLC, Series 2018- 2A, Class A1, 3.230%, 8/15/30(a)	167,902
607,351	Chesapeake Funding II, LLC, Series 2018- 3A, Class A1, 3.390%, 1/15/31(a)	622,613
485,888	Chesapeake Funding II, LLC, Series 2019- 1A, Class A1, 2.940%, 4/15/31(a)	492,042
759,023	Chesapeake Funding II, LLC, Series 2020- 1A, Class A1, 0.870%, 8/16/32(a)	762,705
1,500,000	Chesapeake Funding II, LLC, Series 2021- 1A, Class A1, 0.470%, 4/15/33(a)	1,499,967
12,772	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 4.962%, 6/25/37	12,988
674,329	Citigroup Mortgage Loan Trust, Inc., Series 2005-HE1, Class M3, 1.084%, (LIBOR USD 1-Month plus 0.98%), 5/25/35(b)	673,827
2,966,000	Enterprise Fleet Financing, LLC, Series 2019-1, Class A3, 3.070%, 10/20/24(a)	3,071,235
1,500,000	Enterprise Fleet Funding, LLC, Series 2021-1, Class A3, 0.700%, 12/21/26(a)	1,489,148

Principal
Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$518,000	Ford Credit Auto Owner Trust, Series 2017-B, Class B, 2.150%, 10/15/22	$518,481
2,100,000	Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.620%, 8/15/28(a)	2,141,398
1,146,000	Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.360%, 3/15/29(a)	1,178,650
1,165,000	GreatAmerica Leasing Receivables Funding, LLC, Series 2020-1, Class A3, 1.760%, 8/15/23(a)	1,183,259
789,584	Hertz Fleet Lease Funding L.P., Series 2019-1, Class A2, 2.700%, 1/10/33(a)	799,339
2,598,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.960%, 11/15/24	2,613,460
2,000,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class B, 0.690%, 3/17/25	2,006,113
467,884	SoFi Professional Loan Program Trust, Series 2020-A, Class A1FX, 2.060%, 5/15/46(a)	470,551
139,881	Sofi Professional Loan Program, LLC, Series 2016-B, Class A1, 1.309%, (LIBOR USD 1-Month plus 1.20%), 6/25/33(a)(b)	140,731
34,631	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 0.959%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	34,704
1,250,000	Wheels SPV 2, LLC, Series 2019-1A, Class A3, 2.350%, 5/22/28(a)	1,280,839
	Total Asset Backed Securities (Cost $33,861,437)	34,323,783

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
52,593	Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	54,236
137,159	Banc of America Funding Trust, Series 2004-C, Class 4A3, 1.011%, (LIBOR USD 1-Month plus 0.90%), 12/20/34(b)	137,997
250,004	Fannie Mae, Series 2012-152, Class PC, 1.750%, 8/25/42	255,023
84,456	Fannie Mae, Series 2013-72, Class NA, 2.500%, 8/25/42	87,839
931,862	Fannie Mae, Series 2013-35, Class CB, 2.000%, 2/25/43	965,862
37,835	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(a) (c)	38,046
243,233	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(a) (c)	245,848

See accompanying Notes to the Financial Statements.

37

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$168,063	Galton Funding Mortgage Trust, Series 2019-1, Class A41, 4.500%, 2/25/59(a) (c)	$169,226
	Total Collateralized Mortgage Obligations (Cost $1,899,785)	1,954,077

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.3%
1,513,652	COMM 2012-CCRE1 Mortgage Trust, Series 2012-CR1, Class A3, 3.391%, 5/15/45	1,537,701
1,623,000	COMM 2012-CCRE2 Mortgage Trust, Series 2012-CR2, Class A4, 3.147%, 8/15/45	1,664,583
454,000	COMM 2013-CCRE11 Mortgage Trust, Series 2013-CR11, Class A4, 4.258%, 8/10/50	490,024
458,739	COMM 2014-CCRE15 Mortgage Trust, Series 2014-CR15, Class A2, 2.928%, 2/10/47	455,541
31,143	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(a)	31,202
77,686	GS Mortgage Securities Trust, Series 2010- C1, Class A2, 4.592%, 8/10/43(a)	77,795
300,000	GS Mortgage Securities Trust, Series 2010- C1, Class B, 5.148%, 8/10/43(a)	294,430
481,082	GS Mortgage Securities Trust, Series 2014- GC24, Class AAB, 3.650%, 9/10/47	504,504
62,617	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.717%, 2/15/46(a)	62,560
1,800,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.805%, 7/15/47	1,942,031
5,205	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.046%, 4/15/47	5,200
1,500,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A2, 2.454%, 11/15/49	1,511,111
1,295,580	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.091%, 8/10/49	1,331,031
71,459	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(a)	71,397
67,545	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902%, 6/15/44(a)(c)	67,825
567,768	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.667%, 11/15/44	571,710

Principal
Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$1,700,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2, 3.431%, 6/15/45	$1,735,776
	Total Commercial Mortgage-Backed Securities (Cost $12,353,776)	12,354,421

CORPORATE BONDS — 62.9%
	Automobiles — 4.4%
1,000,000	American Honda Finance Corp., MTN, 0.875%, 7/7/23	1,006,935
1,250,000	BMW U.S. Capital, LLC, 3.150%, 4/18/24(a)	1,334,944
725,000	Daimler Finance North America, LLC, 0.750%, 3/1/24(a)	721,261
900,000	Ford Motor Credit Co., LLC, 3.350%, 11/1/22	918,180
1,100,000	General Motors Financial Co., Inc., 1.700%, 8/18/23	1,120,223
900,000	Hyundai Capital America, 0.800%, 1/8/24(a)	892,101
1,200,000	Toyota Industries Corp., 3.110%, 3/12/22(a)	1,227,813
500,000	Toyota Motor Corp., 0.681%, 3/25/24	499,616
840,000	Toyota Motor Credit Corp., MTN, 2.900%, 3/30/23	881,231
		8,602,304

	Banks — 17.3%
2,750,000	Bank of America Corp., MTN, 0.981%, (SOFR plus 0.91%), 9/25/25(d)	2,742,600
1,325,000	Bank of Montreal, 0.450%, 12/8/23	1,320,234
825,000	Barclays PLC, 4.610%, (LIBOR USD 3-Month plus 1.40%), 2/15/23(d)	852,364
1,250,000	BNP Paribas SA, 3.800%, 1/10/24(a)	1,346,524
950,000	BPCE SA, 4.000%, 4/15/24	1,038,829
800,000	Citigroup, Inc., 1.621%, (LIBOR USD 3-Month plus 1.43%), 9/1/23(b)	812,805
1,000,000	Citigroup, Inc., 3.352%, (LIBOR USD 3-Month plus 0.90%), 4/24/25(d)	1,068,711
1,075,000	Citizens Bank N.A., BKNT, 1.000%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(b)	1,082,954
1,350,000	Cooperatieve Rabobank UA, 0.375%, 1/12/24	1,342,818
400,000	Credit Suisse AG, 0.495%, 2/2/24	395,458
625,000	DBS Group Holdings, Ltd., 2.850%, 4/16/22(a)	640,400
450,000	Fifth Third Bank N.A., BKNT, 1.800%, 1/30/23	461,372
1,800,000	Goldman Sachs Group, Inc. (The), 4.000%, 3/3/24	1,961,323

Continued

38

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	Banks — (continued)
$1,000,000	Huntington National Bank (The), BKNT, 3.550%, 10/6/23	$1,074,668
491,000	JP Morgan Chase & Co., Series I, 3.682%, (LIBOR USD 3-Month plus 3.47%)(c)(e)	490,141
900,000	JPMorgan Chase & Co., 3.559%, (LIBOR USD 3-Month plus 0.73%), 4/23/24(d)	953,685
1,200,000	KeyBank N.A., BKNT, 1.250%, 3/10/23	1,218,551
1,000,000	Lloyds Banking Group PLC, 2.907%, (LIBOR USD 3-Month plus 0.81%), 11/7/23(d)	1,035,813
1,450,000	Mitsubishi UFJ Financial Group, Inc., 0.848%, (1-Year Treasury Constant Maturity plus 0.68%), 9/15/24(c)	1,451,403
1,150,000	Morgan Stanley, Series F, 3.875%, 4/29/24	1,255,631
625,000	National Securities Clearing Corp., 1.200%, 4/23/23(a)	634,645
500,000	National Securities Clearing Corp., 1.500%, 4/23/25(a)	504,922
1,000,000	Nationwide Building Society, 2.000%, 1/27/23(a)	1,027,835
1,000,000	NatWest Markets PLC, 2.375%, 5/21/23(a)	1,036,939
400,000	Nordea Bank Abp, 1.000%, 6/9/23(a)	404,348
842,000	PNC Financial Services Group, Inc. (The), Series O, 6.750%, (LIBOR USD 3-Month plus 3.68%)(d)(e)	854,041
1,000,000	Skandinaviska Enskilda Banken AB, 0.550%, 9/1/23(a)	999,680
1,325,000	Standard Chartered PLC, 0.991%, (1-Year Treasury Constant Maturity plus 0.78%), 1/12/25(a)(c)	1,317,511
1,000,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/24	1,056,114
500,000	Sumitomo Mitsui Trust Bank, Ltd., 0.800%, 9/12/23(a)	501,263
1,000,000	Sumitomo Mitsui Trust Bank, Ltd., 0.850%, 3/25/24(a)	999,662
1,250,000	Svenska Handelsbanken AB, 0.625%, 6/30/23(a)	1,254,307
750,000	Zions Bancorp NA, 3.500%, 8/27/21	758,943
		33,896,494
	Capital Goods — 0.4%
550,000	Caterpillar Financial Services Corp., 0.650%, 7/7/23	552,698
285,000	Caterpillar Financial Services Corp., MTN, 0.450%, 9/14/23	285,085
		837,783
	Chemicals — 1.6%
1,000,000	FMC Corp., 3.950%, 2/1/22	1,020,476
1,054,000	NOVA Chemicals Corp., 144A, 4.875%, 6/1/24(a)	1,101,430
1,000,000	Tronox, Inc., 6.500%, 5/1/25(a)	1,072,500
		3,194,406

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	Construction Materials — 0.3%
$575,000	Martin Marietta Materials, Inc., 4.250%, 7/2/24	$630,188
	Diversified Financial Services — 7.1%
600,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.150%, 2/15/24	625,070
650,000	AIG Global Funding, 0.800%, 7/7/23(a)	653,601
1,010,000	Air Lease Corp., MTN, 0.700%, 2/15/24	997,567
1,335,000	Ally Financial, Inc., 1.450%, 10/2/23	1,354,350
875,000	Avolon Holdings Funding, Ltd., 3.625%, 5/1/22(a)	892,267
875,000	Capital One Financial Corp., 3.750%, 4/24/24	946,316
1,140,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(a)	1,203,971
880,000	Element Fleet Management Corp., 1.600%, 4/6/24(a)	878,970
1,200,000	ERAC USA Finance, LLC, 3.300%, 10/15/22(a)	1,249,901
640,000	Intercontinental Exchange, Inc., 0.700%, 6/15/23	641,687
1,200,000	Jefferies Group, LLC, 5.125%, 1/20/23	1,294,062
833,000	OneMain Finance Corp., 6.125%, 3/15/24	899,640
825,000	Owl Rock Capital Corp., 5.250%, 4/15/24	899,902
1,275,000	Penske Truck Leasing Co. Lp/PTL Finance Corp., 2.700%, 3/14/23(a)	1,322,290
		13,859,594
	Diversified Telecommunication Services — 1.5%
1,400,000	AT&T, Inc., 4.450%, 4/1/24	1,535,490
375,000	NTT Finance Corp., 0.583%, 3/1/24(a)	373,574
979,000	Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 4.738%, 3/20/25(a)	1,048,215
		2,957,279
	Electric Utilities — 5.7%
1,000,000	American Electric Power Co., Inc., Series I, 3.650%, 12/1/21	1,021,532
1,000,000	Baltimore Gas & Electric Co., 2.800%, 8/15/22	1,025,695
498,000	CenterPoint Energy, Inc., 3.850%, 2/1/24	539,429
1,200,000	CMS Energy Corp., 3.875%, 3/1/24	1,290,927
1,250,000	Dominion Energy, Inc., 2.450%, 1/15/23(a)	1,292,727
760,000	Entergy Louisiana, LLC, 0.620%, 11/17/23	760,997
960,000	Korea East-West Power Co., Ltd., 2.625%, 6/19/22(a)	983,990
1,250,000	NRG Energy, Inc., 3.750%, 6/15/24(a)	1,340,773
1,250,000	Sempra Energy, 4.050%, 12/1/23	1,344,466
600,000	Southern Co. (The), Series 21-A, 0.600%, 2/26/24	596,153
825,000	WESCO Distribution, Inc., 7.125%, 6/15/25(a)	902,138
		11,098,827

Continued

39

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	Electrical Equipment — 0.2%
$450,000	Siemens Financieringsmaatschappij NV, 0.440%, (SOFR plus 0.43%), 3/11/24(a) (b)	$451,345
	Energy Equipment & Services — 3.0%
900,000	Energy Transfer Operating L.P., 4.250%, 3/15/23	949,784
1,100,000	Midwest Connector Capital Co., LLC, 3.625%, 4/1/22(a)	1,115,708
1,420,000	Plains All American Pipeline L.P./PAA Finance Corp., 3.600%, 11/1/24	1,510,286
900,000	Sabine Pass Liquefaction, LLC, 6.250%, 3/15/22	934,684
1,155,000	Williams Cos., Inc. (The), 4.500%, 11/15/23	1,257,905
		5,768,367
	Equity Real Estate Investment Trusts (REITS) — 4.1%
790,000	American Tower Corp., 5.000%, 2/15/24	881,017
700,000	Crown Castle International Corp., 3.150%, 7/15/23	741,155
1,205,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	1,261,854
1,000,000	Kimco Realty Corp., 2.700%, 3/1/24	1,048,868
1,075,000	Ontario Teachers' Cadillac Fairview Properties Trust, 3.125%, 3/20/22(a)	1,100,942
1,000,000	Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	1,076,063
900,000	Starwood Property Trust, Inc., 5.500%, 11/1/23(a)	940,500
1,000,000	WEA Finance, LLC, 3.150%, 4/5/22(a)	1,019,761
		8,070,160
	Food & Staples Retailing — 0.6%
1,145,000	Albertsons Cos., Inc./Safeway, Inc./ New Albertsons L.P./Albertsons, LLC, 3.500%, 2/15/23(a)	1,167,900
	Food Products — 0.7%
1,250,000	Conagra Brands, Inc., 4.300%, 5/1/24	1,378,278
	Health Care Providers & Services — 0.7%
157,000	CVS Health Corp., 3.700%, 3/9/23	166,613
1,085,000	Shire Acquisitions Investments Ireland DAC, 2.875%, 9/23/23	1,140,025
		1,306,638
	Hotels, Restaurants & Leisure — 0.5%
830,000	Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.250%, 4/15/24(a)	885,444
	Insurance — 4.2%
1,300,000	Athene Global Funding, 2.800%, 5/26/23(a)	1,356,065
1,410,000	Fidelity National Financial, Inc., 5.500%, 9/1/22	1,505,457

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	Insurance — (continued)
$350,000	Guardian Life Global Funding, 2.900%, 5/6/24(a)	$372,871
625,000	Jackson National Life Global Funding, 3.875%, 6/11/25(a)	685,985
1,325,000	Metropolitan Life Global Funding I, 0.400%, 1/7/24(a)	1,315,764
200,000	New York Life Global Funding, 1.100%, 5/5/23(a)	202,845
400,000	New York Life Global Funding, 2.900%, 1/17/24(a)	425,173
600,000	Pacific Life Global Funding II, 0.500%, 9/23/23(a)	598,775
425,000	Protective Life Global Funding, 0.631%, 10/13/23(a)	426,047
1,275,000	Reliance Standard Life Global Funding II, 2.625%, 7/22/22(a)	1,309,481
		8,198,463
	Media — 1.9%
1,104,000	Charter Communications Operating, LLC/ Charter Communications Operating Capital, 4.464%, 7/23/22	1,151,397
1,175,000	Comcast Corp., 3.600%, 3/1/24	1,277,804
1,250,000	Discovery Communications, LLC, 3.800%, 3/13/24	1,346,068
		3,775,269
	Metals & Mining — 0.6%
1,060,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	1,103,810
	Multiline Retail — 0.4%
750,000	Dollar Tree, Inc., 3.700%, 5/15/23	796,168
	Oil, Gas & Consumable Fuels — 3.0%
800,000	Aker BP ASA, 4.750%, 6/15/24(a)	820,427
543,000	Cenovus Energy, Inc., 5.375%, 7/15/25	610,015
972,000	Diamondback Energy, Inc., 5.375%, 5/31/25	1,002,884
831,000	HollyFrontier Corp., 2.625%, 10/1/23	856,217
900,000	Occidental Petroleum Corp., 3.450%, 7/15/24	900,000
825,000	Ovintiv Exploration, Inc., 5.750%, 1/30/22	852,018
900,000	Range Resources Corp., 5.000%, 3/15/23	914,625
		5,956,186
	Pharmaceuticals — 0.6%
1,100,000	AbbVie, Inc., 3.750%, 11/14/23	1,184,720
	Road & Rail — 0.5%
825,000	Ryder System, Inc., MTN, 3.650%, 3/18/24	890,503
	Semiconductors & Semiconductor Equipment — 1.1%
825,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.625%, 1/15/24	884,069

Continued

40

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	Semiconductors & Semiconductor Equipment — (continued)
$1,325,000	Microchip Technology, Inc., 0.972%, 2/15/24(a)	$1,322,437
		2,206,506
	Software — 0.6%
1,000,000	Dell International, LLC/EMC Corp., 5.450%, 6/15/23(a)	1,092,815
	Specialty Retail — 0.5%
940,000	7-Eleven, Inc., 0.800%, 2/10/24(a)	936,105
	Telecommunication Services — 0.7%
1,425,000	Verizon Communications, Inc., 0.800%, (SOFR plus 0.79%), 3/20/26(b)	1,433,245
	Tobacco — 0.7%
1,200,000	BAT Capital Corp., 3.222%, 8/15/24	1,277,354
	Total Corporate Bonds (Cost $121,802,002)	122,956,151
MUNICIPAL BONDS — 11.3%
	California — 1.2%
650,000	Beverly Hills Public Financing Authority, CA, Advance Refunding, Taxable Revenue Bonds, Series B, 0.730%, 6/1/24	648,713
715,000	Port of Oakland, CA, Port, Airport & Marina Revenue, Advance Refunding Revenue Bonds, Series R, 1.081%, 5/1/24	721,693
1,000,000	State of California, Taxable Revenue, Group B, Current Refunding G.O., 2.500%, 10/1/22	1,033,690
		2,404,096
	Florida — 1.0%
2,000,000	Florida Water Pollution Control Financing Corp. Taxable Revenue, Series A, Advance Refunding Revenue Bonds, 2.000%, 1/15/23	2,056,180
	Hawaii — 0.1%
240,000	State of Hawaii, HI, Public Improvements, Cash Flow Management G.O., 0.802%, 10/1/24	242,309
	Illinois — 1.3%
1,315,000	Chicago O'Hare International Airport, IL, Refunding, Taxable Revenue Bonds, Series D, 1.168%, 1/1/24	1,327,203

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Illinois — (continued)
$1,200,000	Chicago Transit Authority Sales Tax Receipts Fund, IL, Advance Refunding, Taxable Revenue Bonds, Series B, 1.708%, 12/1/22	$1,219,104
		2,546,307
	New Jersey — 0.3%
325,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Taxable, Series C, 4.521%, 6/15/21	327,220
235,000	New Jersey Turnpike Authority, Advance Refunding Revenue Bonds, Series B, 0.638%, 1/1/24	233,247
		560,467
	New York — 0.5%
1,000,000	New York State Urban Development Corp. Taxable Revenue, Series B, Economic Improvements Revenue Bonds, 1.910%, 3/15/23	1,024,640
	North Carolina — 0.3%
500,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue (AGM), 3.558%, 7/1/22	519,540
	Oklahoma — 0.6%
1,075,000	Oklahoma Turnpike Authority, OK, Highway & Fuel Sales Tax Revenue, Advance Refunding Revenue Bonds, Series B, 0.627%, 1/1/23	1,078,515
	Pennsylvania — 1.3%
1,000,000	Allegheny County, PA, Advance Refunding, Taxable Revenue Bonds, G.O., Series C79, 0.694%, 11/1/23	1,007,280
985,000	Bucks County, PA, Advance Refunding, Taxable Revenue Bonds, G.O., 0.979%, 6/1/24	984,557
515,000	Pennsylvania State University (The), PA, Refunding Notes, Taxable Revenue Bonds, Series D, 1.353%, 9/1/23	526,901
		2,518,738
	South Carolina — 0.8%
1,500,000	City of Columbia, SC, Waterworks & Sewer System Revenue, Taxable Revenue-Series B, Advance Refunding Revenue Bonds, 1.932%, 2/1/23	1,543,950
	Texas — 2.6%
970,000	City of Houston, TX, Airport System Revenue, Refunding, Taxable Revenue Bonds, Series C, 1.054%, 7/1/23	978,759

Continued

41

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Texas — (continued)
$1,250,000	City of Houston, TX, Combined Utility System Revenue, Taxable Revenue, Series B, Advance Refunding G.O., 1.820%, 3/1/23	$1,283,963
1,250,000	City of Houston, TX, Combined Utility System Revenue, Taxable Revenue, First Lien-Series C, Advance Refunding Revenue Bonds, 1.746%, 11/15/23	1,293,075
1,475,000	Texas State University System, Taxable Revenue, Series B, Advance Refunding Revenue Bonds, 2.043%, 3/15/23	1,520,061
		5,075,858

	Virginia — 1.3%
1,000,000	Hampton Roads Sanitation District, Taxable Revenue, Sub-Series A, Advance Refunding Revenue Bonds, 1.762%, 2/1/23	1,022,170
1,500,000	Montgomery County Economic Development Authority, Taxable Revenue, Virginia Tech Foundation Economic Improvements Revenue Bonds, 1.941%, 6/1/22	1,529,130
		2,551,300
	Total Municipal Bonds (Cost $21,717,610)	22,121,900

Shares
MONEY MARKET FUND — 1.6%
3,040,445	Federated Treasury Obligations Fund, Institutional Shares, 0.01%(f)	3,040,445
	Total Money Market Fund (Cost $3,040,445)	3,040,445
Total Investments — 100.6% (Cost $194,675,055)		196,750,777
Net Other Assets (Liabilities) — (0.6)%		(1,096,974)
NET ASSETS — 100.0%		$195,653,803

(a)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2021. The maturity date reflected is the final maturity date.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2021. The maturity date reflected is the final maturity date.

(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
BKNT	Bank Note
G.O.	General Obligation
MTN	Medium Term Note
STEP	Step Coupon Bond

Continued

42

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
ASSET BACKED SECURITIES — 2.1%
$265,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-3A, Class A, 2.360%, 3/20/26(a)	$275,669
138,063	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35	143,710
	Total Asset Backed Securities (Cost $408,845)	419,379

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.6%
69,194	Fannie Mae, Series 2003-44, Class Q, 3.500%, 6/25/33	74,436
309,562	Fannie Mae, Series 2005-31, Class PB, 5.500%, 4/25/35	353,916
237,467	Fannie Mae, Series 2016-49, Class DA, 3.500%, 10/25/42	249,317
373,015	Fannie Mae, Series 2016-49, Class PA, 3.000%, 9/25/45	392,447
321,333	Freddie Mac, Series 4863, Class AJ, 3.500%, 7/15/38	350,336
43,958	Freddie Mac, Series 4281, Class GA, 3.000%, 2/15/39	44,242
125,743	Freddie Mac, Series 4122, Class BC, 3.000%, 5/15/40	133,511
64,102	Freddie Mac, Series 4767, Class NA, 4.000%, 1/15/43	64,174
330,635	Freddie Mac, Series 4173, Class NB, 3.000%, 3/15/43	353,109
44,028	Freddie Mac, Series 4648, Class E, 3.500%, 8/15/43	44,664
244,011	Freddie Mac, Series 4656, Class PA, 3.500%, 10/15/45	258,515
33,418	Ginnie Mae, Series 2011-71, Class QE, 3.500%, 9/16/40	34,125
	Total Collateralized Mortgage Obligations (Cost $2,301,560)	2,352,792

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.3%
144,298	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, 2.935%, 4/10/48	151,435
102,677	COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	104,887
836,185	Fannie Mae-Aces, Series 2015-M17, Class A2, 2.898%, 11/25/25(b)	898,877
450,000	Fannie Mae-Aces, Series 2017-M7, Class A2, 2.961%, 2/25/27(b)	484,239
300,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K033, Class A2, 3.060%, 7/25/23(b)	316,460

Principal
Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$140,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2, 3.010%, 7/25/25	$151,464
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K060, Class A2, 3.300%, 10/25/26	231,898
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/26(b)	232,579
160,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/27(b)	176,200
275,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2, 3.926%, 6/25/28	315,847
250,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	271,940
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A4, 3.526%, 12/15/47	270,390
99,134	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.667%, 11/15/44	99,822
	Total Commercial Mortgage-Backed Securities (Cost $3,628,134)	3,706,038

CORPORATE BONDS — 2.0%
	Banks — 0.4%
70,000	Bank of America Corp., GMTN, 3.500%, 4/19/26	76,703
	Electric Utilities — 0.4%
75,000	Public Service Electric & Gas Co., MTN, 2.250%, 9/15/26	78,058
	Equity Real Estate Investment Trusts (REITS) — 1.2%
250,000	Federal Realty Investment Trust, 1.250%, 2/15/26	246,743
	Total Corporate Bonds (Cost $406,930)	401,504

MORTGAGE-BACKED SECURITIES — 46.3%
	Fannie Mae — 35.1%
307,020	4.000%, 12/1/33, Pool #MA1689	338,946
419,257	4.500%, 3/1/34, Pool #CA3294	461,737
441,634	2.500%, 11/1/35, Pool #CA7939	459,587
421,242	1.500%, 12/1/35, Pool #MA4205	423,279
91,900	4.000%, 12/1/36, Pool #MA2856	100,817
82,998	4.000%, 2/1/37, Pool #MA2914	90,689

See accompanying Notes to the Financial Statements.

43

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
$490,780	1.500%, 12/1/40, Pool #MA4202	$482,616
88,073	4.000%, 5/1/47, Pool #BE9598	95,301
192,959	3.500%, 12/1/47, Pool #CA0833	204,883
142,169	5.000%, 8/1/48, Pool #CA2219	157,779
127,117	3.500%, 9/1/49, Pool #BJ9608	134,175
159,713	3.500%, 10/1/49, Pool #CA4431	168,579
181,379	3.000%, 12/1/49, Pool #BO6225	189,234
176,495	3.000%, 3/1/50, Pool #FM2714	185,522
438,295	3.000%, 7/1/50, Pool #CA6421	459,565
416,703	3.000%, 7/1/50, Pool #CA6422	436,930
238,917	2.000%, 8/1/50, Pool #CA6799	239,237
364,485	2.000%, 9/1/50, Pool #CA7019	363,812
425,037	2.500%, 9/1/50, Pool #BQ2883	436,345
190,662	2.500%, 9/1/50, Pool #BQ0538	195,734
487,464	2.000%, 10/1/50, Pool #CA7224	486,665
488,692	2.500%, 10/1/50, Pool #FM4638	501,819
468,890	2.500%, 10/1/50, Pool #FM4530	481,271
		7,094,522
	Freddie Mac — 11.0%
382,122	3.000%, 7/1/35, Pool #SB0361	407,409
192,596	4.000%, 12/1/35, Pool #ZA2401	210,782
181,237	3.500%, 6/1/36, Pool #ZA2414	195,722
133,967	4.000%, 3/1/39, Pool #ZA6403	143,560
269,431	2.000%, 12/1/40, Pool #RB5090	271,470
236,042	3.500%, 1/1/47, Pool #U69037	251,971
420,665	2.000%, 11/1/50, Pool #QB4916	419,976
325,129	2.500%, 11/1/50, Pool #QB5838	334,653
		2,235,543
	Ginnie Mae II — 0.2%
29,221	5.000%, 11/20/38, Pool #4283	31,110
	Total Mortgage-Backed Securities (Cost $9,403,199)	9,361,175
MUNICIPAL BONDS — 0.9%
	Wisconsin — 0.9%
165,000	State of Wisconsin, TXB, Revenue Bonds, Pension Funding, Series A, (AGM), 5.700%, 5/1/26	191,496
	Total Municipal Bonds (Cost $175,310)	191,496
U.S. GOVERNMENT AGENCIES — 10.2%
	Fannie Mae — 10.2%
1,000,000	6.250%, 5/15/29	1,351,538
500,000	7.125%, 1/15/30	719,569
		2,071,107
	Total U.S. Government Agencies (Cost $1,855,053)	2,071,107

Principal
Amount		Fair Value
U.S. TREASURY NOTES — 5.8%
$1,200,000	0.250%, 9/30/25	$1,169,906
	Total U.S. Treasury Notes (Cost $1,184,866)	1,169,906
Shares
MONEY MARKET FUND — 2.5%
498,607	Federated Treasury Obligations Fund, Institutional Shares, 0.01%(c)	498,607
	Total Money Market Fund (Cost $498,607)	498,607
Total Investments — 99.7% (Cost $19,862,504)		20,172,004
Net Other Assets (Liabilities) — 0.3%		66,813
NET ASSETS — 100.0%		$20,238,817

(a)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2021. The maturity date reflected is the final maturity date.
(c)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
GMTN	Global Medium Term Note
MTN	Medium Term Note
TXB	Taxable Bond

Continued

44

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
ASSET BACKED SECURITIES — 12.6%
$956,343	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 0.809%, (LIBOR USD 1-Month plus 0.70%), 12/25/35(a)	$956,028
8,200,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class B, 0.760%, 12/18/25	8,213,510
16,500,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class B, 0.680%, 10/19/26	16,440,326
88,929	Argent Securities, Inc. Asset-Backed Pass- Through Certificates, Series 2005-W3, Class A2D, 0.789%, (LIBOR USD 1-Month plus 0.68%), 11/25/35(a)	88,821
10,215,000	ARI Fleet Lease Trust, Series 2019-A, Class A3, 2.530%, 11/15/27(b)	10,467,705
1,782,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2016-1A, Class A, 2.990%, 6/20/22(b)	1,788,444
6,290,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	6,489,490
2,143,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	2,230,588
8,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-2A, Class A, 3.350%, 9/22/25(b)	8,585,811
1,030,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-3A, Class A, 2.360%, 3/20/26(b)	1,071,468
3,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2020-2A, Class A, 2.020%, 2/20/27(b)	3,060,103
2,847,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class C, 2.700%, 9/20/22(b)	2,865,240
10,722,000	Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3, 2.060%, 8/15/28	11,149,380
1,440,439	Chesapeake Funding II, LLC, Series 2020- 1A, Class A1, 0.870%, 8/16/32(b)	1,447,426
2,361,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	3,232,078
71,810	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 4.962%, 6/25/37	73,024
587,394	Encore Credit Receivables Trust, Series 2005-4, Class M2, 0.769%, (LIBOR USD 1-Month plus 0.66%), 1/25/36(a)	587,282
8,028,000	Enterprise Fleet Financing, LLC, Series 2018-1, Class A3, 3.100%, 10/20/23(b)	8,086,067
11,438,000	Enterprise Fleet Financing, LLC, Series 2018-2, Class A3, 3.340%, 2/20/24(b)	11,735,534
6,041,000	Enterprise Fleet Financing, LLC, Series 2020-1, Class A3, 1.860%, 12/22/25(b)	6,229,419

Principal
Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$6,068,000	Enterprise Fleet Funding, LLC, Series 2021-1, Class A3, 0.700%, 12/21/26(b)	$6,024,098
2,247,000	Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.360%, 3/15/29(b)	2,311,017
19,805,000	Ford Credit Auto Owner Trust 2020- REV2, Series 2020-2, Class A, 1.060%, 4/15/33(b)	19,620,986
5,346,000	GreatAmerica Leasing Receivables Funding, LLC, Series 2021-1, Class A3, 0.340%, 8/15/24(b)	5,329,359
100,718	GSAMP Trust, Series 2006-SEA1, Class M1, 0.859%, (LIBOR USD 1-Month plus 0.75%), 5/25/36(a)(b)	100,609
5,233,189	Hertz Fleet Lease Funding L.P., Series 2019-1, Class A2, 2.700%, 1/10/33(b)	5,297,843
113,971	Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-B, Class M3, 0.844%, (LIBOR USD 1-Month plus 0.74%), 8/25/35(a)	114,019
646,208	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 0.814%, (LIBOR USD 1-Month plus 0.71%), 6/25/35(a)	646,156
607,826	New Century Home Equity Loan Trust, Series 2003-4, Class M1, 1.234%, (LIBOR USD 1-Month plus 1.13%), 10/25/33(a)	607,089
813,613	Park Place Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005- WHQ2, Class M2, 0.799%, (LIBOR USD 1-Month plus 0.69%), 5/25/35(a)	814,304
14,077,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class B, 0.690%, 3/17/25	14,120,024
8,583,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class B, 0.730%, 3/17/25	8,619,794
3,192,515	Saxon Asset Securities Trust, Series 2004- 3, Class M1, 1.009%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(a)	3,175,001
132,305	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 0.959%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	132,581
8,405,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.560%, 11/25/31(b)	8,882,722
5,150,000	Toyota Auto Loan Extended Note Trust 2020-1, Series 2020-1A, Class A, 1.350%, 5/25/33(b)	5,223,174
3,404,000	Wheels SPV 2, LLC, Series 2018-1A, Class A4, 3.410%, 4/20/27(b)	3,468,618
8,242,000	Wheels SPV 2, LLC, Series 2019-1A, Class A3, 2.350%, 5/22/28(b)	8,445,342
	Total Asset Backed Securities (Cost $194,533,620)	197,730,480

See accompanying Notes to the Financial Statements.

45

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5%
$105,877	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 2.917%, 4/25/35(c)	$108,111
267,084	Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	275,427
636,809	Banc of America Funding Trust, Series 2004-C, Class 4A1, 0.771%, (LIBOR USD 1-Month plus 0.66%), 12/20/34(a)	636,228
306,467	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	308,844
9,889	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	9,874
73,978	Countrywide Home Loan Mortgage Pass- Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	74,932
183,392	Credit Suisse First Boston Mortgage- Backed Pass-Through Certificates, Series 2004-1, Class 2A1, 6.500%, 2/25/34	188,334
553,242	Fannie Mae, Series 2013-133, Class AV, 4.000%, 12/25/26	564,267
1,243,463	Fannie Mae, Series 2014-39, Class VP, 3.000%, 8/25/27	1,288,185
6,695,456	Fannie Mae, Series 2013-16, Class A, 1.750%, 1/25/40	6,785,591
1,066,811	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	1,193,901
891,000	Fannie Mae, Series 2013-70, Class CY, 3.500%, 7/25/43	941,915
287,152	Fannie Mae, Series 2017-64, Class PD, 2.500%, 7/25/47	296,547
672,368	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(b)(c)	684,361
522,983	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	542,490
1,004,666	Freddie Mac, Series 4387, Class VM, 4.000%, 11/15/25	1,009,546
1,048,572	Freddie Mac, Series 4287, Class V, 4.500%, 10/15/26	1,112,308
393,670	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	427,361
1,737,031	Freddie Mac, Series 4331, Class V, 4.000%, 11/15/28	1,793,114
507,000	Freddie Mac, Series 4120, Class YK, 2.000%, 10/15/32	475,637
770,000	Freddie Mac, Series 4160, Class HH, 2.500%, 12/15/32	775,922
8,910,000	Freddie Mac, Series 4655, Class GV, 3.500%, 12/15/36	9,261,120
4,901,000	Freddie Mac, Series 4657, Class VT, 3.500%, 6/15/37	5,051,272
599,321	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40	671,258
960,256	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	1,008,812
730,000	Freddie Mac, Series 3762, Class LN, 4.000%, 11/15/40	825,372

Principal
Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$2,236,743	Freddie Mac, Series 4100, Class PA, 3.000%, 1/15/42	$2,376,502
485,474	Freddie Mac, Series 4508, Class UZ, 3.000%, 7/15/43	483,834
711,490	Freddie Mac, Series 4328, Class KD, 3.000%, 8/15/43	752,437
1,853,061	Freddie Mac, Series 4648, Class E, 3.500%, 8/15/43	1,879,805
1,366,680	Freddie Mac, Series 4710, Class GA, 3.000%, 3/15/44	1,404,917
5,814,854	Freddie Mac, Series 4752, Class HB, 3.500%, 4/15/44	5,895,291
3,359,621	Freddie Mac, Series 4427, Class KA, 2.250%, 7/15/44	3,468,466
5,026,062	Freddie Mac, Series 4776, Class DW, 4.000%, 9/15/44	5,084,140
2,405,697	Freddie Mac, Series 4654, Class KA, 3.000%, 6/15/45	2,507,362
541,520	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(c)	544,542
1,585,819	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(b)(c)	1,602,871
1,053,666	Galton Funding Mortgage Trust, Series 2019-1, Class A41, 4.500%, 2/25/59(b)(c)	1,060,961
242,344	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	268,755
5,232,917	Ginnie Mae, Series 2014-2, Class AG, 2.380%, 3/20/40(c)	5,379,481
457,613	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	467,700
321,150	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	296,408
216	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(c)	220
208,929	RAAC Trust, STEP, Series 2004-SP1, Class AI3, 6.118%, 3/25/34	211,399
129,703	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 3.281%, 12/25/34(c)	132,714
	Total Collateralized Mortgage Obligations (Cost $69,036,169)	70,128,534

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.8%
14,468,000	BANK 2020-BNK27, Series 2020-BN27, Class A5, 2.144%, 4/15/63	14,236,725
1,880,000	BANK 2020-BNK29, Series 2020-BN29, Class A4, 1.997%, 11/15/53	1,811,326
3,186,000	BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.037%, 4/15/53	3,108,050

Continued

46

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$5,389,000	Benchmark Mortgage Trust, Series 2020- B18, Class A5, 1.925%, 7/15/53	$5,198,896
3,603,000	Benchmark Mortgage Trust, Series 2020- B21, Class A5, 1.978%, 12/17/53	3,470,825
4,314,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(c)	4,708,900
3,447,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	3,795,829
84,820	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A2, 2.707%, 5/10/58	84,861
1,337,000	Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712%, 4/14/50	1,471,552
5,106,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4, 4.009%, 3/10/51	5,694,690
891,000	COMM Mortgage Trust, Series 2012-CR1, Class AM, 3.912%, 5/15/45	909,728
3,159,000	COMM Mortgage Trust, Series 2013- CR12, Class A4, 4.046%, 10/10/46	3,395,756
795,000	COMM Mortgage Trust, Series 2014- CR16, Class A4, 4.051%, 4/10/47	863,071
1,070,000	COMM Mortgage Trust, Series 2014- UBS4, Class A5, 3.694%, 8/10/47	1,154,828
1,077,000	COMM Mortgage Trust, Series 2014- LC17, Class A5, 3.917%, 10/10/47	1,176,649
1,643,000	COMM Mortgage Trust, Series 2014- CR20, Class A4, 3.590%, 11/10/47	1,775,639
7,155,000	COMM Mortgage Trust, Series 2017- COR2, Class A3, 3.510%, 9/10/50	7,814,083
1,337,000	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.808%, 11/15/48	1,466,687
3,639,000	DBJPM 20-C9 Mortgage Trust, Series 2020-C9, Class A5, 1.926%, 9/15/53	3,514,801
2,228,000	Fannie Mae-Aces, Series 2019-M9, Class A2, 2.937%, 4/25/29	2,423,496
2,985,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2, 3.244%, 8/25/27	3,295,843
3,493,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/27(c)	3,846,671
7,569,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K099, Class A2, 2.595%, 9/25/29	8,025,888
3,386,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K153, Class A3, 3.117%, 10/25/31(c)	3,667,278
8,536,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3, 3.750%, 4/25/33	9,810,648

Principal
Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$6,005,010	FRESB Mortgage Trust, Series 2018-SB52, Class A10F, 3.460%, 6/25/28(c)	$6,362,783
203,020	GS Mortgage Securities Trust, Series 2010- C1, Class A2, 4.592%, 8/10/43(b)	203,303
2,673,000	GS Mortgage Securities Trust, Series 2010- C1, Class B, 5.148%, 8/10/43(b)	2,623,371
642,000	GS Mortgage Securities Trust, Series 2012- GCJ7, Class AS, 4.085%, 5/10/45	657,373
2,249,000	GS Mortgage Securities Trust, Series 2014- GC24, Class A5, 3.931%, 9/10/47	2,451,099
1,822,000	GS Mortgage Securities Trust, Series 2016- GS4, Class A4, 3.442%, 11/10/49(c)	1,985,330
6,706,000	GS Mortgage Securities Trust, Series 2020- GC47, Class A5, 2.377%, 5/12/53	6,715,168
3,564,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(b)(c)	3,615,998
3,600,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.805%, 7/15/47	3,884,062
1,497,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372%, 12/15/47	1,555,085
1,517,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648%, 12/15/49(c)	1,661,835
1,245,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	1,354,259
3,742,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 3/15/50	4,112,411
2,998,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.180%, 5/13/53	2,960,063
589,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	640,374
5,198,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	5,728,875
2,283,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.049%, 11/15/49	2,437,350
7,147,000	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.041%, 7/15/53	6,936,725
8,910,000	Morgan Stanley Capital I, Inc., Series 2017-HR2, Class A4, 3.587%, 12/15/50	9,758,176
9,850,000	Morgan Stanley Capital I, Inc., Series 2018-H3, Class A5, 4.177%, 7/15/51	11,017,339
2,812,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	3,106,835

Continued

47

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$8,591,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581%, 10/15/50	$9,393,380
4,724,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5, 2.448%, 6/15/53	4,749,741
11,346,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C57, Class A4, 2.118%, 8/15/53	11,046,622
445,966	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	445,578
9,146,020	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2, 3.431%, 6/15/45	9,338,495
1,337,000	WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	1,377,868
3,311,000	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	3,601,299
899,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	981,093
	Total Commercial Mortgage-Backed Securities (Cost $212,922,597)	217,424,610

CORPORATE BONDS — 42.9%
	Aerospace & Defense — 0.4%
2,814,000	L3Harris Technologies, Inc., 3.832%, 4/27/25	3,080,735
3,280,000	Raytheon Technologies Corp., 4.125%, 11/16/28	3,691,604
		6,772,339
	Automobiles — 1.0%
3,655,000	Daimler Finance North America, LLC, 1.450%, 3/2/26(b)	3,621,263
3,346,000	General Motors Financial Co., Inc., 2.750%, 6/20/25	3,491,583
2,382,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	2,611,724
2,954,000	Hyundai Capital America, 0.800%, 1/8/24(b)	2,928,074
2,614,000	Toyota Motor Credit Corp., MTN, 3.375%, 4/1/30	2,835,319
		15,487,963
	Banks — 7.3%
2,672,000	Australia & New Zealand Banking Group, Ltd., 2.950%, (5-Year Treasury Constant Maturity plus 1.29%), 7/22/30(b)(c)	2,761,539

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	Banks — (continued)
$9,181,000	Bank of America Corp., 3.419%, (LIBOR USD 3-Month plus 1.04%), 12/20/28(d)	$9,841,622
8,928,000	Bank of America Corp., MTN, 1.898%, (SOFR plus 1.53%), 7/23/31(d)	8,380,119
4,656,000	Bank of Montreal, Series E, 3.300%, 2/5/24	4,988,092
3,071,000	Barclays PLC, 4.338%, (LIBOR USD 3-Month plus 1.36%), 5/16/24(d)	3,288,239
3,951,000	BPCE SA, 2.375%, 1/14/25(b)	4,080,464
3,195,000	Capital One Financial Corp., 3.300%, 10/30/24	3,443,235
2,567,000	Citigroup, Inc., 2.976%, (SOFR plus 1.42%), 11/5/30(d)	2,656,863
3,073,000	Citigroup, Inc., 3.106%, (SOFR plus 2.84%), 4/8/26(d)	3,283,715
3,564,000	Citigroup, Inc., 4.412%, (SOFR plus 3.91%), 3/31/31(d)	4,051,704
3,482,000	Citizens Bank N.A., BKNT, 1.000%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(a)	3,507,764
3,172,000	Cooperatieve Rabobank UA, 3.950%, 11/9/22	3,339,733
3,336,000	First Citizens BancShares, Inc., 3.375%, (SOFR plus 2.47%), 3/15/30(d)	3,367,645
3,558,000	Huntington Bancshares, Inc., 2.625%, 8/6/24	3,754,923
5,066,000	JPMorgan Chase & Co., 2.083%, (SOFR plus 1.85%), 4/22/26(d)	5,201,158
9,286,000	JPMorgan Chase & Co., 4.452%, (LIBOR USD 3-Month plus 1.33%), 12/5/29(d)	10,630,514
3,010,000	Lloyds Banking Group PLC, 4.582%, 12/10/25	3,359,462
2,603,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	2,603,916
2,018,000	Macquarie Group, Ltd., 1.340%, (SOFR plus 1.07%), 1/12/27(b)(d)	1,979,220
4,305,000	Mitsubishi UFJ Financial Group, Inc., 3.761%, 7/26/23	4,609,242
3,039,000	PNC Financial Services Group, Inc. (The), 2.550%, 1/22/30	3,081,638
3,758,000	PNC Financial Services Group, Inc. (The), Series O, 6.750%, (LIBOR USD 3-Month plus 3.68%)(d)(e)	3,811,739
4,847,000	Sumitomo Mitsui Financial Group, Inc., 2.130%, 7/8/30	4,675,831
2,994,000	Toronto-Dominion Bank (The), 3.625%, (5 yr. Swap Semi 30/360 USD plus 2.21%), 9/15/31(c)	3,279,784
2,507,000	U.S. Bancorp, Series X, 3.150%, 4/27/27	2,713,056
1,194,000	Visa, Inc., 2.700%, 4/15/40	1,166,322
3,940,000	Wells Fargo & Co., MTN, 2.879%, (SOFR plus 1.43%), 10/30/30(d)	4,055,898

Continued

48

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	Banks — (continued)
$1,882,000	Westpac Banking Corp., GMTN, 4.322%, (USD Swap Rate 11:00 am NY 5 plus 2.24%), 11/23/31(c)	$2,077,790
		113,991,227
	Beverages — 0.7%
2,936,000	Anheuser-Busch Cos., LLC/Anheuser- Busch InBev Worldwide, Inc., 4.700%, 2/1/36	3,437,103
2,298,000	Anheuser-Busch InBev Worldwide, Inc., 5.800%, 1/23/59	3,106,795
2,819,000	Bacardi, Ltd., 4.450%, 5/15/25(b)	3,132,662
1,756,000	PepsiCo, Inc., 3.450%, 10/6/46	1,848,351
		11,524,911
	Capital Goods — 0.2%
3,080,000	Keysight Technologies, Inc., 4.550%, 10/30/24	3,436,687
	Capital Markets — 0.6%
3,818,000	Morgan Stanley, 2.188%, (SOFR plus 1.99%), 4/28/26(d)	3,943,398
2,912,000	Morgan Stanley, 3.971%, (LIBOR USD 3-Month plus 1.46%), 7/22/38(d)	3,247,714
2,358,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	2,581,210
		9,772,322
	Chemicals — 0.9%
3,186,000	Albemarle Corp., 5.450%, 12/1/44	3,666,462
3,659,000	FMC Corp., 3.450%, 10/1/29	3,849,457
3,620,000	LYB International Finance III, LLC, 4.200%, 5/1/50	3,880,103
2,796,000	Westlake Chemical Corp., 3.375%, 6/15/30	2,890,143
		14,286,165
	Commercial Services & Supplies — 0.6%
3,694,000	CoStar Group, Inc., 2.800%, 7/15/30(b)	3,609,010
2,998,000	Waste Connections, Inc., 3.500%, 5/1/29	3,230,267
446,000	Waste Management, Inc., 3.900%, 3/1/35	505,027
2,399,000	Waste Management, Inc., 4.100%, 3/1/45	2,701,111
		10,045,415
	Construction Materials — 0.2%
3,387,000	Vulcan Materials Co., 3.500%, 6/1/30	3,629,226
	Diversified Financial Services — 3.7%
6,540,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.450%, 10/1/25	7,102,285
2,481,000	Air Lease Corp., MTN, 2.875%, 1/15/26	2,573,240
3,830,000	Bain Capital Specialty Finance, Inc., 2.950%, 3/10/26	3,793,527
3,509,000	BlackRock, Inc., 1.900%, 1/28/31	3,391,308
4,224,000	Credit Suisse Group Funding Guernsey, Ltd., 3.800%, 9/15/22	4,399,326
5,343,000	Goldman Sachs BDC, Inc., 2.875%, 1/15/26	5,398,051
6,321,000	Goldman Sachs Group, Inc. (The), 3.500%, 4/1/25	6,845,821

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	Diversified Financial Services — (continued)
$2,281,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	$3,213,976
4,203,000	Goldman Sachs Group, Inc. (The), Series VAR, 1.093%, (SOFR plus 0.79%), 12/9/26(d)	4,116,679
3,491,000	IHS Markit, Ltd., 4.000%, 3/1/26(b)	3,843,591
2,088,000	Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.150%, 1/23/30	2,291,011
4,552,000	Owl Rock Capital Corp., 3.400%, 7/15/26	4,608,514
3,042,000	PayPal Holdings, Inc., 2.300%, 6/1/30	3,011,229
3,604,000	Stifel Financial Corp., 4.000%, 5/15/30	3,889,447
		58,478,005
	Diversified Telecommunication Services — 0.9%
2,228,000	CommScope, Inc., 5.500%, 3/1/24(b)	2,297,625
2,651,000	Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 4.738%, 3/20/25(b)	2,838,425
2,702,000	T-Mobile USA, Inc., 3.500%, 4/15/25(b)	2,916,566
2,240,000	Verizon Communications, Inc., 2.987%, 10/30/56(b)	1,970,182
2,805,000	Verizon Communications, Inc., 4.812%, 3/15/39	3,349,607
		13,372,405
	Electric Utilities — 1.7%
2,529,000	Berkshire Hathaway Energy Co., 3.700%, 7/15/30	2,800,399
2,929,000	CenterPoint Energy, Inc., 2.950%, 3/1/30	3,003,201
3,771,000	Dominion Energy, Inc., STEP, 3.071%, 8/15/24	4,015,680
3,857,000	Duke Energy Progress, LLC, 3.600%, 9/15/47	4,010,225
1,959,000	Entergy Louisiana, LLC, 4.200%, 9/1/48	2,199,638
2,834,000	Entergy Mississippi, LLC, 3.100%, 7/1/23	2,972,568
2,642,000	Florida Power & Light Co., 3.990%, 3/1/49	3,029,471
3,386,000	Indiana Michigan Power Co., Series K, 4.550%, 3/15/46	3,972,657
1,000,000	Korea East-West Power Co., Ltd., 1.750%, 5/6/25(b)	1,019,250
		27,023,089
	Electrical Equipment — 0.7%
2,216,000	General Electric Co., 3.625%, 5/1/30	2,382,473
3,446,000	General Electric Co., 4.250%, 5/1/40	3,799,559
1,261,000	Roper Technologies, Inc., 1.000%, 9/15/25	1,238,888
3,939,000	Vontier Corp., 2.950%, 4/1/31(b)	3,842,889
		11,263,809
	Energy Equipment & Services — 1.8%
1,509,000	Cheniere Corpus Christi Holdings, LLC, 3.700%, 11/15/29	1,589,429
1,919,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	2,452,209
1,557,000	Hess Corp., 7.875%, 10/1/29	2,010,820
2,990,000	Kinder Morgan, Inc., 4.300%, 6/1/25	3,337,810

Continued

49

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy Equipment & Services — (continued)
$2,964,000	Midwest Connector Capital Co., LLC, 3.900%, 4/1/24(b)	$3,059,205
3,496,000	MPLX L.P., 4.125%, 3/1/27	3,879,084
1,789,000	NRG Energy, Inc., 2.000%, 12/2/25(b)	1,788,901
228,000	NuStar Logistics L.P., 6.000%, 6/1/26	245,803
3,905,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/45	3,823,586
4,846,000	Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	5,539,218
		27,726,065
	Equity Real Estate Investment Trusts (REITS) — 3.8%
3,279,000	American Tower Trust, 3.652%, 3/23/28(b)	3,549,331
1,563,000	Brixmor Operating Partnership L.P., 4.050%, 7/1/30	1,682,467
3,723,000	Brixmor Operating Partnership L.P., 4.125%, 5/15/29	4,016,767
3,564,000	Federal Realty Investment Trust, 3.500%, 6/1/30	3,731,735
3,229,000	Hudson Pacific Properties L.P., 3.250%, 1/15/30	3,247,331
2,542,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	2,661,935
2,154,000	Lexington Realty Trust, 2.700%, 9/15/30	2,100,924
2,985,000	Ontario Teachers' Cadillac Fairview Properties Trust, 3.875%, 3/20/27(b)	3,271,798
3,541,000	Physicians Realty L.P., 4.300%, 3/15/27	3,895,105
2,673,000	Prologis L.P., 2.125%, 10/15/50	2,132,806
2,995,000	Public Storage, 3.385%, 5/1/29	3,266,485
2,374,000	Sabra Health Care L.P., 4.800%, 6/1/24	2,584,198
3,261,000	Scentre Group Trust 1/Scentre Group Trust 2, 4.375%, 5/28/30(b)	3,630,381
3,119,000	Spirit Realty L.P., 2.100%, 3/15/28	3,030,189
3,304,000	Spirit Realty L.P., 3.400%, 1/15/30	3,424,309
515,000	Starwood Property Trust, Inc., 5.000%, 12/15/21	522,081
1,428,000	STORE Capital Corp., 2.750%, 11/18/30	1,397,056
1,089,000	VEREIT Operating Partnership L.P., 2.850%, 12/15/32	1,053,719
3,374,000	VEREIT Operating Partnership L.P., 3.400%, 1/15/28	3,555,408
2,228,000	WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.750%, 9/17/44(b)	2,257,626
775,000	WEA Finance, LLC, 2.875%, 1/15/27(b)	769,960
3,581,000	Welltower, Inc., 2.750%, 1/15/31	3,558,980
		59,340,591
	Food & Staples Retailing — 1.0%
3,428,000	AbbVie, Inc., 4.875%, 11/14/48	4,141,977
4,164,000	CVS Health Corp., 2.700%, 8/21/40	3,824,869
483,000	CVS Health Corp., 3.700%, 3/9/23	512,574
3,007,000	CVS Health Corp., 4.300%, 3/25/28	3,413,848
736,000	Hershey Co. (The), 1.700%, 6/1/30	702,610

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	Food & Staples Retailing — (continued)
$2,891,000	Smithfield Foods, Inc., 5.200%, 4/1/29(b)	$3,315,152
		15,911,030
	Food, Beverage & Tobacco — 0.1%
1,159,000	PepsiCo, Inc., 4.450%, 4/14/46	1,399,176
	Gas Utilities — 0.3%
4,120,000	Sempra Energy, 3.800%, 2/1/38	4,419,019
	Health Care Equipment & Services — 0.4%
2,731,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	2,778,041
2,731,000	HCA, Inc., 5.000%, 3/15/24	3,038,433
		5,816,474
	Health Care Providers & Services — 0.2%
3,880,000	Anthem, Inc., 2.250%, 5/15/30	3,808,776
	Insurance — 3.3%
513,000	Alleghany Corp., 4.900%, 9/15/44	607,210
3,474,000	American International Group, Inc., 3.900%, 4/1/26	3,831,817
2,160,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	2,355,524
4,176,000	Athene Global Funding, 2.500%, 1/14/25(b)	4,324,327
1,660,000	Athene Holding, Ltd., 3.500%, 1/15/31	1,704,709
3,564,000	AXIS Specialty Finance, LLC, 3.900%, 7/15/29	3,827,534
2,598,000	Carlyle Finance, LLC, 5.650%, 9/15/48(b)	3,267,971
3,561,000	Fidelity National Financial, Inc., 3.400%, 6/15/30	3,714,152
2,388,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(b)	2,903,281
1,346,000	Loews Corp., 3.200%, 5/15/30	1,422,650
3,564,000	Meiji Yasuda Life Insurance Co., 5.200%, (5 yr. Swap Semi 30/360 USD plus 4.23%), 10/20/45(b)(c)	4,027,320
3,239,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/50(b)	3,390,100
7,698,000	Principal Life Global Funding II, 0.875%, 1/12/26(b)	7,472,769
3,355,000	Reinsurance Group of America, Inc., 3.900%, 5/15/29	3,675,208
1,826,000	Symetra Financial Corp., 4.250%, 7/15/24	1,982,090
1,887,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	2,784,034
		51,290,696
	IT Services — 0.5%
4,077,000	Fidelity National Information Services, Inc., 1.150%, 3/1/26	4,012,372
3,094,000	Fiserv, Inc., 3.200%, 7/1/26	3,335,108
		7,347,480
	Machinery — 0.2%
205,000	Colfax Corp., 6.000%, 2/15/24(b)	211,355

Continued

50

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	Machinery — (continued)
$3,131,000	Deere & Co., 3.750%, 4/15/50	$3,509,059
		3,720,414
	Media — 2.2%
2,114,000	Comcast Corp., 3.100%, 4/1/25	2,282,433
3,389,000	Comcast Corp., 3.700%, 4/15/24	3,700,944
3,688,000	Comcast Corp., 4.600%, 10/15/38	4,442,203
2,568,000	Discovery Communications, LLC, 3.625%, 5/15/30	2,746,231
2,802,000	Discovery Communications, LLC, 5.200%, 9/20/47	3,308,611
3,227,000	Interpublic Group of Cos., Inc. (The), 4.750%, 3/30/30	3,746,377
4,937,000	Time Warner Cable, LLC, 6.550%, 5/1/37	6,423,166
3,240,000	ViacomCBS, Inc., 4.200%, 5/19/32	3,631,756
3,498,000	ViacomCBS, Inc., 4.375%, 3/15/43	3,763,102
		34,044,823
	Metals & Mining — 0.9%
4,094,000	Anglo American Capital PLC, 5.375%, 4/1/25(b)	4,662,653
3,276,000	Nucor Corp., 2.979%, 12/15/55(b)	2,951,159
2,015,000	Southern Copper Corp., 3.500%, 11/8/22	2,097,671
1,076,000	Steel Dynamics, Inc., 2.400%, 6/15/25	1,121,037
3,119,000	Teck Resources, Ltd., 6.000%, 8/15/40	3,737,185
		14,569,705
	Multi-Utilities — 0.5%
2,027,000	CMS Energy Corp., 4.700%, 3/31/43	2,298,455
1,696,000	Progress Energy, Inc., 3.150%, 4/1/22	1,729,699
3,056,000	Puget Sound Energy, Inc., 4.223%, 6/15/48	3,414,508
		7,442,662
	Oil, Gas & Consumable Fuels — 2.2%
3,693,000	Aker BP ASA, 4.750%, 6/15/24(b)	3,787,297
3,448,000	Cenovus Energy, Inc., 5.375%, 7/15/25	3,873,541
2,131,000	Chevron USA, Inc., 5.050%, 11/15/44	2,695,909
4,185,000	Devon Energy Corp., 5.600%, 7/15/41	4,817,656
4,875,000	Diamondback Energy, Inc., 3.500%, 12/1/29	5,056,233
4,745,000	HollyFrontier Corp., 5.875%, 4/1/26	5,376,250
3,956,000	Ovintiv Exploration, Inc., 5.750%, 1/30/22	4,085,557
3,260,000	Pioneer Natural Resources Co., 1.900%, 8/15/30	3,028,841
2,100,000	Saudi Arabian Oil Co., 4.375%, 4/16/49(b)	2,270,334
		34,991,618
	Pharmaceuticals — 0.5%
1,866,000	Merck & Co., Inc., 3.900%, 3/7/39	2,120,248
2,559,000	SC Johnson & Son, Inc., 4.750%, 10/15/46(b)	3,101,249
3,240,000	Viatris, Inc., 2.700%, 6/22/30(b)	3,202,640
		8,424,137
	Road & Rail — 0.4%
2,334,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	2,892,650

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	Road & Rail — (continued)
$3,474,000	Kansas City Southern, 4.200%, 11/15/69	$3,585,093
		6,477,743
	Semiconductors & Semiconductor Equipment — 1.2%
4,994,000	Broadcom, Inc., 4.150%, 11/15/30	5,396,036
3,023,000	Intel Corp., 4.750%, 3/25/50	3,786,736
3,745,000	Lam Research Corp., 3.125%, 6/15/60	3,600,716
1,969,000	Microchip Technology, Inc., 3.922%, 6/1/21	1,980,381
1,213,000	NVIDIA Corp., 3.500%, 4/1/50	1,278,246
2,629,000	TSMC Global, Ltd., 1.375%, 9/28/30(b)	2,435,278
		18,477,393
	Software — 0.9%
2,503,000	Apple, Inc., 2.650%, 5/11/50	2,267,976
515,000	Dell International LLC/EMC Corp., 5.875%, 6/15/21(b)	515,644
3,275,000	Dell International, LLC/EMC Corp., 6.020%, 6/15/26(b)	3,875,464
2,709,000	Microsoft Corp., 2.675%, 6/1/60	2,476,612
2,402,000	Oracle Corp., 1.650%, 3/25/26	2,419,573
1,905,000	salesforce.com, Inc., 3.700%, 4/11/28	2,126,567
		13,681,836
	Specialty Retail — 1.7%
3,371,000	Advance Auto Parts, Inc., 1.750%, 10/1/27	3,309,500
4,003,000	Alimentation Couche-Tard, Inc., 3.550%, 7/26/27(b)	4,342,490
4,146,000	ERAC USA Finance, LLC, 4.200%, 11/1/46(b)	4,610,782
2,911,000	Home Depot, Inc. (The), 2.700%, 4/15/30	3,017,256
3,497,000	Lowe's Cos., Inc., 4.500%, 4/15/30	4,031,121
3,565,000	Starbucks Corp., 2.550%, 11/15/30	3,569,432
2,981,000	Target Corp., 3.375%, 4/15/29	3,256,612
		26,137,193
	Telecommunication Services — 1.1%
1,694,000	AT&T, Inc., 1.650%, 2/1/28	1,638,082
7,846,000	AT&T, Inc., 3.550%, 9/15/55(b)	7,164,772
4,293,000	AT&T, Inc., 3.850%, 6/1/60	4,091,013
3,961,000	Verizon Communications, Inc., 1.450%, 3/20/26	3,961,766
		16,855,633
	Textiles, Apparel & Luxury Goods — 0.1%
2,181,000	Ralph Lauren Corp., 1.700%, 6/15/22	2,215,542
	Tobacco — 0.7%
3,178,000	BAT Capital Corp., 4.540%, 8/15/47	3,191,446
3,355,000	BAT Capital Corp., 4.700%, 4/2/27	3,774,664
3,952,000	Philip Morris International, Inc., 2.100%, 5/1/30	3,809,943
		10,776,053
	Total Corporate Bonds (Cost $654,609,289)	673,957,622

Continued

51

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
MORTGAGE-BACKED SECURITIES — 18.3%
	Fannie Mae — 11.7%
$25,732	5.000%, 9/1/25, Pool #255892	$28,450
1,685,458	4.000%, 12/1/33, Pool #MA1689	1,860,718
1,038,402	4.000%, 6/1/34, Pool #MA1922	1,139,097
66,749	6.500%, 1/1/35, Pool #809198	78,368
963,349	4.000%, 3/1/35, Pool #MA2211	1,055,043
16,630	7.000%, 6/1/35, Pool #255820	19,432
36,987	6.500%, 3/1/36, Pool #866062	42,719
27,740	6.500%, 7/1/36, Pool #885493	31,137
412,892	5.500%, 8/1/37, Pool #995082	483,330
5,197,288	3.500%, 8/1/38, Pool #FM2472	5,500,180
214,075	4.500%, 10/1/39, Pool #AC2645	241,345
167,670	5.000%, 6/1/40, Pool #AD4927	191,125
149,431	5.000%, 6/1/40, Pool #AD8718	173,891
9,664,324	4.000%, 8/1/40, Pool #FM4673	10,608,976
15,482,979	1.500%, 12/1/40, Pool #MA4202	15,225,404
487,702	4.500%, 12/1/40, Pool #AH1100	549,793
190,419	4.500%, 3/1/41, Pool #AB2467	214,676
437,134	4.500%, 5/1/41, Pool #AI1023	493,544
259,391	4.500%, 11/1/41, Pool #AJ4994	292,431
363,210	4.500%, 12/1/41, Pool #AJ7696	409,845
783,527	3.500%, 6/1/42, Pool #AB5373	846,529
1,162,068	3.500%, 5/1/43, Pool #AL3605	1,266,909
792,964	3.500%, 5/1/43, Pool #AB9368	852,088
13,984,684	3.000%, 8/1/43, Pool #AL9500	14,911,254
1,525,423	3.500%, 8/1/43, Pool #AU0613	1,655,317
425,844	4.500%, 11/1/44, Pool #MA2100	476,906
1,105,310	4.500%, 1/1/45, Pool #MA2158	1,228,402
1,424,792	4.000%, 3/1/45, Pool #MA2217	1,567,429
1,360,040	4.000%, 6/1/46, Pool #MA2653	1,485,246
1,356,197	4.500%, 7/1/46, Pool #AS7568	1,492,117
1,667,523	4.000%, 11/1/46, Pool #MA2808	1,813,025
2,436,846	4.000%, 5/1/47, Pool #BE9598	2,636,838
2,135,562	4.000%, 8/1/47, Pool #BH5117	2,303,146
6,527,763	4.000%, 4/1/48, Pool #BM3900	7,040,209
3,480,292	5.000%, 8/1/48, Pool #CA2219	3,862,437
5,468,950	3.000%, 11/1/48, Pool #BM5822	5,736,261
10,532,532	3.500%, 10/1/49, Pool #CA4431	11,117,197
2,397,225	3.000%, 12/1/49, Pool #BO6225	2,501,047
11,996,193	3.000%, 3/1/50, Pool #FM2714	12,609,709
5,249,789	2.500%, 5/1/50, Pool #FM3287	5,389,456
9,539,603	2.000%, 7/1/50, Pool #CA6301	9,552,399
8,906,115	2.500%, 7/1/50, Pool #CA6307	9,169,018
10,860,201	2.000%, 8/1/50, Pool #CA6799	10,874,768
12,007,182	2.500%, 9/1/50, Pool #BQ0538	12,326,639
5,019,018	2.500%, 9/1/50, Pool #BQ2883	5,152,543
7,833,434	3.000%, 9/1/50, Pool #CA7051	8,256,885
7,256,299	3.000%, 10/1/50, Pool #CA7381	7,648,560
		182,411,838
	Freddie Mac — 6.6%
2,792	5.500%, 10/1/21, Pool #ZS5201	2,807
7,894	5.000%, 12/1/21, Pool #ZK0490	8,281
35,738	5.000%, 7/1/25, Pool #ZA1892	39,512
152,380	2.500%, 1/1/28, Pool #J22069	159,605
434,491	3.500%, 7/1/30, Pool #ZS8575	467,626

Principal
Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac — (continued)
$51,764	5.000%, 3/1/36, Pool #ZS4230	$60,224
1,678,720	4.000%, 4/1/36, Pool #ZA2413	1,841,584
2,334,522	3.500%, 6/1/36, Pool #ZA2414	2,521,100
14,524	5.000%, 7/1/36, Pool #ZS1139	16,887
1,398,077	3.500%, 8/1/36, Pool #ZA2425	1,509,885
152,662	6.500%, 9/1/36, Pool #ZS4257	179,841
3,454,780	3.500%, 11/1/36, Pool #ZA2439	3,676,349
49,949	5.000%, 2/1/37, Pool #ZI5759	58,118
2,531,722	4.000%, 5/1/37, Pool #C91938	2,756,485
59,576	4.500%, 10/1/39, Pool #A89346	66,381
173,755	5.000%, 6/1/40, Pool #C03479	200,804
538,498	5.000%, 7/1/40, Pool #A93070	626,865
55,629	5.000%, 9/1/40, Pool #C03518	64,039
8,384,681	2.000%, 12/1/40, Pool #RB5090	8,448,132
654,318	4.000%, 12/1/42, Pool #ZS3671	724,487
480,173	3.500%, 5/1/43, Pool #Q18305	519,021
318,274	4.000%, 5/1/44, Pool #V81186	352,338
152,354	4.000%, 7/1/44, Pool #ZS4573	167,038
185,809	4.000%, 9/1/44, Pool #Q28299	205,712
3,257,206	3.500%, 1/1/45, Pool #Q30876	3,515,156
3,237,826	3.500%, 5/1/46, Pool #ZS4663	3,488,839
883,254	4.000%, 8/1/46, Pool #ZS4673	961,927
2,136,667	3.500%, 9/1/46, Pool #ZS4678	2,287,302
4,454,861	3.500%, 9/1/47, Pool #Q50962	4,732,062
1,059,102	3.500%, 1/1/48, Pool #Q53640	1,124,599
1,160,700	4.000%, 2/1/48, Pool #ZT1639	1,252,976
1,033,351	4.000%, 6/1/48, Pool #G67713	1,134,559
10,282,846	2.500%, 11/1/49, Pool #QA4396	10,555,576
5,320,086	3.000%, 11/1/49, Pool #QA4336	5,584,970
5,649,595	3.500%, 6/1/50, Pool #RA2794	5,989,005
15,373,216	2.500%, 7/1/50, Pool #RA2970	15,822,384
8,192,493	2.000%, 8/1/50, Pool #RA3328	8,178,648
14,796,060	2.500%, 11/1/50, Pool #QB5838	15,229,495
		104,530,619
	Ginnie Mae — 0.0%
97,713	5.000%, 2/15/40, Pool #737037	113,798
	Total Mortgage-Backed Securities (Cost $286,405,555)	287,056,255
MUNICIPAL BONDS — 4.9%
	Alabama — 0.2%
2,675,000	Alabama Economic Settlement Authority, Economic Imports, Taxable BP - Settlement Revenue, Series B, 4.263%, 9/15/32	3,006,807
	California — 1.0%
4,060,000	California Health Facilities Financing Authority, Taxable Senior Social Bonds, Health Care Facilities Revenue Bonds, 1.679%, 6/1/28	4,025,815

Continued

52

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	California — (continued)
$2,675,000	Municipal Improvement Corp. of Los Angeles, Advance Refunding Revenue Bonds, Series A, 1.448%, 11/1/27	$2,611,094
2,230,000	Municipal Improvement Corp. of Los Angeles, Advance Refunding Revenue Bonds, Series A, 1.648%, 11/1/28	2,155,139
3,145,000	San Diego County Water Authority, Taxable Green Bonds, Advance Refunding Revenue Bonds, Series A, 1.431%, 5/1/29	3,038,321
2,370,000	San Diego County Water Authority, Taxable Green Bonds, Advance Refunding Revenue Bonds, Series A, 1.531%, 5/1/30	2,278,376
1,145,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	1,836,191
		15,944,936
	Florida — 0.2%
1,905,000	Reedy Creek Improvement District, Advance Refunding, Taxable Revenue Bonds, G.O., Series A, 2.147%, 6/1/29	1,933,727
1,810,000	Reedy Creek Improvement District, Advance Refunding, Taxable Revenue Bonds, G.O., Series A, 2.197%, 6/1/30	1,820,534
		3,754,261
	Illinois — 0.8%
7,155,000	Sales Tax Securitization Corp., Second Lien, Current Refunding, Taxable Revenue Bonds, Series B, 3.057%, 1/1/34	7,344,178
1,605,000	State of Illinois, Public Improvements, Taxable Building Revenue, 3.481%, 6/15/26	1,690,980
2,790,000	State of Illinois, Public Improvements, Taxable Revenue, Series B, 2.620%, 6/15/26	2,822,727
		11,857,885
	Massachusetts — 0.2%
2,940,000	Massachusetts School Building Authority, Taxable Senior Social Bonds, Advance Refunding Revenue Bonds, Series B, 1.134%, 8/15/26	2,932,327
	New Jersey — 0.1%
2,120,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Taxable, Series C, 4.521%, 6/15/21	2,134,479

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	New York — 1.0%
$4,630,000	Metropolitan Transportation Authority, Taxable Green Bonds, Green Purpose Revenue Bonds, Series C2, 5.175%, 11/15/49	$5,735,135
2,695,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Taxable Revenue, Callable 2/1/27 @ 100, 3.330%, 2/1/28	2,917,957
7,130,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Taxable Revenue, Sub Series B3, Callable 11/1/29 @ 100, 3.000%, 11/1/33	7,416,341
		16,069,433
	North Carolina — 0.2%
2,317,000	Duke University, 3.299%, 10/1/46	2,431,312
	Pennsylvania — 0.5%
2,320,000	City of Pittsburgh, PA, Refunding, Taxable Revenue Bonds, G.O., Series B, 1.189%, 9/1/26	2,307,031
3,898,000	Lehigh University, 3.479%, 11/15/46	4,004,791
2,015,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,016,914
		8,328,736
	Texas — 0.6%
1,580,000	Dallas Area Rapid Transit, Advance Refunding, Taxable Revenue Bonds, Series C, Callable 12/1/29 @ 100, 1.846%, 12/1/30	1,565,796
4,605,000	Tarrant Regional Water District, Advance Refunding Revenue Bonds, Series S, 1.450%, 9/1/29	4,488,816
2,535,000	Texas Public Finance Authority, Public Facilities, Taxable Revenue Bonds, 1.120%, 2/1/26	2,532,439
		8,587,051
	Wisconsin — 0.1%
1,910,000	State of Wisconsin, Current Refunding, Taxable Revenue Bonds, Series A, 2.196%, 5/1/27	1,990,927
	Total Municipal Bonds (Cost $75,964,180)	77,038,154
U.S. TREASURY NOTES — 2.0%
9,801,000	2.000%, 5/31/21	9,832,169
8,019,000	1.875%, 2/28/22	8,148,369
13,477,300	1.625%, 5/15/26	13,913,206
	Total U.S. Treasury Notes (Cost $32,150,366)	31,893,744

Continued

53

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 1.1%
17,215,532	Federated Treasury Obligations Fund, Institutional Shares, 0.01%(f)	$17,215,532
	Total Money Market Fund (Cost $17,215,532)	17,215,532
Total Investments — 100.1% (Cost $1,542,837,308)		1,572,444,931
Net Other Assets (Liabilities) — (0.1)%		(1,747,620)
NET ASSETS — 100.0%		$1,570,697,311

(a)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2021. The maturity date reflected is the final maturity date.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2021. The maturity date reflected is the final maturity date.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Represents the current yield as of report date.

BKNT	Bank Note
GMTN	Global Medium Term Note
G.O.	General Obligation
MTN	Medium Term Note
STEP	Step Coupon Bond

Continued

54

Sterling Capital Corporate Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
CORPORATE BONDS — 94.6%
	Aerospace & Defense — 0.5%
$34,000	Raytheon Technologies Corp., 4.125%, 11/16/28	$38,267
	Airlines — 0.5%
39,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.500%, 4/20/26(a)	40,658
	Automobiles — 2.4%
53,000	Advance Auto Parts, Inc., 1.750%, 10/1/27	52,033
42,000	Ford Motor Co., 8.500%, 4/21/23	46,830
86,000	General Motors Financial Co., Inc., 2.750%, 6/20/25	89,742
		188,605
	Banks — 19.2%
200,000	Australia & New Zealand Banking Group, Ltd., 2.950%, (5-Year Treasury Constant Maturity plus 1.29%), 7/22/30(a)(b)	206,702
144,000	Bank of America Corp., 3.419%, (LIBOR USD 3-Month plus 1.04%), 12/20/28(c)	154,362
111,000	Capital One Financial Corp., 3.200%, 2/5/25	118,292
119,000	Citigroup, Inc., 4.412%, (SOFR plus 3.91%), 3/31/31(c)	135,284
21,000	Citigroup, Inc., Series U, 5.000%, (SOFR plus 3.81%)(c)(d)	21,636
132,000	JPMorgan Chase & Co., 4.452%, (LIBOR USD 3-Month plus 1.33%), 12/5/29(c)	151,112
200,000	Lloyds Banking Group PLC, 4.582%, 12/10/25	223,220
151,000	Morgan Stanley, MTN, 3.622%, (SOFR plus 3.12%), 4/1/31(c)	163,753
135,000	PNC Financial Services Group, Inc. (The), Series O, 6.750%, (LIBOR USD 3-Month plus 3.68%)(c)(d)	136,931
72,000	Sumitomo Mitsui Financial Group, Inc., 3.364%, 7/12/27	78,023
60,000	Toronto-Dominion Bank (The), 3.625%, (5 yr. Swap Semi 30/360 USD plus 2.21%), 9/15/31(b)	65,727
58,000	Wells Fargo & Co., MTN, 3.550%, 9/29/25	63,195
		1,518,237
	Beverages — 0.8%
60,000	Anheuser-Busch Cos., LLC/Anheuser- Busch InBev Worldwide, Inc., 3.650%, 2/1/26	65,942
	Capital Goods — 0.9%
60,000	Keysight Technologies, Inc., 4.550%, 10/30/24	66,948
	Chemicals — 2.7%
70,000	Kraton Polymers, LLC/Kraton Polymers Capital Corp., 4.250%, 12/15/25(a)	70,263
43,000	NOVA Chemicals Corp., 5.250%, 6/1/27(a)	45,123

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	Chemicals — (continued)
$40,000	Tronox, Inc., 4.625%, 3/15/29(a)	$40,050
54,000	Westlake Chemical Corp., 3.600%, 8/15/26	58,343
		213,779
	Commercial Services & Supplies — 2.1%
51,000	IHS Markit, Ltd., 4.000%, 3/1/26(a)	56,151
36,000	Waste Connections, Inc., 3.500%, 5/1/29	38,789
65,000	WPP Finance 2010, 3.625%, 9/7/22	67,770
		162,710
	Diversified Financial Services — 13.3%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.450%, 10/1/25	162,897
100,000	Air Lease Corp., 3.500%, 1/15/22	102,257
97,000	Ares Finance Co., LLC, 4.000%, 10/8/24(a)	103,361
120,000	Avolon Holdings Funding, Ltd., 3.625%, 5/1/22(a)	122,368
103,000	Goldman Sachs BDC, Inc., 2.875%, 1/15/26	104,061
179,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/25	199,809
60,000	Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.850%, 1/15/27	68,990
59,000	KKR Group Finance Co. VI, LLC, 3.750%, 7/1/29(a)	65,168
69,000	Owl Rock Capital Corp., 3.400%, 7/15/26	69,857
50,000	Stifel Financial Corp., 4.000%, 5/15/30	53,960
		1,052,728
	Diversified Telecommunication Services — 2.1%
88,000	AT&T, Inc., 2.550%, 12/1/33(a)	83,425
75,000	Verizon Communications, Inc., 4.016%, 12/3/29	83,792
		167,217
	Electric Utilities — 3.3%
54,000	CenterPoint Energy, Inc., 2.950%, 3/1/30	55,368
90,000	Dominion Energy, Inc., STEP, 3.071%, 8/15/24	95,839
57,000	NRG Energy, Inc., 2.000%, 12/2/25(a)	56,997
55,000	Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.500%, 8/15/28(a)	55,894
		264,098
	Energy Equipment & Services — 4.1%
62,000	Energy Transfer Operating L.P., 4.050%, 3/15/25	66,968
60,000	Genesis Energy L.P./Genesis Energy Finance Corp., 8.000%, 1/15/27	60,751
51,000	Hess Corp., 7.875%, 10/1/29	65,865
59,000	Midwest Connector Capital Co., LLC, 3.900%, 4/1/24(a)	60,895
10,000	NuStar Logistics L.P., 5.750%, 10/1/25	10,705

See accompanying Notes to the Financial Statements.

55

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy Equipment & Services — (continued)
$50,000	Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	$57,153
		322,337
	Entertainment — 0.5%
15,000	Live Nation Entertainment, Inc., 4.750%, 10/15/27(a)	15,112
22,000	Mattel, Inc., 3.750%, 4/1/29(a)	22,260
		37,372
	Equity Real Estate Investment Trusts (REITS) — 14.1%
157,000	American Tower Trust, 3.652%, 3/23/28(a)	169,944
52,000	Crown Castle International Corp., 3.300%, 7/1/30	54,290
52,000	Federal Realty Investment Trust, 3.500%, 6/1/30	54,447
61,000	Healthcare Realty Trust, Inc., 3.625%, 1/15/28	65,523
11,000	iStar, Inc., 4.750%, 10/1/24	11,445
44,000	iStar, Inc., 5.500%, 2/15/26	44,770
118,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	123,567
112,000	Physicians Realty L.P., 4.300%, 3/15/27	123,200
128,000	Sabra Health Care L.P., 4.800%, 6/1/24	139,333
64,000	Spirit Realty L.P., 3.400%, 1/15/30	66,331
56,000	Starwood Property Trust, Inc., 5.500%, 11/1/23(a)	58,520
200,000	WEA Finance, LLC, 2.875%, 1/15/27(a)	198,700
		1,110,070
	Food Products — 1.2%
30,000	Albertsons Cos., Inc./Safeway, Inc./ New Albertsons L.P./Albertsons, LLC, 3.500%, 3/15/29(a)	28,549
57,000	Smithfield Foods, Inc., 5.200%, 4/1/29(a)	65,363
		93,912
	Health Care Providers & Services — 1.0%
71,000	HCA, Inc., 5.000%, 3/15/24	78,993
	Hotels, Restaurants & Leisure — 1.2%
50,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(a)	48,530
45,000	Prime Security Services Borrower, LLC/
	Prime Finance, Inc., 6.250%, 1/15/28(a)	46,845
		95,375
	Insurance — 6.7%
160,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	174,483
81,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/1/25(a)	92,554
96,000	Radian Group, Inc., 4.875%, 3/15/27	100,680
55,000	RenaissanceRe Finance, Inc., 3.450%, 7/1/27	59,378

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	Insurance — (continued)
$93,000	Symetra Financial Corp., 4.250%, 7/15/24	$100,950
		528,045
	Internet & Direct Marketing Retail — 1.0%
80,000	Arches Buyer, Inc., 4.250%, 6/1/28(a)	79,856
	IT Services — 0.5%
38,000	Fiserv, Inc., 2.750%, 7/1/24	40,152
	Media — 4.1%
59,000	Charter Communications Operating, LLC/ Charter Communications Operating Capital, 4.200%, 3/15/28	65,060
56,000	Comcast Corp., 1.950%, 1/15/31	53,820
53,000	Discovery Communications, LLC, 3.950%, 3/20/28	57,864
69,000	Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.250%, 6/15/25(a)	72,968
70,000	ViacomCBS, Inc., 3.875%, 4/1/24	75,388
		325,100
	Metals & Mining — 1.3%
44,000	Freeport-McMoRan, Inc., 4.125%, 3/1/28	46,253
50,000	Nucor Corp., 3.950%, 5/1/28	55,670
		101,923
	Multi-Utilities — 2.4%
53,000	Entergy Louisiana, LLC, 4.440%, 1/15/26	59,333
66,000	Progress Energy, Inc., 3.150%, 4/1/22	67,311
56,000	Sempra Energy, 3.550%, 6/15/24	60,137
		186,781
	Oil, Gas & Consumable Fuels — 2.7%
33,000	Antero Resources Corp., 8.375%, 7/15/26(a)	36,383
63,000	Diamondback Energy, Inc., 3.500%, 12/1/29	65,342
60,000	HollyFrontier Corp., 5.875%, 4/1/26	67,982
42,000	WPX Energy, Inc., 5.875%, 6/15/28	46,292
		215,999
	Pharmaceuticals — 0.8%
60,000	AbbVie, Inc., 3.600%, 5/14/25	65,367
	Semiconductors & Semiconductor Equipment — 1.7%
60,000	Broadcom, Inc., 4.150%, 11/15/30	64,830
65,000	ON Semiconductor Corp., 3.875%, 9/1/28(a)	66,862
		131,692
	Software — 0.1%
5,000	Twilio, Inc., 3.625%, 3/15/29	5,062
	Specialty Retail — 2.8%
51,000	ERAC USA Finance, LLC, 3.800%, 11/1/25(a)	56,018

Continued

56

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	Specialty Retail — (continued)
$106,000	Match Group Holdings II, LLC, 4.125%, 8/1/30(a)	$106,298
55,000	Starbucks Corp., 2.550%, 11/15/30	55,068
		217,384
	Tobacco — 0.5%
40,000	BAT Capital Corp., 3.557%, 8/15/27	42,506
	Trading Companies & Distributors — 0.1%
11,000	H&E Equipment Services, Inc., 3.875%, 12/15/28(a)	10,697
	Total Corporate Bonds (Cost $7,193,523)	7,467,812
Shares
PREFERRED STOCKS — 2.2%
	Equity Real Estate Investment Trusts (REITS) — 0.7%
2,189	Public Storage, 4.900%	56,563
	Trading Companies & Distributors — 1.5%
3,900	WESCO International, Inc., 10.625%	120,042
	Total Preferred Stocks (Cost $158,441)	176,605
MONEY MARKET FUND — 2.5%
197,415	Federated Treasury Obligations Fund, Institutional Shares, 0.01%(e)	197,415
	Total Money Market Fund (Cost $197,415)	197,415
Total Investments — 99.3% (Cost $7,549,379)		7,841,832
Net Other Assets (Liabilities) — 0.7%		56,771
NET ASSETS — 100.0%		$7,898,603

(a)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2021. The maturity date reflected is the final maturity date.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Represents the current yield as of report date.

MTN	Medium Term Note

STEP	Step Coupon Bond

Continued

57

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
ASSET BACKED SECURITIES — 19.1%
$330,479	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 0.809%, (LIBOR USD 1-Month plus 0.70%), 12/25/35(a)	$330,370
230,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/24	235,850
293,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class B, 3.130%, 2/18/25	301,424
351,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.740%, 4/18/25	364,454
225,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class B, 0.760%, 12/18/25	225,371
31,353	Argent Securities, Inc. Asset-Backed Pass- Through Certificates, Series 2005-W3, Class A2D, 0.789%, (LIBOR USD 1-Month plus 0.68%), 11/25/35(a)	31,315
316,595	ARI Fleet Lease Trust, Series 2018-A, Class A3, 2.840%, 10/15/26(b)	319,365
500,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	515,858
300,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	312,262
31,969	Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class M2, 1.684%, (LIBOR USD 1-Month plus 1.58%), 12/25/34(a)	32,064
355,000	Capital Auto Receivables Asset Trust, Series 2018-1, Class B, 3.090%, 8/22/22(b)	357,861
48,588	Chesapeake Funding II, LLC, Series 2018- 3A, Class A1, 3.390%, 1/15/31(b)	49,809
450,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	616,025
7,820	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 4.962%, 6/25/37	7,952
66,337	Encore Credit Receivables Trust, Series 2005-4, Class M2, 0.769%, (LIBOR USD 1-Month plus 0.66%), 1/25/36(a)	66,324
305,854	Enterprise Fleet Financing, LLC, Series 2019-2, Class A2, 2.290%, 2/20/25(b)	310,472
350,000	Ford Credit Auto Owner Trust 2020- REV1, Series 2020-1, Class A, 2.040%, 8/15/31(b)	362,263
480,000	Ford Credit Auto Owner Trust 2020- REV2, Series 2020-2, Class A, 1.060%, 4/15/33(b)	475,540
145,000	GreatAmerica Leasing Receivables Funding, LLC, Series 2021-1, Class A4, 0.550%, 12/15/26(b)	143,672

Principal
Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$35,315	GSAMP Trust, Series 2006-SEA1, Class M1, 0.859%, (LIBOR USD 1-Month plus 0.75%), 5/25/36(a)(b)	$35,277
111,612	Home Equity Asset Trust, Series 2005- 7, Class M1, 0.784%, (LIBOR USD 1-Month plus 0.68%), 1/25/36(a)	111,487
42,132	Home Equity Asset Trust, Series 2005- 8, Class M1, 0.754%, (LIBOR USD 1-Month plus 0.65%), 2/25/36(a)	42,089
120,877	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 0.814%, (LIBOR USD 1-Month plus 0.71%), 6/25/35(a)	120,867
11,950	New Century Home Equity Loan Trust, Series 2005-4, Class M2, 0.874%, (LIBOR USD 1-Month plus 0.77%), 9/25/35(a)	12,089
115,753	Park Place Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005- WHQ2, Class M2, 0.799%, (LIBOR USD 1-Month plus 0.69%), 5/25/35(a)	115,851
116,190	Park Place Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005- WCW3, Class M1, 0.829%, (LIBOR USD 1-Month plus 0.72%), 8/25/35(a)	116,236
375,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.960%, 11/15/24	377,232
400,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class B, 0.690%, 3/17/25	401,223
300,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class B, 0.730%, 3/17/25	301,286
221,111	Saxon Asset Securities Trust, Series 2004- 3, Class M1, 1.009%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(a)	219,898
500,000	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/46(b)	514,527
93,681	U.S. Small Business Administration, Series 2010-20D, Class 1, 4.360%, 4/1/30	101,632
	Total Asset Backed Securities (Cost $7,342,926)	7,527,945

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.2%
78,889	Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	81,354
41,813	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	42,683
9,864	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	9,850
44,387	Countrywide Home Loan Mortgage Pass- Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	44,959

See accompanying Notes to the Financial Statements.

58

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$79,626	Credit Suisse First Boston Mortgage- Backed Pass-Through Certificates, Series 2004-1, Class 2A1, 6.500%, 2/25/34	$81,772
192,600	Fannie Mae, Series 2003-21, Class OW, 4.000%, 3/25/33	211,265
62,475	Fannie Mae, Series 2003-19, Class AR, 5.500%, 3/25/33	71,172
463,314	Fannie Mae, Series 2011-74, Class QM, 4.500%, 11/25/40	489,782
380,000	Fannie Mae, Series 2011-131, Class PB, 4.500%, 12/25/41	433,153
585,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	618,738
44,520	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(b)(c)	45,314
195,000	Freddie Mac, Series 4097, Class CU, 1.500%, 8/15/27	195,196
428,188	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	464,834
105,749	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	121,187
277,000	Freddie Mac, Series 4160, Class HH, 2.500%, 12/15/32	279,130
163,272	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	184,199
259,751	Freddie Mac, Series 3816, Class HM, 4.500%, 5/15/40	285,175
500,000	Freddie Mac, Series 3714, Class PB, 4.750%, 8/15/40	582,142
29,938	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	31,489
200,000	Freddie Mac, Series 3815, Class TB, 4.500%, 2/15/41	227,952
75,507	Freddie Mac, Series 4293, Class MH, 3.000%, 12/15/41	80,328
400,000	Freddie Mac, Series 3989, Class JW, 3.500%, 1/15/42	430,625
231,445	Freddie Mac, Series 4173, Class NB, 3.000%, 3/15/43	247,176
500,000	Freddie Mac, Series 4650, Class BC, 3.500%, 5/15/43	522,877
181,078	Freddie Mac, Series 4508, Class UZ, 3.000%, 7/15/43	180,466
369,759	Freddie Mac Strips, Series 219, Class PO, 3/1/32	348,693
29,559	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b) (c)	29,724
55,346	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(b) (c)	55,942
80,805	Ginnie Mae, Series 2004-69, Class GC, 5.500%, 4/20/34	92,229

Principal
Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$21,162	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	$21,704
182,540	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	186,564
30,678	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	28,315
25,568	RBSGC Mortgage Loan Trust, Series 2007- B, Class 3A1, 4.166%, 7/25/35(c)	25,659
	Total Collateralized Mortgage Obligations (Cost $6,466,292)	6,751,648

COMMERCIAL MORTGAGE-BACKED SECURITIES — 25.3%
500,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(c)	545,769
365,000	Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4, 4.371%, 9/10/46(c)	394,976
300,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class AS, 4.544%, 11/10/46	322,494
427,241	COMM 2012-CCRE1 Mortgage Trust, Series 2012-CR1, Class A3, 3.391%, 5/15/45	434,028
75,000	COMM 2013-CCRE11 Mortgage Trust, Series 2013-CR11, Class A4, 4.258%, 8/10/50	80,951
75,000	COMM 2013-CCRE13 Mortgage Trust, Series 2013-CR13, Class A4, 4.194%, 11/10/46(c)	81,315
75,000	COMM Mortgage Trust, Series 2012-CR1, Class AM, 3.912%, 5/15/45	76,576
317,811	COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	324,651
520,000	COMM Mortgage Trust, Series 2014- UBS2, Class A5, 3.961%, 3/10/47	561,350
180,000	COMM Mortgage Trust, Series 2014- UBS4, Class A5, 3.694%, 8/10/47	194,270
250,000	COMM Mortgage Trust, Series 2017- COR2, Class A3, 3.510%, 9/10/50	273,029
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48	545,336
428,338	FRESB Mortgage Trust, Series 2017-SB36, Class A10F, 2.880%, 7/25/27(c)	437,514
175,000	GS Mortgage Securities Trust, Series 2010- C1, Class B, 5.148%, 8/10/43(b)	171,751
550,000	GS Mortgage Securities Trust, Series 2012- GCJ7, Class AS, 4.085%, 5/10/45	563,170
300,000	GS Mortgage Securities Trust, Series 2013- GC14, Class A5, 4.243%, 8/10/46	322,347
85,000	GS Mortgage Securities Trust, Series 2014- GC24, Class A5, 3.931%, 9/10/47	92,638

Continued

59

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$500,000	GS Mortgage Securities Trust, Series 2016- GS4, Class A4, 3.442%, 11/10/49(c)	$544,822
272,000	GS Mortgage Securities Trust, Series 2020- GC47, Class A5, 2.377%, 5/12/53	272,372
250,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(b)(c)	253,647
500,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.805%, 7/15/47	539,453
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	108,722
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	551,065
36,433	Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661%, 6/15/44(b)	36,762
511,654	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.091%, 8/10/49	525,654
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	331,455
35,730	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	35,699
144,815	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902%, 6/15/44(b)(c)	145,416
164,923	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.667%, 11/15/44	166,068
350,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2, 3.431%, 6/15/45	357,366
200,000	WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	206,113
162,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.875%, 12/15/45	166,978
84,695	WFRBS Commercial Mortgage Trust, Series 2013-UBS1, Class A4, 4.079%, 3/15/46(c)	90,972
164,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	178,976
	Total Commercial Mortgage-Backed Securities (Cost $9,793,628)	9,933,705

Principal
Amount		Fair Value
CORPORATE BONDS — 1.7%
	Diversified Telecommunication Services — 1.0%
$350,000	Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 4.738%, 3/20/25(b)	$374,745
	Equity Real Estate Investment Trusts (REITS) — 0.7%
250,000	American Tower Trust, 3.652%, 3/23/28(b)	270,611
	Total Corporate Bonds (Cost $617,472)	645,356
MORTGAGE-BACKED SECURITIES — 38.1%
	Fannie Mae — 24.0%
498,719	3.590%, 1/1/24, Pool #BL1146	514,770
208,290	3.000%, 1/1/31, Pool #BA6574	220,138
524,071	4.500%, 3/1/34, Pool #CA3294	577,171
441,634	2.500%, 11/1/35, Pool #CA7939	459,588
89,546	5.500%, 6/1/38, Pool #984277	105,175
48,499	5.500%, 8/1/38, Pool #995072	57,021
64,749	4.500%, 9/1/39, Pool #AC1830	72,604
57,694	4.500%, 10/1/40, Pool #AE4855	65,038
113,693	3.500%, 2/1/41, Pool #AH5646	123,673
177,196	4.000%, 3/1/41, Pool #AH4008	194,904
46,641	4.500%, 6/1/41, Pool #AC9298	52,006
153,656	5.000%, 7/1/41, Pool #AI5595	177,880
215,155	4.000%, 9/1/41, Pool #AJ1717	238,189
202,548	3.500%, 6/1/42, Pool #AB5373	218,835
58,424	4.500%, 10/1/44, Pool #MA2066	64,787
187,983	4.000%, 12/1/44, Pool #MA2127	206,801
205,134	4.500%, 1/1/45, Pool #MA2158	227,979
213,119	3.500%, 3/1/45, Pool #AS4552	229,426
253,660	4.000%, 10/1/45, Pool #AL7487	277,342
170,251	4.000%, 11/1/46, Pool #MA2808	185,107
168,864	3.000%, 2/1/47, Pool #BE2329	177,947
136,745	4.000%, 5/1/47, Pool #BE9598	147,968
125,653	4.500%, 11/1/47, Pool #BM3286	139,490
246,808	3.500%, 12/1/47, Pool #CA0833	262,059
152,879	4.500%, 5/1/48, Pool #CA1711	166,868
211,861	3.500%, 9/1/49, Pool #BJ9608	223,626
435,727	3.500%, 6/1/50, Pool #CA6097	463,190
471,317	2.500%, 7/1/50, Pool #CA6307	485,230
438,295	3.000%, 7/1/50, Pool #CA6421	459,565
416,703	3.000%, 7/1/50, Pool #CA6422	436,930
480,594	2.500%, 8/1/50, Pool #FM4055	493,283
533,141	3.000%, 9/1/50, Pool #CA7051	561,961
595,212	2.500%, 10/1/50, Pool #FM4702	613,515
468,890	2.500%, 10/1/50, Pool #FM4530	481,271
		9,381,337
	Freddie Mac — 10.3%
447,599	3.000%, 5/1/29, Pool #G18512	473,214
74,657	4.000%, 11/1/32, Pool #ZS8993	81,844
326,458	3.500%, 5/1/35, Pool #C91829	352,735
237,140	4.000%, 5/1/37, Pool #ZA2461	258,116
30,508	5.500%, 10/1/39, Pool #A89387	35,437

Continued

60

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac — (continued)
$52,001	5.000%, 4/1/40, Pool #A91812	$60,534
98,676	5.500%, 4/1/40, Pool #C03467	112,109
44,911	5.000%, 8/1/40, Pool #C03491	52,281
116,656	4.000%, 11/1/40, Pool #A94742	129,235
120,394	4.000%, 12/1/40, Pool #A95447	132,755
241,994	3.500%, 8/1/42, Pool #Q10324	261,930
353,099	3.500%, 3/1/43, Pool #U99045	385,382
271,153	3.500%, 1/1/45, Pool #Q30876	292,627
222,908	3.500%, 3/1/45, Pool #U99124	243,288
168,252	3.000%, 1/1/46, Pool #G08686	177,023
190,804	4.000%, 4/1/46, Pool #Q40048	207,503
168,423	3.500%, 12/1/47, Pool #Q52955	178,858
410,880	2.500%, 11/1/49, Pool #QA4396	421,777
241,942	3.000%, 1/1/50, Pool #QA6230	252,627
		4,109,275
	Ginnie Mae — 0.0%
11,920	4.000%, 12/20/40, Pool #755678	13,129
	UMBS (TBA) — 3.8%
1,500,000	2.000%, 4/1/51	1,495,576
	Total Mortgage-Backed Securities (Cost $14,704,954)	14,999,317

Shares
MONEY MARKET FUND — 1.6%
647,336	Federated Treasury Obligations Fund, Institutional Shares, 0.01%(d)	647,336
	Total Money Market Fund (Cost $647,336)	647,336
Total Investments — 103.0% (Cost $39,572,608)		40,505,307
Net Other Assets (Liabilities) — (3.0)%		(1,174,679)
NET ASSETS — 100.0%		$39,330,628

(a)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2021. The maturity date reflected is the final maturity date.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2021. The maturity date reflected is the final maturity date.
(d)	Represents the current yield as of report date.

STEP	Step Coupon Bond
TBA	To Be Announced

Continued

61

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — 97.7%
	North Carolina — 97.7%
$1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/24	$1,054,470
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,053,640
1,000,000	Broad River Water Authority, Water System Refunding Revenue, 5.000%, 6/1/24	1,140,540
1,475,000	Buncombe County, NC, Advance Refunding Revenue Limited Obligation, Callable 6/1/25 @ 100, 5.000%, 6/1/28	1,728,405
1,175,000	Buncombe County, NC, School Improvements, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/29	1,336,962
1,025,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/39	1,164,226
1,010,000	Cape Fear Public Utility Authority, Advance Refunding Revenue Bonds, 5.000%, 8/1/25	1,202,728
1,895,000	Cape Fear Public Utility Authority, Refunding Revenue Bonds, Series A, Callable 8/1/29 @ 100, 4.000%, 8/1/38	2,239,909
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,498,069
1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/31	1,132,390
1,040,000	Charlotte, NC, Convention Facility, Refunding Revenue, Certification of Participation, Callable 6/1/29 @ 100, 5.000%, 6/1/30	1,345,729
1,000,000	Charlotte, NC, Convention Facility, Refunding Revenue, Certification of Participation, Callable 6/1/29 @ 100, 5.000%, 6/1/31	1,287,740
1,000,000	Charlotte, NC, Convention Facility, Refunding Revenue, Certification of Participation, Callable 6/1/29 @ 100, 5.000%, 6/1/32	1,282,710
2,275,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.000%, 12/1/33	2,876,396
1,520,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.000%, 12/1/34	1,916,887
2,180,000	Charlotte, NC, Refunding G.O., Series A, Callable 6/1/29 @ 100, 5.000%, 6/1/30	2,852,421
1,875,000	Charlotte, NC, Refunding Revenue G.O., Series A, 5.000%, 7/1/25	2,233,612

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$2,295,000	Charlotte, NC, Water & Sewer System Revenue, Refunding Revenue, 5.000%, 7/1/27	$2,901,454
3,000,000	Charlotte, NC, Water & Sewer System Revenue, Refunding Revenue, Callable 7/1/28 @ 100, 5.000%, 7/1/36	3,768,660
3,100,000	Charlotte-Mecklenburg Hospital Authority (The), NC, Current Refunding Revenue, Series A, Callable 1/15/22 @ 100, 5.000%, 1/15/30	3,200,533
2,035,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,484,796
1,350,000	Dare County, NC, School Improvements Revenue Bonds, Series A, Callable 6/1/30 @ 100, 4.000%, 6/1/32	1,663,605
2,500,000	Durham Capital Financing Corp., Refunding Revenue Limited Obligation, Callable 6/1/23 @ 100, 5.000%, 6/1/38	2,759,675
1,780,000	Durham Capital Financing Corp., Revenue Bonds, Repayment of Bank Loan, Correctional Facilities Improvements, Callable 10/1/28 @ 100, 5.000%, 10/1/30	2,270,604
1,225,000	East Carolina University, University & College Improvements Revenue, Series A, Callable 4/1/26 @ 100, 5.000%, 10/1/27	1,466,092
1,000,000	Elizabeth City State University, Board of Governors of NC, Advance Refunding Revenue Bonds (AGM), Callable 4/1/29 @ 100, 5.000%, 4/1/40	1,211,770
1,750,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 4.000%, 3/1/27	1,921,920
1,690,000	Fayetteville, NC, Public Works Commission, Multi-Utility Improvements Revenue, Callable 3/1/28 @ 100, 5.000%, 3/1/29	2,141,484
3,000,000	Forsyth County NC, Public Improvements, G.O., Series B, Callable 3/1/29 @ 100, 5.000%, 3/1/31	3,883,890
2,200,000	Forsyth County NC, Refunding Revenue, G.O., 5.000%, 7/1/26	2,704,416
1,850,000	Gaston County, NC, Current Refunding G.O., 5.000%, 2/1/28	2,357,067
1,000,000	Greensboro, NC, Economic Improvements G.O., Series B, 5.000%, 4/1/28	1,285,920
1,675,000	Guilford County, NC, Advance Refunding, G.O., Series A, Callable 2/1/26 @ 100, 5.000%, 2/1/28	2,012,814
2,075,000	High Point, NC, Combined Water & Sewer System, Advance Refunding Revenue Bonds, 5.000%, 11/1/26	2,575,324

See accompanying Notes to the Financial Statements.

62

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$3,000,000	Johnston County, NC, Correctional Facilities Improvements, Current Refunding Revenue, Series A, 5.000%, 4/1/26	$3,648,990
4,000,000	Mecklenburg County, NC, Public Improvements, School Improvements, G.O., Series B, 5.000%, 12/1/26	4,978,600
1,195,000	Monroe, NC, Advance Refunding Revenue Bonds, Callable 3/1/26 @ 100, 5.000%, 3/1/29	1,426,543
1,465,000	Moore County, Advance Refunding Revenue, G.O., 5.000%, 6/1/28	1,880,415
1,250,000	New Hanover County, NC, Public Facilities Revenue Bonds, Series A, 5.000%, 2/1/26	1,514,563
1,000,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/32	1,161,810
1,215,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/34	1,411,733
1,305,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, 5.000%, 4/1/21	1,305,000
1,000,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/25	1,082,160
840,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.000%, 6/1/24	943,412
750,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.000%, 6/1/25	864,765
1,045,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue, (Housing and Urban Development, Section 8), 5.000%, 10/1/25	1,193,348
1,750,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue, Callable 10/1/27 @ 100 (Housing and Urban Development, Section 8), 5.000%, 10/1/34	2,018,468
1,205,000	North Carolina Central University, University & College Improvements, Revenue Bonds, Callable 4/1/29 @ 100, 5.000%, 4/1/33	1,487,970

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	North Carolina Central University, University & College Improvements, Revenue Bonds, Callable 4/1/29 @ 100, 5.000%, 4/1/37	$1,219,790
1,500,000	North Carolina Medical Care Commission, Health Care Facilities, Nursinghome Improvement Revenue Bonds, Series A, Callable 1/1/30 @ 100, 5.000%, 7/1/32	1,932,000
3,175,000	North Carolina Medical Care Commission, Health Care Facilities, Nursinghome Improvement Revenue Bonds, Series A, Callable 2/1/31 @ 100, 4.000%, 2/1/36	3,829,114
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,935,263
1,960,000	North Carolina State, Advance Refunding G.O., Series A, Callable 6/1/26 @ 100, 5.000%, 6/1/27	2,389,652
3,100,000	North Carolina State, Advance Refunding Revenue Bonds, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/28	3,862,228
4,385,000	North Carolina State, Advance Refunding, Revenue, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/30	5,404,644
1,275,000	North Carolina State, Build North Carolina Programs, Highway Improvements Revenue Bonds, Series B, Callable 5/1/30 @ 100, 4.000%, 5/1/35	1,555,666
2,645,000	North Carolina State, Refunding Revenue G.O., Series B, 5.000%, 6/1/25	3,140,805
2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	2,236,620
1,250,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/26	1,496,950
1,500,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/27	1,841,820
2,100,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), Callable 1/1/27 @ 100, 5.000%, 1/1/28	2,568,090
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,277,578
1,060,000	Pitt County, NC, Advance Refunding Revenue Bonds, Series B, Callable 10/1/26 @ 100, 5.000%, 4/1/30	1,283,861
1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,461,820

Continued

63

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,500,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/27	$1,638,375
1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	1,763,984
1,000,000	Raleigh, NC, Refunding Revenue, Callable 2/1/26 @ 100, 5.000%, 2/1/27	1,202,220
1,790,000	Salisbury, NC, Combined Enterprise System Revenue, Water Utility Improvements, Refunding Revenue, 5.000%, 2/1/25	2,094,390
1,985,000	Sampson County, NC, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	2,369,792
1,025,000	Surry County, NC, School Improvements, Revenue Bonds, Callable 6/1/29 @ 100, 4.000%, 6/1/35	1,211,447
720,000	Surry County, NC, School Improvements, Revenue Bonds, Callable 6/1/29 @ 100, 5.000%, 6/1/30	928,433
1,000,000	Town of Apex, Recreational Facility Improvements G.O., Series B, 5.000%, 6/1/28	1,289,970
1,010,000	Town of Holly Springs, NC, Public Improvements Revenue, Callable 10/1/24 @ 100, 5.000%, 10/1/27	1,166,863
870,000	Town of Oak Island, NC, Combined Enterprise System, Advance Refunding Revenue (AGM), 5.000%, 6/1/25	1,023,242
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,025,280
2,235,000	Union County, NC, Enterprise Systems, Water Utility Improvements, Refunding Revenue, Series A, Callable 6/1/29 @ 100, 4.000%, 6/1/38	2,635,423
2,205,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,302,351
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	1,124,550
1,695,000	University of North Carolina at Greensboro, University & College Improvements Revenue, Callable 4/1/24 @ 100, 5.000%, 4/1/28	1,916,638
410,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 5/3/21 @ 100 (Assured Guaranty), 5.250%, 10/1/24	411,476
1,985,000	Wake County, NC, Advance Refunding Revenue Bonds, Series A, Callable 12/1/26 @ 100, 5.000%, 12/1/28	2,445,679

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,585,000	Wake County, NC, Public Improvements, G.O., Series A, Callable 3/1/28 @ 100, 5.000%, 3/1/30	$2,004,312
2,025,000	Wake County, NC, Public Improvements, G.O., Series A, Callable 3/1/29 @ 100, 5.000%, 3/1/30	2,635,213
1,000,000	Wake County, NC, Public Improvements, Refunding Notes, G.O., Series A, 5.000%, 3/1/28	1,284,230
2,000,000	Wake County, NC, School Improvements, Revenue Bonds, Callable 9/1/29 @ 100, 5.000%, 9/1/30	2,618,500
1,270,000	Wake County, NC, School Improvements, Revenue Bonds, Series A, 5.000%, 9/1/29	1,674,901
2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,244,956
1,000,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,056,450
1,000,000	Winston-Salem, NC, Transit Improvements, Refunding Revenue, Series C, Callable 6/1/24 @ 100, 5.000%, 6/1/30	1,137,500
1,165,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, 5.000%, 6/1/24	1,336,243
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/25	2,142,469
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/28	1,147,830
1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,038,990
	Total Municipal Bonds (Cost $168,818,626)	178,182,243

Shares
MONEY MARKET FUND — 1.2%
2,238,736	Federated Treasury Obligations Fund, Institutional Shares, 0.01%(a)	2,238,736
	Total Money Market Fund (Cost $2,238,736)	2,238,736
Total Investments — 98.9% (Cost $171,057,362)		180,420,979
Net Other Assets (Liabilities) — 1.1%		1,936,738
NET ASSETS — 100.0%		$182,357,717

(a)	Represents the current yield as of report date.

Continued

64

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

AGM	Assured Guaranty Municipal Corp.
G.O.	General Obligation

Continued

65

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — 99.0%
	South Carolina — 99.0%
$1,000,000	Aiken County, SC, Consolidated School District, School Improvements G.O., Series A, Callable 4/1/29 @ 100, (SCSDE), 4.000%, 4/1/34	$1,193,290
1,000,000	Aiken County, SC, Consolidated School District, Special Obligation Bonds, School Improvements Revenue, Callable 6/1/29 @ 100, 4.000%, 6/1/31	1,202,790
850,000	Aiken County, SC, Consolidated School District, Special Obligation Bonds, School Improvements Revenue, Callable 6/1/29 @ 100, 4.000%, 6/1/33	1,010,650
1,515,000	Anderson County, SC, School District No. 4, Refunding, G.O., Series A, Callable 3/1/25 @ 100, (SCSDE), 5.000%, 3/1/28	1,775,489
1,000,000	Beaufort-Jasper Water & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/25	1,175,340
1,530,000	Beaufort-Jasper Water & Sewer Authority, Water Utility Improvements Revenue Bonds, Series A, Callable 3/1/29 @ 100, 5.000%, 3/1/30	1,981,625
1,000,000	Camden, SC, Combined Public Utility System Revenue, Current Refunding Revenue Bonds, (AGM), 4.000%, 3/1/30	1,229,910
1,125,000	Camden, SC, Combined Public Utility System Revenue, Current Refunding Revenue Bonds, (AGM), 4.000%, 3/1/29	1,371,544
1,215,000	Charleston, SC, Waterworks & Sewer System Revenue, Advance Refunding Revenue, Series A, Callable 7/1/26 @ 100, 4.000%, 1/1/41	1,365,162
450,000	Charleston County, Airport District Port, Airport & Marina Improvements Revenue, Callable 7/1/29 @ 100, 5.000%, 7/1/30	567,630
1,000,000	Charleston County, SC, Port, Airport & Marina Improvements Revenue, 5.000%, 12/1/22	1,080,160
1,235,000	Charleston County Park & Recreation Commission, Recreational Facility Improvements G.O., 4.000%, 2/1/29	1,518,605
1,500,000	Charleston Educational Excellence Finance Corp., Charleston County School Refunding Revenue, 5.000%, 12/1/21	1,548,150
1,000,000	Charleston Public Facilities Corp., Charleston City Project Series, Parking Facilities Improvement Revenue, Callable 9/1/27 @ 100, 5.000%, 9/1/29	1,250,360
2,000,000	Charleston, SC, Waterworks & Sewer System Revenue, Water Utility Improvements Revenue Bonds, Callable 1/1/30 @ 100, 5.000%, 1/1/44	2,537,240

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,355,000	Coastal Carolina University, University & College Improvements Revenue, Callable 6/1/24 @ 100, 5.000%, 6/1/34	$1,534,470
1,295,000	College of Charleston, University & College Improvements Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,295,000
1,000,000	College of Charleston, University & College Improvements Revenue, Series A, Callable 4/1/24 @ 100, 5.000%, 4/1/25	1,132,490
1,000,000	College of Charleston, University & College Improvements Revenue, Series B, 5.000%, 4/1/27	1,244,770
1,650,000	Columbia, SC, Waterworks & Sewer System Revenue, Water & Sewer Utility Improvements Revenue, Callable 2/1/28 @ 100, 5.000%, 2/1/48	2,106,671
1,000,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/28	1,150,830
1,100,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/33	1,255,441
1,000,000	Georgetown County, SC, School District, School Improvements, G.O., Callable 3/1/28 @ 100 (SCSDE), 4.000%, 3/1/30	1,187,040
1,000,000	Georgetown County, SC, School District, School Improvements, Refunding Notes, G.O., Callable 3/1/28 @ 100, (SCSDE), 4.000%, 3/1/31	1,181,490
1,000,000	Greenville County, SC, School District Building Refunding Revenue, 5.000%, 12/1/22	1,080,510
1,000,000	Greenville Health System, Hospital System Board, Refunding Revenue, Callable 5/1/22 @ 100, 5.000%, 5/1/31	1,045,730
1,415,000	Greenville Health System, Hospital System Board, Series B, Callable 5/1/24 @ 100, 5.000%, 5/1/31	1,569,773
1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	1,044,470
2,025,000	Horry County, SC, School District, Refunding, G.O., Series B (SCSDE), 5.000%, 3/1/23	2,209,761
1,040,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue, 5.000%, 12/1/23	1,165,112

See accompanying Notes to the Financial Statements.

66

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,855,000	Lancaster County SC, Lancaster School District, School Improvements, G.O. (SCSDE), Callable 3/1/27 @ 100, 4.000%, 3/1/28	$2,188,937
1,600,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Callable 12/1/23 @ 100, 5.000%, 12/1/24	1,797,008
1,000,000	Lexington & Richland School District No. 5, Current Refunding G.O., (SCSDE), 5.000%, 3/1/24	1,136,490
1,000,000	Lexington County, School District No. 1, G.O., Series B, Callable 2/1/29 @ 100, (SCSDE), 5.000%, 2/1/32	1,275,050
1,500,000	Lexington County, School District No. 2, G.O., Series C, Callable 3/1/27 @ 100, (SCSDE), 5.000%, 3/1/29	1,853,100
1,345,000	Lexington County, School District No. 2, G.O., Series C, Callable 3/1/27 @ 100, (SCSDE), 5.000%, 3/1/30	1,650,826
1,085,000	Lugoff-Elgin Water Authority, Refunding Revenue, Series B, Callable 7/1/26 @ 100, 5.000%, 7/1/30	1,302,857
1,460,000	Newberry, SC, Refunding Revenue (AGM), 5.000%, 4/1/24	1,653,246
565,000	North Charleston, SC, Tax Increment Pledge, Public Improvements, Tax Allocation, 5.000%, 10/1/28	725,646
1,485,000	Orangeburg County, SC, Correctional Facilities Improvements, Installment Purchase Revenue Bonds, Callable 12/1/27 @ 100, 5.000%, 12/1/29	1,807,616
1,570,000	Orangeburg County, SC, School District No. 4, School Improvements Refunding, G.O., Series A (SCSDE), 5.000%, 3/1/24	1,784,289
1,000,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,025,020
1,045,000	Renewable Water Resources, Refunding Revenue Bonds, Series C, 4.000%, 1/1/29	1,275,621
1,000,000	Richland County, SC, School District No. 1, Refunding Bonds, G.O., Series A, (SCSDE), 5.000%, 3/1/26	1,215,360
1,640,000	Richland County, SC, School District No. 2, Refunding Bonds, G.O., Series B, Callable 3/1/27 @ 100, (SCSDE), 4.000%, 3/1/29	1,926,787
2,000,000	Richland County, SC, School District No. 2, School Improvements, G.O., Series A, Callable 3/1/29 @ 100, (SCSDE), 4.000%, 3/1/30	2,434,220

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 1/1/22 @ 100 (AGM), 5.000%, 1/1/23	$1,035,110
1,000,000	Rock Hill, SC, Hospital Fee Pledge, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/33	1,087,820
1,500,000	SCAGO Educational Facilities Corp. for Cherokee School District No. 1, Refunding Revenue, 5.000%, 12/1/24	1,733,670
470,000	SCAGO Educational Facilities Corp. for Spartanburg School District No. 1, Refunding Revenue, Series B, 4.000%, 6/1/24	513,611
585,000	SCAGO Educational Facilities Corp. for Spartanburg School District No. 1, Refunding Revenue, Series B, 5.000%, 6/1/22	609,459
625,000	SCAGO Educational Facilities Corp. for Spartanburg School District No. 1, Refunding Revenue, Series B, 5.000%, 6/1/25	722,563
600,000	SCAGO Educational Facilities Corp. for Sumter County School 17, Refunding Revenue, 5.000%, 12/1/24	689,946
490,000	SCAGO Educational Facilities Corp. for Sumter County School 17, Refunding Revenue, 5.000%, 12/1/25	580,390
790,000	SCAGO Educational Facilities Corp. for Union School District, Refunding Revenue, 5.000%, 12/1/21	812,965
850,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Advance Refunding Revenue Bonds, Callable 2/1/26 @ 100, 5.000%, 2/1/29	992,316
1,540,000	South Carolina Jobs-Economic Development Authority, Wofford College Project, University & College Improvements Revenue, Callable 4/1/29 @ 100, 5.000%, 4/1/44	1,811,163
1,000,000	South Carolina Jobs-Economic Development Authority, Wofford College Project, University & College Improvements Revenue, Callable 4/1/29 @ 100, 5.000%, 4/1/49	1,168,660
1,000,000	South Carolina Public Service Authority, Electricity, Lighting & Power Improvements, Refunding Revenue Bonds, Series A, Callable 12/1/30 @ 100, 4.000%, 12/1/40	1,167,910

Continued

67

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,000,000	South Carolina Public Service Authority, Electricity, Lighting & Power Improvements, Refunding Revenue Bonds, Series A, Callable 12/1/30 @ 100, 4.000%, 12/1/42	$1,160,870
1,400,000	South Carolina State Fiscal Accountability Authority, Department of Mental Health Project, Callable 4/1/27 @ 100, 5.000%, 10/1/37	1,703,142
1,250,000	South Carolina Transportation Infrastructure Bank, Advance Refunding Revenue, Series A, 5.000%, 10/1/23	1,391,700
1,000,000	South Carolina Transportation Infrastructure Bank, Advance Refunding Revenue, Series A, Callable 10/1/27 @ 100 (AGM-CR), 5.000%, 10/1/38	1,222,100
1,740,000	Spartanburg, SC, Water System Revenue, Water Utility Improvements Refunding Revenue, Series B, Callable 6/1/27 @ 100, 5.000%, 6/1/39	2,125,253
1,235,000	State of South Carolina, Refunding Revenue, G.O., Series D, Callable 4/1/26 @ 100 (State Aid Withholding), 5.000%, 4/1/28	1,493,078
1,245,000	State of South Carolina, University & College Improvements G.O., Citadel Military College of South Carolina, Series, 5.000%, 4/1/28	1,601,954

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,195,000	State of South Carolina, University & College Improvements, G.O., Series B, Callable 10/1/27 @ 100 (State Aid Withholding), 5.000%, 4/1/30	$1,496,092
1,150,000	Town of Mount Pleasant, SC, Public Facilities, G.O., Callable 6/1/28 @ 100, 5.000%, 6/1/30	1,461,018
	Total Municipal Bonds (Cost $88,455,389)	92,644,366

Shares
MONEY MARKET FUND — 1.3%
1,185,492	Federated Treasury Obligations Fund, Institutional Shares, 0.01%(a)	1,185,492
	Total Money Market Fund (Cost $1,185,492)	1,185,492
Total Investments — 100.3% (Cost $89,640,881)		93,829,858
Net Other Assets (Liabilities) — (0.3)%		(315,447)
NET ASSETS — 100.0%		$93,514,411

(a)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
G.O.	General Obligation
SCAGO	South Carolina Association of Governmental Organizations
SCSDE	South Carolina School District Enhancement

Continued

68

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — 97.6%
	District of Columbia — 4.5%
$1,450,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Callable 7/1/27 @ 100, 5.000%, 7/1/36	$1,758,647
1,460,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Series A, Callable 7/15/30 @ 100, 5.000%, 7/15/33	1,913,856
	Virginia — 93.1%
1,730,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	1,826,102
1,240,000	Albemarle County, VA, Economic Development Authority, Public Improvements Revenue, 5.000%, 6/1/27	1,552,430
1,365,000	Albemarle County, VA, School Improvements G.O., (State Aid Withholding), 5.000%, 6/1/26	1,673,859
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,009,500
1,450,000	Arlington County, VA, Public Improvements G.O., Callable 8/15/27 @ 100, 5.000%, 8/15/30	1,821,896
1,500,000	Arlington County, VA, Public Improvements G.O., Series A, Callable 8/15/27 @ 100, 5.000%, 8/15/29	1,891,515
1,000,000	Campbell County Industrial Development Authority, Public Facilities, School Improvements Revenue, Callable 6/1/30 @ 100, 5.000%, 6/1/32	1,297,330
1,770,000	Chesapeake, VA, Public Improvements, Refunding G.O., Series A, Callable 8/1/27 @ 100, 5.000%, 8/1/30	2,221,615
1,085,000	Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Highway Improvements, Revenue Bonds, Callable 7/1/26 @ 100 (AGM), 5.000%, 7/1/41	1,288,655
1,085,000	Chesapeake Hospital Authority, VA, Health, Hospital, Nursing Home Improvements Revenue Bonds, 5.000%, 7/1/29	1,384,048
1,000,000	Chesterfield County, VA, School District, School Public Improvement, G.O., Series A, Callable 1/1/28 @ 100 (State Aid Withholding), 4.000%, 1/1/31	1,182,390
1,000,000	Chesterfield County, VA, School Public Improvement, Advance Refunding, G.O., Callable 1/1/26 @ 100, 5.000%, 1/1/28	1,206,370
1,145,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.000%, 6/1/26	1,264,859

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, Series A, 5.000%, 6/1/22	$1,584,135
1,500,000	Fairfax County, VA, Public Improvement, Refunding G.O., Series A, Callable 4/1/26 @ 100, (State Aid Withholding), 4.000%, 10/1/26	1,752,375
2,000,000	Fairfax County, VA, School District, School Public Improvements G.O., Series A, Callable 4/1/29 @ 100 (State Aid Withholding), 5.000%, 10/1/31	2,606,940
1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.000%, 6/15/26	1,123,050
840,000	Fredericksburg Economic Development Authority, VA, Medicorp Health Systems Obligation, Refunding Revenue Bonds, 5.250%, 6/15/22	888,073
1,700,000	Leesburg, VA, Refunding G.O., Callable 1/15/24 @ 100, (State Aid Withholding), 4.000%, 1/15/27	1,864,934
1,000,000	Leesburg, VA, Refunding G.O., Callable 1/15/25 @ 100, (State Aid Withholding), 5.000%, 1/15/27	1,170,810
1,000,000	Loudoun County, VA, Economic Development Authority, Public Improvements Revenue, Callable 12/1/24 @ 100, 5.000%, 12/1/27	1,157,360
1,365,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,453,889
1,250,000	Loudoun County, VA, Public Improvements, Advance Refunding G.O., Series A, Callable 12/1/25 @ 100, 5.000%, 12/1/26	1,512,975
1,810,000	Manassas, VA, Public Improvements, Public Facilities G.O., Callable 7/1/29 @ 100 (State Aid Withholding), 4.000%, 7/1/33	2,171,728
1,500,000	Newport News, VA, Public Improvements, G.O., Series A (State Aid Withholding), 5.000%, 2/1/29	1,955,970
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,075,800
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Inc., Current Refunding Revenue Bonds, Series B, Callable 11/1/28 @ 100, 4.000%, 11/1/48	1,119,210

See accompanying Notes to the Financial Statements.

69

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	$1,072,440
1,465,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/36	1,567,286
1,445,000	Norfolk, VA, Public Improvements, G.O., Callable 8/1/28 @ 100 (State Aid Withholding), 5.000%, 8/1/47	1,872,185
2,000,000	Norfolk, VA, Public Improvements, G.O., Series A, Callable 10/1/26 @ 100, 5.000%, 10/1/30	2,476,880
1,245,000	Rappahannock Regional Jail Authority, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/26	1,491,871
2,000,000	Richmond, VA, Public Improvements, Refunding G.O., Series A, Callable 3/1/24 @ 100 (State Aid Withholding), 5.000%, 3/1/28	2,273,600
1,250,000	Richmond, VA, Public Utility Advance Refunding Revenue Bonds, Callable 1/15/26 @ 100, 5.000%, 1/15/27	1,507,825
2,000,000	Richmond, VA, School Improvements, Refunding G.O., Series A, 5.000%, 7/15/29	2,640,540
1,200,000	Southampton County Industrial Development Authority, Current Refunding Revenue Bonds, Southampton County Capital, 5.000%, 12/1/28	1,546,236
1,265,000	Virginia Beach, VA, Advance Refunding, G.O., Series B, Callable 9/15/25 @ 100, (State Aid Withholding), 5.000%, 9/15/26	1,519,176
1,500,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, 5.000%, 2/1/22	1,560,135
1,850,000	Virginia College Building Authority, 21st Century College Programs, University & College Improvements Revenue, Callable 2/1/27 @ 100, 5.000%, 2/1/31	2,268,378
1,500,000	Virginia Commonwealth Transportation Board, Capital Projects, Highway Improvements, Revenue Bonds, Callable 5/15/29 @ 100, 5.000%, 5/15/30	1,953,915
1,215,000	Virginia Commonwealth Transportation Board, Federal Highway Transportation Grant, Callable 9/15/26 @ 100, 5.000%, 9/15/30	1,484,949

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$2,000,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Anticipation Advance Refunding Revenue, Callable 9/15/27 @ 100, 5.000%, 9/15/31	$2,495,200
1,515,000	Virginia Public School Authority, Advance Refunding Revenue, Callable 8/1/25 @ 100 (State Aid Withholding), 5.000%, 8/1/26	1,804,804
1,000,000	Virginia Public School Authority, School Improvements Revenue Bonds, (State Aid Withholding), 4.000%, 10/1/29	1,245,340
1,000,000	Virginia Public School Authority, School Improvements, Revenue Bonds, Series A, Callable 8/1/29 @ 100, 4.000%, 8/1/32	1,214,970
765,000	Western Regional Jail Authority, Prerefunded Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	919,691
760,000	Western Regional Jail Authority, Unrefunded Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	915,982
920,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, Series A, Callable 1/1/24 @ 100, 5.000%, 1/1/26	1,034,880
	Total Municipal Bonds (Cost $75,165,838)	79,596,604

Shares
MONEY MARKET FUND — 1.5%
1,255,307	Federated Treasury Obligations Fund, Institutional Shares, 0.01%(a)	1,255,307
	Total Money Market Fund (Cost $1,255,307)	1,255,307
Total Investments — 99.1% (Cost $76,421,145)		80,851,911
Net Other Assets (Liabilities) — 0.9%		723,376
NET ASSETS — 100.0%		$81,575,287

(a)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
G.O.	General Obligation

Continued

70

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — 97.8%
	West Virginia — 97.8%
$550,000	Berkeley County, WV, Board of Education, Current Refunding G.O., 5.000%, 5/1/25	$642,741
1,060,000	Berkeley County, WV, Building Commission, Judicial Center Project, Refunding Revenue, Callable 9/1/21 @ 100, 4.500%, 9/1/23	1,078,720
1,085,000	Berkeley County, WV, Building Commission, Lease Refunding Revenue, Callable 12/1/22 @ 100, 4.000%, 12/1/26	1,153,670
1,500,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue, Series C, Callable 10/1/23 @ 100, (BAM), 4.500%, 10/1/32	1,640,415
145,000	Berkeley County, WV, Public Service Sewer District, Sewer Improvements Revenue, Series A, Callable 5/3/21 @ 100, 5.000%, 3/1/22	145,603
1,080,000	Braxton County, WV, Board of Education, Public School, Advance Refunding G.O., Callable 5/1/26 @ 100, (West Virginia Board Commission), 5.000%, 5/1/28	1,309,036
2,500,000	Cabell County Board of Education, School Improvements G.O., (AGM West Virginia Board Commission), 3.000%, 6/1/29	2,825,825
1,005,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,011,975
400,000	Fairmont, WV, Water Revenue, Current Refunding Revenue, Series A, (BAM), 3.000%, 7/1/23	419,892
530,000	Fairmont, WV, Water Revenue, Current Refunding Revenue, Series A, (BAM), 3.000%, 7/1/24	563,920
1,500,000	Marshall University, WV, University & College Improvements Revenue Bonds, Series A, (AGM), 5.000%, 5/1/30	1,945,440
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/3/21 @ 100, 5.000%, 5/1/26	1,395,296
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/23	1,051,820
675,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/31	709,979

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$965,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/33	$1,015,006
915,000	Monongalia County, WV, Building Commission, Health System Obligated Group Refunding Revenue, Callable 7/1/21 @ 100, OID, 6.250%, 7/1/31	924,132
2,000,000	Monongalia County, WV, Building Commission, Monongalia Health System Group Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/26	2,264,080
550,000	Morgantown Utility Board, WV, Combined Water Utility Improvements Revenue, Series B, Callable 6/1/28 @ 100, 5.000%, 12/1/34	688,941
660,000	Morgantown Utility Board, WV, Refunding Revenue Green Bonds, Series A, (BAM), 4.000%, 12/1/27	776,787
555,000	Morgantown Utility Board, WV, Refunding Revenue Green Bonds, Series A, (BAM), 4.000%, 12/1/29	666,655
1,810,000	Ohio County, WV, Board of Education, School Improvements G.O., (West Virginia Board Commission), 4.000%, 6/1/29	2,213,666
2,275,000	Ohio County, WV, Board of Education, School Improvements G.O., Callable 6/1/29 @ 100, (West Virginia Board Commission), 3.000%, 6/1/30	2,500,316
1,845,000	Ohio County, WV, Board of Education, School Improvements G.O., Callable 6/1/29 @ 100, (West Virginia Board Commission), 3.000%, 6/1/31	2,017,489
1,000,000	Ohio County, WV, Country Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Callable 6/1/22 @ 100, 4.750%, 6/1/31	1,009,440
1,020,000	Pleasants County, WV, Board of Education, Current Refunding G.O., 3.000%, 5/1/25	1,116,839
1,425,000	Pleasants County, WV, Board of Education, Current Refunding G.O., 3.000%, 5/1/26	1,581,793
1,165,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,168,239
960,000	Putnam Public Service District, WV, Current Refunding Revenue Bonds, Callable 11/1/30 @ 100, (BAM), 3.000%, 11/1/31	1,051,363
695,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/27	794,211

See accompanying Notes to the Financial Statements.

71

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,265,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/28	$1,442,948
1,775,000	State of West Virginia, Current Refunding G.O., Series A, 5.000%, 6/1/24	2,031,079
2,000,000	State of West Virginia, Fuel Sales Tax Revenue, Group 1 Highway Improvements, G.O., Series S, Callable 6/1/29 @ 100, 5.000%, 12/1/33	2,579,220
800,000	State Of West Virginia, Fuel Sales Tax Revenue, Group 1 Highway Improvements, G.O., Series -S, Callable 6/1/29 @ 100, 5.000%, 6/1/32	1,037,640
1,000,000	State Of West Virginia, Fuel Sales Tax Revenue, Group 1 Highway Improvements, G.O., Series -S, Callable 6/1/29 @ 100, 5.000%, 12/1/35	1,282,360
1,765,000	State of West Virginia, Fuel Sales Tax Revenue, Group 2 Highway Improvements, G.O., Series B, Callable 6/1/28 @ 100, 4.000%, 6/1/43	2,040,958
2,000,000	State of West Virginia, Fuel Sales Tax Revenue, Group 2 Highway Improvements, G.O., Series B, Callable 6/1/28 @ 100, 5.000%, 12/1/39	2,466,180
1,000,000	State of West Virginia, General Fund, Highway Improvements G.O., Series B, Callable 6/1/28 @ 100, 5.000%, 6/1/36	1,243,670
2,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/25	2,107,500
3,185,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	3,354,697
1,145,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, Callable 7/1/27 @ 100, 5.000%, 7/1/28	1,433,895
1,500,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, Callable 7/1/28 @ 100, 5.000%, 7/1/35	1,875,795
1,015,000	West Virginia Economic Development Authority, State Office Building 3, Public Improvements Revenue, Series D, Callable 6/1/25 @ 100, 5.000%, 6/1/26	1,189,225

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,000,000	West Virginia Higher Education Policy, Community & Technical College Capital, University & College Improvements Refunding Revenue, Callable 7/1/27 @ 100, 5.000%, 7/1/30	$1,229,740
750,000	West Virginia Higher Education Policy, Community & Technical College Capital, University & College Improvements Refunding Revenue, Callable 7/1/27 @ 100, 5.000%, 7/1/36	909,645
775,000	West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Refunding Revenue, Callable 1/1/29 @ 100, 5.000%, 1/1/31	961,821
945,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/24 @ 100, 5.000%, 9/1/25	1,073,397
1,250,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/29 @ 100, 5.000%, 9/1/39	1,507,787
1,315,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue Bonds, 5.000%, 6/1/26	1,591,663
2,000,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue, Series A, Callable 6/1/23 @ 100, OID, 5.375%, 6/1/38	2,219,280
515,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, 5.000%, 1/1/24	576,326
630,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, Callable 1/1/24 @ 100, 5.000%, 1/1/26	710,514
1,700,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, 5.000%, 6/1/26	2,071,110
1,000,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements Revenue Bonds, Callable 6/1/28 @ 100, 5.000%, 6/1/35	1,247,310
2,065,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, Callable 6/1/28 @ 100, 5.000%, 6/1/39	2,542,387

Continued

72

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2021 (Unaudited)

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,720,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, Callable 6/1/28 @ 100, 5.000%, 6/1/43	$2,101,874
665,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A, (AMBAC), 5.375%, 7/1/21	672,135
1,500,000	West Virginia State School Building Authority Lottery Revenue, School Improvements Revenue, Series A, Callable 7/1/28 @ 100, 5.000%, 7/1/29	1,920,375
1,050,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/26	1,170,382
2,525,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/27	2,810,375
1,000,000	West Virginia University, University Projects, University & College Improvements Revenue, Callable 10/1/29 @ 100, 5.000%, 10/1/32	1,277,160
2,000,000	West Virginia University, University Projects, University & College Improvements Revenue, Callable 10/1/29 @ 100, 5.000%, 10/1/33	2,544,280
1,750,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/30	1,791,982
1,530,000	West Virginia University, University Projects, University & College Improvements, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/35	1,641,262
515,000	West Virginia Water Development Authority, Chesapeake Bay/Greenbrier River, Water Utility Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/25	591,210
1,170,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/24	1,353,655
1,000,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/25	1,194,520

Principal
Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,205,000	Wood County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 6/1/25	$1,368,506
	Total Municipal Bonds (Cost $92,697,971)	96,847,152
Shares
MONEY MARKET FUND — 1.0%
1,031,162	Federated Treasury Obligations Fund, Institutional Shares, 0.01%(a)	1,031,162
	Total Money Market Fund (Cost $1,031,162)	1,031,162
Total Investments — 98.8% (Cost $93,729,133)		97,878,314
Net Other Assets (Liabilities) — 1.2%		1,225,555
NET ASSETS — 100.0%		$99,103,869

(a)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual
G.O.	General Obligation
OID	Original Issue Discount

Continued

73

Sterling Capital Funds

Statement of Assets and Liabilities

March 31, 2021 (Unaudited)

	Sterling Capital
	Behavioral Large
	Cap	Sterling Capital
	Value Equity	Mid
	Fund	Value Fund
Assets:
Investments at fair value (a)	$32,730,542	$83,528,633
Cash	—	—
Foreign currency, at value (cost $—, $—, $—, $—, $—, $152,131 and $—, respectively)	—	—
Dividends receivable	49,909	41,790
Receivable for investments sold	—	433,079
Receivable for capital shares issued	102	126,358
Prepaid and other expenses	39,177	18,652
Total Assets	32,819,730	84,148,512
Liabilities:
Distributions payable	73	—
Payable for investments purchased	—	—
Payable for capital shares redeemed	69,097	243,012
Accrued expenses and other payables:
Investment advisory fees	12,434	41,851
Administration fees	2,293	6,084
Compliance service fees	226	121
Distribution (12b-1) fees	6,638	6,533
Accounting out-of-pocket fees	2,195	1,361
Audit fees	1,621	2,428
Printing fees	3,049	3,924
Transfer agent fees	4,649	9,980
Other fees and liabilities	2,744	324
Total Liabilities	105,019	315,618
Net Assets	$32,714,711	$83,832,894
Net Assets Consist of:
Capital	$48,507,409	$54,447,555
Total distributable earnings	(15,792,698)	29,385,339
Net Assets	$32,714,711	$83,832,894
Net Assets
Class A Shares	$30,221,364	$24,542,320
Class C Shares	302,419	1,499,566
Institutional Shares	2,190,347	57,167,084
Class R Shares	–	7,347
Class R6 Shares	581	616,577
Total	$32,714,711	$83,832,894
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	1,396,269	1,232,237
Class C Shares	14,480	89,027
Institutional Shares	100,396	2,805,032
Class R Shares	—	386
Class R6 Shares	27	30,199
Total	1,511,172	4,156,881
Net Asset Value
Class A Shares - redemption price per share	$21.64	$19.92
Class C Shares - offering price per share*	$20.89	$16.84
Institutional Shares	$21.82	$20.38
Class R Shares	$—	$19.02	**
Class R6 Shares	$21.83 **	$20.42
Maximum Sales Charge - Class A Shares	5.75%	5.75%
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$22.96	$21.13
(a) Investments at cost	$25,566,053	$52,804,114

*	Redemption price per share varies by length of time shares are held.
**	Class R6 Shares of Sterling Capital Behavioral Large Cap Value Equity Fund and Class R Shares of Sterling Capital Mid Value Fund and Sterling Capital Special Opportunities Fund net asset values are calculated using unrounded net assets $580.72, $7,346.85, and $1,313.42, divided by unrounded shares 26.60, 386.29, and 42.05, respectively.

See accompanying Notes to the Financial Statements.

74

				Sterling Capital
Sterling Capital	Sterling Capital		Sterling Capital	Behavioral	Sterling Capital
Behavioral Small Cap	Special		Equity	International	SMID
Value Equity Fund	Opportunities Fund		Income Fund	Equity Fund	Opportunities Fund

$129,332,173	$641,196,052		$2,025,496,851	$84,287,295	$13,636,373
46,557	—		—	—	—
—	—		—	152,131	—
122,991	374,654		2,553,711	843,707	3,841
—	—		—	—	—
44,534	335,900		3,252,261	—	130
29,537	52,254		91,913	24,454	8,770
129,575,792	641,958,860		2,031,394,736	85,307,587	13,649,114

—	—		88	—	—
49,976	1,272,718		2,683,570	—	397,444
15,048	2,144,906		2,883,915	—	130
66,159	346,200		919,598	28,677	5,550
5,067	43,511		141,060	2,762	962
116	773		1,216	225	84
1,690	121,615		179,837	161	2,411
4,480	3,939		10,009	5,641	447
3,302	20,851		58,486	3,171	370
2,521	19,817		36,758	3,087	190
4,627	75,386		173,530	4,242	1,632
2,574	13,752		16,413	2,392	484
155,560	4,063,468		7,104,480	50,358	409,704
$129,420,232	$637,895,392		$2,024,290,256	$85,257,229	$13,239,410

$111,235,200	$291,169,621		$1,309,374,300	$84,971,436	$9,235,401
18,185,032	346,725,771		714,915,956	285,793	4,004,009
$129,420,232	$637,895,392		$2,024,290,256	$85,257,229	$13,239,410

$7,288,968	$339,146,632		$431,042,359	$552,539	$5,564,872
40,993	57,356,697		94,102,943	52,843	1,527,040
12,365,110	196,999,943		1,427,641,418	668,445	6,147,498
271,931	1,313		2,124,610	–	–
109,453,230	44,390,807		69,378,926	83,983,402	–
$129,420,232	$637,895,392		$2,024,290,256	$85,257,229	$13,239,410

399,531	10,911,013		17,350,763	57,503	351,859
2,349	2,329,512		3,825,565	5,536	99,571
671,571	5,963,654		57,282,491	69,572	385,054
15,047	42		86,250	—	—
5,938,317	1,347,270		2,783,734	8,738,214	—
7,026,815	20,551,491		81,328,803	8,870,825	836,484

$18.24	$31.08		$24.84	$9.61	$15.82
$17.45	$24.62		$24.60	$9.55	$15.34
$18.41	$33.03		$24.92	$9.61	$15.97
$18.07	$31.23	**	$24.63	$—	$—
$18.43	$32.95		$24.92	$9.61	$—
5.75%	5.75%		5.75%	5.75%	5.75%
$19.36	$32.98		$26.36	$10.20	$16.79
$92,906,790	$341,332,353		$1,283,383,137	$74,170,164	$9,556,862

75

Sterling Capital Funds

Statement of Assets and Liabilities

March 31, 2021 (Unaudited)

			Sterling Capital
	Sterling Capital		Stratton
	Stratton Mid Cap		Real Estate
	Value Fund		Fund
Assets:
Investments at fair value (a)	$67,125,206		$102,134,435
Interest and dividends receivable	50,201		258,784
Receivable for investments sold	—		—
Receivable for capital shares issued	4,050		3,155
Prepaid and other expenses	8,727		15,365
Total Assets	67,188,184		102,411,739
Liabilities:
Cash overdraft	—		—
Distributions payable	25		—
Payable for investments purchased	—		—
Payable for capital shares redeemed	808		16,330
Accrued expenses and other payables:
Investment advisory fees	33,508		48,226
Administration fees	4,907		7,367
Compliance service fees	181		747
Distribution (12b-1) fees	71		279
Accounting out-of-pocket fees	1,281		1,917
Audit fees	2,338		6,969
Printing fees	2,118		8,226
Transfer agent fees	7,129		50,081
Other fees and liabilities	1,630		17,595
Total Liabilities	53,996		157,737
Net Assets	$67,134,188		$102,254,002
Net Assets Consist of:
Capital	$31,514,032		$59,028,767
Total distributable earnings	35,620,156		43,225,235
Net Assets	$67,134,188		$102,254,002
Net Assets
Class A Shares	$335,873		$679,256
Class C Shares	1,907		167,225
Institutional Shares	66,796,408		101,398,635
Class R Shares	–		–
Class R6 Shares	–		8,886
Total	$67,134,188		$102,254,002
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	4,339		16,423
Class C Shares	25		4,083
Institutional Shares	858,925		2,446,161
Class R Shares	—		—
Class R6 Shares	—		214
Total	863,289		2,466,881
Net Asset Value
Class A Shares - redemption price per share	$77.41		$41.36
Class C Shares - offering price per share*	$75.55	**	$40.96
Institutional Shares	$77.77		$41.45
Class R Shares	$—		$—
Class R6 Shares	$—		$41.55	**
Maximum Sales Charge - Class A Shares	5.75%		5.75%
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$82.13		$43.88
(a) Investments at cost	$34,175,274		$60,820,820

*	Redemption price per share varies by length of time shares are held.
**	Class C Shares of Sterling Capital Stratton Mid Cap Value Fund, Class R6 Shares of Sterling Capital Stratton Real Estate Fund, Class A Shares of Sterling Capital Stratton Small-Cap Value Fund, Class R6 Shares of Sterling Capital Short Duration Bond Fund and Class R Shares of Sterling Capital Total Return Bond Fund net asset values are calculated using unrounded net assets $1,907.07, $8,886.37, $3,106,493.43, $1,688.10 and $32,430.86, divided by unrounded shares 25.24, 213.85, 38,011.53, 193.25 and 2,976.61, respectively.

See accompanying Notes to the Financial Statements.

76

Sterling Capital
Stratton		Sterling Capital	Sterling Capital	Sterling Capital	Sterling Capital
Small Cap		Ultra Short	Short Duration	Intermediate U.S.	Total Return
Value Fund		Bond Fund	Bond Fund	Government Fund	Bond Fund

$551,856,737		$29,955,954	$196,750,777	$20,172,004	$1,572,444,931
674,313		157,453	1,014,471	74,461	8,749,760
—		—	—	—	1
130,514		0	128,519	28	4,764,876
31,351		6,122	35,572	5,919	97,273
552,692,915		30,119,529	197,929,339	20,252,412	1,586,056,841

—		—	—	—	9,386
1		11,740	64,773	3,117	949,752
—		452,245	1,947,025	—	8,979,903
398,292		235	183,569	251	4,654,882
346,886		10,520	32,575	2,078	252,818
40,307		2,312	14,318	1,519	81,225
562		124	265	77	3,412
943		918	1,549	926	18,646
2,756		4,645	9,198	2,245	24,953
15,931		1,071	6,132	783	65,707
18,274		875	4,972	866	64,944
83,615		1,161	10,154	1,005	200,341
6,044		(14,116)	1,006	728	53,561
913,611		471,730	2,275,536	13,595	15,359,530
$551,779,304		$29,647,799	$195,653,803	$20,238,817	$1,570,697,311

$79,870,672		$30,614,399	$200,801,938	$20,941,326	$1,534,008,711
471,908,632		(966,600)	(5,148,135)	(702,509)	36,688,600
$551,779,304		$29,647,799	$195,653,803	$20,238,817	$1,570,697,311

$3,106,493		$4,254,835	$4,603,872	$3,653,365	$60,396,451
361,058		–	678,846	162,212	6,308,633
545,038,961		25,392,964	190,369,397	16,423,240	1,098,880,231
–		–	–	–	32,431
3,272,792		–	1,688	–	405,079,565
$551,779,304		$29,647,799	$195,653,803	$20,238,817	$1,570,697,311

38,012		433,971	527,042	370,031	5,523,638
4,598		—	77,762	16,460	576,082
6,631,909		2,588,557	21,796,047	1,662,449	100,458,052
—		—	—	—	2,977
39,773		—	193	—	37,037,364
6,714,292		3,022,528	22,401,044	2,048,940	143,598,113

$81.73	**	$9.80	$8.74	$9.87	$10.93
$78.53		$—	$8.73	$9.85	$10.95
$82.18		$9.81	$8.73	$9.88	$10.94
$—		$—	$—	$—	$10.90	**
$82.29		$—	$8.74 **	$—	$10.94
5.75%		0.50%	5.75%	2.00%	5.75%
$86.71		$9.85	$9.27	$10.07	$11.60
$172,758,550		$29,916,509	$194,675,055	$19,862,504	$1,542,837,308

77

Sterling Capital Funds

Statement of Assets and Liabilities

March 31, 2021 (Unaudited)

	Sterling Capital	Sterling Capital
	Corporate	Quality Income
	Fund	Fund
Assets:
Investments at fair value (a)	$7,841,832	$40,505,307
Interest and dividends receivable	76,963	101,145
Receivable for capital shares issued	—	343,400
Prepaid and other expenses	7,676	9,979
Total Assets	7,926,471	40,959,831
Liabilities:
Distributions payable	339	4,733
Payable for investments purchased	—	1,564,659
Payable for capital shares redeemed	18,712	37,573
Accrued expenses and other payables:
Investment advisory fees	2,086	10,464
Administration fees	584	2,967
Compliance service fees	123	121
Distribution (12b-1) fees	127	10
Accounting out-of-pocket fees	5,694	4,809
Other fees and liabilities	203	3,867
Total Liabilities	27,868	1,629,203
Net Assets	$7,898,603	$39,330,628
Net Assets Consist of:
Capital	$6,783,157	$40,280,801
Total distributable earnings	1,115,446	(950,173)
Net Assets	$7,898,603	$39,330,628
Net Assets
Class A Shares	$594,603	$38,016
Class C Shares	3,338	3,139
Institutional Shares	7,300,662	39,289,473
Total	$7,898,603	$39,330,628
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	57,085	3,771
Class C Shares	321	311
Institutional Shares	701,160	3,892,527
Total	758,566	3,896,609
Net Asset Value
Class A Shares - redemption price per share	$10.42	$10.08
Class C Shares - offering price per share*	$10.40	$10.08
Institutional Shares	$10.41	$10.09
Maximum Sales Charge - Class A Shares	2.00%	2.00%
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$10.63	$10.29
(a) Investments at cost	$7,549,379	$39,572,608

*	Redemption price per share varies by length of time shares are held.

See accompanying Notes to the Financial Statements.

78

Sterling Capital	Sterling Capital	Sterling Capital	Sterling Capital
North Carolina	South Carolina	Virginia	West Virginia
Intermediate	Intermediate	Intermediate	Intermediate
Tax-Free Fund	Tax-Free Fund	Tax-Free Fund	Tax-Free Fund

$180,420,979	$93,829,858	$80,851,911	$97,878,314
2,227,729	1,069,243	844,712	1,303,026
13,780	215,121	10,116	87,245
11,545	7,659	10,848	9,155
182,674,033	95,121,881	81,717,587	99,277,740

128,356	85,525	78,246	104,278
—	—	—	—
74,737	1,466,930	14,809	11,486
54,482	28,160	24,320	29,409
13,679	7,075	6,105	7,386
391	193	209	233
8,506	5,233	4,129	5,957
4,771	2,265	2,132	1,627
31,394	12,089	12,350	13,495
316,316	1,607,470	142,300	173,871
$182,357,717	$93,514,411	$81,575,287	$99,103,869

$173,406,692	$89,370,796	$77,017,858	$94,873,556
8,951,025	4,143,615	4,557,429	4,230,313
$182,357,717	$93,514,411	$81,575,287	$99,103,869

$33,010,772	$21,957,238	$17,756,636	$27,964,371
1,692,480	697,151	68,936	24,879
147,654,465	70,860,022	63,749,715	71,114,619
$182,357,717	$93,514,411	$81,575,287	$99,103,869

2,996,153	1,924,399	1,474,717	2,737,217
153,733	61,126	5,726	2,435
13,402,022	6,252,707	5,296,075	6,952,989
16,551,908	8,238,232	6,776,518	9,692,641

$11.02	$11.41	$12.04	$10.22
$11.01	$11.41	$12.04	$10.22
$11.02	$11.33	$12.04	$10.23
2.00%	2.00%	2.00%	2.00%
$11.24	$11.64	$12.29	$10.42
$171,057,362	$89,640,881	$76,421,145	$93,729,133

79

Sterling Capital Funds

Statement of Operations

For the Six Months Ended March 31, 2021 (Unaudited)

	Sterling Capital
	Behavioral Large	Sterling Capital
	Cap	Mid
	Value Equity Fund	Value Fund
Investment Income:
Dividend income	$(88,735)	$378,753
Foreign tax withholding	—	(106)
Total investment income	(88,735)	378,647
Expenses:
Investment advisory fees (See Note 5)	67,239	241,859
Administration fees (See Note 5)	13,516	32,919
Distribution fees - Class A Shares (See Note 5)	34,225	27,579
Distribution fees - Class C Shares (See Note 5)	2,138	8,210
Distribution fees - Class R Shares (See Note 5)	—	15
Compliance service fees (See Note 5)	513	622
Trustee fees	3,179	4,554
Accounting and out-of-pocket fees	2,718	1,892
Audit fees	1,827	2,487
Custodian fees	1,216	1,523
Fund accounting fees (See Note 5)	1,121	2,731
Interest expense (See Note 7)	—	—
Legal fees	3,262	4,297
Printing fees	3,750	7,262
Registration fees	11,811	23,136
Transfer agent fees (See Note 5)	7,839	24,351
Other fees	5,937	5,803
Total expenses before waivers	160,291	389,240
Less expenses waived by the Investment Advisor (See Note 5)	(30,431)	(21,068)
Less expenses waived by the Administrator (See Note 5)	—	(1,347)
Net expenses	129,860	366,825
Net investment income (loss)	(218,595)	11,822
Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	3,034,377	1,992,112
Written options	—	—
Foreign currency transactions	—	—
Change in unrealized appreciation/depreciation on:
Investments	5,227,773	23,409,608
Foreign currency transactions	—	—
Total realized and unrealized gain	8,262,150	25,401,720
Change in net assets from operations	$8,043,555	$25,413,542

See accompanying Notes to the Financial Statements.

80

			Sterling Capital
Sterling Capital	Sterling Capital	Sterling Capital	Behavioral	Sterling Capital
Behavioral Small Cap	Special	Equity	International	SMID
Value Equity Fund	Opportunities Fund	Income Fund	Equity Fund	Opportunities Fund

$730,278	$2,344,748	$20,280,093	$1,125,700	$26,767
(927)	(26,325)	(142,468)	(110,251)	(458)
729,351	2,318,423	20,137,625	1,015,449	26,309

315,026	1,942,424	4,923,857	228,222	42,041
47,447	270,353	809,619	38,492	5,433
7,597	384,815	451,279	615	6,260
496	312,258	612,504	244	7,032
552	35	4,592	—	—
767	3,976	10,479	803	279
5,784	37,222	101,482	5,648	650
5,002	8,639	22,289	11,831	575
3,394	21,726	60,247	3,252	381
2,107	14,077	37,474	16,207	327
3,938	22,413	67,144	3,189	450
—	—	—	512	4
5,843	39,209	106,987	5,982	667
7,061	48,958	127,702	6,878	719
14,807	28,494	53,228	4,617	6,261
12,794	190,324	685,997	9,576	4,358
7,048	29,944	71,014	14,636	2,003
439,663	3,354,867	8,145,894	350,704	77,440
—	(77,927)	(152,088)	(58,128)	(16,699)
(35,381)	(21,968)	(35,961)	(15,514)	—
404,282	3,254,972	7,957,845	277,062	60,741
325,069	(936,549)	12,179,780	738,387	(34,432)

12,904,279	55,470,500	36,302,184	14,367,215	1,206,743
—	—	(31,660)	—	—
—	—	—	(38,872)	—
32,442,637	89,520,193	344,193,019	1,834,320	1,669,775
—	—	—	(13,711)	—
45,346,916	144,990,693	380,463,543	16,148,952	2,876,518
$45,671,985	$144,054,144	$392,643,323	$16,887,339	$2,842,086

81

Sterling Capital Funds

Statement of Operations

For the Six Months Ended March 31, 2021 (Unaudited)

		Sterling Capital
	Sterling Capital	Stratton
	Stratton Mid Cap	Real Estate
	Value Fund	Fund
Investment Income:
Interest income	$—	$—
Dividend income	350,435	449,937
Foreign tax withholding	(2,433)	—
Total investment income	348,002	449,937
Expenses:
Investment advisory fees (See Note 5)	202,972	265,734
Administration fees (See Note 5)	27,586	41,811
Distribution fees - Class A Shares (See Note 5)	356	739
Distribution fees - Class C Shares (See Note 5)	8	909
Distribution fees - Class R Shares (See Note 5)	—	—
Compliance service fees (See Note 5)	627	1,353
Trustee fees	4,051	11,336
Accounting and out-of-pocket fees	1,737	2,654
Audit fees	2,392	7,056
Custodian fees	1,626	4,744
Fund accounting fees (See Note 5)	2,287	3,466
Interest expense (See Note 7)	—	—
Legal fees	4,300	12,380
Printing fees	4,933	12,837
Registration fees	11,553	15,726
Transfer agent fees (See Note 5)	14,885	67,770
Other fees	4,228	7,770
Total expenses before waivers	283,541	456,285
Less expenses waived by the Investment Advisor (See Note 5)	(7,999)	—
Less expenses waived by the Administrator (See Note 5)	—	(4)
Net expenses	275,542	456,281
Net investment income (loss)	72,460	(6,344)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	3,356,262	2,071,150
In-kind redemptions	—	—
Change in unrealized appreciation/depreciation on investments	13,825,850	11,731,514
Total realized and unrealized gain (loss)	17,182,112	13,802,664
Change in net assets from operations	$17,254,572	$13,796,320

See accompanying Notes to the Financial Statements.

82

Sterling Capital
Stratton	Sterling Capital	Sterling Capital	Sterling Capital	Sterling Capital
Small Cap	Ultra Short	Short Duration	Intermediate U.S.	Total Return
Value Fund	Bond Fund	Bond Fund	Government Fund	Bond Fund

$44	$220,052	$1,712,679	$156,429	$19,992,396
2,579,357	35	—	64	1,310
—	—	—	—	—
2,579,401	220,087	1,712,679	156,493	19,993,706

2,110,285	32,021	246,850	37,354	2,900,629
233,805	14,502	83,725	10,574	793,416
3,170	4,320	5,447	4,727	73,775
1,498	—	4,285	1,287	39,528
—	—	—	—	81
3,334	432	1,358	335	12,673
29,852	1,969	11,001	1,326	118,277
6,692	12,681	18,428	4,714	56,631
16,739	1,089	6,280	795	67,236
12,527	712	4,333	332	48,505
19,378	1,201	6,939	876	65,741
234	—	—	—	—
32,315	2,159	11,831	1,601	135,852
43,386	2,382	13,581	1,955	149,447
18,927	10,306	16,604	5,930	39,608
211,195	3,747	30,338	3,224	450,955
25,485	2,259	8,902	2,214	77,328
2,768,822	89,780	469,902	77,244	5,029,682
(172,457)	(34,722)	(61,821)	(20,013)	(975,303)
(1,908)	—	(1)	—	(312,219)
2,594,457	55,058	408,080	57,231	3,742,160
(15,056)	165,029	1,304,599	99,262	16,251,546

99,492,928	22,102	847,742	83,554	16,668,130
—	—	—	—	4,885,432
111,105,918	(44,885)	(852,290)	(478,972)	(63,609,502)
210,598,846	(22,783)	(4,548)	(395,418)	(42,055,940)
$210,583,790	$142,246	$1,300,051	$(296,156)	$(25,804,394)

83

Sterling Capital Funds

Statement of Operations

For the Six Months Ended March 31, 2021 (Unaudited)

	Sterling Capital	Sterling Capital
	Corporate	Quality Income
	Fund	Fund
Investment Income:
Interest income	$210,008	$389,900
Dividend income	6,530	101
Total investment income	216,538	390,001
Expenses:
Investment advisory fees (See Note 5)	22,704	67,062
Administration fees (See Note 5)	5,894	17,336
Distribution fees - Class A Shares (See Note 5)	724	43
Distribution fees - Class C Shares (See Note 5)	19	16
Compliance service fees (See Note 5)	330	453
Trustee fees	1,009	2,331
Accounting and out-of-pocket fees	9,773	11,717
Audit fees	492	1,356
Custodian fees	520	959
Fund accounting fees (See Note 5)	487	1,437
Legal fees	1,254	2,661
Printing fees	1,332	2,853
Registration fees	6,377	7,469
Transfer agent fees (See Note 5)	2,097	3,806
Other fees	2,107	2,841
Total expenses before waivers	55,119	122,340
Less expenses waived by the Investment Advisor (See Note 5)	(4,517)	(7,664)
Net expenses	50,602	114,676
Net investment income	165,936	275,325
Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	834,845	23,775
Change in unrealized appreciation/depreciation on investments	(752,989)	(505,813)
Total realized and unrealized gain (loss)	81,856	(482,038)
Change in net assets from operations	$247,792	$(206,713)

See accompanying Notes to the Financial Statements.

84

Sterling Capital	Sterling Capital	Sterling Capital	Sterling Capital
North Carolina	South Carolina	Virginia	West Virginia
Intermediate	Intermediate	Intermediate	Intermediate
Tax-Free Fund	Tax-Free Fund	Tax-Free Fund	Tax-Free Fund

$1,963,960	$1,052,298	$888,523	$1,166,832
239	125	98	162
1,964,199	1,052,423	888,621	1,166,994

317,602	161,553	143,510	169,827
82,129	41,763	37,114	43,917
42,430	22,474	21,736	34,634
11,755	4,174	3,508	1,236
1,470	807	773	874
12,075	5,824	5,362	6,307
9,970	5,859	4,955	5,389
6,908	3,429	3,066	3,600
4,820	2,268	2,136	2,473
6,806	3,462	3,075	3,639
13,700	6,131	5,762	6,763
14,921	7,018	6,656	7,744
6,943	6,730	7,607	10,572
28,583	12,055	11,753	12,020
9,000	4,867	4,732	5,234
569,112	288,414	261,745	314,229
—	—	—	—
569,112	288,414	261,745	314,229
1,395,087	764,009	626,876	852,765

—	264,304	63,489	—
(1,799,520)	(751,551)	(1,121,713)	(686,609)
(1,799,520)	(487,247)	(1,058,224)	(686,609)
$(404,433)	$276,762	$(431,348)	$166,156

85

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital
	Behavioral Large Cap
	Value Equity Fund
	For the Six	For the
	Months Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
From Investment Activities:
Operations:
Net investment income (loss)	$(218,595)	$4,594,058
Net realized gain (loss)	3,034,377	(7,619,464)
Change in unrealized appreciation/depreciation	5,227,773	(23,882,038)
Change in net assets from operations	8,043,555	(26,907,444)
Distributions to Shareholders:
Class A	(296,824)	(1,529,996)
Class C	(3,359)	(31,751)
Institutional Class	(22,257)	(319,890)
Class R	–	–
Class R6	(5)	(10,771,551)
Change in net assets from shareholder distributions	(322,445)	(12,653,188)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	(2,020,270)	(209,921,189)
Change in net assets	5,700,840	(249,481,821)
Net Assets:
Beginning of period	27,013,871	276,495,692
End of period	$32,714,711	$27,013,871

See accompanying Notes to the Financial Statements.

86

Sterling Capital		Sterling Capital		Sterling Capital
Mid		Behavioral Small Cap		Special
Value Fund		Value Equity Fund		Opportunities Fund
For the Six	For the	For the Six	For the	For the Six	For the
Months Ended	Year Ended	Months Ended	Year Ended	Months Ended	Year Ended
March 31, 2021	September 30,	March 31, 2021	September 30,	March 31, 2021	September 30,
(Unaudited)	2020	(Unaudited)	2020	(Unaudited)	2020

$11,822	$205,841	$325,069	$1,058,785	$(936,549)	$917,635
1,992,112	46,739,683	12,904,279	(15,726,803)	55,470,500	171,797,971
23,409,608	(64,433,692)	32,442,637	(10,642,628)	89,520,193	(150,860,810)
25,413,542	(17,488,168)	45,671,985	(25,310,646)	144,054,144	21,854,796

(43,324)	(1,879,928)	(40,840)	(61,349)	(3,637,292)	(16,884,047)
–	(242,428)	–	(1,205)	(940,187)	(5,356,907)
(185,412)	(4,770,709)	(73,763)	(215,820)	(2,285,619)	(14,778,572)
(2)	(455)	(1,098)	(1,536)	(14)	(4,838)
(14,498)	(39)	(851,533)	(872,270)	(713,339)	(18,960,053)
(243,236)	(6,893,559)	(967,234)	(1,152,180)	(7,576,451)	(55,984,417)

(2,089,756)	(342,919,127)	2,299,292	(136,635,943)	(46,827,009)	(460,138,495)
23,080,550	(367,300,854)	47,004,043	(163,098,769)	89,650,684	(494,268,116)

60,752,344	428,053,198	82,416,189	245,514,958	548,244,708	1,042,512,824
$83,832,894	$60,752,344	$129,420,232	$82,416,189	$637,895,392	$548,244,708

87

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital
	Equity
	Income Fund
	For the Six	For the
	Months Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
From Investment Activities:
Operations:
Net investment income (loss)	$12,179,780	$35,429,855
Net realized gain (loss)	36,270,524	40,840,818
Change in unrealized appreciation/depreciation	344,193,019	(138,683,528)
Change in net assets from operations	392,643,323	(62,412,855)
Distributions to Shareholders:
Class A	(2,410,828)	(19,225,030)
Class C	(189,933)	(7,565,163)
Institutional Class	(9,507,805)	(64,305,155)
Class R	(9,759)	(129,017)
Class R6	(492,053)	(19,852,052)
Change in net assets from shareholder distributions	(12,610,378)	(111,076,417)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	88,780,323	(109,274,630)
Change in net assets	468,813,268	(282,763,902)
Net Assets:
Beginning of period	1,555,476,988	1,838,240,890
End of period	$2,024,290,256	$1,555,476,988

See accompanying Notes to the Financial Statements.

88

Sterling Capital
Behavioral		Sterling Capital		Sterling Capital
International		SMID		Stratton Mid Cap
Equity Fund		Opportunities Fund		Value Fund
For the Six	For the	For the Six	For the	For the Six	For the
Months Ended	Year Ended	Months Ended	Year Ended	Months Ended	Year Ended
March 31, 2021	September 30,	March 31, 2021	September 30,	March 31, 2021	September 30,
(Unaudited)	2020	(Unaudited)	2020	(Unaudited)	2020

$738,387	$2,726,299	$(34,432)	$(19,698)	$72,460	$376,164
14,328,343	(18,493,337)	1,206,743	(1,227,190)	3,356,262	(210,347)
1,820,609	4,940,450	1,669,775	567,884	13,825,850	(3,504,691)
16,887,339	(10,826,588)	2,842,086	(679,004)	17,254,572	(3,338,874)

(12,833)	(15,272)	–	(158,917)	(2,009)	(3,930)
(891)	(986)	–	(58,816)	(5)	(34)
(350,947)	(484,264)	–	(253,402)	(508,437)	(2,009,020)
–	–	–	–	–	–
(2,082,632)	(2,512,099)	–	–	–	–
(2,447,303)	(3,012,621)	–	(471,135)	(510,451)	(2,012,984)

(12,559,473)	1,587,180	(636,607)	2,513,789	(3,603,093)	(2,690,807)
1,880,563	(12,252,029)	2,205,479	1,363,650	13,141,028	(8,042,665)

83,376,666	95,628,695	11,033,931	9,670,281	53,993,160	62,035,825
$85,257,229	$8,376,666	$13,239,410	$11,033,931	$67,134,188	$53,993,160

89

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital
	Stratton
	Real Estate
	Fund
	For the Six	For the
	Months Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
From Investment Activities:
Operations:
Net investment income (loss)	$(6,344)	$1,463,925
Net realized gain	2,071,150	2,508,959
Change in unrealized appreciation/depreciation	11,731,514	(13,233,054)
Change in net assets from operations	13,796,320	(9,260,170)
Distributions to Shareholders:
Class A	(14,995)	(56,366)
Class C	(4,238)	(10,328)
Institutional Class	(2,324,775)	(5,651,172)
Class R6	(133)	(9)
Change in net assets from shareholder distributions	(2,344,141)	(5,717,875)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	4,929,220	(5,370,588)
Change in net assets	16,381,399	(20,348,633)
Net Assets:
Beginning of period	85,872,603	106,221,236
End of period	$102,254,002	$85,872,603

See accompanying Notes to the Financial Statements.

90

Sterling Capital
Stratton		Sterling Capital
Small Cap		Ultra Short
Value Fund		Bond Fund
For the Six	For the	For the Six	For the
Months Ended	Year Ended	Months Ended	Year Ended
March 31, 2021	September 30,	March 31, 2021	September 30,
(Unaudited)	2020	(Unaudited)	2020

$(15,056)	$4,263,656	$165,029	$450,802
99,492,928	88,415,592	22,102	36,747
111,105,918	(231,075,150)	(44,885)	40,335
210,583,790	(138,395,902)	142,246	527,884

(354,284)	(176,450)	(17,149)	(40,911)
(42,126)	(24,177)	–	–
(74,924,281)	(64,382,924)	(178,233)	(414,182)
(527,073)	–	–	–
(75,847,764)	(64,583,551)	(195,382)	(455,093)

(63,746,734)	(279,158,884)	(6,673,698)	18,740,067
70,989,292	(482,138,337)	(6,726,834)	18,812,858

480,790,012	962,928,349	36,374,633	17,561,775
$551,779,304	$480,790,012	$29,647,799	$36,374,633

91

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital
	Short Duration
	Bond Fund
	For the Six	For the
	Months Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
From Investment Activities:
Operations:
Net investment income	$1,304,599	$3,829,034
Net realized gain	847,742	1,927,039
Change in unrealized appreciation/depreciation	(852,290)	1,039,743
Change in net assets from operations	1,300,051	6,795,816
Distributions to Shareholders:
Class A	(47,506)	(73,507)
Class C	(6,171)	(14,615)
Institutional Class	(2,183,647)	(4,361,183)
Class R	–	–
Class R6	(7)	–
Change in net assets from shareholder distributions	(2,237,331)	(4,449,305)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	16,546,996	1,459,121
Change in net assets	15,609,716	3,805,632
Net Assets:
Beginning of period	180,044,087	176,238,455
End of period	$195,653,803	$180,044,087

See accompanying Notes to the Financial Statements.

92

Sterling Capital		Sterling Capital
Intermediate U.S.		Total Return
Government Fund		Bond Fund
For the Six	For the	For the Six	For the
Months Ended	Year Ended	Months Ended	Year Ended
March 31, 2021	September 30,	March 31, 2021	September 30,
(Unaudited)	2020	(Unaudited)	2020

$99,262	$254,969	$16,251,546	$40,028,582
83,554	85,001	21,553,562	39,186,823
(478,972)	307,636	(63,609,502)	39,961,602
(296,156)	647,606	(25,804,394)	119,177,007

(35,955)	(90,704)	(1,460,783)	(1,439,572)
(1,407)	(6,038)	(168,448)	(150,558)
(203,534)	(264,844)	(27,724,391)	(30,684,940)
–	–	(761)	(867)
–	–	(16,276,223)	(14,238,201)
(240,896)	(361,586)	(45,630,606)	(46,514,138)

8,488,323	(2,958,620)	(117,667,253)	207,853,743
7,951,271	(2,672,600)	(189,102,253)	280,516,612

12,287,546	14,960,146	1,759,799,564	1,479,282,952
$20,238,817	$12,287,546	$1,570,697,311	$1,759,799,564

93

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital
	Corporate
	Fund
	For the Six	For the
	Months Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
From Investment Activities:
Operations:
Net investment income	$165,936	$596,985
Net realized gain	834,845	554,955
Change in unrealized appreciation/depreciation	(752,989)	168,387
Change in net assets from operations	247,792	1,320,327
Distributions to Shareholders:
Class A	(23,213)	(12,277)
Class C	(125)	(59)
Institutional Class	(512,125)	(584,519)
Change in net assets from shareholder distributions	(535,463)	(596,855)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	(10,825,690)	(4,864,338)
Change in net assets	(11,113,361)	(4,140,866)
Net Assets:
Beginning of period	19,011,964	23,152,830
End of period	$7,898,603	$19,011,964

See accompanying Notes to the Financial Statements.

94

		Sterling Capital
Sterling Capital		North Carolina
Quality Income		Intermediate
Fund		Tax-Free Fund
For the Six	For the	For the Six	For the
Months Ended	Year Ended	Months Ended	Year Ended
March 31, 2021	September 30,	March 31, 2021	September 30,
(Unaudited)	2020	(Unaudited)	2020

$275,325	$861,054	$1,395,087	$3,275,713
23,775	335,207	–	351,826
(505,813)	352,430	(1,799,520)	2,159,557
(206,713)	1,548,691	(404,433)	5,787,096

(342)	(498)	(228,714)	(618,328)
(19)	(233)	(7,051)	(26,263)
(420,379)	(975,676)	(1,159,322)	(2,630,444)
(420,740)	(976,407)	(1,395,087)	(3,275,035)

4,121,528	(1,150,794)	6,757,842	(6,598,839)
3,494,075	(578,510)	4,958,322	(4,086,778)

35,836,553	36,415,063	177,399,395	181,486,173
$39,330,628	$35,836,553	$182,357,717	$177,399,395

95

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital
	South Carolina
	Intermediate
	Tax-Free Fund
	For the Six	For the
	Months Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
From Investment Activities:
Operations:
Net investment income	$764,009	$1,616,031
Net realized gain	264,304	163,968
Change in unrealized appreciation/depreciation	(751,551)	1,193,350
Change in net assets from operations	276,762	2,973,349
Distributions to Shareholders:
Class A	(129,537)	(217,872)
Class C	(3,065)	(9,723)
Institutional Class	(631,407)	(1,388,129)
Change in net assets from shareholder distributions	(764,009)	(1,615,724)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	9,256,387	3,601,217
Change in net assets	8,769,140	4,958,842
Net Assets:
Beginning of period	84,745,271	79,786,429
End of period	$93,514,411	$84,745,271

See accompanying Notes to the Financial Statements.

96

Sterling Capital		Sterling Capital
Virginia		West Virginia
Intermediate		Intermediate
Tax-Free Fund		Tax-Free Fund
For the Six	For the	For the Six	For the
Months Ended	Year Ended	Months Ended	Year Ended
March 31, 2021	September 30,	March 31, 2021	September 30,
(Unaudited)	2020	(Unaudited)	2020

$626,876	$1,442,566	$852,765	$1,709,502
63,489	264,207	–	88,771
(1,121,713)	1,281,687	(686,609)	1,420,110
(431,348)	2,988,460	166,156	3,218,383

(158,339)	(288,025)	(236,450)	(526,269)
(3,910)	(7,450)	(1,222)	(3,932)
(662,363)	(1,147,072)	(675,869)	(1,253,906)
(824,612)	(1,442,547)	(913,541)	(1,784,107)

1,777,943	1,578,521	4,054,302	18,286,559
521,983	3,124,434	3,306,917	19,720,835

81,053,304	77,928,870	95,796,952	76,076,117
$81,575,287	$81,053,304	$99,103,869	$95,796,952

97

Sterling Capital Funds

Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2021 (Unaudited)	$16.72	(0.14)	5.27	5.13	(0.21)	—	—	(0.21)
Year Ended September 30, 2020	$19.49	0.36	(2.07)	(1.71)	(0.48)	(0.58)	—	(1.06)
Year Ended September 30, 2019	$22.30	0.39	(1.07)	(0.68)	(0.38)	(1.75)	—	(2.13)
Year Ended September 30, 2018	$20.71	0.31	1.91	2.22	(0.44)	(0.19)	—	(0.63)
Year Ended September 30, 2017	$17.68	0.36	2.97	3.33	(0.30)	—	—	(0.30)
Year Ended September 30, 2016	$16.53	0.27	1.15	1.42	(0.27)	—	—	(0.27)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2021 (Unaudited)	$13.99	(0.01)	5.97	5.96	(0.03)	—	—	(0.03)
Year Ended September 30, 2020	$16.10	0.02	(0.80)	(0.78)	(0.20)	(1.13)	—	(1.33)
Year Ended September 30, 2019	$19.08	0.05	(0.77)	(0.72)	—	(2.26)	—	(2.26)
Year Ended September 30, 2018	$18.72	(0.03)	1.23	1.20	—	(0.84)	—	(0.84)
Year Ended September 30, 2017	$16.71	(0.02)	2.56	2.54	—	(0.53)	—	(0.53)
Year Ended September 30, 2016	$17.97	0.02	2.06	2.08	—	(3.34)	—	(3.34)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2021 (Unaudited)	$11.83	0.03	6.48	6.51	(0.10)	—	—	(0.10)
Year Ended September 30, 2020	$14.54	0.10	(2.67)	(2.57)	(0.14)	—	—	(0.14)
Year Ended September 30, 2019	$18.65	0.17	(2.07)	(1.90)	(0.23)	(1.98)	—	(2.21)
Year Ended September 30, 2018	$18.39	0.17	0.86	1.03	(0.12)	(0.65)	—	(0.77)
Year Ended September 30, 2017	$15.19	0.12	3.17	3.29	(0.09)	—	—	(0.09)
Year Ended September 30, 2016	$14.04	0.18	1.15	1.33	(0.17)	(0.01)	—	(0.18)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2021 (Unaudited)	$24.67	(0.05)	6.79	6.74	—	(0.33)	—	(0.33)
Year Ended September 30, 2020	$24.63	(0.01)	1.38	1.37	—	(1.33)	—	(1.33)
Year Ended September 30, 2019	$26.37	0.02	0.10	0.12	—	(1.86)	—	(1.86)
Year Ended September 30, 2018	$24.51	0.01	3.93	3.94	(0.14)	(1.94)	—	(2.08)
Year Ended September 30, 2017	$21.53	0.02	3.37	3.39	—	(0.41)	—	(0.41)
Year Ended September 30, 2016	$22.96	—	1.88	1.88	—	(3.31)	—	(3.31)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2021 (Unaudited)	$20.04	0.14	4.80	4.94	(0.14)	—	—	(0.14)
Year Ended September 30, 2020	$21.27	0.36	(0.39)	(0.03)	(0.36)	(0.84)	—	(1.20)
Year Ended September 30, 2019	$21.55	0.39	1.23	1.62	(0.38)	(1.52)	—	(1.90)
Year Ended September 30, 2018	$20.84	0.34	2.66	3.00	(0.34)	(1.95)	—	(2.29)
Year Ended September 30, 2017	$18.30	0.34	2.59	2.93	(0.37)	(0.02)	—	(0.39)
Year Ended September 30, 2016	$17.35	0.31	2.05	2.36	(0.31)	(1.10)	—	(1.41)

*	During the periods certain fees were waived (See Note 5). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying Notes to the Financial Statements.

98

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$21.64	30.88%	$30,221	0.88%	(1.50)%	1.08%	77.50%
$16.72	(9.15)%	$24,497	0.89%	2.00%	0.96%	167.34%
$19.49	(2.34)%	$28,548	0.89%	2.04%	0.89%	142.59%
$22.30	10.87%	$33,126	0.87%	1.44%	0.87%	127.89%
$20.71	18.94%	$33,358	0.89%	1.87%	0.89%	144.85%
$17.68	8.66%	$30,159	1.01%	1.58%	1.15%	145.53%

$19.92	42.67%	$24,542	1.16%	(0.12)%	1.22%	20.31%
$13.99	(5.76)%	$18,851	1.13%	0.13%	1.26%	28.77%
$16.10	(2.80)%	$23,013	1.18%	0.29%	1.18%	26.62%
$19.08	6.54%	$30,857	1.17%	(0.16)%	1.17%	34.62%
$18.72	15.42%	$33,503	1.15%	(0.09)%	1.15%	24.83%
$16.71	13.07%	$31,625	1.18%	0.15%	1.18%	25.45%

$18.24	55.12%	$7,289	1.07%	0.34%	1.07%	56.57%
$11.83	(17.84)%	$4,948	1.06%	0.81%	1.08%	119.76%
$14.54	(9.57)%	$6,599	1.05%	1.17%	1.05%	124.82%
$18.65	5.69%	$8,711	1.03%	0.91%	1.03%	89.85%
$18.39	21.65%	$9,281	1.05%	0.72%	1.10%	109.05%
$15.19	9.52%	$8,714	1.13%	1.29%	1.21%	120.42%

$31.08	27.50%	$339,147	1.11%	(0.34)%	1.14%	15.44%
$24.67	5.55%	$276,975	1.11%	(0.04)%	1.11%	17.50%
$24.63	1.21%	$322,003	1.11%	0.06%	1.11%	17.31%
$26.37	17.16%	$334,687	1.11%	0.05%	1.11%	22.78%
$24.51	15.97%	$343,873	1.12%	0.07%	1.12%	18.92%
$21.53	8.57%	$351,467	1.17%	0.02%	1.22%	27.32%

$24.84	24.69%	$431,042	1.02%	1.22%	1.04%	7.63%
$20.04	(0.10)%	$320,255	1.03%	1.79%	1.03%	33.60%
$21.27	8.48%	$338,293	1.02%	1.92%	1.02%	23.20%
$21.55	15.28%	$316,245	1.02%	1.66%	1.02%	19.49%
$20.84	16.19%	$348,427	1.03%	1.78%	1.03%	16.93%
$18.30	14.50%	$467,470	1.21%	1.78%	1.21%	20.64%
99

Sterling Capital Funds

Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2021 (Unaudited)	$8.14	0.07	1.63	1.70	(0.23)	—	—	(0.23)
Year Ended September 30, 2020	$9.48	0.24	(1.30)	(1.06)	(0.28)	—	—	(0.28)
Year Ended September 30, 2019	$11.17	0.31	(1.31)	(1.00)	(0.29)	(0.40)	—	(0.69)
Year Ended September 30, 2018	$11.75	0.37	(0.52)	(0.15)	(0.32)	(0.11)	—	(0.43)
Year Ended September 30, 2017	$9.68	0.25	1.96	2.21	(0.14)	—	—	(0.14)
Year Ended September 30, 2016	$9.22	0.21	0.46	0.67	(0.21)	—	—	(0.21)
Sterling Capital SMID Opportunities Fund
Six Months Ended March 31, 2021 (Unaudited)	$12.45	(0.04)	3.41	3.37	—	—	—	—
Year Ended September 30, 2020	$13.24	(0.03)	(0.13)	(0.16)	—	(0.63)	—	(0.63)
Year Ended September 30, 2019	$12.44	(0.02)	0.82	0.80	—	—	—	—
Year Ended September 30, 2018	$11.75	(0.05)	0.98	0.93	(0.06)	(0.18)	—	(0.24)
October 3, 2016 to September 30, 2017(d)	$10.00	— (e)	1.76	1.76	(0.01)	—	—	(0.01)
Sterling Capital Stratton Mid Cap Value Fund
Six Months Ended March 31, 2021 (Unaudited)	$58.67	— (e)	19.21	19.21	(0.24)	(0.23)	—	(0.47)
Year Ended September 30, 2020	$64.04	0.25	(3.65)	(3.40)	(0.46)	(1.51)	—	(1.97)
Year Ended September 30, 2019	$68.74	0.30	0.17	0.47	(0.15)	(5.02)	—	(5.17)
Year Ended September 30, 2018	$66.23	0.10	4.85	4.95	(0.15)	(2.29)	—	(2.44)
Year Ended September 30, 2017	$55.87	0.02	10.65	10.67	(0.04)	(0.27)	—	(0.31)
Year Ended September 30, 2016	$52.55	(0.02)	3.34	3.32	—	—	—	—
Sterling Capital Stratton Real Estate Fund
Six Months Ended March 31, 2021 (Unaudited)	$36.61	(0.05)	5.78	5.73	(0.16)	(0.82)	—	(0.98)
Year Ended September 30, 2020	$42.28	0.25	(3.72)	(3.47)	(0.68)	(1.52)	—	(2.20)
Year Ended September 30, 2019	$37.57	0.75	5.98	6.73	(0.78)	(1.24)	—	(2.02)
Year Ended September 30, 2018	$37.04	0.74	1.50	2.24	(0.49)	(1.22)	—	(1.71)
Year Ended September 30, 2017	$39.67	0.75	(0.54)	0.21	(1.09)	(1.75)	—	(2.84)
Year Ended September 30, 2016	$36.00	0.57	3.58	4.15	(0.48)	—	—	(0.48)
Sterling Capital Stratton Small Cap Value Fund
Six Months Ended March 31, 2021 (Unaudited)	$63.67	(0.12)	29.65	29.53	(0.25)	(11.22)	—	(11.47)
Year Ended September 30, 2020	$78.00	0.25	(9.36)	(9.11)	(0.29)	(4.93)	—	(5.22)
Year Ended September 30, 2019	$88.73	0.32	(5.00)	(4.68)	(0.15)	(5.90)	—	(6.05)
Year Ended September 30, 2018	$89.91	0.12	6.49	6.61	(0.10)	(7.69)	—	(7.79)
Year Ended September 30, 2017	$78.34	— (e)	15.72	15.72	(0.05)	(4.10)	—	(4.15)
November 16, 2015 to September 30, 2016(d)	$69.90	(0.02)	8.46	8.44	—	—	—	—
Sterling Capital Ultra Short Bond Fund
Six Months Ended March 31, 2021 (Unaudited)	$9.82	0.04	(0.01)	0.03	(0.05)	—	—	(0.05)
Year Ended September 30, 2020	$9.78	0.17	0.04	0.21	(0.17)	—	—	(0.17)
Year Ended September 30, 2019	$9.75	0.23	0.03	0.26	(0.23)	—	—	(0.23)
Year Ended September 30, 2018	$9.79	0.14	(0.02)	0.12	(0.16)	—	—	(0.16)
Year Ended September 30, 2017	$9.82	0.07	0.03	0.10	(0.13)	—	—	(0.13)
Year Ended September 30, 2016	$9.87	0.07	0.03	0.10	(0.15)	—	—	(0.15)

*	During the periods certain fees were waived (See Note 5). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.
(e)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

100

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$9.61	21.06%	$553	0.94%	1.59%	1.07%	117.05%
$8.14	(11.76)%	$426	0.88%	2.81%	1.08%	164.02%
$9.48	(8.72)%	$537	0.94%	3.16%	1.14%	97.74%
$11.17	(1.47)%	$828	0.90%	3.17%	1.10%	96.65%
$11.75	23.19%	$510	0.93%	2.38%	1.19%	91.65%
$9.68	7.24%	$354	1.05%	2.26%	1.36%	125.35%

$15.82	26.99%	$5,565	1.04%	(0.60)%	1.32%	21.31%
$12.45	(1.54)%	$4,425	1.04%	(0.22)%	1.34%	60.03%
$13.24	6.43%	$3,097	1.04%	(0.18)%	1.45%	45.11%
$12.44	8.07%	$2,870	1.04%	(0.39)%	1.29%	45.64%
$11.75	17.59%	$4,038	1.04%	(0.03)%	1.66%	37.97%

$77.41	32.87%	$336	1.15%	0.01%	1.18%	3.47%
$58.67	(5.63)%	$145	1.16%	0.42%	1.19%	9.21%
$64.04	1.72%	$126	1.20%	0.50%	1.20%	6.75%
$68.74	7.54%	$107	1.20%	0.15%	1.20%	14.47%
$66.23	19.16%	$108	1.16%	0.03%	1.16%	12.19%
$55.87	6.32%	$19	1.20%	(0.04)%	1.22%	11.16%

$41.36	15.86%	$679	1.23%	(0.27)%	1.23%	7.72%
$36.61	(8.33)%	$537	1.08%	0.67%	1.08%	19.58%
$42.28	18.76%	$800	1.07%	1.92%	1.07%	14.56%
$37.57	6.17%	$398	1.07%	2.04%	1.07%	8.34%
$37.04	0.90%	$302	1.04%	2.03%	1.05%	13.52%
$39.67	11.50%	$115	1.08%	1.93%	1.11%	18.43%

$81.73	50.08%	$3,106	1.26%	(0.32)%	1.32%	4.66%
$63.67	(12.81)%	$2,048	1.25%	0.37%	1.33%	8.33%
$78.00	(4.79)%	$2,775	1.28%	0.42%	1.33%	8.60%
$88.73	7.71%	$2,160	1.28%	0.14%	1.32%	15.51%
$89.91	20.43%	$529	1.31%	0.01%	1.31%	7.04%
$78.34	12.07%	$87	1.33%	(0.04)%	1.33%	3.42%

$9.80	0.29%	$4,255	0.56%	0.79%	0.79%	22.74%
$9.82	2.20%	$2,675	0.63%	1.73%	0.81%	43.45%
$9.78	2.70%	$2,219	0.68%	2.39%	0.79%	103.69%
$9.75	1.20%	$5,074	0.66%	1.39%	0.76%	74.56%
$9.79	1.00%	$4,663	0.68%	0.71%	0.78%	59.57%
$9.82	0.99%	$6,250	0.71%	0.72%	0.80%	43.02%
101

Sterling Capital Funds

Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2021 (Unaudited)	$8.78	0.05	0.01	0.06	(0.10)	—	—	(0.10)
Year Ended September 30, 2020	$8.65	0.17	0.16	0.33	(0.20)	—	—	(0.20)
Year Ended September 30, 2019	$8.52	0.21	0.15	0.36	(0.23)	—	—	(0.23)
Year Ended September 30, 2018	$8.69	0.16	(0.11)	0.05	(0.22)	—	—	(0.22)
Year Ended September 30, 2017	$8.81	0.10	(0.01)	0.09	(0.21)	—	—	(0.21)
Year Ended September 30, 2016	$8.86	0.10	0.07	0.17	(0.22)	—	—	(0.22)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2021 (Unaudited)	$10.13	0.03	(0.19)	(0.16)	(0.10)	—	—	(0.10)
Year Ended September 30, 2020	$9.92	0.17	0.29	0.46	(0.25)	—	—	(0.25)
Year Ended September 30, 2019	$9.48	0.21	0.47	0.68	(0.24)	—	—	(0.24)
Year Ended September 30, 2018	$9.91	0.17	(0.34)	(0.17)	(0.26)	—	—	(0.26)
Year Ended September 30, 2017	$10.24	0.15	(0.27)	(0.12)	(0.21)	—	—	(0.21)
Year Ended September 30, 2016	$10.18	0.13	0.11	0.24	(0.18)	—	—	(0.18)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2021 (Unaudited)	$11.38	0.09	(0.26)	(0.17)	(0.13)	(0.15)	—	(0.28)
Year Ended September 30, 2020	$10.88	0.24	0.55	0.79	(0.29)	— (d)	—	(0.29)
Year Ended September 30, 2019	$10.20	0.30	0.69	0.99	(0.31)	—	—	(0.31)
Year Ended September 30, 2018	$10.59	0.27	(0.36)	(0.09)	(0.30)	—	—	(0.30)
Year Ended September 30, 2017	$10.81	0.23	(0.15)	0.08	(0.30)	—	—	(0.30)
Year Ended September 30, 2016	$10.53	0.26	0.34	0.60	(0.32)	—	—	(0.32)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2021 (Unaudited)	$10.78	0.12	(0.06)	0.06	(0.12)	(0.30)	—	(0.42)
Year Ended September 30, 2020	$10.38	0.27	0.40	0.67	(0.27)	—	—	(0.27)
Year Ended September 30, 2019	$9.81	0.30	0.57	0.87	(0.30)	—	—	(0.30)
Year Ended September 30, 2018	$10.25	0.29	(0.37)	(0.08)	(0.29)	(0.07)	—	(0.36)
Year Ended September 30, 2017	$10.37	0.29	(0.08)	0.21	(0.29)	(0.04)	—	(0.33)
Year Ended September 30, 2016	$10.10	0.28	0.27	0.55	(0.28)	—	—	(0.28)
Sterling Capital Quality Income Fund
Six Months Ended March 31, 2021 (Unaudited)	$10.25	0.06	(0.13)	(0.07)	(0.10)	—	—	(0.10)
Year Ended September 30, 2020	$10.09	0.21	0.20	0.41	(0.25)	—	—	(0.25)
Year Ended September 30, 2019	$9.60	0.28	0.49	0.77	(0.28)	—	—	(0.28)
Year Ended September 30, 2018	$9.94	0.25	(0.31)	(0.06)	(0.28)	—	—	(0.28)
Year Ended September 30, 2017	$10.10	0.21	(0.12)	0.09	(0.25)	—	—	(0.25)
Year Ended September 30, 2016	$9.98	0.19	0.16	0.35	(0.23)	—	—	(0.23)

*	During the periods certain fees were waived (See Note 5). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

102

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$8.74	0.63%	$4,604	0.68%	1.17%	0.75%	20.03%
$8.78	3.86%	$4,260	0.67%	1.93%	0.77%	64.69%
$8.65	4.29%	$3,197	0.68%	2.44%	0.78%	78.58%
$8.52	0.55%	$4,393	0.68%	1.84%	0.78%	62.02%
$8.69	1.02%	$5,746	0.70%	1.11%	0.80%	78.77%
$8.81	1.98%	$7,332	0.74%	1.09%	0.81%	54.68%

$9.87	(1.63)%	$3,653	0.69%	0.68%	0.86%	66.33%
$10.13	4.66%	$3,930	0.79%	1.68%	0.95%	47.36%
$9.92	7.27%	$3,531	0.81%	2.12%	0.91%	40.13%
$9.48	(1.73)%	$4,350	0.91%	1.73%	0.92%	40.85%
$9.91	(1.20)%	$5,418	0.87%	1.54%	0.91%	32.44%
$10.24	2.37%	$7,066	0.85%	1.24%	0.97%	49.39%

$10.93	(1.55)%	$60,396	0.70%	1.58%	0.81%	23.76%
$11.38	7.33%	$57,202	0.70%	2.20%	0.82%	59.59%
$10.88	9.90%	$55,513	0.70%	2.87%	0.83%	79.40%
$10.20	(0.90)%	$68,982	0.70%	2.56%	0.82%	62.28%
$10.59	0.75%	$72,030	0.72%	2.13%	0.82%	64.07%
$10.81	5.84%	$70,257	0.74%	2.42%	0.84%	65.47%

$10.42	0.55%	$595	1.04%	2.35%	1.13%	25.29%
$10.78	6.56%	$490	0.92%	2.57%	0.94%	52.28%
$10.38	9.01%	$498	0.93%	2.98%	0.95%	82.23%
$9.81	(0.80)%	$440	0.89%	2.94%	0.89%	66.82%
$10.25	2.07%	$372	0.88%	2.84%	0.88%	78.79%
$10.37	5.55%	$441	0.89%	2.77%	0.89%	83.88%

$10.08	(0.70)%	$38	0.84%	1.22%	0.88%	25.91%
$10.25	4.07%	$25	0.84%	2.06%	0.88%	35.96%
$10.09	8.13%	$20	0.85%	2.90%	0.89%	17.58%
$9.60	(0.63)%	$18	0.83%	2.54%	0.87%	19.17%
$9.94	0.89%	$94	0.85%	2.06%	0.89%	34.72%
$10.10	3.60%	$377	0.84%	1.89%	0.88%	43.63%
103

Sterling Capital Funds

Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2021 (Unaudited)	$11.12	0.07	(0.10)	(0.03)	(0.07)	—	—	(0.07)
Year Ended September 30, 2020	$10.91	0.18	0.21	0.39	(0.18)	—	—	(0.18)
Year Ended September 30, 2019	$10.43	0.23	0.48	0.71	(0.23)	—	—	(0.23)
Year Ended September 30, 2018	$10.78	0.24	(0.35)	(0.11)	(0.24)	—	—	(0.24)
Year Ended September 30, 2017	$11.08	0.23	(0.27)	(0.04)	(0.22)	(0.04)	—	(0.26)
Year Ended September 30, 2016	$10.97	0.23	0.17	0.40	(0.23)	(0.06)	—	(0.29)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2021 (Unaudited)	$11.47	0.08	(0.06)	0.02	(0.08)	—	—	(0.08)
Year Ended September 30, 2020	$11.27	0.20	0.20	0.40	(0.20)	—	—	(0.20)
Year Ended September 30, 2019	$10.77	0.21	0.50	0.71	(0.21)	—	—	(0.21)
Year Ended September 30, 2018	$11.10	0.20	(0.33)	(0.13)	(0.20)	—	—	(0.20)
Year Ended September 30, 2017	$11.30	0.20	(0.20)	—	(0.20)	—	—	(0.20)
Year Ended September 30, 2016	$11.14	0.20	0.20	0.40	(0.20)	(0.04)	—	(0.24)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2021 (Unaudited)	$12.23	0.08	(0.16)	(0.08)	(0.08)	(0.03)	—	(0.11)
Year Ended September 30, 2020	$11.98	0.20	0.25	0.45	(0.20)	—	—	(0.20)
Year Ended September 30, 2019	$11.40	0.23	0.58	0.81	(0.23)	—	—	(0.23)
Year Ended September 30, 2018	$11.76	0.23	(0.36)	(0.13)	(0.23)	—	—	(0.23)
Year Ended September 30, 2017	$12.13	0.23	(0.28)	(0.05)	(0.23)	(0.09)	—	(0.32)
Year Ended September 30, 2016	$11.98	0.24	0.19	0.43	(0.24)	(0.04)	—	(0.28)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2021 (Unaudited)	$10.29	0.08	(0.06)	0.02	(0.08)	(0.01)	—	(0.09)
Year Ended September 30, 2020	$10.12	0.19	0.18	0.37	(0.19)	(0.01)	—	(0.20)
Year Ended September 30, 2019	$9.72	0.22	0.42	0.64	(0.22)	(0.02)	—	(0.24)
Year Ended September 30, 2018	$10.04	0.21	(0.31)	(0.10)	(0.21)	(0.01)	—	(0.22)
Year Ended September 30, 2017	$10.27	0.21	(0.18)	0.03	(0.21)	(0.05)	—	(0.26)
Year Ended September 30, 2016	$10.14	0.21	0.18	0.39	(0.21)	(0.05)	—	(0.26)

*	During the periods certain fees were waived (See Note 5). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying Notes to the Financial Statements.

104

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$11.02	(0.23)%	$33,011	0.82%	1.35%	0.82%	1.92%
$11.12	3.64%	$33,648	0.79%	1.68%	0.79%	17.06%
$10.91	6.84%	$38,587	0.80%	2.12%	0.80%	33.12%
$10.43	(1.06)%	$36,857	0.79%	2.23%	0.79%	22.06%
$10.78	(0.31)%	$45,357	0.79%	2.09%	0.83%	25.92%
$11.08	3.69%	$52,130	0.80%	2.08%	0.90%	10.05%

$11.41	0.21%	$21,957	0.82%	1.44%	0.82%	6.03%
$11.47	3.58%	$11,926	0.81%	1.76%	0.81%	4.84%
$11.27	6.62%	$12,478	0.81%	1.88%	0.81%	23.84%
$10.77	(1.15)%	$13,864	0.80%	1.85%	0.80%	27.71%
$11.10	0.01%	$15,832	0.81%	1.78%	0.84%	31.17%
$11.30	3.59%	$18,683	0.82%	1.78%	0.92%	2.69%

$12.04	(0.65)%	$17,757	0.83%	1.34%	0.83%	5.79%
$12.23	3.80%	$17,446	0.81%	1.67%	0.81%	15.44%
$11.98	7.13%	$17,795	0.81%	1.94%	0.81%	24.57%
$11.40	(1.14)%	$20,842	0.80%	1.96%	0.80%	21.08%
$11.76	(0.39)%	$27,481	0.80%	1.93%	0.84%	23.25%
$12.13	3.65%	$34,691	0.81%	1.99%	0.91%	16.18%

$10.22	0.17%	$27,964	0.82%	1.58%	0.82%	0.14%
$10.29	3.66%	$27,866	0.81%	1.84%	0.81%	3.28%
$10.12	6.59%	$22,389	0.81%	2.18%	0.81%	33.73%
$9.72	(0.98)%	$23,833	0.80%	2.14%	0.80%	17.53%
$10.04	0.28%	$30,134	0.81%	2.08%	0.85%	21.00%
$10.27	3.92%	$37,720	0.82%	2.05%	0.92%	11.31%
105

Sterling Capital Funds

Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2021 (Unaudited)	$16.17	(0.10)	4.99	4.89	(0.17)	—	—	(0.17)
Year Ended September 30, 2020	$18.88	0.21	(1.99)	(1.78)	(0.35)	(0.58)	—	(0.93)
Year Ended September 30, 2019	$21.67	0.24	(1.04)	(0.80)	(0.24)	(1.75)	—	(1.99)
Year Ended September 30, 2018	$20.13	0.15	1.86	2.01	(0.28)	(0.19)	—	(0.47)
Year Ended September 30, 2017	$17.20	0.21	2.87	3.08	(0.15)	—	—	(0.15)
Year Ended September 30, 2016	$16.09	0.14	1.12	1.26	(0.15)	—	—	(0.15)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2021 (Unaudited)	$11.85	(0.06)	5.05	4.99	—	—	—	—
Year Ended September 30, 2020	$13.83	(0.07)	(0.68)	(0.75)	(0.10)	(1.13)	—	(1.23)
Year Ended September 30, 2019	$16.86	(0.07)	(0.70)	(0.77)	—	(2.26)	—	(2.26)
Year Ended September 30, 2018	$16.76	(0.15)	1.09	0.94	—	(0.84)	—	(0.84)
Year Ended September 30, 2017	$15.12	(0.14)	2.31	2.17	—	(0.53)	—	(0.53)
Year Ended September 30, 2016	$16.67	(0.09)	1.88	1.79	—	(3.34)	—	(3.34)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2021 (Unaudited)	$11.28	— (d)	6.17	6.17	—	—	—	—
Year Ended September 30, 2020	$13.94	0.01	(2.56)	(2.55)	(0.11)	—	—	(0.11)
Year Ended September 30, 2019	$17.89	0.06	(1.98)	(1.92)	(0.05)	(1.98)	—	(2.03)
Year Ended September 30, 2018	$17.69	0.03	0.82	0.85	—	(0.65)	—	(0.65)
Year Ended September 30, 2017	$14.70	(0.02)	3.07	3.05	(0.06)	—	—	(0.06)
Year Ended September 30, 2016	$13.60	0.07	1.11	1.18	(0.07)	(0.01)	—	(0.08)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2021 (Unaudited)	$19.67	(0.12)	5.40	5.28	—	(0.33)	—	(0.33)
Year Ended September 30, 2020	$20.04	(0.15)	1.11	0.96	—	(1.33)	—	(1.33)
Year Ended September 30, 2019	$21.98	(0.14)	0.06	(0.08)	—	(1.86)	—	(1.86)
Year Ended September 30, 2018	$20.88	(0.14)	3.29	3.15	(0.11)	(1.94)	—	(2.05)
Year Ended September 30, 2017	$18.54	(0.13)	2.88	2.75	—	(0.41)	—	(0.41)
Year Ended September 30, 2016	$20.34	(0.14)	1.65	1.51	—	(3.31)	—	(3.31)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2021 (Unaudited)	$19.83	0.05	4.76	4.81	(0.04)	—	—	(0.04)
Year Ended September 30, 2020	$21.05	0.21	(0.38)	(0.17)	(0.21)	(0.84)	—	(1.05)
Year Ended September 30, 2019	$21.34	0.24	1.21	1.45	(0.22)	(1.52)	—	(1.74)
Year Ended September 30, 2018	$20.66	0.19	2.62	2.81	(0.18)	(1.95)	—	(2.13)
Year Ended September 30, 2017	$18.14	0.20	2.56	2.76	(0.22)	(0.02)	—	(0.24)
Year Ended September 30, 2016	$17.21	0.18	2.03	2.21	(0.18)	(1.10)	—	(1.28)
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2021 (Unaudited)	$8.06	0.04	1.61	1.65	(0.16)	—	—	(0.16)
Year Ended September 30, 2020	$9.37	0.18	(1.31)	(1.13)	(0.18)	—	—	(0.18)
Year Ended September 30, 2019	$11.06	0.26	(1.33)	(1.07)	(0.22)	(0.40)	—	(0.62)
Year Ended September 30, 2018	$11.64	0.25	(0.48)	(0.23)	(0.24)	(0.11)	—	(0.35)
Year Ended September 30, 2017	$9.62	0.15	1.96	2.11	(0.09)	—	—	(0.09)
Year Ended September 30, 2016	$9.18	0.17	0.42	0.59	(0.15)	—	—	(0.15)

*	During the periods certain fees were waived (See Note 5). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

106

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$20.89	30.38%	$302	1.63%	(1.06)%	1.90%	77.50%
$16.17	(9.81)%	$567	1.64%	1.26%	1.71%	167.34%
$18.88	(3.08)%	$634	1.64%	1.29%	1.64%	142.59%
$21.67	10.11%	$887	1.62%	0.69%	1.62%	127.89%
$20.13	18.00%	$966	1.64%	1.12%	1.64%	144.85%
$17.20	7.87%	$919	1.76%	0.81%	1.90%	145.53%

$16.84	42.11%	$1,500	1.91%	(0.89)%	1.97%	20.31%
$11.85	(6.46)%	$1,584	1.88%	(0.61)%	2.02%	28.77%
$13.83	(3.52)%	$2,826	1.93%	(0.46)%	1.93%	26.62%
$16.86	5.72%	$4,097	1.92%	(0.91)%	1.92%	34.62%
$16.76	14.58%	$4,363	1.90%	(0.87)%	1.90%	24.83%
$15.12	12.22%	$5,282	1.93%	(0.61)%	1.93%	24.45%

$17.45	54.70%	$41	1.82%	0.00%	1.82%	56.57%
$11.28	(18.47)%	$100	1.81%	0.05%	1.83%	119.76%
$13.94	(10.28)%	$150	1.80%	0.43%	1.80%	124.82%
$17.89	4.88%	$180	1.78%	0.17%	1.78%	89.85%
$17.69	20.73%	$191	1.80%	(0.10)%	1.85%	109.05%
$14.70	8.68%	$364	1.88%	0.52%	1.98%	120.42%

$24.62	27.06%	$57,357	1.86%	(1.09)%	1.89%	15.44%
$19.67	4.73%	$60,777	1.86%	(0.79)%	1.86%	17.50%
$20.04	0.48%	$83,451	1.86%	(0.71)%	1.86%	17.31%
$21.98	16.27%	$144,100	1.86%	(0.70)%	1.86%	22.78%
$20.88	15.08%	$149,892	1.87%	(0.68)%	1.87%	18.92%
$18.54	7.76%	$181,061	1.92%	(0.73)%	1.97%	27.32%

$24.60	24.27%	$94,103	1.77%	0.49%	1.79%	7.63%
$19.83	(0.85)%	$119,475	1.77%	1.04%	1.78%	33.60%
$21.05	7.66%	$158,353	1.77%	1.17%	1.77%	23.20%
$21.34	14.41%	$207,659	1.77%	0.91%	1.77%	19.49%
$20.66	15.36%	$234,108	1.78%	1.03%	1.78%	16.93%
$18.14	13.66%	$271,598	1.96%	1.03%	1.96%	20.64%

$9.55	20.67%	$53	1.69%	0.80%	1.82%	117.05%
$8.06	(12.41)%	$44	1.63%	2.03%	1.83%	164.02%
$9.37	(9.44)%	$63	1.69%	2.68%	1.89%	97.74%
$11.06	(2.18)%	$61	1.65%	2.15%	1.85%	96.65%
$11.64	22.19%	$59	1.68%	1.44%	1.94%	91.65%
$9.62	6.38%	$47	1.80%	1.83%	2.13%	125.35%
107

Sterling Capital Funds

Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital SMID Opportunities Fund
Six Months Ended March 31, 2021 (Unaudited)	$12.12	(0.09)	3.31	3.22	—	—	—	—
Year Ended September 30, 2020	$12.99	(0.11)	(0.13)	(0.24)	—	(0.63)	—	(0.63)
Year Ended September 30, 2019	$12.30	(0.11)	0.80	0.69	—	—	—	—
Year Ended September 30, 2018	$11.67	(0.13)	0.96	0.83	(0.02)	(0.18)	—	(0.20)
October 3, 2016 to September 30, 2017(d)	$10.00	(0.09)	1.76	1.67	—	—	—	—
Sterling Capital Stratton Mid Cap Value Fund
Six Months Ended March 31, 2021 (Unaudited)	$57.24	(0.21)	18.75	18.54	—	(0.23)	—	(0.23)
Year Ended September 30, 2020	$62.48	(0.12)	(3.60)	(3.72)	(0.01)	(1.51)	—	(1.52)
Year Ended September 30, 2019	$67.46	(0.12)	0.16	0.04	—	(5.02)	—	(5.02)
Year Ended September 30, 2018	$65.40	(0.42)	4.77	4.35	—	(2.29)	—	(2.29)
Year Ended September 30, 2017	$55.55	(0.41)	10.53	10.12	—	(0.27)	—	(0.27)
Year Ended September 30, 2016	$52.54	(0.32)	3.33	3.01	—	—	—	—
Sterling Capital Stratton Real Estate Fund
Six Months Ended March 31, 2021 (Unaudited)	$36.33	(0.16)	5.70	5.54	(0.09)	(0.82)	—	(0.91)
Year Ended September 30, 2020	$42.06	0.22	(3.94)	(3.72)	(0.49)	(1.52)	—	(2.01)
Year Ended September 30, 2019	$37.40	0.42	5.99	6.41	(0.51)	(1.24)	—	(1.75)
Year Ended September 30, 2018	$36.91	0.51	1.45	1.96	(0.25)	(1.22)	—	(1.47)
Year Ended September 30, 2017	$39.50	0.43	(0.49)	(0.06)	(0.78)	(1.75)	—	(2.53)
Year Ended September 30, 2016	$35.97	0.34	3.58	3.92	(0.39)	—	—	(0.39)
Sterling Capital Stratton Small Cap Value Fund
Six Months Ended March 31, 2021 (Unaudited)	$61.56	(0.37)	28.56	28.19	—	(11.22)	—	(11.22)
Year Ended September 30, 2020	$75.87	(0.24)	(9.11)	(9.35)	(0.03)	(4.93)	—	(4.96)
Year Ended September 30, 2019	$86.92	(0.19)	(4.96)	(5.15)	—	(5.90)	—	(5.90)
Year Ended September 30, 2018	$88.75	(0.62)	6.48	5.86	—	(7.69)	—	(7.69)
Year Ended September 30, 2017	$77.88	(0.64)	15.61	14.97	—	(4.10)	—	(4.10)
November 16, 2015 to September 30, 2016(d)	$69.88	(0.41)	8.41	8.00	—	—	—	—
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2021 (Unaudited)	$8.77	0.02	— (e)	0.02	(0.06)	—	—	(0.06)
Year Ended September 30, 2020	$8.64	0.11	0.15	0.26	(0.13)	—	—	(0.13)
Year Ended September 30, 2019	$8.51	0.14	0.16	0.30	(0.17)	—	—	(0.17)
Year Ended September 30, 2018	$8.69	0.09	(0.12)	(0.03)	(0.15)	—	—	(0.15)
Year Ended September 30, 2017	$8.80	0.03	—	0.03	(0.14)	—	—	(0.14)
Year Ended September 30, 2016	$8.85	0.03	0.07	0.10	(0.16)	—	—	(0.16)

*	During the periods certain fees were waived (See Note 5). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.
(e)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

108

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$15.34	26.49%	$1,527	1.79%	(1.35)%	2.07%	21.31%
$12.12	(2.22)%	$1,250	1.79%	(0.97)%	2.09%	60.03%
$12.99	5.61%	$1,188	1.79%	(0.95)%	2.19%	45.11%
$12.30	7.25%	$1,476	1.79%	(1.13)%	2.04%	45.64%
$11.67	16.70%	$1,414	1.79%	(0.80)%	2.38%	37.97%

$75.55	32.45%	$2	1.76%	(0.62)%	1.77%	3.47%
$57.24	(6.21)%	$1	1.92%	(0.20)%	1.92%	9.21%
$62.48	1.03%	$1	1.95%	(0.21)%	1.95%	6.75%
$67.46	6.70%	$1	1.95%	(0.63)%	1.95%	14.47%
$65.40	18.27%	$1	1.89%	(0.68)%	1.89%	12.19%
$55.55	5.73%	$1	1.95%	(0.82)%	1.95%	11.16%

$40.96	15.43%	$167	2.00%	(0.82)%	2.00%	7.72%
$36.33	(9.02)%	$192	1.83%	0.58%	1.83%	19.58%
$42.06	17.88%	$205	1.82%	1.08%	1.82%	14.56%
$37.40	5.38%	$98	1.82%	1.41%	1.82%	8.34%
$36.91	0.16%	$64	1.79%	1.18%	1.80%	13.52%
$39.50	10.90%	$20	1.83%	1.21%	1.85%	18.43%

$78.53	49.48%	$361	2.01%	(1.05)%	2.07%	4.66%
$61.56	(13.46)%	$245	2.00%	(0.35)%	2.08%	8.33%
$75.87	(5.49)%	$279	2.03%	(0.25)%	2.08%	8.60%
$86.92	6.90%	$112	2.03%	(0.71)%	2.06%	15.51%
$88.75	19.55%	$107	2.06%	0.78%	2.06%	7.04%
$77.88	11.45%	$65	2.08%	(0.74)%	2.08%	3.42%

$8.73	0.26%	$679	1.43%	0.44%	1.50%	20.03%
$8.77	3.09%	$893	1.42%	1.21%	1.52%	64.69%
$8.64	3.52%	$1,052	1.43%	1.68%	1.53%	78.58%
$8.51	(0.32)%	$1,091	1.43%	1.07%	1.53%	62.02%
$8.69	0.38%	$1,546	1.45%	0.37%	1.55%	78.77%
$8.80	1.22%	$1,886	1.49%	0.35%	1.56%	54.68%
109

Sterling Capital Funds

Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2021 (Unaudited)	$10.11	—	(d)	(0.20)	(0.20)	(0.06)	—	—	(0.06)
Year Ended September 30, 2020	$9.91	0.09		0.28	0.37	(0.17)	—	—	(0.17)
Year Ended September 30, 2019	$9.47	0.13		0.48	0.61	(0.17)	—	—	(0.17)
Year Ended September 30, 2018	$9.89	0.09		(0.32)	(0.23)	(0.19)	—	—	(0.19)
Year Ended September 30, 2017	$10.22	0.08		(0.28)	(0.20)	(0.13)	—	—	(0.13)
Year Ended September 30, 2016	$10.17	0.05		0.10	0.15	(0.10)	—	—	(0.10)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2021 (Unaudited)	$11.40	0.05		(0.27)	(0.22)	(0.08)	(0.15)	—	(0.23)
Year Ended September 30, 2020	$10.90	0.16		0.54	0.70	(0.20)	— (d)	—	(0.20)
Year Ended September 30, 2019	$10.21	0.22		0.70	0.92	(0.23)	—	—	(0.23)
Year Ended September 30, 2018	$10.61	0.19		(0.37)	(0.18)	(0.22)	—	—	(0.22)
Year Ended September 30, 2017	$10.83	0.15		(0.15)	—	(0.22)	—	—	(0.22)
Year Ended September 30, 2016	$10.55	0.18		0.35	0.53	(0.25)	—	—	(0.25)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2021 (Unaudited)	$10.76	0.09		(0.06)	0.03	(0.09)	(0.30)	—	(0.39)
Year Ended September 30, 2020	$10.36	0.19		0.40	0.59	(0.19)	—	—	(0.19)
Year Ended September 30, 2019	$9.80	0.24		0.55	0.79	(0.23)	—	—	(0.23)
Year Ended September 30, 2018	$10.23	0.22		(0.36)	(0.14)	(0.22)	(0.07)	—	(0.29)
Year Ended September 30, 2017	$10.35	0.21		(0.08)	0.13	(0.21)	(0.04)	—	(0.25)
Year Ended September 30, 2016	$10.09	0.21		0.26	0.47	(0.21)	—	—	(0.21)
Sterling Capital Quality Income Fund
Six Months Ended March 31, 2021 (Unaudited)	$10.24	0.02		(0.12)	(0.10)	(0.06)	—	—	(0.06)
Year Ended September 30, 2020	$10.08	0.17		0.16	0.33	(0.17)	—	—	(0.17)
Year Ended September 30, 2019	$9.60	0.21		0.48	0.69	(0.21)	—	—	(0.21)
Year Ended September 30, 2018	$9.93	0.19		(0.32)	(0.13)	(0.20)	—	—	(0.20)
Year Ended September 30, 2017	$10.09	0.13		(0.12)	0.01	(0.17)	—	—	(0.17)
Year Ended September 30, 2016	$9.97	0.12		0.16	0.28	(0.16)	—	—	(0.16)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2021 (Unaudited)	$11.12	0.03		(0.11)	(0.08)	(0.03)	—	—	(0.03)
Year Ended September 30, 2020	$10.90	0.10		0.22	0.32	(0.10)	—	—	(0.10)
Year Ended September 30, 2019	$10.42	0.15		0.48	0.63	(0.15)	—	—	(0.15)
Year Ended September 30, 2018	$10.77	0.16		(0.35)	(0.19)	(0.16)	—	—	(0.16)
Year Ended September 30, 2017	$11.07	0.14		(0.26)	(0.12)	(0.14)	(0.04)	—	(0.18)
Year Ended September 30, 2016	$10.96	0.15		0.17	0.32	(0.15)	(0.06)	—	(0.21)

*	During the periods certain fees were waived (See Note 5). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

110

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$9.85	(2.01)%	$162	1.44%	(0.08)%	1.61%	66.33%
$10.11	3.78%	$309	1.54%	0.93%	1.70%	47.36%
$9.91	6.48%	$378	1.56%	1.37%	1.66%	40.13%
$9.47	(2.37)%	$488	1.66%	0.98%	1.67%	40.85%
$9.89	(1.94)%	$577	1.62%	0.80%	1.66%	32.44%
$10.22	1.51%	$706	1.60%	0.48%	1.72%	49.39%

$10.95	(1.91)%	$6,309	1.45%	0.83%	1.56%	23.76%
$11.40	6.53%	$8,332	1.45%	1.44%	1.57%	59.59%
$10.90	9.17%	$8,266	1.45%	2.11%	1.58%	79.40%
$10.21	(1.73)%	$7,464	1.45%	1.81%	1.57%	62.28%
$10.61	0.00%	$7,582	1.47%	1.38%	1.57%	64.07%
$10.83	5.05%	$7,933	1.49%	1.66%	1.59%	65.47%

$10.40	0.22%	$3	1.72%	1.65%	1.79%	25.29%
$10.76	5.80%	$3	1.64%	1.86%	1.65%	52.28%
$10.36	8.18%	$3	1.68%	2.36%	1.68%	82.23%
$9.80	(1.44)%	$42	1.63%	2.19%	1.63%	66.82%
$10.23	1.30%	$43	1.64%	2.09%	1.64%	78.79%
$10.35	4.69%	$58	1.64%	2.03%	1.64%	83.88%

$10.08	(0.96)%	$3	1.55%	0.48%	1.57%	25.91%
$10.24	3.34%	$3	1.57%	1.63%	1.61%	35.96%
$10.08	7.21%	$34	1.60%	2.15%	1.64%	17.58%
$9.60	(1.27)%	$33	1.58%	1.97%	1.62%	19.17%
$9.93	0.12%	$34	1.60%	1.31%	1.64%	34.72%
$10.09	2.83%	$40	1.61%	1.16%	1.65%	43.63%

$11.01	(0.69)%	$1,692	1.57%	0.60%	1.57%	1.92%
$11.12	2.96%	$2,793	1.54%	0.92%	1.54%	17.06%
$10.90	6.05%	$2,878	1.55%	1.38%	1.55%	33.12%
$10.42	(1.80)%	$3,359	1.54%	1.48%	1.54%	22.06%
$10.77	(1.06)%	$4,591	1.54%	1.34%	1.58%	25.92%
$11.07	2.91%	$6,108	1.55%	1.31%	1.65%	10.05%
111

Sterling Capital Funds

Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2021 (Unaudited)	$11.46	0.04	(0.05)	(0.01)	(0.04)	—	—	(0.04)
Year Ended September 30, 2020	$11.27	0.11	0.19	0.30	(0.11)	—	—	(0.11)
Year Ended September 30, 2019	$10.76	0.12	0.51	0.63	(0.12)	—	—	(0.12)
Year Ended September 30, 2018	$11.10	0.12	(0.34)	(0.22)	(0.12)	—	—	(0.12)
Year Ended September 30, 2017	$11.30	0.11	(0.20)	(0.09)	(0.11)	—	—	(0.11)
Year Ended September 30, 2016	$11.14	0.12	0.20	0.32	(0.12)	(0.04)	—	(0.16)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2021 (Unaudited)	$12.22	0.04	(0.15)	(0.11)	(0.04)	(0.03)	—	(0.07)
Year Ended September 30, 2020	$11.97	0.11	0.25	0.36	(0.11)	—	—	(0.11)
Year Ended September 30, 2019	$11.40	0.14	0.57	0.71	(0.14)	—	—	(0.14)
Year Ended September 30, 2018	$11.76	0.14	(0.36)	(0.22)	(0.14)	—	—	(0.14)
Year Ended September 30, 2017	$12.13	0.14	(0.28)	(0.14)	(0.14)	(0.09)	—	(0.23)
Year Ended September 30, 2016	$11.98	0.15	0.19	0.34	(0.15)	(0.04)	—	(0.19)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2021 (Unaudited)	$10.30	0.04	(0.07)	(0.03)	(0.04)	(0.01)	—	(0.05)
Year Ended September 30, 2020	$10.13	0.11	0.18	0.29	(0.11)	(0.01)	—	(0.12)
Year Ended September 30, 2019	$9.72	0.14	0.43	0.57	(0.14)	(0.02)	—	(0.16)
Year Ended September 30, 2018	$10.05	0.14	(0.32)	(0.18)	(0.14)	(0.01)	—	(0.15)
Year Ended September 30, 2017	$10.27	0.13	(0.17)	(0.04)	(0.13)	(0.05)	—	(0.18)
Year Ended September 30, 2016	$10.14	0.13	0.18	0.31	(0.13)	(0.05)	—	(0.18)

*	During the periods certain fees were waived (See Note 5). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying Notes to the Financial Statements.

112

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$11.41	(0.08)%	$697	1.57%	0.73%	1.57%	6.03%
$11.46	2.72%	$955	1.56%	1.01%	1.56%	4.84%
$11.27	5.93%	$978	1.56%	1.13%	1.56%	23.84%
$10.76	(1.98)%	$991	1.55%	1.11%	1.55%	27.71%
$11.10	(0.74)%	$1,440	1.56%	1.04%	1.59%	31.17%
$11.30	2.82%	$1,806	1.56%	1.02%	1.66%	2.69%

$12.04	(0.95)%	$69	1.57%	0.59%	1.57%	5.79%
$12.22	3.03%	$780	1.56%	0.92%	1.56%	15.44%
$11.97	6.25%	$822	1.56%	1.19%	1.56%	24.57%
$11.40	(1.87)%	$844	1.55%	1.22%	1.55%	21.08%
$11.76	(1.14)%	$935	1.55%	1.18%	1.59%	23.25%
$12.13	2.88%	$1,170	1.56%	1.24%	1.66%	16.18%

$10.22	(0.31)%	$25	1.56%	0.83%	1.56%	0.14%
$10.30	2.89%	$304	1.56%	1.10%	1.56%	3.28%
$10.13	5.90%	$335	1.56%	1.45%	1.56%	33.73%
$9.72	(1.82)%	$726	1.55%	1.39%	1.55%	17.53%
$10.05	(0.38)%	$739	1.56%	1.34%	1.59%	21.00%
$10.27	3.14%	$817	1.57%	1.29%	1.67%	11.31%
113

Sterling Capital Funds

Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2021 (Unaudited)	$16.83	(0.11)	5.30	5.19	(0.20)	—	—	(0.20)
Year Ended September 30, 2020	$19.62	0.41	(2.10)	(1.69)	(0.52)	(0.58)	—	(1.10)
Year Ended September 30, 2019	$22.43	0.44	(1.07)	(0.63)	(0.43)	(1.75)	—	(2.18)
Year Ended September 30, 2018	$20.82	0.33	1.97	2.30	(0.50)	(0.19)	—	(0.69)
Year Ended September 30, 2017	$17.78	0.41	2.98	3.39	(0.35)	—	—	(0.35)
Year Ended September 30, 2016	$16.62	0.32	1.16	1.48	(0.32)	—	—	(0.32)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2021 (Unaudited)	$14.33	0.01	6.11	6.12	(0.07)	—	—	(0.07)
Year Ended September 30, 2020	$16.46	0.06	(0.81)	(0.75)	(0.25)	(1.13)	—	(1.38)
Year Ended September 30, 2019	$19.42	0.08	(0.77)	(0.69)	(0.01)	(2.26)	—	(2.27)
Year Ended September 30, 2018	$19.00	0.01	1.26	1.27	(0.01)	(0.84)	—	(0.85)
Year Ended September 30, 2017	$16.92	0.03	2.59	2.62	(0.01)	(0.53)	—	(0.54)
Year Ended September 30, 2016	$18.14	0.07	2.07	2.14	(0.02)	(3.34)	—	(3.36)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2021 (Unaudited)	$11.95	0.03	6.56	6.59	(0.13)	—	—	(0.13)
Year Ended September 30, 2020	$14.66	0.13	(2.69)	(2.56)	(0.15)	—	—	(0.15)
Year Ended September 30, 2019	$18.82	0.21	(2.09)	(1.88)	(0.30)	(1.98)	—	(2.28)
Year Ended September 30, 2018	$18.55	0.19	0.89	1.08	(0.16)	(0.65)	—	(0.81)
Year Ended September 30, 2017	$15.30	0.17	3.18	3.35	(0.10)	—	—	(0.10)
Year Ended September 30, 2016	$14.14	0.22	1.16	1.38	(0.21)	(0.01)	—	(0.22)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2021 (Unaudited)	$26.20	(0.01)	7.21	7.20	(0.04)	(0.33)	—	(0.37)
Year Ended September 30, 2020	$26.07	0.06	1.45	1.51	(0.05)	(1.33)	—	(1.38)
Year Ended September 30, 2019	$27.73	0.08	0.12	0.20	— (d)	(1.86)	—	(1.86)
Year Ended September 30, 2018	$25.65	0.09	4.11	4.20	(0.18)	(1.94)	—	(2.12)
Year Ended September 30, 2017	$22.48	0.08	3.51	3.59	(0.01)	(0.41)	—	(0.42)
Year Ended September 30, 2016	$23.78	0.06	1.95	2.01	—	(3.31)	—	(3.31)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2021 (Unaudited)	$20.10	0.17	4.82	4.99	(0.17)	—	—	(0.17)
Year Ended September 30, 2020	$21.33	0.41	(0.39)	0.02	(0.41)	(0.84)	—	(1.25)
Year Ended September 30, 2019	$21.61	0.44	1.23	1.67	(0.43)	(1.52)	—	(1.95)
Year Ended September 30, 2018	$20.89	0.40	2.66	3.06	(0.39)	(1.95)	—	(2.34)
Year Ended September 30, 2017	$18.34	0.39	2.60	2.99	(0.42)	(0.02)	—	(0.44)
Year Ended September 30, 2016	$17.39	0.35	2.06	2.41	(0.36)	(1.10)	—	(1.46)

*	During the periods certain fees were waived (See Note 5). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

114

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$21.82	31.06%	$2,190	0.63%	(1.09)%	0.83%	77.50%
$16.83	(8.96)%	$1,949	0.64%	2.18%	0.66%	167.34%
$19.62	(2.08)%	$7,550	0.64%	2.28%	0.64%	142.59%
$22.43	11.19%	$8,862	0.63%	1.51%	0.63%	127.89%
$20.82	19.18%	$272,504	0.64%	2.12%	0.64%	144.85%
$17.78	8.94%	$240,971	0.76%	1.83%	0.90%	145.53%

$20.38	42.81%	$57,167	0.91%	0.13%	0.97%	20.31%
$14.33	(5.50)%	$36,835	0.89%	0.39%	1.04%	28.77%
$16.46	(2.54)%	$154,259	0.93%	0.49%	0.93%	26.62%
$19.42	6.82%	$323,012	0.92%	0.08%	0.92%	34.62%
$19.00	15.73%	$632,867	0.90%	0.15%	0.90%	24.83%
$16.92	13.32%	$550,697	0.93%	0.41%	0.93%	25.45%

$18.41	55.34%	$12,365	0.82%	0.41%	0.82%	56.57%
$11.95	(17.64)%	$6,820	0.80%	0.97%	0.84%	119.76%
$14.66	(9.32)%	$28,223	0.80%	1.42%	0.80%	124.82%
$18.82	5.96%	$39,047	0.78%	1.04%	0.78%	89.85%
$18.55	21.89%	$208,404	0.80%	0.99%	0.85%	109.05%
$15.30	9.80%	$157,413	0.88%	1.54%	0.98%	120.42%

$33.03	27.66%	$197,000	0.86%	(0.08)%	0.89%	15.44%
$26.20	5.79%	$170,323	0.86%	0.22%	0.86%	17.50%
$26.07	1.47%	$281,099	0.86%	0.30%	0.86%	17.31%
$27.73	17.46%	$350,030	0.86%	0.35%	0.86%	22.78%
$25.65	16.22%	$652,211	0.87%	0.32%	0.87%	18.92%
$22.48	8.86%	$587,320	0.92%	0.27%	0.97%	27.32%

$24.92	24.86%	$1,427,641	0.77%	1.48%	0.79%	7.63%
$20.10	0.15%	$1,057,722	0.77%	2.06%	0.78%	33.60%
$21.33	8.72%	$992,964	0.77%	2.17%	0.77%	23.20%
$21.61	15.58%	$828,607	0.77%	1.91%	0.77%	19.49%
$20.89	16.51%	$980,982	0.78%	2.04%	0.78%	16.93%
$18.34	14.75%	$943,101	0.96%	2.04%	0.96%	20.64%
115

Sterling Capital Funds

Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2021 (Unaudited)	$8.14	0.02		1.69	1.71	(0.24)	—	—	(0.24)
Year Ended September 30, 2020	$9.49	0.27		(1.32)	(1.05)	(0.30)	—	—	(0.30)
Year Ended September 30, 2019	$11.18	0.35		(1.33)	(0.98)	(0.31)	(0.40)	—	(0.71)
Year Ended September 30, 2018	$11.76	0.28		(0.40)	(0.12)	(0.35)	(0.11)	—	(0.46)
Year Ended September 30, 2017	$9.69	0.27		1.97	2.24	(0.17)	—	—	(0.17)
Year Ended September 30, 2016	$9.24	0.23		0.44	0.67	(0.22)	—	—	(0.22)
Sterling Capital SMID Opportunities Fund
Six Months Ended March 31, 2021 (Unaudited)	$12.55	(0.03)		3.45	3.42	—	—	—	—
Year Ended September 30, 2020	$13.31	—	(d)	(0.13)	(0.13)	—	(0.63)	—	(0.63)
Year Ended September 30, 2019	$12.48	0.01		0.82	0.83	—	—	—	—
Year Ended September 30, 2018	$11.77	(0.02)		0.99	0.97	(0.08)	(0.18)	—	(0.26)
October 3, 2016 to September 30, 2017(e)	$10.00	0.02		1.76	1.78	(0.01)	—	—	(0.01)
Sterling Capital Stratton Mid Cap Value Fund(f)
Six Months Ended March 31, 2021 (Unaudited)	$58.95	0.08		19.31	19.39	(0.34)	(0.23)	—	(0.57)
Year Ended September 30, 2020	$64.31	0.40		(3.64)	(3.24)	(0.61)	(1.51)	—	(2.12)
Year Ended September 30, 2019	$69.02	0.45		0.15	0.60	(0.29)	(5.02)	—	(5.31)
Year Ended September 30, 2018	$66.47	0.27		4.87	5.14	(0.30)	(2.29)	—	(2.59)
Year Ended September 30, 2017	$55.97	0.19		10.66	10.85	(0.08)	(0.27)	—	(0.35)
Year Ended September 30, 2016	$52.55	0.07		3.35	3.42	—	—	—	—
Sterling Capital Stratton Real Estate Fund(f)
Six Months Ended March 31, 2021 (Unaudited)	$36.66	—	(d)	5.79	5.79	(0.18)	(0.82)	—	(1.00)
Year Ended September 30, 2020	$42.36	0.59		(3.97)	(3.38)	(0.80)	(1.52)	—	(2.32)
Year Ended September 30, 2019	$37.63	0.79		6.05	6.84	(0.87)	(1.24)	—	(2.11)
Year Ended September 30, 2018	$37.10	0.81		1.52	2.33	(0.58)	(1.22)	—	(1.80)
Year Ended September 30, 2017	$39.74	0.83		(0.53)	0.30	(1.19)	(1.75)	—	(2.94)
Year Ended September 30, 2016	$36.01	0.61		3.62	4.23	(0.50)	—	—	(0.50)
Sterling Capital Stratton Small Cap Value Fund(f)
Six Months Ended March 31, 2021 (Unaudited)	$64.04	—	(d)	29.78	29.78	(0.42)	(11.22)	—	(11.64)
Year Ended September 30, 2020	$78.38	0.41		(9.36)	(8.95)	(0.46)	(4.93)	—	(5.39)
Year Ended September 30, 2019	$89.11	0.49		(5.02)	(4.53)	(0.30)	(5.90)	—	(6.20)
Year Ended September 30, 2018	$90.19	0.26		6.60	6.86	(0.25)	(7.69)	—	(7.94)
Year Ended September 30, 2017	$78.46	0.16		15.81	15.97	(0.14)	(4.10)	—	(4.24)
Year Ended September 30, 2016	$69.89	0.10		8.47	8.57	—	—	—	—

*	During the periods certain fees were waived (See Note 5). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.
(e)	Period from commencement of operations.
(f)	Each of the Stratton Mid Cap Value Fund, the Stratton Real Estate Fund, and the Stratton Small Cap Value Fund (collectively, the “Predecessor Funds”) transferred its assets and liabilities to, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund and Sterling Capital Stratton Small Cap Value Fund, respectively (collectively, the “Fund Mergers”) at the close of business on November 13, 2015. Because the Funds had no investment operations prior to the closing of the Fund Mergers, and based on the similarity of the Funds to the Predecessor Funds, each Predecessor Fund is treated as the survivor of the relevant Fund Merger for accounting and performance reporting purposes.

See accompanying Notes to the Financial Statements.

116

				Ratios/Supplementary Data
Redemption Fees		Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

—		$9.61	21.33%	$668	0.67%	0.58%	0.86%	117.05%
—		$8.14	(11.65)%	$13,670	0.63%	3.09%	0.83%	164.02%
—		$9.49	(8.44)%	$16,721	0.69%	3.62%	0.89%	97.74%
—		$11.18	(1.25)%	$19,266	0.65%	2.33%	0.85%	96.65%
—		$11.76	23.46%	$81,876	0.68%	2.59%	0.95%	91.65%
—		$9.69	7.30%	$69,954	0.80%	2.48%	1.16%	125.35%

—		$15.97	27.17%	$6,147	0.79%	(0.35)%	1.07%	21.31%
—		$12.55	(1.30)%	$5,359	0.79%	0.02%	1.09%	60.03%
—		$13.31	6.65%	$5,386	0.79%	0.07%	1.20%	45.11%
—		$12.48	8.39%	$4,886	0.79%	(0.13)%	1.04%	45.64%
—		$11.77	17.84%	$4,460	0.79%	0.19%	1.35%	37.97%

—		$77.77	33.05%	$66,796	0.90%	0.24%	0.93%	3.47%
—		$58.95	(5.39)%	$53,847	0.91%	0.67%	0.94%	9.21%
—		$64.31	1.97%	$61,908	0.95%	0.73%	0.95%	6.75%
—		$69.02	7.81%	$66,554	0.95%	0.40%	0.95%	14.47%
—		$66.47	19.47%	$66,030	0.91%	0.32%	0.92%	12.19%
—		$55.97	6.51%	$63,513	0.95%	0.18%	0.97%	11.16%

—		$41.45	16.00%	$101,399	0.98%	(0.01)%	0.98%	7.72%
—		$36.66	(8.09)%	$85,144	0.82%	1.55%	0.82%	9.21%
—		$42.36	19.06%	$105,216	0.82%	2.03%	0.82%	14.56%
—		$37.63	6.42%	$91,626	0.82%	2.21%	0.82%	8.34%
—		$37.10	1.16%	$96,199	0.79%	2.23%	0.81%	13.52%
—		$39.74	11.73%	$104,688	0.83%	2.13%	0.85%	18.43%

—		$82.18	50.22%	$545,039	1.00%	0.00%	1.07%	4.66%
—		$64.04	(12.59)%	$475,615	1.01%	0.58%	1.08%	8.33%
—		$78.38	(4.55)%	$959,875	1.03%	0.64%	1.08%	8.60%
—		$89.11	7.98%	$1,296,897	1.03%	0.29%	1.06%	15.51%
—	(d)	$90.19	20.73%	$1,183,974	1.06%	0.19%	1.06%	7.04%
—	(d)	$78.46	12.26%	$1,213,344	1.08%	0.20%	1.08%	3.42%
117

Sterling Capital Funds

Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Ultra Short Bond Fund
Six Months Ended March 31, 2021 (Unaudited)	$9.83	0.05	(0.01)	0.04	(0.06)	—	—	(0.06)
Year Ended September 30, 2020	$9.79	0.19	0.05	0.24	(0.20)	—	—	(0.20)
Year Ended September 30, 2019	$9.75	0.26	0.03	0.29	(0.25)	—	—	(0.25)
Year Ended September 30, 2018	$9.79	0.16	(0.02)	0.14	(0.18)	—	—	(0.18)
Year Ended September 30, 2017	$9.81	0.09	0.04	0.13	(0.15)	—	—	(0.15)
Year Ended September 30, 2016	$9.86	0.09	0.03	0.12	(0.17)	—	—	(0.17)
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2021 (Unaudited)	$8.78	0.07	(0.01)	0.06	(0.11)	—	—	(0.11)
Year Ended September 30, 2020	$8.65	0.19	0.16	0.35	(0.22)	—	—	(0.22)
Year Ended September 30, 2019	$8.52	0.23	0.15	0.38	(0.25)	—	—	(0.25)
Year Ended September 30, 2018	$8.69	0.19	(0.12)	0.07	(0.24)	—	—	(0.24)
Year Ended September 30, 2017	$8.81	0.12	(0.01)	0.11	(0.23)	—	—	(0.23)
Year Ended September 30, 2016	$8.86	0.12	0.07	0.19	(0.24)	—	—	(0.24)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2021 (Unaudited)	$10.14	0.04	(0.19)	(0.15)	(0.11)	—	—	(0.11)
Year Ended September 30, 2020	$9.93	0.20	0.28	0.48	(0.27)	—	—	(0.27)
Year Ended September 30, 2019	$9.49	0.23	0.48	0.71	(0.27)	—	—	(0.27)
Year Ended September 30, 2018	$9.92	0.19	(0.34)	(0.15)	(0.28)	—	—	(0.28)
Year Ended September 30, 2017	$10.25	0.18	(0.28)	(0.10)	(0.23)	—	—	(0.23)
Year Ended September 30, 2016	$10.19	0.15	0.12	0.27	(0.21)	—	—	(0.21)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2021 (Unaudited)	$11.39	0.10	(0.26)	(0.16)	(0.14)	(0.15)	—	(0.29)
Year Ended September 30, 2020	$10.89	0.27	0.54	0.81	(0.31)	— (d)	—	(0.31)
Year Ended September 30, 2019	$10.20	0.32	0.71	1.03	(0.34)	—	—	(0.34)
Year Ended September 30, 2018	$10.60	0.29	(0.37)	(0.08)	(0.32)	—	—	(0.32)
Year Ended September 30, 2017	$10.82	0.25	(0.15)	0.10	(0.32)	—	—	(0.32)
Year Ended September 30, 2016	$10.54	0.28	0.35	0.63	(0.35)	—	—	(0.35)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2021 (Unaudited)	$10.77	0.14	(0.06)	0.08	(0.14)	(0.30)	—	(0.44)
Year Ended September 30, 2020	$10.38	0.30	0.39	0.69	(0.30)	—	—	(0.30)
Year Ended September 30, 2019	$9.81	0.33	0.56	0.89	(0.32)	—	—	(0.32)
Year Ended September 30, 2018	$10.24	0.32	(0.36)	(0.04)	(0.32)	(0.07)	—	(0.39)
Year Ended September 30, 2017	$10.36	0.32	(0.09)	0.23	(0.31)	(0.04)	—	(0.35)
Year Ended September 30, 2016	$10.10	0.31	0.26	0.57	(0.31)	—	—	(0.31)

*	During the periods certain fees were waived (See Note 5). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

118

			Ratios/Supplementary Data
Redemption Fees	Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

—	$9.81	0.42%	$25,393	0.32%	1.06%	0.53%	22.74%
—	$9.83	2.44%	$33,699	0.38%	1.90%	0.55%	43.45%
—	$9.79	3.06%	$15,343	0.42%	2.70%	0.52%	103.69%
—	$9.75	1.46%	$21,926	0.41%	1.65%	0.51%	74.56%
—	$9.79	1.36%	$33,879	0.43%	0.95%	0.53%	59.57%
—	$9.81	1.24%	$54,183	0.45%	0.90%	0.54%	43.02%

—	$8.73	0.64%	$190,369	0.43%	1.42%	0.50%	20.03%
—	$8.78	4.12%	$174,891	0.42%	2.20%	0.52%	64.69%
—	$8.65	4.55%	$171,989	0.43%	2.68%	0.53%	78.58%
—	$8.52	0.80%	$126,878	0.43%	2.20%	0.53%	62.02%
—	$8.69	1.28%	$67,467	0.45%	1.37%	0.55%	78.77%
—	$8.81	2.24%	$77,374	0.49%	1.34%	0.56%	54.68%

—	$9.88	(1.51)%	$16,423	0.44%	0.90%	0.61%	66.33%
—	$10.14	4.92%	$8,049	0.54%	1.95%	0.70%	47.36%
—	$9.93	7.54%	$11,052	0.57%	2.35%	0.66%	40.13%
—	$9.49	(1.48)%	$17,961	0.65%	1.99%	0.66%	40.85%
—	$9.92	(0.95)%	$16,412	0.62%	1.80%	0.66%	32.44%
—	$10.25	2.63%	$18,871	0.61%	1.48%	0.72%	49.39%

—	$10.94	(1.43)%	$1,098,880	0.45%	1.83%	0.56%	23.76%
—	$11.39	7.59%	$1,051,891	0.45%	2.45%	0.57%	59.59%
—	$10.89	10.27%	$1,065,346	0.45%	3.10%	0.58%	79.40%
—	$10.20	(0.74)%	$860,437	0.45%	2.79%	0.57%	62.28%
—	$10.60	1.00%	$997,074	0.47%	2.38%	0.57%	64.07%
—	$10.82	6.10%	$709,103	0.49%	2.67%	0.59%	65.47%

—	$10.41	0.67%	$7,301	0.77%	2.57%	0.84%	25.29%
—	$10.77	6.72%	$18,519	0.67%	2.83%	0.70%	52.28%
—	$10.38	9.28%	$22,651	0.68%	3.25%	0.69%	82.23%
—	$9.81	(0.45)%	$30,805	0.63%	3.18%	0.63%	66.82%
—	$10.24	2.32%	$29,471	0.63%	3.09%	0.63%	78.79%
—	$10.36	5.70%	$31,755	0.64%	3.02%	0.64%	83.88%
119

Sterling Capital Funds

Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Quality Income Fund
Six Months Ended March 31, 2021 (Unaudited)	$10.26	0.07	(0.13)	(0.06)	(0.11)	—	—	(0.11)
Year Ended September 30, 2020	$10.10	0.24	0.19	0.43	(0.27)	—	—	(0.27)
Year Ended September 30, 2019	$9.62	0.31	0.47	0.78	(0.30)	—	—	(0.30)
Year Ended September 30, 2018	$9.95	0.29	(0.32)	(0.03)	(0.30)	—	—	(0.30)
Year Ended September 30, 2017	$10.10	0.23	(0.11)	0.12	(0.27)	—	—	(0.27)
Year Ended September 30, 2016	$9.98	0.22	0.16	0.38	(0.26)	—	—	(0.26)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2021 (Unaudited)	$11.12	0.09	(0.10)	(0.01)	(0.09)	—	—	(0.09)
Year Ended September 30, 2020	$10.91	0.21	0.21	0.42	(0.21)	—	—	(0.21)
Year Ended September 30, 2019	$10.43	0.25	0.48	0.73	(0.25)	—	—	(0.25)
Year Ended September 30, 2018	$10.78	0.26	(0.35)	(0.09)	(0.26)	—	—	(0.26)
Year Ended September 30, 2017	$11.08	0.25	(0.26)	(0.01)	(0.25)	(0.04)	—	(0.29)
Year Ended September 30, 2016	$10.97	0.26	0.17	0.43	(0.26)	(0.06)	—	(0.32)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2021 (Unaudited)	$11.39	0.10	(0.06)	0.04	(0.10)	—	—	(0.10)
Year Ended September 30, 2020	$11.20	0.23	0.19	0.42	(0.23)	—	—	(0.23)
Year Ended September 30, 2019	$10.69	0.23	0.51	0.74	(0.23)	—	—	(0.23)
Year Ended September 30, 2018	$11.03	0.23	(0.34)	(0.11)	(0.23)	—	—	(0.23)
Year Ended September 30, 2017	$11.22	0.22	(0.19)	0.03	(0.22)	—	—	(0.22)
Year Ended September 30, 2016	$11.06	0.23	0.20	0.43	(0.23)	(0.04)	—	(0.27)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2021 (Unaudited)	$12.22	0.10	(0.15)	(0.05)	(0.10)	(0.03)	—	(0.13)
Year Ended September 30, 2020	$11.97	0.23	0.25	0.48	(0.23)	—	—	(0.23)
Year Ended September 30, 2019	$11.40	0.26	0.57	0.83	(0.26)	—	—	(0.26)
Year Ended September 30, 2018	$11.76	0.26	(0.36)	(0.10)	(0.26)	—	—	(0.26)
Year Ended September 30, 2017	$12.13	0.26	(0.28)	(0.02)	(0.26)	(0.09)	—	(0.35)
Year Ended September 30, 2016	$11.98	0.27	0.19	0.46	(0.27)	(0.04)	—	(0.31)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2021 (Unaudited)	$10.31	0.09	(0.07)	0.02	(0.09)	(0.01)	—	(0.10)
Year Ended September 30, 2020	$10.13	0.21	0.19	0.40	(0.21)	(0.01)	—	(0.22)
Year Ended September 30, 2019	$9.73	0.24	0.42	0.66	(0.24)	(0.02)	—	(0.26)
Year Ended September 30, 2018	$10.05	0.24	(0.31)	(0.07)	(0.24)	(0.01)	—	(0.25)
Year Ended September 30, 2017	$10.28	0.23	(0.18)	0.05	(0.23)	(0.05)	—	(0.28)
Year Ended September 30, 2016	$10.15	0.24	0.17	0.41	(0.23)	(0.05)	—	(0.28)

*	During the periods certain fees were waived (See Note 5). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying Notes to the Financial Statements.

120

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.09	(0.57)%	$39,289	0.60%	1.44%	0.64%	25.91%
$10.26	4.33%	$35,808	0.59%	2.36%	0.63%	35.96%
$10.10	8.27%	$36,361	0.60%	3.15%	0.64%	17.58%
$9.62	(0.28)%	$37,088	0.58%	2.97%	0.62%	19.17%
$9.95	1.23%	$39,533	0.60%	2.31%	0.64%	34.72%
$10.10	3.86%	$46,364	0.61%	2.16%	0.65%	43.63%

$11.02	(0.11)%	$147,654	0.57%	1.60%	0.57%	1.92%
$11.12	3.90%	$140,958	0.54%	1.92%	0.54%	17.06%
$10.91	7.10%	$140,022	0.55%	2.37%	0.55%	33.12%
$10.43	(0.81)%	$133,812	0.54%	2.49%	0.54%	22.06%
$10.78	(0.06)%	$140,484	0.54%	2.34%	0.58%	25.92%
$11.08	3.94%	$157,284	0.55%	2.33%	0.65%	10.05%

$11.33	0.33%	$70,860	0.57%	1.72%	0.57%	6.03%
$11.39	3.76%	$71,865	0.56%	2.01%	0.56%	4.84%
$11.20	7.02%	$66,331	0.56%	2.13%	0.56%	23.84%
$10.69	(1.02)%	$63,090	0.55%	2.10%	0.55%	27.71%
$11.03	0.34%	$69,746	0.56%	2.03%	0.59%	31.17%
$11.22	3.87%	$72,722	0.57%	2.03%	0.67%	2.69%

$12.04	(0.45)%	$63,750	0.58%	1.59%	0.58%	5.79%
$12.22	4.06%	$62,828	0.56%	1.91%	0.56%	15.44%
$11.97	7.31%	$59,312	0.56%	2.18%	0.56%	24.57%
$11.40	(0.88)%	$61,420	0.55%	2.22%	0.55%	21.08%
$11.76	(0.14)%	$70,780	0.55%	2.18%	0.59%	23.25%
$12.13	3.91%	$83,965	0.56%	2.23%	0.66%	16.18%

$10.23	0.20%	$71,115	0.57%	1.83%	0.57%	0.14%
$10.31	4.01%	$67,627	0.56%	2.08%	0.56%	3.28%
$10.13	6.85%	$53,352	0.56%	2.43%	0.56%	33.73%
$9.73	(0.73)%	$54,988	0.55%	2.39%	0.55%	17.53%
$10.05	0.52%	$59,567	0.56%	2.34%	0.59%	21.00%
$10.28	4.18%	$64,199	0.57%	2.30%	0.67%	11.31%
121

Sterling Capital Funds

Financial Highlights, Class R Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2021 (Unaudited)	$13.35	(0.03)	5.71	5.68	(0.01)	—	—	(0.01)
Year Ended September 30, 2020	$15.43	(0.01)	(0.76)	(0.77)	(0.18)	(1.13)	—	(1.31)
Year Ended September 30, 2019	$18.43	0.03	(0.77)	(0.74)	—	(2.26)	—	(2.26)
Year Ended September 30, 2018	$18.15	(0.07)	1.19	1.12	—	(0.84)	—	(0.84)
Year Ended September 30, 2017	$16.25	— (d)	2.43	2.43	—	(0.53)	—	(0.53)
Year Ended September 30, 2016	$17.59	(0.02)	2.02	2.00	—	(3.34)	—	(3.34)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2021 (Unaudited)	$11.71	0.01	6.43	6.44	(0.08)	—	—	(0.08)
Year Ended September 30, 2020	$14.42	0.07	(2.65)	(2.58)	(0.13)	—	—	(0.13)
Year Ended September 30, 2019	$18.52	0.14	(2.07)	(1.93)	(0.19)	(1.98)	—	(2.17)
Year Ended September 30, 2018	$18.32	0.13	0.85	0.98	(0.13)	(0.65)	—	(0.78)
Year Ended September 30, 2017	$15.14	0.18	3.08	3.26	(0.08)	—	—	(0.08)
Year Ended September 30, 2016	$14.00	0.14	1.15	1.29	(0.14)	(0.01)	—	(0.15)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2021 (Unaudited)	$24.82	0.03	6.71	6.74	—	(0.33)	—	(0.33)
Year Ended September 30, 2020	$24.83	(0.07)	1.39	1.32	—	(1.33)	—	(1.33)
Year Ended September 30, 2019	$26.63	(0.04)	0.10	0.06	—	(1.86)	—	(1.86)
Year Ended September 30, 2018	$24.79	(0.04)	3.94	3.90	(0.12)	(1.94)	—	(2.06)
Year Ended September 30, 2017	$21.83	(0.04)	3.41	3.37	—	(0.41)	—	(0.41)
Year Ended September 30, 2016	$23.28	(0.05)	1.91	1.86	—	(3.31)	—	(3.31)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2021 (Unaudited)	$19.87	0.11	4.77	4.88	(0.12)	—	—	(0.12)
Year Ended September 30, 2020	$21.10	0.30	(0.38)	(0.08)	(0.31)	(0.84)	—	(1.15)
Year Ended September 30, 2019	$21.39	0.34	1.22	1.56	(0.33)	(1.52)	—	(1.85)
Year Ended September 30, 2018	$20.70	0.29	2.63	2.92	(0.28)	(1.95)	—	(2.23)
Year Ended September 30, 2017	$18.18	0.29	2.58	2.87	(0.33)	(0.02)	—	(0.35)
Year Ended September 30, 2016	$17.25	0.26	2.04	2.30	(0.27)	(1.10)	—	(1.37)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2021 (Unaudited)	$11.34	0.07	(0.25)	(0.18)	(0.11)	(0.15)	—	(0.26)
Year Ended September 30, 2020	$10.84	0.21	0.55	0.76	(0.26)	— (d)	—	(0.26)
Year Ended September 30, 2019	$10.16	0.27	0.70	0.97	(0.29)	—	—	(0.29)
Year Ended September 30, 2018	$10.55	0.25	(0.37)	(0.12)	(0.27)	—	—	(0.27)
Year Ended September 30, 2017	$10.77	0.20	(0.15)	0.05	(0.27)	—	—	(0.27)
Year Ended September 30, 2016	$10.49	0.23	0.35	0.58	(0.30)	—	—	(0.30)

*	During the periods certain fees were waived (See Note 5). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.
(e)	Net Assets are below $1,000.

See accompanying Notes to the Financial Statements.

122

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)		Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$19.02	42.52%	$7		1.36%	(0.32)%	1.42%	20.31%
$13.35	(5.97)%	$5		1.34%	(0.08)%	1.45%	28.77%
$15.43	(3.02)%	$5		1.42%	0.19%	1.42%	26.62%
$18.43	6.29%	$3		1.42%	(0.39)%	1.42%	34.62%
$18.15	15.18%	$2		1.39%	(0.01)%	1.39%	24.83%
$16.25	12.82%	$—	(e)	1.43%	(0.12)%	1.43%	25.45%

$18.07	54.99%	$272		1.32%	0.08%	1.32%	56.57%
$11.71	(18.04)%	$175		1.31%	0.59%	1.33%	119.76%
$14.42	(9.84)%	$107		1.30%	0.97%	1.30%	124.82%
$18.52	5.44%	$63		1.28%	0.69%	1.28%	89.85%
$18.32	21.52%	$33		1.29%	1.09%	1.29%	109.05%
$15.14	9.22%	$—	(e)	1.38%	0.99%	1.38%	120.42%

$31.23	27.33%	$1		1.35%	0.22%	1.38%	15.44%
$24.82	5.29%	$113		1.35%	(0.32)%	1.36%	17.50%
$24.83	0.95%	$288		1.36%	(0.18)%	1.36%	17.31%
$26.63	16.80%	$173		1.36%	(0.18)%	1.36%	22.78%
$24.79	15.66%	$266		1.36%	(0.16)%	1.36%	18.92%
$21.83	8.34%	$191		1.42%	(0.25)%	1.48%	27.32%

$24.63	24.56%	$2,125		1.27%	0.99%	1.29%	7.63%
$19.87	(0.40)%	$1,749		1.27%	1.52%	1.28%	33.60%
$21.10	8.24%	$2,825		1.28%	1.67%	1.28%	23.20%
$21.39	14.97%	$2,548		1.27%	1.41%	1.27%	19.49%
$20.70	15.96%	$3,694		1.28%	1.52%	1.28%	16.93%
$18.18	14.18%	$1,921		1.46%	1.54%	1.46%	20.64%

$10.90	(1.60)%	$32		0.95%	1.33%	1.06%	23.76%
$11.34	7.08%	$32		0.95%	1.95%	1.08%	59.59%
$10.84	9.65%	$29		0.95%	2.62%	1.08%	79.40%
$10.16	(1.13)%	$36		0.93%	2.45%	1.08%	62.28%
$10.55	0.50%	$5		0.96%	1.90%	1.04%	64.07%
$10.77	5.59%	$5		0.99%	2.20%	1.07%	65.47%
123

Sterling Capital Funds

Financial Highlights, Class R6 Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2021 (Unaudited)	$16.85	(0.13)	5.31	5.18	(0.20)	—	—	(0.20)
Year Ended September 30, 2020	$19.62	0.40	(2.07)	(1.67)	(0.52)	(0.58)	—	(1.10)
Year Ended September 30, 2019	$22.43	0.46	(1.08)	(0.62)	(0.44)	(1.75)	—	(2.19)
February 1, 2018 to September 30, 2018(e)	$22.89	0.28	(0.45)	(0.17)	(0.29)	—	—	(0.29)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2021 (Unaudited)	$14.35	0.01	6.14	6.15	(0.08)	—	—	(0.08)
Year Ended September 30, 2020	$16.48	(0.02)	(0.75)	(0.77)	(0.23)	(1.13)	—	(1.36)
Year Ended September 30, 2019	$19.44	0.11	(0.78)	(0.67)	(0.03)	(2.26)	—	(2.29)
February 1, 2018 to September 30, 2018(e)	$20.22	0.03	(0.81)	(0.78)	—	—	—	—
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2021 (Unaudited)	$11.97	0.05	6.55	6.60	(0.14)	—	—	(0.14)
Year Ended September 30, 2020	$14.67	0.15	(2.70)	(2.55)	(0.15)	—	—	(0.15)
Year Ended September 30, 2019	$18.84	0.23	(2.10)	(1.87)	(0.32)	(1.98)	—	(2.30)
February 1, 2018 to September 30, 2018(e)	$18.59	0.17	0.08	0.25	—	—	—	—
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2021 (Unaudited)	$26.22	— (f)	7.21	7.21	(0.15)	(0.33)	—	(0.48)
Year Ended September 30, 2020	$26.09	0.09	1.44	1.53	(0.07)	(1.33)	—	(1.40)
Year Ended September 30, 2019	$27.75	0.10	0.12	0.22	(0.02)	(1.86)	—	(1.88)
February 1, 2018 to September 30, 2018(e)	$26.44	0.04	1.42	1.46	(0.15)	—	—	(0.15)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2021 (Unaudited)	$20.09	0.18	4.82	5.00	(0.17)	—	—	(0.17)
Year Ended September 30, 2020	$21.34	0.43	(0.40)	0.03	(0.44)	(0.84)	—	(1.28)
Year Ended September 30, 2019	$21.61	0.47	1.23	1.70	(0.45)	(1.52)	—	(1.97)
February 1, 2018 to September 30, 2018(e)	$21.49	0.30	0.12	0.42	(0.30)	—	—	(0.30)
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2021 (Unaudited)	$8.14	0.08	1.63	1.71	(0.24)	—	—	(0.24)
Year Ended September 30, 2020	$9.49	0.27	(1.32)	(1.05)	(0.30)	—	—	(0.30)
Year Ended September 30, 2019	$11.19	0.36	(1.34)	(0.98)	(0.32)	(0.40)	—	(0.72)
February 1, 2018 to September 30, 2018(e)	$12.35	0.35	(1.51)	(1.16)	—	—	—	—

*	During the periods certain fees were waived (See Note 5). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Net Assets are below $1,000.
(e)	Period from commencement of operations.
(f)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

124

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)		Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$21.83	30.96%	$1		0.61%	(1.31)%	0.63%	–%
$16.85	(8.88)%	$—	(d)	0.59%	2.19%	0.64%	167.34%
$19.62	(2.02)%	$239,763		0.58%	2.35%	0.64%	142.59%
$22.43	(0.69)%	$270,105		0.58%	1.94%	0.63%	127.89%

$20.42	42.94%	$617		0.81%	0.14%	1.01%	20.31%
$14.35	(5.56)%	$3,477		0.54%	(0.06)%	0.56%	28.77%
$16.48	(2.45)%	$247,949		0.82%	0.68%	0.93%	26.62%
$19.44	(3.86)%	$285,847		0.83%	0.26%	0.93%	34.62%

$18.43	55.49%	$109,453		0.74%	0.66%	0.82%	56.57%
$11.97	(17.63)%	$70,372		0.74%	1.11%	0.82%	119.76%
$14.67	(9.29)%	$210,436		0.73%	1.53%	0.80%	124.82%
$18.84	1.34%	$191,051		0.73%	1.38%	0.79%	89.85%

$32.95	27.74%	$44,391		0.78%	(0.01)%	0.89%	15.44%
$26.22	5.87%	$40,057		0.78%	0.38%	0.86%	17.50%
$26.09	1.53%	$355,672		0.77%	0.40%	0.86%	17.31%
$27.75	5.60%	$372,948		0.78%	0.21%	0.85%	22.78%

$24.92	24.94%	$69,379		0.67%	1.58%	0.79%	7.63%
$20.09	0.21%	$56,277		0.67%	2.18%	0.78%	33.60%
$21.34	8.89%	$345,806		0.66%	2.28%	0.77%	23.20%
$21.61	2.03%	$317,827		0.66%	2.16%	0.77%	19.49%

$9.61	21.18%	$83,983		0.65%	1.87%	0.78%	117.05%
$8.14	(11.49)%	$69,236		0.63%	3.10%	0.83%	164.02%
$9.49	(8.48)%	$78,307		0.61%	3.77%	0.89%	97.74%
$11.19	(9.39)%	$62,804		0.62%	4.63%	0.87%	96.65%
125

Sterling Capital Funds

Financial Highlights, Class R6 Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Stratton Real Estate Fund
Six Months Ended March 31, 2021 (Unaudited)	$36.69	(0.08)	5.94	5.86	(0.18)	(0.82)	—	(1.00)
February 1, 2020 to September 30, 2020(d)	$41.35	0.36	(4.26)	(3.90)	(0.76)	—	—	(0.76)
Sterling Capital Stratton Small Cap Value Fund
Six Months Ended March 31, 2021 (Unaudited)	$64.09	0.06	29.79	29.85	(0.43)	(11.22)	—	(11.65)
February 1, 2020 to September 30, 2020(d)	$77.13	0.49	(13.53)	(13.04)	—	—	—	—
Sterling Capital Short Duration Bond Fund
February 1, 2021 to March 31, 2021 (Unaudited)(d)	$8.78	0.02	(0.03)	(0.01)	(0.03)	—	—	(0.03)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2021 (Unaudited)	$11.39	0.11	(0.26)	(0.15)	(0.15)	(0.15)	—	(0.30)
Year Ended September 30, 2020	$10.89	0.28	0.54	0.82	(0.32)	— (f)	—	(0.32)
Year Ended September 30, 2019	$10.20	0.33	0.71	1.04	(0.35)	—	—	(0.35)
February 1, 2018 to September 30, 2018(d)	$10.48	0.21	(0.27)	(0.06)	(0.22)	—	—	(0.22)

*	During the periods certain fees were waived (See Note 5). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.
(e)	Net Assets are below $1,000.
(f)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

126

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)		Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$41.55	16.18%	$9		0.71%	(0.39)%	0.86%	7.72%
$36.69	(9.30)%	$—	(e)	0.70%	1.47%	0.70%	19.58%

$82.29	50.37%	$3,273		0.89%	0.17%	1.07%	4.66%
$64.09	(16.91)%	$2,882		0.87%	1.17%	1.09%	8.33%

$8.74	(0.06)%	$2		0.17%	1.44%	0.25%	20.03%

$10.94	(1.38)%	$405,080		0.35%	1.93%	0.56%	23.76%
$11.39	7.70%	$642,344		0.35%	2.52%	0.58%	59.59%
$10.89	10.38%	$350,129		0.35%	3.20%	0.58%	79.40%
$10.20	(0.52)%	$281,637		0.35%	3.16%	0.59%	62.28%
127

Sterling Capital Funds

Notes to Financial Statements

March 31, 2021 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital SMID Opportunities Fund, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Quality Income Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” The Funds are referred to as the “Variable Net Asset Value Funds.”

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

The Funds are authorized to issue an unlimited amount of shares. As of March 31, 2021, the Funds discussed herein offered up to five classes of shares: Class A Shares, Class C Shares, Class R Shares, Class R6 Shares and Institutional Shares. Class A Shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund, Sterling Capital Stratton Small Cap Value Fund, and Sterling Capital SMID Opportunities Fund have a maximum sales charge of 5.75% as a percentage of original purchase price. Class A Shares of Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund, Sterling Capital Total Return Fund, Sterling Capital Quality Income Fund, and the Tax-Free Funds have a maximum sales charge of 2.00% as a percentage of the original purchase price. Purchases of $1 million or more of Class A Shares are not subject to a front-end sales charge but will be subject to a Contingent Deferred Sales Charge (“CDSC”) of up to 1.00% of the purchase price if redeemed within two years after purchase for all Funds except the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund, Sterling Capital Total Return Bond Fund and Sterling Capital Quality Income Fund. With respect to the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund, Sterling Capital Total Return Bond Fund, and Sterling Capital Quality Income Fund, sales of Class A shares of $250,000 or more are not subject to a sales load but will be subject to a CDSC of up to 0.50% of the purchase price if redeemed within 18 months of purchase. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

128

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

2.	Significant Accounting Policies:

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Variable Net Asset Value Funds in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Sterling Capital Behavioral International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2021, there were no significant changes to the valuation policies and procedures.

129

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2021 is as follows:

	Level 1- Quoted Prices		Level 2- Other Significant Observable Inputs		Level 3- Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$32,730,542	(a)	$—		$—	$32,730,542
Sterling Capital Mid Value Fund	83,528,633	(a)	—		—	83,528,633
Sterling Capital Behavioral Small Cap Value Equity Fund	129,332,173	(a)	—		—	129,332,173
Sterling Capital Special Opportunities Fund	641,196,052	(a)	—		—	641,196,052
Sterling Capital Equity Income Fund	2,025,496,851	(a)	—		—	2,025,496,851
Sterling Capital Behavioral International Equity Fund	84,287,295	(b)	—		—	84,287,295
Sterling Capital SMID Opportunities Fund	13,636,373	(a)	—		—	13,636,373
Sterling Capital Stratton Mid Cap Value Fund	67,125,206	(a)	—		—	67,125,206
Sterling Capital Stratton Real Estate Fund	102,134,435	(a)	—		—	102,134,435
Sterling Capital Stratton Small Cap Value Fund	551,856,737	(a)	—		—	551,856,737
Sterling Capital Ultra Short Bond Fund	223,672	(b)	29,732,282	(a)	—	29,955,954
Sterling Capital Short Duration Bond Fund	3,040,445	(b)	193,710,332	(a)	—	196,750,777
Sterling Capital Intermediate U.S. Government Fund	498,607	(b)	19,673,397	(a)	—	20,172,004
Sterling Capital Total Return Bond Fund	17,215,532	(b)	1,555,229,399	(a)	—	1,572,444,931
Sterling Capital Corporate Fund	374,020	(b)	7,467,812	(a)	—	7,841,832
Sterling Capital Quality Income Fund	647,336	(b)	39,857,971	(a)	—	40,505,307
Sterling Capital North Carolina Intermediate Tax-Free Fund	2,238,736	(b)	178,182,243	(a)	—	180,420,979
Sterling Capital South Carolina Intermediate Tax-Free Fund	1,185,492	(b)	92,644,366	(a)	—	93,829,858
Sterling Capital Virginia Intermediate Tax-Free Fund	1,255,307	(b)	79,596,604	(a)	—	80,851,911
Sterling Capital West Virginia Intermediate Tax-Free Fund	1,031,162	(b)	96,847,152	(a)	—	97,878,314

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents money market funds and/or certain preferred stocks.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Derivative Instruments Categorized by Risk Exposure— The Funds’ derivative contracts for the period ended March 31, 2021 are not accounted for as hedging instruments under U.S. GAAP. The following is a summary of the location of the derivative instruments held by the Funds on the Statements of Operations and the category of primary risk exposure as of March 31, 2021:

The effect of derivative financial instruments on the Statements of Operations for the period ended March 31, 2021:

Sterling Capital
Equity Income Fund
Written options (equity contracts)	$(31,660)

During the period ended March 31, 2021, the Equity Income Fund held a daily number of contracts and a daily notional amount of equity written options of 1,000 and $6,474,000, respectively, while outstanding.

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly for Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government

130

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Quality Income Fund, and the Tax-Free Funds. Dividends from net investment income are declared and paid quarterly for Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund and Sterling Capital SMID Opportunities Fund, if the annualized yield of the distribution exceeds an amount determined annually by the Board. Dividends from net investment income for Sterling Capital Behavioral International Equity Fund is declared and paid annually. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital. Distributions to shareholders are recorded on the ex-dividend date.

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Foreign Currency Translation — The accounting records of the Sterling Capital Behavioral International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital Behavioral International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — All Funds, except Sterling Capital SMID Opportunities Fund, Sterling Capital Intermediate U.S. Government Fund and the Tax-Free Funds, may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales. The Funds did not hold any mortgage dollar rolls during the year.

131

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them.

In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may invest in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on when-issued securities until the underlying securities are received.

Accounting Standards— In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Funds’ financial statements.

132

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. government securities and securities maturing less than one year from acquisition) for the period ended March 31, 2021 were as follows:

	Purchases	Sales
Sterling Capital Behavioral Large Cap Value Equity Fund	$22,561,223	$24,312,111
Sterling Capital Mid Value Fund	14,099,670	18,894,334
Sterling Capital Behavioral Small Cap Value Equity Fund	59,996,352	57,290,471
Sterling Capital Special Opportunities Fund	90,065,975	146,700,721
Sterling Capital Equity Income Fund	169,570,177	132,639,087
Sterling Capital Behavioral International Equity Fund	96,565,480	110,893,443
Sterling Capital SMID Opportunities Fund	2,472,843	3,879,281
Sterling Capital Stratton Mid Cap Value Fund	2,038,025	6,225,748
Sterling Capital Stratton Real Estate Fund	10,533,094	6,996,135
Sterling Capital Stratton Small Cap Value Fund	23,385,686	165,281,917
Sterling Capital Ultra Short Bond Fund	7,591,763	6,332,646
Sterling Capital Short Duration Bond Fund	57,255,616	34,688,451
Sterling Capital Intermediate U.S. Government Fund	1,584,615	706,582
Sterling Capital Total Return Bond Fund	324,368,591	237,946,851
Sterling Capital Corporate Fund	2,756,509	13,780,117
Sterling Capital Quality Income Fund	5,257,621	491,396
Sterling Capital North Carolina Intermediate Tax-Free Fund	15,699,118	3,370,000
Sterling Capital South Carolina Intermediate Tax-Free Fund	15,597,607	5,403,088
Sterling Capital Virginia Intermediate Tax-Free Fund	7,704,028	4,616,816
Sterling Capital West Virginia Intermediate Tax-Free Fund	8,221,923	135,000

Purchases and sales of U.S. government securities (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2021 were as follows:

	Purchases	Sales
Sterling Capital Short Duration Bond Fund	$1,999,922	$2,308,777
Sterling Capital Intermediate U.S. Government Fund	22,719,336	13,450,288
Sterling Capital Total Return Bond Fund	218,953,932	165,997,388
Sterling Capital Corporate Fund	520,600	556,412
Sterling Capital Quality Income Fund	15,893,024	9,377,765

During the six months ended March 31, 2021, the Sterling Capital Total Return Bond Fund effected an in-kind redemption of its shares. The redemption in-kind occurred on March 29, 2021 and totaled $192,663,635.

4.	Related Party Transactions:

Under the terms of the investment advisory agreement, Sterling Capital Management LLC (“Sterling Capital” or the “Advisor”) is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital’s waived investment advisory fees are included on the Statements of Operations as “Less expenses waived by the Investment Advisor.” Information regarding these transactions is as follows for the period ended March 31, 2021:

	Prior to February 1, 2021			Effective February 1, 2021
	Contractual Fee Rate	Fee Rate after Contractual Waivers		Contractual Fee Rate	Fee Rate after Contractual Waivers
Sterling Capital Behavioral Large Cap Value Equity Fund	0.45%	0.45	%(1)	0.45%	0.45	%(1)
Sterling Capital Mid Value Fund	0.70%	0.61	%(2)	0.60%	0.60%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.60%	0.60%		0.60%	0.60%
Sterling Capital Special Opportunities Fund	0.65%	0.65	%(1)	0.65%	0.65%
Sterling Capital Equity Income Fund	0.55%	0.55	%(1)	0.55%	0.55%
Sterling Capital Behavioral International Equity Fund	0.60%	0.40	%(2)	0.40%	0.40%
Sterling Capital SMID Opportunities Fund	0.70%	0.70%		0.70%	0.70%
Sterling Capital Stratton Mid Cap Value Fund	0.70%	0.66	%(2)	0.60%	0.60%
Sterling Capital Stratton Real Estate Fund	0.58%	0.58%		0.58%	0.58%
Sterling Capital Stratton Small Cap Value Fund	0.85%	0.75	%(2)	0.75%	0.75%

133

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

	Prior to February 1, 2021			Effective February 1, 2021
	Contractual Fee Rate	Fee Rate after Contractual Waivers		Contractual Fee Rate	Fee Rate after Contractual Waivers
Sterling Capital Ultra Short Bond Fund	0.20%	0.02	%(2)	0.20%	0.20%
Sterling Capital Short Duration Bond Fund	0.30%	0.20	%(2)	0.20%	0.20%
Sterling Capital Intermediate U.S. Government Fund	0.32%	0.16	%(2)	0.32%	0.12	%(3)
Sterling Capital Total Return Bond Fund	0.37%	0.24	%(2)	0.25%	0.25%
Sterling Capital Corporate Fund	0.35%	0.31	%(2)	0.35%	0.31	%(1),(3)
Sterling Capital Quality Income Fund	0.35%	0.31	%(2)	0.35%	0.31	%(3)
Sterling Capital North Carolina Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital South Carolina Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital Virginia Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital West Virginia Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%

(1)	For all or a portion of the period ended March 31, 2021, Sterling Capital voluntarily waived and/or reimbursed certain expenses of the Funds. Voluntary waivers and reimbursements of expenses may be discontinued at any time.

(2)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2020 through January 31, 2021.

(3)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2021 through January 31, 2022.

For the following Funds, Sterling Capital has contractually agreed to waive its investment advisory fees, pay Fund operating expenses, and/or reimburse fees or expenses, in order to limit expenses of the shares based on average daily net assets, excluding interest, taxes, acquired funds fees and extraordinary expenses. The expense limitations for the periods February 1, 2020 through January 31, 2021 and February 1, 2021 through January 31, 2022 are as follows:

	Effective February 1, 2021
	Class A	Class C	Institutional	Class R	Class R6
Sterling Capital SMID Opportunities Fund	1.04%	1.79%	0.79%	–%	–%
Sterling Capital Ultra Short Bond Fund	0.52%	–%	0.27%	–%	–%
Sterling Capital Intermediate U.S. Government Fund	0.75%	1.50%	0.50%	–%	–%
Sterling Capital Total Return Bond Fund	0.70%	1.45%	0.45%	0.95%	0.45%

	Prior to February 1, 2021
	Class A	Class C	Institutional	Class R
Sterling Capital Behavioral International Equity Fund	1.00%	1.75%	0.75%	–%
Sterling Capital SMID Opportunities Fund	1.04%	1.79%	0.79%	–%
Sterling Capital Stratton Small Cap Value Fund	1.30%	2.05%	1.05%	–%
Sterling Capital Total Return Bond Fund	0.70%	1.45%	0.45%	0.95%

For the following Funds, Sterling Capital has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse a Fund the following levels with respect to the Funds' Class R6 Shares, effective for the period February 1, 2021 through January 31, 2022:

Effective February 1, 2021
Sterling Capital Behavioral Large Cap Value Equity Fund	0.05%
Sterling Capital Mid Value Fund	0.09%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.05%
Sterling Capital Special Opportunities Fund	0.08%
Sterling Capital Equity Income Fund	0.10%
Sterling Capital Behavioral International Equity Fund	0.05%
Sterling Capital Stratton Real Estate Fund	0.09%
Sterling Capital Stratton Small Cap Value Fund	0.10%
Sterling Capital Short Duration Bond Fund	0.09%
Sterling Capital Total Return Bond Fund	0.55%

For the following Funds and with respect to R6 Shares of such Fund, Sterling Capital contractually agreed to waive its administration fees, pay Fund operating expenses of Class R6 Shares, and/or reimburse fees or expenses, in order to limit expenses of the shares based on average daily net assets, excluding interest, taxes, acquired funds fees and extraordinary expenses. The expense limitations effective for the period February 1, 2020 through January 31, 2021 were as follows:

134

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

Prior to February 1, 2021
Sterling Capital Behavioral Large Cap Value Equity Fund	0.59%
Sterling Capital Mid Value Fund	0.81%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.74%
Sterling Capital Special Opportunities Fund	0.78%
Sterling Capital Equity Income Fund	0.67%
Sterling Capital Behavioral International Equity Fund	0.64%
Sterling Capital Stratton Real Estate Fund	0.73%
Sterling Capital Stratton Small Cap Value Fund	0.87%
Sterling Capital Total Return Bond Fund	0.35%

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. The Funds pay their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds, at a rate of 0.1075% on the first $3.5 billion of average net assets, 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” Pursuant to a sub-administration agreement with Sterling Capital, The Bank of New York Mellon (“the “Sub-Administrator”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, The Bank of New York Mellon is entitled to a fee payable by Sterling Capital. The Bank of New York Mellon also serves as the Funds’ fund accountant and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees.”

BNY Mellon Investment Servicing (US) Inc. serves as the Funds’ transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Transfer agent fees.”

Sterling Capital’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO’s base salary and incentive pay. As a result, the CCO fee paid by the Funds is only part of the total compensation received by the CCO. Expenses incurred are reflected on the Statements of Operations as “Compliance Service Fees.”

For the period ended March 31, 2021, the Funds paid $16,000 in brokerage fees to Truist Securities on the execution of purchases and sales of the Funds’ portfolio investments.

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Sterling Capital Distributors, LLC (the “Distributor”) serves as distributor to the Funds pursuant to an underwriting agreement. The Plan provides for payments to the Distributor of up to 0.25%, 1.00% and 0.50% of the average daily net assets of the Class A Shares, Class C Shares, and Class R Shares, respectively. In addition, the Distributor is entitled to receive commissions on sales of shares of the Variable Net Asset Value Funds. For the period ended March 31, 2021, the Distributor received $121,615 from commissions earned on sales of shares of the Variable Net Asset Value Funds. The Distributor does not retain commissions for profit. These commissions and fees may be used by the Distributor to pay banks, broker dealers and other institutions, including affiliates of the Advisor.

The Advisor and/or its affiliates may pay out of their own assets (and not as an additional charge to a fund) compensation to selected affiliated and unaffiliated brokers, dealers and other financial intermediaries in connection with the sale and distribution of the shares and/or the retention and/or servicing of Fund investors and Fund shares. These payments, sometimes referred to as “revenue sharing” payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Funds. The amount of these payments is determined at the discretion of the Advisor and/or its affiliates from time to time, may be substantial, and may be different for different financial advisors. Receipt of, or the prospect of receiving, this additional compensation may influence your financial intermediary’s recommendation of a Fund or of a particular share class of a Fund. Commissions and finder’s fees financed by the Advisor and paid by the Distributor to affiliated broker-dealers during the period ended March 31, 2021 were $1,589.

135

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $100,000 plus $7,500 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $1,500 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $1,500 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting. Additionally, the Chairman of the Board receives additional compensation at the annual rate of $24,000, the Audit Committee Chairman receives additional compensation at the annual rate of $18,000, and the Chairman of the Nominations Committee receives additional compensation at the annual rate of $7,500. The fees are allocated across the Trust based upon relative net assets.

5.	Capital Transactions:

Transactions in Class A, Class C, Institutional, Class R and Class R6 Shares were:

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A	Shares	Amount	Shares	Amount
Issued	32,238	$630,891	153,400	$2,524,986
Reinvested	15,398	288,408	81,556	1,486,105
Redeemed	(116,185)	(2,261,557)	(234,670)	(4,171,306)
Total	(68,549)	$(1,342,258)	286	$(160,215)

Sterling Capital Behavioral Large Cap Value Equity Fund
Class C	Shares	Amount	Shares	Amount
Issued	396	$7,322	10,269	$133,361
Reinvested	186	3,360	1,736	30,756
Redeemed	(21,201)	(387,597)	(10,492)	(167,857)
Total	(20,619)	$(376,915)	1,513	$(3,740)

Sterling Capital Behavioral Large Cap Value Equity Fund
Institutional	Shares	Amount	Shares	Amount
Issued	17,198	$323,886	8,460	$149,451
Reinvested	980	18,502	15,145	288,365
Redeemed	(33,579)	(643,490)	(292,703)	(4,315,079)
Total	(15,401)	$(301,102)	(269,098)	$(3,877,263)

Sterling Capital Behavioral Large Cap Value Equity Fund
Class R6	Shares	Amount	Shares	Amount
Issued	—	$—	463,022	$8,106,412
Reinvested	1	5	574,922	10,771,551
Redeemed	—	—	(13,259,237)	(224,757,934)
Total	1	$5	(12,221,293)	$(205,879,971)

Sterling Capital Mid Value Fund
Class A	Shares	Amount	Shares	Amount
Issued	26,181	$482,542	44,410	$609,680
Reinvested	2,391	41,220	113,825	1,809,392
Redeemed	(143,534)	(2,459,291)	(240,368)	(3,436,452)
Total	(114,962)	$(1,935,529)	(82,133)	$(1,017,380)

136

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020
Sterling Capital Mid Value Fund
Class C	Shares	Amount	Shares	Amount
Issued	1,095	$16,997	4,461	$46,636
Reinvested	—	—	17,217	231,932
Redeemed	(45,721)	(678,913)	(92,335)	(1,074,073)
Total	(44,626)	$(661,916)	(70,657)	$(795,505)

Sterling Capital Mid Value Fund
Institutional	Shares	Amount	Shares	Amount
Issued	480,275	$8,785,343	557,945	$8,007,600
Reinvested	9,659	170,284	241,018	3,922,615
Redeemed	(255,128)	(4,651,463)	(7,601,067)	(117,763,003)
Total	234,806	$4,304,164	(6,802,104)	$(105,832,788)

Sterling Capital Mid Value Fund
Class R	Shares	Amount	Shares	Amount
Issued	12	$225	1	$15
Reinvested	—	2	30	455
Redeemed	(1)	(9)	(1)	(18)
Total	11	$218	30	$452

Sterling Capital Mid Value Fund
Class R6	Shares	Amount	Shares	Amount
Issued	2,636	$43,186	320,533	$4,401,107
Reinvested	23	394	2	39
Redeemed	(214,666)	(3,840,273)	(15,125,634)	(239,675,052)
Total	(212,007)	$(3,796,693)	(14,805,099)	$(235,273,906)

Sterling Capital Behavioral Small Cap Value Equity Fund
Class A	Shares	Amount	Shares	Amount
Issued	8,821	$144,573	25,993	$288,173
Reinvested	2,769	40,284	3,875	60,376
Redeemed	(30,290)	(435,842)	(65,574)	(833,998)
Total	(18,700)	$(250,985)	(35,706)	$(485,449)

Sterling Capital Behavioral Small Cap Value Equity Fund
Class C	Shares	Amount	Shares	Amount
Issued	204	$3,061	687	$8,445
Reinvested	—	—	78	1,166
Redeemed	(6,741)	(106,127)	(2,636)	(29,287)
Total	(6,537)	$(103,066)	(1,871)	$(19,676)

Sterling Capital Behavioral Small Cap Value Equity Fund
Institutional	Shares	Amount	Shares	Amount
Issued	296,775	$5,012,796	98,215	$1,201,562
Reinvested	4,254	62,444	9,919	155,825
Redeemed	(200,073)	(3,286,046)	(1,463,078)	(16,809,476)
Total	100,956	$1,789,194	(1,354,944)	$(15,452,089)

137

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020
Sterling Capital Behavioral Small Cap Value Equity Fund
Class R	Shares	Amount	Shares	Amount
Issued	1,256	$18,717	8,238	$109,023
Reinvested	76	1,097	99	1,536
Redeemed	(1,250)	(17,621)	(776)	(7,952)
Total	82	$2,193	7,561	$102,607

Sterling Capital Behavioral Small Cap Value Equity Fund
Class R6	Shares	Amount	Shares	Amount
Issued	3,271	$54,841	92,534	$1,214,580
Reinvested	57,955	851,367	55,488	872,270
Redeemed	(2,814)	(44,252)	(8,615,520)	(122,868,186)
Total	58,412	$861,956	(8,467,498)	$(120,781,336)

Sterling Capital Special Opportunities Fund
Class A	Shares	Amount	Shares	Amount
Issued	560,661	$16,552,191	821,061	$19,038,037
Reinvested	127,257	3,532,665	667,153	16,465,521
Redeemed	(1,004,697)	(28,325,778)	(3,334,855)	(74,966,780)
Total	(316,779)	$(8,240,922)	(1,846,641)	$(39,463,222)

Sterling Capital Special Opportunities Fund
Class C	Shares	Amount	Shares	Amount
Issued	38,289	$874,335	193,408	$3,525,009
Reinvested	41,122	906,331	257,473	5,097,950
Redeemed	(839,068)	(19,144,814)	(1,526,477)	(28,053,096)
Total	(759,657)	$(17,364,148)	(1,075,596)	$(19,430,137)

Sterling Capital Special Opportunities Fund
Institutional	Shares	Amount	Shares	Amount
Issued	562,354	$17,307,518	2,245,496	$52,543,075
Reinvested	63,869	1,886,861	394,968	10,359,812
Redeemed	(1,163,771)	(34,792,690)	(6,923,672)	(161,840,614)
Total	(537,548)	$(15,598,311)	(4,283,208)	$(98,937,727)

Sterling Capital Special Opportunities Fund
Class R	Shares	Amount	Shares	Amount
Issued	28	$693	817	$18,817
Reinvested	—	14	194	4,837
Redeemed	(4,520)	(115,349)	(8,059)	(209,835)
Total	(4,492)	$(114,642)	(7,048)	$(186,181)

Sterling Capital Special Opportunities Fund
Class R6	Shares	Amount	Shares	Amount
Issued	62,054	$1,865,036	2,425,430	$58,697,590
Reinvested	690	20,418	721,782	18,960,051
Redeemed	(243,145)	(7,394,440)	(15,250,967)	(379,778,869)
Total	(180,401)	$(5,508,986)	(12,103,755)	$(302,121,228)

138

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020
Sterling Capital Equity Income Fund
Class A	Shares	Amount	Shares	Amount
Issued	2,733,295	$64,812,095	3,135,753	$61,979,645
Reinvested	89,182	2,144,693	894,160	18,130,587
Redeemed	(1,454,021)	(32,973,331)	(3,952,671)	(75,667,035)
Total	1,368,456	$33,983,457	77,242	$4,443,197

Sterling Capital Equity Income Fund
Class C	Shares	Amount	Shares	Amount
Issued	215,068	$4,889,413	601,400	$11,942,453
Reinvested	7,729	181,960	359,269	7,273,756
Redeemed	(2,422,043)	(56,494,754)	(2,458,114)	(47,264,406)
Total	(2,199,246)	$(51,423,381)	(1,497,445)	$(28,048,197)

Sterling Capital Equity Income Fund
Institutional	Shares	Amount	Shares	Amount
Issued	9,409,875	$215,295,720	32,659,085	$657,438,047
Reinvested	303,948	7,325,037	2,486,728	50,554,803
Redeemed	(5,057,333)	(115,481,955)	(29,067,017)	(538,369,044)
Total	4,656,490	$107,138,802	6,078,796	$169,623,806

Sterling Capital Equity Income Fund
Class R	Shares	Amount	Shares	Amount
Issued	11,480	$270,581	13,967	$275,755
Reinvested	406	9,730	6,290	128,228
Redeemed	(13,635)	(297,243)	(66,172)	(1,341,545)
Total	(1,749)	$(16,932)	(45,915)	$(937,562)

Sterling Capital Equity Income Fund
Class R6	Shares	Amount	Shares	Amount
Issued	614,069	$13,506,550	7,276,798	$144,728,495
Reinvested	10,147	244,150	958,953	19,454,375
Redeemed	(641,296)	(14,652,323)	(21,642,399)	(418,538,744)
Total	(17,080)	$(901,623)	(13,406,648)	$(254,355,874)

Sterling Capital Behavioral International Equity Fund
Class A	Shares	Amount	Shares	Amount
Issued	7,537	$65,872	5,175	$48,933
Reinvested	1,452	12,832	1,530	15,210
Redeemed	(3,893)	(34,253)	(10,924)	(92,152)
Total	5,096	$44,451	(4,219)	$(28,009)

Sterling Capital Behavioral International Equity Fund
Class C	Shares	Amount	Shares	Amount
Issued	12	$113	—	$—
Reinvested	101	891	100	987
Redeemed	(72)	(671)	(1,362)	(13,296)
Total	41	$333	(1,262)	$(12,309)

139

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020
Sterling Capital Behavioral International Equity Fund
Institutional	Shares	Amount	Shares	Amount
Issued	—	$—	64,545	$588,489
Reinvested	2,040	18,010	2,342	23,254
Redeemed	(1,611,354)	(14,704,899)	(150,716)	(1,496,343)
Total	(1,609,314)	$(14,686,889)	(83,829)	$(884,600)

Sterling Capital Behavioral International Equity Fund
Class R6	Shares	Amount	Shares	Amount
Reinvested	235,591	$2,082,632	252,981	$2,512,098
Total	235,591	$2,082,632	252,981	$2,512,098

Sterling Capital SMID Opportunities Fund
Class A	Shares	Amount	Shares	Amount
Issued	24,709	$368,939	135,999	$1,803,928
Reinvested	—	—	11,940	158,917
Redeemed	(28,242)	(415,786)	(26,499)	(304,881)
Total	(3,533)	$(46,847)	121,440	$1,657,964

Sterling Capital SMID Opportunities Fund
Class C	Shares	Amount	Shares	Amount
Issued	45	$641	16,823	$218,546
Reinvested	—	—	4,510	58,816
Redeemed	(3,625)	(51,368)	(9,579)	(106,746)
Total	(3,580)	$(50,727)	11,754	$170,616

Sterling Capital SMID Opportunities Fund
Institutional	Shares	Amount	Shares	Amount
Issued	9,088	$127,480	332,630	$3,976,210
Reinvested	—	—	18,925	253,402
Redeemed	(50,929)	(666,513)	(329,334)	(3,544,403)
Total	(41,841)	$(539,033)	22,221	$685,209

Sterling Capital Stratton Mid Cap Value Fund
Class A	Shares	Amount	Shares	Amount
Issued	3,184	$199,202	673	$42,699
Reinvested	30	2,010	60	3,928
Redeemed	(1,350)	(83,318)	(229)	(10,801)
Total	1,864	$117,894	504	$35,826

Sterling Capital Stratton Mid Cap Value Fund
Class C	Shares	Amount	Shares	Amount
Issued	2	$169	—	$—
Reinvested	—	5	1	34
Total	2	$174	1	$34

Sterling Capital Stratton Mid Cap Value Fund
Institutional	Shares	Amount	Shares	Amount
Issued	5,819	$423,044	33,549	$1,843,863
Reinvested	6,932	473,525	28,066	1,862,795
Redeemed	(67,254)	(4,617,730)	(110,782)	(6,433,325)
Total	(54,503)	$(3,721,161)	(49,167)	$(2,726,667)

140

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020
Sterling Capital Stratton Real Estate Fund
Class A	Shares	Amount	Shares	Amount
Issued	2,634	$103,345	36,748	$1,481,184
Reinvested	384	14,816	1,452	53,827
Redeemed	(1,262)	(48,405)	(42,464)	(1,569,461)
Total	1,756	$69,756	(4,264)	$(34,450)

Sterling Capital Stratton Real Estate Fund
Class C	Shares	Amount	Shares	Amount
Issued	—	$—	284	$12,001
Reinvested	112	4,237	272	10,328
Redeemed	(1,301)	(50,430)	(147)	(5,223)
Total	(1,189)	$(46,193)	409	$17,106

Sterling Capital Stratton Real Estate Fund
Institutional	Shares	Amount	Shares	Amount
Issued	211,133	$8,316,242	247,551	$9,677,466
Reinvested	54,482	2,108,281	133,980	5,099,447
Redeemed	(142,008)	(5,526,659)	(542,622)	(20,130,666)
Total	123,607	$4,897,864	(161,091)	$(5,353,753)

Sterling Capital Stratton Real Estate Fund
Class R6	Shares	Amount	Shares	Amount
Issued	198	$7,664	12	$500
Reinvested	4	134	—	9
Redeemed	—	(5)	—	—
Total	202	$7,793	12	$509

Sterling Capital Stratton Small Cap Value Fund
Class A	Shares	Amount	Shares	Amount
Issued	5,016	$371,141	7,926	$553,247
Reinvested	5,127	349,012	2,260	174,082
Redeemed	(4,290)	(303,984)	(13,600)	(944,522)
Total	5,853	$416,169	(3,414)	$(217,193)

Sterling Capital Stratton Small Cap Value Fund
Class C	Shares	Amount	Shares	Amount
Issued	218	$17,512	1,598	$119,709
Reinvested	643	41,968	312	23,281
Redeemed	(245)	(17,944)	(1,601)	(80,726)
Total	616	$41,536	309	$62,264

Sterling Capital Stratton Small Cap Value Fund
Institutional	Shares	Amount	Shares	Amount
Issued	421,972	$31,620,173	1,728,136	$110,101,534
Reinvested	916,791	62,862,359	590,269	45,739,757
Redeemed	(2,134,100)	(158,214,044)	(7,138,073)	(437,842,996)
Total	(795,337)	$(63,731,512)	(4,819,668)	$(282,001,705)

141

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020
Sterling Capital Stratton Small Cap Value Fund
Class R6	Shares	Amount	Shares	Amount
Issued	—	$—	44,970	$2,997,750
Reinvested	7,678	527,073	—	—
Redeemed	(12,875)	(1,000,000)	—	—
Total	(5,197)	$(472,927)	44,970	$2,997,750

Sterling Capital Ultra Short Bond Fund
Class A	Shares	Amount	Shares	Amount
Issued	176,584	$1,734,699	78,800	$768,600
Reinvested	1,572	15,438	3,993	39,025
Redeemed	(16,595)	(162,958)	(37,182)	(363,294)
Total	161,561	$1,587,179	45,611	$444,331

Sterling Capital Ultra Short Bond Fund
Institutional	Shares	Amount	Shares	Amount
Issued	203,628	$2,001,075	2,531,059	$24,826,301
Reinvested	9,951	97,757	28,634	280,149
Redeemed	(1,054,744)	(10,359,709)	(697,381)	(6,810,714)
Total	(841,165)	$(8,260,877)	1,862,312	$18,295,736

Sterling Capital Short Duration Bond Fund
Class A	Shares	Amount	Shares	Amount
Issued	74,692	$655,406	175,935	$1,540,121
Reinvested	4,855	42,591	7,457	64,820
Redeemed	(37,825)	(332,383)	(67,674)	(585,882)
Total	41,722	$365,614	115,718	$1,019,059

Sterling Capital Short Duration Bond Fund
Class C	Shares	Amount	Shares	Amount
Issued	9,058	$79,474	16,474	$142,762
Reinvested	695	6,096	1,626	14,118
Redeemed	(33,780)	(296,295)	(38,057)	(329,079)
Total	(24,027)	$(210,725)	(19,957)	$(172,199)

Sterling Capital Short Duration Bond Fund
Institutional	Shares	Amount	Shares	Amount
Issued	3,539,729	$31,045,231	4,175,301	$36,219,458
Reinvested	202,368	1,775,048	395,450	3,435,852
Redeemed	(1,871,589)	(16,429,869)	(4,531,536)	(39,043,049)
Total	1,870,508	$16,390,410	39,215	$612,261

Sterling Capital Short Duration Bond Fund
Class R6	Shares	Amount	Shares	Amount
Issued	192	$1,690	—	$—
Reinvested	1	7	—	—
Total	193	$1,697	—	$—

142

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020
Sterling Capital Intermediate U.S. Government Fund
Class A	Shares	Amount	Shares	Amount
Issued	20,666	$207,550	55,087	$554,319
Reinvested	3,316	33,225	8,487	85,392
Redeemed	(41,933)	(421,412)	(31,430)	(315,048)
Total	(17,951)	$(180,637)	32,144	$324,663

Sterling Capital Intermediate U.S. Government Fund
Class C	Shares	Amount	Shares	Amount
Issued	211	$2,127	11,185	$112,211
Reinvested	136	1,363	598	6,005
Redeemed	(14,400)	(144,179)	(19,381)	(194,695)
Total	(14,053)	$(140,689)	(7,598)	$(76,479)

Sterling Capital Intermediate U.S. Government Fund
Institutional	Shares	Amount	Shares	Amount
Issued	1,527,372	$15,455,531	126,341	$1,266,215
Reinvested	16,754	167,950	4,106	41,332
Redeemed	(675,587)	(6,813,832)	(449,326)	(4,514,351)
Total	868,539	$8,809,649	(318,879)	$(3,206,804)

Sterling Capital Total Return Bond Fund
Class A	Shares	Amount	Shares	Amount
Issued	1,850,759	$21,015,901	936,247	$10,424,297
Reinvested	125,087	1,407,369	124,243	1,378,467
Redeemed	(1,476,762)	(16,787,784)	(1,135,926)	(12,578,428)
Total	499,084	$5,635,486	(75,436)	$(775,664)

Sterling Capital Total Return Bond Fund
Class C	Shares	Amount	Shares	Amount
Issued	66,859	$753,688	187,152	$2,084,221
Reinvested	13,453	151,771	12,051	133,900
Redeemed	(234,979)	(2,622,215)	(226,735)	(2,514,880)
Total	(154,667)	$(1,716,756)	(27,532)	$(296,759)

Sterling Capital Total Return Bond Fund
Institutional	Shares	Amount	Shares	Amount
Issued	19,896,864	$223,482,783	45,022,046	$500,763,875
Reinvested	1,742,250	19,612,746	1,611,907	17,896,942
Redeemed	(13,537,832)	(152,093,238)	(52,101,509)	(578,148,682)
Total	8,101,282	$91,002,291	(5,467,556)	$(59,487,865)

Sterling Capital Total Return Bond Fund
Class R	Shares	Amount	Shares	Amount
Issued	107	$1,201	2,233	$23,288
Reinvested	68	761	77	856
Redeemed	(3)	(39)	(2,208)	(24,910)
Total	172	$1,923	102	$(766)

143

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020
Sterling Capital Total Return Bond Fund
Class R6	Shares	Amount	Shares	Amount
Issued	9,426,778	$105,729,609	38,524,008	$428,138,587
Reinvested	1,105,697	12,460,229	1,177,261	13,099,276
Redeemed	(29,902,899)	(330,780,035)	(15,446,477)	(172,823,066)
Total	(19,370,424)	$(212,590,197)	24,254,792	$268,414,797

Sterling Capital Corporate Fund
Class A	Shares	Amount	Shares	Amount
Issued	12,992	$139,451	15,085	$156,446
Reinvested	2,181	23,142	1,171	12,278
Redeemed	(3,519)	(37,101)	(18,827)	(193,295)
Total	11,654	$125,492	(2,571)	$(24,571)

Sterling Capital Corporate Fund
Class C	Shares	Amount	Shares	Amount
Issued	451	$4,753	—	$—
Reinvested	12	123	6	59
Redeemed	(450)	(4,724)	—	—
Total	13	$152	6	$59

Sterling Capital Corporate Fund
Institutional	Shares	Amount	Shares	Amount
Issued	29,270	$310,897	180,117	$1,891,535
Reinvested	47,775	507,799	55,573	581,655
Redeemed	(1,094,587)	(11,770,030)	(699,692)	(7,313,016)
Total	(1,017,542)	$(10,951,334)	(464,002)	$(4,839,826)

Sterling Capital Quality Income Fund
Class A	Shares	Amount	Shares	Amount
Issued	1,830	$18,666	442	$4,530
Reinvested	33	342	49	503
Redeemed	(557)	(5,663)	—	—
Total	1,306	$13,345	491	$5,033

Sterling Capital Quality Income Fund
Class C	Shares	Amount	Shares	Amount
Issued	311	$3,149	—	$—
Reinvested	2	19	20	193
Redeemed	(309)	(3,129)	(3,131)	(31,480)
Total	4	$39	(3,111)	$(31,287)

Sterling Capital Quality Income Fund
Institutional	Shares	Amount	Shares	Amount
Issued	796,794	$8,120,044	208,010	$2,105,011
Reinvested	38,496	392,314	90,503	920,397
Redeemed	(433,696)	(4,404,214)	(407,950)	(4,149,948)
Total	401,594	$4,108,144	(109,437)	$(1,124,540)

144

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A	Shares	Amount	Shares	Amount
Issued	164,580	$1,823,765	152,013	$1,667,914
Reinvested	16,774	186,272	48,264	530,626
Redeemed	(209,795)	(2,333,615)	(713,982)	(7,727,144)
Total	(28,441)	$(323,578)	(513,705)	$(5,528,604)

Sterling Capital North Carolina Intermediate Tax-Free Fund
Class C	Shares	Amount	Shares	Amount
Issued	10,442	$115,982	27,857	$308,701
Reinvested	633	7,022	2,382	26,154
Redeemed	(108,600)	(1,200,456)	(43,040)	(470,613)
Total	(97,525)	$(1,077,452)	(12,801)	$(135,758)

Sterling Capital North Carolina Intermediate Tax-Free Fund
Institutional	Shares	Amount	Shares	Amount
Issued	1,575,128	$17,529,444	2,377,741	$26,185,547
Reinvested	43,010	477,475	88,821	977,398
Redeemed	(887,092)	(9,848,047)	(2,635,408)	(28,097,422)
Total	731,046	$8,158,872	(168,846)	$(934,477)

Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A	Shares	Amount	Shares	Amount
Issued	960,548	$11,053,993	184,616	$2,110,914
Reinvested	9,851	112,992	18,872	214,543
Redeemed	(86,123)	(990,068)	(270,196)	(3,071,326)
Total	884,276	$10,176,917	(66,708)	$(745,869)

Sterling Capital South Carolina Intermediate Tax-Free Fund
Class C	Shares	Amount	Shares	Amount
Issued	1,736	$20,002	1,185	$13,353
Reinvested	258	2,962	856	9,725
Redeemed	(24,173)	(277,216)	(5,511)	(62,283)
Total	(22,179)	$(254,252)	(3,470)	$(39,205)

Sterling Capital South Carolina Intermediate Tax-Free Fund
Institutional	Shares	Amount	Shares	Amount
Issued	724,170	$8,252,179	1,270,610	$14,320,358
Reinvested	16,177	184,222	31,100	351,267
Redeemed	(798,709)	(9,102,679)	(915,223)	(10,285,334)
Total	(58,362)	$(666,278)	386,487	$4,386,291

Sterling Capital Virginia Intermediate Tax-Free Fund
Class A	Shares	Amount	Shares	Amount
Issued	91,140	$1,104,999	26,491	$324,486
Reinvested	11,252	136,992	20,505	247,942
Redeemed	(54,724)	(664,437)	(105,821)	(1,266,893)
Total	47,668	$577,554	(58,825)	$(694,465)

145

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020
Sterling Capital Virginia Intermediate Tax-Free Fund
Class C	Shares	Amount	Shares	Amount
Issued	—	$—	9	$104
Reinvested	297	3,621	594	7,181
Redeemed	(58,366)	(704,031)	(5,468)	(66,023)
Total	(58,069)	$(700,410)	(4,865)	$(58,738)

Sterling Capital Virginia Intermediate Tax-Free Fund
Institutional	Shares	Amount	Shares	Amount
Issued	526,142	$6,396,899	681,495	$8,258,693
Reinvested	7,431	90,444	13,400	161,997
Redeemed	(378,255)	(4,586,544)	(508,256)	(6,088,966)
Total	155,318	$1,900,799	186,639	$2,331,724

Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A	Shares	Amount	Shares	Amount
Issued	107,383	$1,105,080	634,144	$6,396,778
Reinvested	20,651	212,367	47,135	480,527
Redeemed	(97,974)	(1,008,651)	(185,534)	(1,879,261)
Total	30,060	$308,796	495,745	$4,998,044

Sterling Capital West Virginia Intermediate Tax-Free Fund
Class C	Shares	Amount	Shares	Amount
Issued	1	$11	1,517	$15,630
Reinvested	110	1,140	386	3,931
Redeemed	(27,162)	(279,350)	(5,507)	(56,942)
Total	(27,051)	$(278,199)	(3,604)	$(37,381)

Sterling Capital West Virginia Intermediate Tax-Free Fund
Institutional	Shares	Amount	Shares	Amount
Issued	868,225	$8,946,307	2,043,897	$20,938,668
Reinvested	6,102	62,848	11,342	115,735
Redeemed	(483,720)	(4,985,450)	(757,217)	(7,728,507)
Total	390,607	$4,023,705	1,298,022	$13,325,896

6.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

7.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Trust, pursuant to an umbrella credit agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Trust to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreement, an aggregate uncommitted amount of $100,000,000 has been made available for use by all Funds of the Trust. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never at a rate of less than one percent (1%) per annum. The Agreement will expire on March 25, 2022. During the period ended March 31, 2021, each of the following Funds utilized its line of credit:

146

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

	Average Interest Rate	Average Loan Balance*	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed
Sterling Capital Behavioral International Equity Fund	1.25%	$4,918,000	3	$512	$11,363,000
Sterling Capital SMID Opportunities Fund	1.25%	114,000	1	4	114,000
Sterling Capital Stratton Small Cap Value Fund	1.25%	1,686,000	4	234	4,435,000

*	Average loan balance was calculated by taking the sum of the loans outstanding for each day divided by the number of days the loans were outstanding.

8.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the year, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Capital losses originating in taxable years beginning on or before December 22, 2010 are permitted to be carried forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-2010 capital losses”) are carried forward indefinitely. Furthermore, post-2010 capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law. At September 30, 2020, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Code and the Treasury regulations:

	Amount With No Expiration
	Short-term Losses	Long-term Losses
Sterling Capital Behavioral Large Cap Value Equity Fund	$(25,351,797)	$—
Sterling Capital Behavioral Small Cap Value Equity Fund	(23,661,059)	(6,840,817)
Sterling Capital Equity Income Fund	(62,718,536)	—
Sterling Capital Behavioral International Equity Fund	(21,129,218)	(3,526,051)
Sterling Capital SMID Opportunities Fund	(5,413)	(41,673)
Sterling Capital Ultra Short Bond Fund	(74,448)	(921,894)
Sterling Capital Short Duration Bond Fund	(777,978)	(6,185,252)
Sterling Capital Intermediate U.S. Government Fund	(254,289)	(737,201)
Sterling Capital Quality Income Fund	(1,267,771)	(486,012)
Sterling Capital North Carolina Intermediate Tax-Free Fund	(525,153)	—

147

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

	Amount With No Expiration
	Short-term Losses	Long-term Losses
Sterling Capital South Carolina Intermediate Tax-Free Fund	(338,132)	—

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2020 was as follows:

	Distributions paid from
	Ordinary Income	Net Long- Term Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Sterling Capital Behavioral Large Cap Value Equity Fund	$4,582,204	$8,070,984	$12,653,188	$—	$12,653,188
Sterling Capital Mid Value Fund	1,432,311	5,461,248	6,893,559	—	6,893,559
Sterling Capital Behavioral Small Cap Value Equity Fund	1,152,180	—	1,152,180	—	1,152,180
Sterling Capital Special Opportunities Fund	1,733,137	83,258,457	84,991,594	—	84,991,594
Sterling Capital Equity Income Fund	34,913,648	76,162,769	111,076,417	—	111,076,417
Sterling Capital Behavioral International Equity Fund	3,012,621	—	3,012,621	—	3,012,621
Sterling Capital SMID Opportunities Fund	—	471,135	471,135	—	471,135
Sterling Capital Stratton Mid Cap Value Fund	579,842	1,433,142	2,012,984	—	2,012,984
Sterling Capital Stratton Real Estate Fund	1,738,242	4,272,613	6,010,855	—	6,010,855
Sterling Capital Stratton Small Cap Value Fund	6,024,521	77,944,204	83,968,725	—	83,968,725
Sterling Capital Ultra Short Bond Fund	444,854	—	444,854	—	444,854
Sterling Capital Intermediate U.S. Government Fund	367,820	—	367,820	—	367,820
Sterling Capital Total Return Bond Fund	46,351,977	193,428	46,545,405	—	46,545,405
Sterling Capital Corporate Fund	609,261	21,250	630,511	—	630,511
Sterling Capital Quality Income Fund	975,082	—	975,082	—	975,082
Sterling Capital North Carolina Intermediate Tax-Free Fund	143,649	—	143,649	3,188,284	3,331,933
Sterling Capital South Carolina Intermediate Tax-Free Fund	13,257	—	13,257	1,608,335	1,621,592
Sterling Capital Virginia Intermediate Tax-Free Fund	72,152	—	72,152	1,384,524	1,456,676
Sterling Capital West Virginia Intermediate Tax-Free Fund	19,612	78,475	98,087	1,691,414	1,789,501

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes. The Funds may also utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends.

Under current tax law, net capital losses or, if there are no such losses, net long-term capital losses or net short-term capital losses realized after October 31, net ordinary losses from the sale, exchange or other taxable disposition of property realized after October 31 and other net ordinary losses realized after December 31 of a Fund’s taxable year may be deferred and treated as occurring on the first business day of the following taxable year for tax purposes. The following Funds had deferred qualified late-year losses, which will be treated as arising on the first business day of the taxable year ending September 30, 2020:

	Qualified Late- Year Ordinary Losses	Qualified Late-Year Short-term Capital Losses	Qualified Late-Year Long-term Capital Losses
Sterling Capital Mid Value Fund	$—	$(1,381,273)	$3,964,572
Sterling Capital SMID Opportunities Fund	18,568	754,371	275,700
Sterling Capital Stratton Mid Cap Value Fund	—	139,379	292,452

148

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

As of March 31, 2021, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/ Tax Exempt Income	Undistributed Long Term Capital Gains	Distributable Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Distributable Earnings (Accumulated Deficit)
Sterling Capital Behavioral Large Cap Value Equity Fund	$(529,115)	$—	$(529,115)	$(73)	$(22,427,999)	$7,164,489	$(15,792,698)
Sterling Capital Mid Value Fund	(231,414)	—	(231,414)	—	(1,107,766)	30,724,519	29,385,339
Sterling Capital Behavioral Small Cap Value Equity Fund	(354,529)	—	(354,529)	—	(17,885,822)	36,425,383	18,185,032
Sterling Capital Special Opportunities Fund	(936,598)	47,798,670	46,862,072	—	—	299,863,699	346,725,771
Sterling Capital Equity Income Fund	85,697	—	85,697	(88)	(27,283,367)	742,113,714	714,915,956
Sterling Capital Behavioral International Equity Fund	563,629	—	563,629	—	(10,396,733)	10,120,174	287,070
Sterling Capital SMID Opportunities Fund	(53,000)	—	(53,000)	—	(22,501)	4,079,510	4,004,009
Sterling Capital Stratton Mid Cap Value Fund	(40,559)	2,710,808	2,670,249	(25)	—	32,949,932	35,620,156
Sterling Capital Stratton Real Estate Fund	(456,337)	2,367,957	1,911,620	—	—	41,313,615	43,225,235
Sterling Capital Stratton Small Cap Value Fund	(1,254,342)	94,064,788	92,810,446	(1)	—	379,098,187	471,908,632
Sterling Capital Ultra Short Bond Fund	(20,065)	—	(20,065)	(11,740)	(974,240)	39,445	(966,600)
Sterling Capital Short Duration Bond Fund	(576,942)	—	(576,942)	(64,773)	(6,582,142)	2,075,722	(5,148,135)
Sterling Capital Intermediate U.S. Government Fund	(71,902)	—	(71,902)	(3,117)	(1,047,392)	419,902	(702,509)
Sterling Capital Total Return Bond Fund	(2,854,622)	10,885,351	8,030,729	(949,752)	—	29,607,623	36,688,600
Sterling Capital Corporate Fund	84	823,248	823,332	(339)	—	292,453	1,115,446
Sterling Capital Quality Income Fund	(140,593)	—	(140,593)	(4,733)	(1,737,546)	932,699	(950,173)
Sterling Capital North Carolina Intermediate Tax- Free Fund	240,918	—	240,918	(128,356)	(525,154)	9,363,617	8,951,025
Sterling Capital South Carolina Intermediate Tax- Free Fund	113,991	—	113,991	(85,525)	(73,828)	4,188,977	4,143,615
Sterling Capital Virginia Intermediate Tax-Free Fund	141,471	63,439	204,910	(78,246)	—	4,430,765	4,557,429
Sterling Capital West Virginia Intermediate Tax- Free Fund	185,428	—	185,428	(104,278)	(18)	4,149,181	4,230,313

*	The primary differences between book basis and tax basis unrealized appreciation (depreciation) were due to the deferral of losses on wash sales, basis adjustments on partnership interests, Passive Foreign Investment Companies and the deferral of market discount and premium until point of sale and real estate investment trust adjustments.

149

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

As of September 30, 2020, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/ Tax Exempt Income	Undistributed Long Term Capital Gains	Distributable Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Distributable Earnings (Accumulated Deficit)
Sterling Capital Behavioral Large Cap Value Equity Fund	$11,854	$—	$11,854	$—	$(25,351,797)	$1,826,135	$(23,513,808)
Sterling Capital Mid Value Fund	—	—	—	—	(2,583,299)	6,798,332	4,215,033
Sterling Capital Behavioral Small Cap Value Equity Fund	287,636	—	287,636	—	(30,501,876)	3,694,521	(26,519,719)
Sterling Capital Special Opportunities Fund	462,715	—	462,715	—	—	209,785,363	210,248,078
Sterling Capital Equity Income Fund	516,207	—	516,207	—	(62,718,536)	397,085,340	334,883,011
Sterling Capital Behavioral International Equity Fund .	2,314,425	—	2,314,425	—	(24,655,269)	8,186,601	(14,154,243)
Sterling Capital SMID Opportunities Fund	—	—	—	—	(1,095,725)	2,257,648	1,161,923
Sterling Capital Stratton Mid Cap Value Fund	187,816	—	187,816	—	(431,831)	19,120,050	18,876,035
Sterling Capital Stratton Real Estate Fund	—	1,894,143	1,894,143	—	—	29,878,913	31,773,056
Sterling Capital Stratton Small Cap Value Fund	1,661,767	67,518,570	69,180,337	—	—	267,992,269	337,172,606
Sterling Capital Ultra Short Bond Fund	12,046	—	12,046	(13,498)	(996,342)	84,330	(913,464)
Sterling Capital Short Duration Bond Fund	360,758	—	360,758	(69,741)	(6,963,230)	2,461,358	(4,210,855)
Sterling Capital Intermediate U.S. Government Fund	193,000	—	193,000	(15,983)	(991,490)	649,016	(165,457)
Sterling Capital Total Return Bond Fund	20,796,444	808,164	21,604,608	(1,129,813)	—	87,648,805	108,123,600
Sterling Capital Corporate Fund	31,238	326,716	357,954	(255)	—	1,045,418	1,403,117
Sterling Capital Quality Income Fund	4,935	—	4,935	(4,846)	(1,753,783)	1,430,974	(322,720)
Sterling Capital North Carolina Intermediate Tax- Free Fund	230,535	—	230,535	(117,974)	(525,153)	11,163,137	10,750,545
Sterling Capital South Carolina Intermediate Tax- Free Fund	110,050	—	110,050	(81,584)	(338,132)	4,940,528	4,630,862
Sterling Capital Virginia Intermediate Tax-Free Fund	138,643	197,686	336,329	(75,421)	—	5,552,481	5,813,389
Sterling Capital West Virginia Intermediate Tax- Free Fund	177,046	60,757	237,803	(95,897)	—	4,835,792	4,977,698

*	The primary differences between book basis and tax basis unrealized appreciation (depreciation) were due to the deferral of losses on wash sales, basis adjustments on partnership interests, Passive Foreign Investment Companies and the deferral of market discount and premium until point of sale and real estate investment trust adjustments.

Under current tax law, net capital losses or, if there are no such losses, net long-term capital losses or net short-term capital losses realized after October 31, net ordinary losses from the sale, exchange or other taxable disposition of property realized after October 31 and other net ordinary losses realized after December 31 of a Fund’s taxable year may be deferred and treated as occurring on the first business day of the following taxable year for tax purposes. The Sterling Capital SMID Opportunities Fund had deferred qualified late-year losses during the period ended March 31, 2021 of $9,769.

150

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2021 (Unaudited)

As of March 31, 2021, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Behavioral Large Cap Value Equity Fund	$25,669,361	$7,306,169	$(244,988)	$7,061,181
Sterling Capital Mid Value Fund	53,429,369	31,132,770	(1,033,506)	30,099,264
Sterling Capital Behavioral Small Cap Value Equity Fund	93,059,158	37,293,521	(1,020,506)	36,273,015
Sterling Capital Special Opportunities Fund	341,436,393	302,301,915	(2,542,256)	299,759,659
Sterling Capital Equity Income Fund	1,284,137,902	742,882,033	(1,523,084)	741,358,949
Sterling Capital Behavioral International Equity Fund	74,186,122	10,788,752	(687,579)	10,101,173
Sterling Capital SMID Opportunities Fund	9,647,796	4,079,510	(90,933)	3,988,577
Sterling Capital Stratton Mid Cap Value Fund	34,179,306	33,751,840	(805,940)	32,945,900
Sterling Capital Stratton Real Estate Fund	60,820,820	41,345,652	(32,037)	41,313,615
Sterling Capital Stratton Small Cap Value Fund	172,758,550	379,204,247	(106,060)	379,098,187
Sterling Capital Ultra Short Bond Fund	29,916,509	85,309	(45,864)	39,445
Sterling Capital Short Duration Bond Fund	194,675,055	2,337,857	(262,135)	2,075,722
Sterling Capital Intermediate U.S. Government Fund	19,865,298	500,850	(194,144)	306,706
Sterling Capital Total Return Bond Fund	1,543,112,181	47,446,566	(18,113,816)	29,332,750
Sterling Capital Corporate Fund	7,549,402	336,185	(43,755)	292,430
Sterling Capital Quality Income Fund	39,584,424	1,093,173	(172,290)	920,883
Sterling Capital North Carolina Intermediate Tax-Free Fund	171,057,362	9,603,170	(239,553)	9,363,617
Sterling Capital South Carolina Intermediate Tax-Free Fund	89,640,881	4,451,808	(262,831)	4,188,977
Sterling Capital Virginia Intermediate Tax-Free Fund	76,421,145	4,580,064	(149,298)	4,430,766
Sterling Capital West Virginia Intermediate Tax-Free Fund	93,729,133	4,325,145	(175,964)	4,149,181

9.	Fund Terminations:

On November 18, 2020, the Board of Trustees of Sterling Capital Funds approved the liquidation of each of Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund. On January 26, 2021, each Fund closed and assets were distributed in cash.

10.	Subsequent Events:

Management has evaluated the need for the disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued, and has noted no events that require recognition or disclosure in the financial statements.

151

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (UNAUDITED)

Continuation of Current Advisory Agreement

The Board of Trustees conducted meetings in August and November 2020 to consider the continuance of the investment advisory agreement between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”), the investment adviser to each series of the Trust (collectively, the “Funds”), for a new term running through January 31, 2022. The above referenced agreement is referred to herein as the “Advisory Agreement.”

The Trustees reviewed extensive material in connection with their consideration of the Advisory Agreement, including data from an independent provider of mutual fund data (as assembled by the Trust’s administrator), which, where applicable, included comparisons with a peer group of comparable funds (based on average share class assets) for advisory fees, administrator fees, 12b-1 fees, and total fund expenses. The Trustees considered the contractual advisory fee levels for each Fund, as well as the fee waivers that Sterling Capital had agreed to implement for certain Funds. The Trustees noted that, as detailed below, Sterling Capital had agreed to reduce its contractual advisory fee rate for six Funds in 2021 as part of the annual contract review process. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreement. The Board received detailed presentations from Sterling Capital, including analysis of each Fund’s investment process and performance. The Board also received and considered information from Sterling Capital relating to its profitability in respect of each Fund, and from all Funds in the aggregate. As part of their deliberations, the Independent Trustees conducted private meetings with their independent legal counsel, outside the presence of Sterling Capital and other Fund management.

In their deliberations regarding the Advisory Agreement, the Trustees attributed different weights to various factors involved in an analysis of the Advisory Agreement, and in each case no factor alone was considered determinative. The Trustees determined that the arrangement between the Trust and the Adviser, as provided in the Advisory Agreement, was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each applicable Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided by the Adviser to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year by the Adviser at Board meetings, as well as materials furnished by the Adviser specifically in connection with the annual review process. The Trustees conducted periodic meetings with representatives of each Fund’s portfolio management team over the course of the year, and received periodic “deep dive” attribution analyses regarding specific Funds. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of investment personnel of the Adviser responsible for the day-to-day management of each Fund. The Trustees considered the overall reputation of the Adviser, and the capabilities and commitment of the Adviser to provide high quality services to each Fund.

The Trustees received information concerning the investment philosophy and investment processes applied or to be applied by the Adviser in managing each Fund as well as the Adviser’s Form ADV. The Trustees also considered information regarding the Adviser’s and the Funds’ regulatory compliance and compliance with the investment policies of the Funds. The Trustees evaluated the Adviser’s trading practices, and considered the procedures of the Adviser designed to fulfill the Adviser’s fiduciary duty to the Funds with respect to possible conflicts of interest, including the Adviser’s code of ethics (regulating, among other things, the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent, and quality of services provided or to be provided by the Adviser, the nature and extent of responsibilities was or was expected to be consistent with mutual fund industry norms, and the quality of the services provided or to be provided by the Adviser was or was expected to be satisfactory or better.

Investment Performance

The Trustees considered the performance results of each Fund over various periods in absolute terms and relative to each Fund’s benchmark and peer fund categories determined by an independent third-party data provider. In conducting their review, the Trustees focused particular attention on cases where a Fund’s longer-term performance compared unfavorably with its relevant peer categories. The Trustees noted that Sterling Capital had been proactive in identifying and replacing underperforming portfolio managers over time and taking other steps to address underperformance concerns with certain Funds.

152

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (UNAUDITED)

After reviewing the performance of each Fund and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of each Fund was acceptable or better or that, in cases where performance issues were encountered, Sterling Capital had taken appropriate steps to address the situation.

Cost of Services, Including the Profits Realized by the Adviser and Affiliates, and Other Benefits

The Trustees considered peer group information with respect to the advisory fees charged by Sterling Capital to each of the Funds, taking into consideration both contractual and actual (i.e., after fee waivers) fee levels. The Trustees concluded that the advisory fees paid by the Funds fell within an acceptable range as compared to peer groups, and were fair and reasonable, particularly in light of the fee waivers and reductions described below under “Economies of Scale.”

As part of their review, the Trustees considered benefits to Sterling Capital aside from advisory fees. The Trustees reviewed administration fees received by Sterling Capital and considered the fallout benefits to Sterling Capital such as the research services available to Sterling Capital by reason of brokerage commissions generated by the Funds’ portfolio transactions. The Trustees also considered benefits to Sterling Capital’s affiliates, including brokerage commissions received by a Sterling Capital affiliate for executing certain trades on behalf of the Funds. With respect to these trades, the Trustees considered Sterling Capital’s assurances that such trades were effected in accordance with board approved procedures.

The Trustees also considered information from Sterling Capital regarding fees for accounts managed by Sterling Capital with investment objectives and strategies similar to those of comparable Funds. This included information about the differences in services necessary to manage the Funds as compared to separate accounts, including management of cash flows and the need to comply with extensive and complex restrictions set by applicable regulations or established in Fund disclosure documents. Based on this information, the Trustees concluded that the differences between the services that Sterling Capital provides to the Funds and those it provides to separate accounts substantially limit the probative value of fee comparisons to those other separate account clients.

The Trustees also considered the reasonableness of current and proposed advisory fees in the context of the profitability of the Adviser. In determining whether the advisory fees were fair and reasonable, the Trustees considered profitability information provided by the Adviser with respect to investment advisory services. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented the Adviser’s own determination of its and its affiliates’ revenues from the contractual services provided or expected to be provided to the Funds, less estimated expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser.

Based on their review, the Trustees concluded that the profitability of the Adviser as a result of its relationships with the Funds was acceptable. Based on the foregoing, the Trustees concluded that the fees proposed under the Advisory Agreement were fair and reasonable, in light of the services and benefits provided or expected to be provided to each Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Funds’ assets. The Trustees considered that Sterling Capital had taken steps to reduce the expense ratios for a number of Funds as part of the 2020 contract review process. In particular, Sterling Capital agreed to limit its advisory fee rates for the period February 1, 2021 to January 31, 2022 for each of the following Funds as part of the 2020 contract review process: Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund and Sterling Capital Quality Income Fund. In addition, Sterling Capital agreed to implement total expense caps for the period February 1, 2021 to January 31, 2022 for each of Sterling Capital SMID Opportunities Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Ultra Short Bond Fund and Sterling Capital Intermediate U.S. Government Fund. Finally, the Trustees noted that Sterling Capital had agreed to reduce its contractual advisory fee rate for each of the following Funds as part of the 2020 contract review process: Sterling Capital Mid Value Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Short Duration Bond Fund, and Sterling Capital Total Return Bond Fund. The Trustees found that, taking into account these fee waivers and reductions, each Fund’s fee schedule represents an appropriate sharing between the Fund and Sterling Capital of such economies of scale as may exist at current asset levels.

153

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at www. sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT reports, once filed, will be available without charge on the Commission’s website at www.sec.gov.

154

Notice of Privacy Policy & Practices

Sterling Capital Funds provide this notice to you so that you will know what kinds of information we collect about shareholders1, prospective investors, and individuals (such as beneficiaries), and the circumstances in which that information may be disclosed to third parties who are not affiliated with Sterling Capital Funds.

Collection of Personal Information

We collect nonpublic personal information about you from the following sources:

•	Account Applications and other forms, which may include your name, address, social security number, and information about your investment goals and risk tolerance;

•	Account History, including information about the transactions and balances in your account(s);

•	Correspondence, written, telephonic or electronic between you and Sterling Capital Funds or service providers working on behalf of Sterling Capital Funds;

•	Online, your name and e-mail address if you provide them; and

•	Third Parties, such as your financial intermediary in connection with your transactions, or third-party data services used to verify or update personal information that you provide.

To comply with federal regulations, information we receive from you or a third party will be used to verify your identity.

Disclosure of Personal Information

We may disclose your personal information as permitted by law to third parties who are not affiliated with the Sterling Capital Funds, including:

•	in connection with legal proceedings, such as responding to a subpoena;

•	to service providers who maintain or service shareholder accounts for Sterling Capital Funds or to a shareholder’s broker or agent; or to companies that mail account-related materials, such as shareholder reports; and

•	to perform marketing services on our behalf, or pursuant to a joint marketing agreement with another financial institution.

Safeguarding of Personal Information

Sterling Capital Funds employs policies, practices and procedures for safeguarding your personal information that we believe comply with applicable law, however no security measures are perfect or impenetrable.

We request that all service providers to Sterling Capital Funds:

•	maintain policies and procedures designed to assure only appropriate access to, and use of your personal information; and

•	maintain physical, electronic and procedural safeguards that comply with applicable legal standards to guard your nonpublic personal information.

When information is shared with third parties, they are not permitted to use the information for any purpose other than to assist our servicing of your account(s), including helping us improve the services we offer.

[1]	For purposes of this notice, the terms “shareholder” or “shareholders” includes both individual shareholders (both current and former) of the Sterling Capital Funds and individuals (such as beneficiaries, for example) whose nonpublic personal information is provided to the Sterling Capital Funds, even though they do not invest in Sterling Capital Funds shares.

155

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INVESTMENT ADVISOR

Sterling Capital Management LLC

4350 Congress Street, Suite 1000

Charlotte, NC 28209

DISTRIBUTOR

Sterling Capital Distributors, LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

SC Funds
03/21
© 2021 Sterling Capital Funds

STERLING
CAPITAL FUNDS

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	May 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	May 28, 2021

By (Signature and Title)	/s/ Todd M. Miller
Todd M. Miller, Treasurer
(principal financial officer)

Date	May 28, 2021